UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF
REGISTERED MANAGEMENT COMPANY

Investment Company Act file number: 811-2652

Name of Registrant: Vanguard Index Funds

Address of Registrant:
P.O. Box 2600
Valley Forge, PA 19482

Name and address of agent for service:
Heidi Stam, Esquire
P.O. Box 876
Valley Forge, PA 19482

Date of fiscal year end: December 31

Date of reporting period: March 31, 2010

Item 1: Schedule of Investments

Vanguard 500 Index Fund

Schedule of Investments
As of March 31, 2010

			Market
			Value
		Shares	($000)
Common Stocks (100.0%)[1]
Consumer Discretionary (10.1%)
	McDonald's Corp.	9,966,424	664,960
	Walt Disney Co.	17,965,470	627,175
	Home Depot Inc.	15,757,883	509,768
	Comcast Corp. Class A	24,979,381	470,112
*	Amazon.com Inc.	3,170,664	430,354
*	Ford Motor Co.	31,199,817	392,182
	Target Corp.	6,968,505	366,543
	Time Warner Inc.	10,664,542	333,480
	Lowe's Cos. Inc.	13,635,259	330,519
	News Corp. Class A	20,872,727	300,776
*	DIRECTV Class A	8,670,202	293,140
	NIKE Inc. Class B	3,614,270	265,649
	Johnson Controls Inc.	6,225,356	205,374
*	Viacom Inc. Class B	5,630,892	193,590
	Time Warner Cable Inc.	3,269,389	174,291
*	Starbucks Corp.	6,891,567	167,258
	Yum! Brands Inc.	4,338,636	166,300
	TJX Cos. Inc.	3,893,474	165,550
	Staples Inc.	6,759,057	158,094
^	Carnival Corp.	4,024,095	156,457
*	Kohl's Corp.	2,844,149	155,802
	Best Buy Co. Inc.	3,168,436	134,785
	Coach Inc.	2,913,141	115,127
	Omnicom Group Inc.	2,875,633	111,603
*	priceline.com Inc.	422,619	107,768
*	Bed Bath & Beyond Inc.	2,426,853	106,199
	McGraw-Hill Cos. Inc.	2,921,050	104,135
	Gap Inc.	4,416,365	102,062
*	Discovery Communications Inc. Class A	2,628,883	88,830
	CBS Corp. Class B	6,281,521	87,564
	Macy's Inc.	3,907,326	85,062
	Stanley Black & Decker Inc.	1,458,321	83,722
	Starwood Hotels & Resorts Worldwide Inc.	1,735,586	80,948
	Mattel Inc.	3,354,786	76,288
	Marriott International Inc. Class A	2,353,983	74,198
*	Apollo Group Inc. Class A	1,192,617	73,095
	JC Penney Co. Inc.	2,188,929	70,418
	Fortune Brands Inc.	1,395,282	67,685
	VF Corp.	819,490	65,682
	Nordstrom Inc.	1,534,024	62,665
	Genuine Parts Co.	1,469,980	62,092
	Ross Stores Inc.	1,153,024	61,652
	Ltd Brands Inc.	2,482,482	61,119
	Harley-Davidson Inc.	2,175,741	61,073
	Whirlpool Corp.	689,279	60,140
	Sherwin-Williams Co.	853,281	57,750
	Darden Restaurants Inc.	1,295,651	57,708
	H&R Block Inc.	3,111,784	55,390
	Tiffany & Co.	1,154,913	54,847

*	O'Reilly Automotive Inc.	1,273,141	53,103
	International Game Technology	2,756,206	50,852
^,* Sears Holdings Corp.		450,360	48,833
	Expedia Inc.	1,956,120	48,825
	Wynn Resorts Ltd.	639,824	48,518
*	AutoZone Inc.	274,995	47,599
	Family Dollar Stores Inc.	1,288,037	47,155
*	Urban Outfitters Inc.	1,202,037	45,713
	Polo Ralph Lauren Corp. Class A	533,110	45,336
	Hasbro Inc.	1,141,884	43,711
	Wyndham Worldwide Corp.	1,656,658	42,626
	Newell Rubbermaid Inc.	2,576,982	39,170
*	Interpublic Group of Cos. Inc.	4,508,616	37,512
	DeVry Inc.	573,072	37,364
	Abercrombie & Fitch Co.	815,943	37,240
	Scripps Networks Interactive Inc. Class A	829,494	36,788
	Gannett Co. Inc.	2,192,053	36,213
*	GameStop Corp. Class A	1,527,163	33,460
*	Pulte Group Inc.	2,927,987	32,940
	DR Horton Inc.	2,563,136	32,295
*	Harman International Industries Inc.	643,544	30,105
	Leggett & Platt Inc.	1,376,124	29,779
*	Goodyear Tire & Rubber Co.	2,247,038	28,403
*	Big Lots Inc.	766,583	27,919
	RadioShack Corp.	1,161,573	26,286
	Lennar Corp. Class A	1,496,836	25,761
	Washington Post Co. Class B	57,456	25,521
	Comcast Corp.	1,304,720	23,446
*	Office Depot Inc.	2,548,334	20,336
*	AutoNation Inc.	837,102	15,135
*	Eastman Kodak Co.	2,487,762	14,404
*	New York Times Co. Class A	1,072,420	11,936
	Meredith Corp.	340,025	11,700
			9,892,965
Consumer Staples (11.3%)
	Procter & Gamble Co.	26,904,847	1,702,270
	Coca-Cola Co.	21,352,039	1,174,362
	Wal-Mart Stores Inc.	19,764,169	1,098,888
	PepsiCo Inc.	15,137,481	1,001,496
	Philip Morris International Inc.	17,423,050	908,786
	Kraft Foods Inc.	16,090,044	486,563
	CVS Caremark Corp.	12,880,164	470,899
	Altria Group Inc.	19,271,718	395,456
	Colgate-Palmolive Co.	4,573,465	389,934
	Walgreen Co.	9,134,181	338,787
	Costco Wholesale Corp.	4,073,382	243,222
	Kimberly-Clark Corp.	3,853,290	242,295
	General Mills Inc.	3,055,418	216,293
	Archer-Daniels-Midland Co.	5,958,867	172,211
	Sysco Corp.	5,490,177	161,960
	Avon Products Inc.	3,961,499	134,176
	HJ Heinz Co.	2,928,004	133,546
	Kroger Co.	6,019,774	130,388
	Kellogg Co.	2,358,119	125,994
	Lorillard Inc.	1,435,328	107,994
	ConAgra Foods Inc.	4,108,686	103,005
^	Mead Johnson Nutrition Co.	1,896,982	98,700

Sara Lee Corp.	6,468,259	90,103
Safeway Inc.	3,604,792	89,615
Reynolds American Inc.	1,568,400	84,662
Clorox Co.	1,297,451	83,218
Dr Pepper Snapple Group Inc.	2,357,922	82,928
Coca-Cola Enterprises Inc.	2,949,370	81,580
Estee Lauder Cos. Inc. Class A	1,095,476	71,063
JM Smucker Co.	1,104,630	66,565
Hershey Co.	1,543,162	66,063
Campbell Soup Co.	1,747,027	61,757
Molson Coors Brewing Co. Class B	1,459,529	61,388
Brown-Forman Corp. Class B	1,011,814	60,152
* Whole Foods Market Inc.	1,580,990	57,153
Tyson Foods Inc. Class A	2,831,321	54,220
McCormick & Co. Inc.	1,214,957	46,606
SUPERVALU Inc.	1,967,207	32,813
* Constellation Brands Inc. Class A	1,849,425	30,404
Hormel Foods Corp.	647,484	27,201
* Dean Foods Co.	1,674,760	26,277
		11,010,993
Energy (10.9%)
Exxon Mobil Corp.	43,732,593	2,929,209
Chevron Corp.	18,603,076	1,410,671
ConocoPhillips	13,772,393	704,733
Schlumberger Ltd.	11,083,857	703,382
Occidental Petroleum Corp.	7,521,044	635,829
Anadarko Petroleum Corp.	4,559,646	332,079
Apache Corp.	3,118,651	316,543
Devon Energy Corp.	4,142,628	266,909
XTO Energy Inc.	5,408,630	255,179
Halliburton Co.	8,366,990	252,097
EOG Resources Inc.	2,341,044	217,577
Marathon Oil Corp.	6,566,509	207,764
Hess Corp.	2,700,348	168,907
National Oilwell Varco Inc.	3,880,676	157,478
Chesapeake Energy Corp.	6,008,489	142,041
Spectra Energy Corp.	5,999,599	135,171
Baker Hughes Inc.	2,874,680	134,650
* Southwestern Energy Co.	3,203,085	130,430
Williams Cos. Inc.	5,409,366	124,956
Noble Energy Inc.	1,609,171	117,469
Peabody Energy Corp.	2,484,525	113,543
Valero Energy Corp.	5,235,064	103,131
Murphy Oil Corp.	1,771,133	99,520
Smith International Inc.	2,295,050	98,274
* Cameron International Corp.	2,267,177	97,171
Consol Energy Inc.	2,034,440	86,789
* FMC Technologies Inc.	1,133,847	73,281
El Paso Corp.	6,508,380	70,551
Range Resources Corp.	1,463,941	68,615
* Denbury Resources Inc.	3,669,385	61,902
Pioneer Natural Resources Co.	1,070,205	60,274
BJ Services Co.	2,723,754	58,288
^ Diamond Offshore Drilling Inc.	645,019	57,284
* Nabors Industries Ltd.	2,629,117	51,610
Massey Energy Co.	881,102	46,073
Helmerich & Payne Inc.	979,317	37,292

Cabot Oil & Gas Corp.	961,300	35,376
Sunoco Inc.	1,084,201	32,212
* Rowan Cos. Inc.	1,055,372	30,722
Tesoro Corp.	1,300,545	18,078
		10,643,060
Financials (16.5%)
Bank of America Corp.	92,925,294	1,658,717
JPMorgan Chase & Co.	36,801,550	1,646,869
Wells Fargo & Co.	47,988,439	1,493,400
* Berkshire Hathaway Inc. Class B	13,800,505	1,121,567
Goldman Sachs Group Inc.	4,874,514	831,738
* Citigroup Inc.	182,006,889	737,128
US Bancorp	17,723,205	458,677
American Express Co.	11,085,105	457,371
Morgan Stanley	12,950,256	379,313
Bank of New York Mellon Corp.	11,171,600	344,979
MetLife Inc.	7,587,422	328,839
PNC Financial Services Group Inc.	4,788,617	285,880
Prudential Financial Inc.	4,304,433	260,418
Travelers Cos. Inc.	4,761,630	256,842
Aflac Inc.	4,340,578	235,650
Simon Property Group Inc.	2,688,666	225,579
State Street Corp.	4,588,835	207,140
BB&T Corp.	6,378,800	206,609
CME Group Inc.	617,080	195,065
Capital One Financial Corp.	4,221,399	174,808
Charles Schwab Corp.	9,064,148	169,409
Allstate Corp.	4,976,674	160,796
Chubb Corp.	3,046,376	157,955
Franklin Resources Inc.	1,374,733	152,458
T Rowe Price Group Inc.	2,388,620	131,207
* Berkshire Hathaway Inc. Class A	1,019	124,114
SunTrust Banks Inc.	4,630,319	124,046
Northern Trust Corp.	2,240,307	123,799
Loews Corp.	3,289,927	122,648
Marsh & McLennan Cos. Inc.	4,934,281	120,495
Progressive Corp.	6,223,369	118,804
Hartford Financial Services Group Inc.	4,109,543	116,793
Public Storage	1,258,155	115,738
Vornado Realty Trust	1,454,431	110,100
Ameriprise Financial Inc.	2,365,442	107,296
AON Corp.	2,474,143	105,671
Equity Residential	2,613,601	102,323
Fifth Third Bancorp	7,377,534	100,261
Boston Properties Inc.	1,286,720	97,070
HCP Inc.	2,719,114	89,731
Host Hotels & Resorts Inc.	6,056,168	88,723
Invesco Ltd.	3,979,414	87,189
Regions Financial Corp.	11,026,033	86,554
Principal Financial Group Inc.	2,960,003	86,462
Lincoln National Corp.	2,803,514	86,068
* Genworth Financial Inc. Class A	4,534,199	83,157
Unum Group	3,079,009	76,267
* IntercontinentalExchange Inc.	679,845	76,265
Discover Financial Services	5,037,797	75,063
NYSE Euronext	2,412,939	71,447
Ventas Inc.	1,453,395	69,007

	AvalonBay Communities Inc.	755,668	65,252
	KeyCorp	8,153,458	63,189
	Hudson City Bancorp Inc.	4,387,720	62,130
	Comerica Inc.	1,614,827	61,428
^	M&T Bank Corp.	767,117	60,894
	XL Capital Ltd. Class A	3,175,113	60,010
	Plum Creek Timber Co. Inc.	1,511,010	58,793
	Kimco Realty Corp.	3,728,193	58,309
	ProLogis	4,391,640	57,970
*	SLM Corp.	4,495,989	56,290
	Moody's Corp.	1,821,627	54,193
	People's United Financial Inc.	3,439,226	53,790
	Health Care REIT Inc.	1,141,589	51,634
*	Leucadia National Corp.	1,759,799	43,661
	Cincinnati Financial Corp.	1,509,789	43,633
	Legg Mason Inc.	1,507,631	43,224
^,* American International Group Inc.		1,249,042	42,642
	Torchmark Corp.	767,772	41,084
*	CB Richard Ellis Group Inc. Class A	2,501,551	39,650
	Marshall & Ilsley Corp.	4,866,428	39,175
	Assurant Inc.	1,083,824	37,262
	Huntington Bancshares Inc.	6,635,333	35,632
^	Zions Bancorporation	1,394,481	30,428
*	First Horizon National Corp.	2,087,978	29,336
*	NASDAQ OMX Group Inc.	1,370,877	28,953
	Janus Capital Group Inc.	1,688,790	24,133
*	E*Trade Financial Corp.	14,365,947	23,704
	Federated Investors Inc. Class B	817,360	21,562
	Apartment Investment & Management Co.	1,085,391	19,982
			16,151,448
Health Care (12.1%)
	Johnson & Johnson	25,490,708	1,661,994
	Pfizer Inc.	74,754,875	1,282,046
	Merck & Co. Inc.	28,856,772	1,077,800
	Abbott Laboratories	14,381,933	757,640
*	Amgen Inc.	9,071,095	542,089
	Medtronic Inc.	10,232,187	460,755
	Bristol-Myers Squibb Co.	15,879,263	423,976
*	Gilead Sciences Inc.	8,367,832	380,569
	UnitedHealth Group Inc.	10,722,007	350,288
	Eli Lilly & Co.	9,399,617	340,454
	Baxter International Inc.	5,582,422	324,897
*	Medco Health Solutions Inc.	4,302,531	277,771
*	WellPoint Inc.	4,115,923	264,983
*	Celgene Corp.	4,258,374	263,849
*	Express Scripts Inc.	2,548,503	259,336
*	Thermo Fisher Scientific Inc.	3,787,783	194,844
	Allergan Inc.	2,852,594	186,331
	Becton Dickinson and Co.	2,185,233	172,043
	McKesson Corp.	2,485,917	163,375
	Stryker Corp.	2,619,629	149,895
*	Biogen Idec Inc.	2,500,881	143,451
	Aetna Inc.	3,994,124	140,234
*	Genzyme Corp.	2,461,789	127,595
*	Intuitive Surgical Inc.	360,985	125,670
*	St. Jude Medical Inc.	3,017,267	123,859
	Cardinal Health Inc.	3,348,149	120,634

*	Zimmer Holdings Inc.	1,975,643	116,958
*	Boston Scientific Corp.	14,011,263	101,161
	CIGNA Corp.	2,536,444	92,783
*	Forest Laboratories Inc.	2,799,216	87,783
*	Life Technologies Corp.	1,676,636	87,638
*	Hospira Inc.	1,504,988	85,258
	Quest Diagnostics Inc.	1,393,375	81,220
	CR Bard Inc.	886,378	76,778
	AmerisourceBergen Corp. Class A	2,618,119	75,716
*	Humana Inc.	1,576,186	73,718
*	Laboratory Corp. of America Holdings	970,692	73,491
^,* Mylan Inc.		2,835,951	64,404
*	Varian Medical Systems Inc.	1,147,907	63,514
*	DaVita Inc.	948,468	60,133
*	Waters Corp.	869,621	58,734
*	Millipore Corp.	515,981	54,488
	DENTSPLY International Inc.	1,364,487	47,552
*	Cephalon Inc.	692,793	46,958
*	CareFusion Corp.	1,643,573	43,440
*	Watson Pharmaceuticals Inc.	984,423	41,119
*	Coventry Health Care Inc.	1,373,154	33,944
*	King Pharmaceuticals Inc.	2,302,181	27,074
	Patterson Cos. Inc.	863,534	26,813
	PerkinElmer Inc.	1,083,356	25,892
*	Tenet Healthcare Corp.	4,017,497	22,980
			11,885,927
Industrials (10.5%)
	General Electric Co.	98,833,347	1,798,767
	United Technologies Corp.	8,673,874	638,484
	United Parcel Service Inc. Class B	9,200,847	592,627
	3M Co.	6,592,633	550,946
	Boeing Co.	7,011,684	509,118
	Caterpillar Inc.	5,776,989	363,084
	Emerson Electric Co.	6,969,811	350,860
	Union Pacific Corp.	4,680,603	343,088
	Honeywell International Inc.	7,078,625	320,449
	General Dynamics Corp.	3,572,883	275,827
	FedEx Corp.	2,899,120	270,778
	Lockheed Martin Corp.	2,923,891	243,326
	Deere & Co.	3,923,561	233,295
	Raytheon Co.	3,454,069	197,296
	Danaher Corp.	2,429,405	194,134
	Norfolk Southern Corp.	3,412,771	190,740
	CSX Corp.	3,616,225	184,066
	Northrop Grumman Corp.	2,807,134	184,064
	Illinois Tool Works Inc.	3,577,950	169,452
	Precision Castparts Corp.	1,305,424	165,410
	Waste Management Inc.	4,496,436	154,812
	PACCAR Inc.	3,372,067	146,145
	Eaton Corp.	1,532,064	116,084
	Cummins Inc.	1,865,131	115,545
	L-3 Communications Holdings Inc.	1,071,094	98,144
	Parker Hannifin Corp.	1,490,536	96,497
	Rockwell Collins Inc.	1,458,442	91,284
	Southwest Airlines Co.	6,882,294	90,984
	ITT Corp.	1,694,677	90,852
	Republic Services Inc. Class A	2,997,294	86,981

	CH Robinson Worldwide Inc.	1,544,602	86,266
	Goodrich Corp.	1,154,076	81,385
	Dover Corp.	1,727,890	80,779
	Fluor Corp.	1,661,164	77,261
	Rockwell Automation Inc.	1,320,229	74,408
	Expeditors International of Washington Inc.	1,967,899	72,655
	WW Grainger Inc.	570,678	61,702
	Fastenal Co.	1,215,357	58,325
	Flowserve Corp.	518,251	57,148
^,* First Solar Inc.		450,117	55,207
	Textron Inc.	2,516,083	53,416
*	Jacobs Engineering Group Inc.	1,153,842	52,142
	Masco Corp.	3,332,501	51,720
	Roper Industries Inc.	868,630	50,242
	Pitney Bowes Inc.	1,922,197	46,998
	Iron Mountain Inc.	1,679,490	46,018
	Pall Corp.	1,084,181	43,898
*	Stericycle Inc.	781,541	42,594
	Robert Half International Inc.	1,385,959	42,175
	Equifax Inc.	1,172,927	41,991
	RR Donnelley & Sons Co.	1,904,129	40,653
	Avery Dennison Corp.	1,046,226	38,093
*	Quanta Services Inc.	1,947,105	37,307
	Dun & Bradstreet Corp.	473,580	35,244
	Cintas Corp.	1,219,219	34,248
	Snap-On Inc.	535,597	23,213
	Ryder System Inc.	494,748	19,176
^,* Raytheon Co. Warrants Exp. 06/16/11		60,569	1,181
			10,268,584
Information Technology (18.9%)
	Microsoft Corp.	70,678,526	2,068,760
*	Apple Inc.	8,399,539	1,973,304
	International Business Machines Corp.	12,032,444	1,543,161
*	Cisco Systems Inc.	53,035,879	1,380,524
*	Google Inc. Class A	2,238,499	1,269,251
	Hewlett-Packard Co.	21,805,614	1,158,968
	Intel Corp.	51,168,128	1,139,003
	Oracle Corp.	36,206,263	930,139
	QUALCOMM Inc.	15,567,197	653,667
	Visa Inc. Class A	4,134,789	376,390
*	EMC Corp.	19,014,141	343,015
	Corning Inc.	14,435,603	291,744
*	eBay Inc.	10,478,313	282,391
	Texas Instruments Inc.	11,514,299	281,755
*	Dell Inc.	15,949,345	239,400
	Mastercard Inc. Class A	894,828	227,286
	Automatic Data Processing Inc.	4,681,335	208,179
*	Yahoo! Inc.	11,024,336	182,232
*	Adobe Systems Inc.	4,858,671	171,851
	Applied Materials Inc.	12,453,037	167,867
*	Motorola Inc.	21,437,644	150,492
*	Juniper Networks Inc.	4,874,190	149,540
*	Cognizant Technology Solutions Corp. Class A	2,758,961	140,652
	Broadcom Corp. Class A	3,995,660	132,576
*	Symantec Corp.	7,468,073	126,360
	Xerox Corp.	12,533,455	122,201
*	Agilent Technologies Inc.	3,234,330	111,229

Western Union Co.	6,330,370	107,363
* NetApp Inc.	3,195,475	104,045
* Intuit Inc.	2,907,699	99,850
Paychex Inc.	2,983,516	91,594
* NVIDIA Corp.	5,147,324	89,460
CA Inc.	3,660,833	85,920
* Western Digital Corp.	2,119,982	82,658
* Micron Technology Inc.	7,887,343	81,949
* Citrix Systems Inc.	1,698,167	80,612
Analog Devices Inc.	2,760,175	79,548
* Computer Sciences Corp.	1,414,510	77,077
* Salesforce.com Inc.	1,020,023	75,941
* SanDisk Corp.	2,117,937	73,344
* Fiserv Inc.	1,410,857	71,615
Fidelity National Information Services Inc.	3,042,037	71,305
Amphenol Corp. Class A	1,591,588	67,149
Altera Corp.	2,741,273	66,640
Xilinx Inc.	2,569,473	65,522
* BMC Software Inc.	1,691,504	64,277
* Autodesk Inc.	2,131,883	62,720
* McAfee Inc.	1,463,721	58,739
Linear Technology Corp.	2,070,615	58,557
Harris Corp.	1,211,628	57,540
* Electronic Arts Inc.	3,020,513	56,363
* Red Hat Inc.	1,742,624	51,007
* SAIC Inc.	2,823,775	49,981
* Akamai Technologies Inc.	1,589,414	49,923
KLA-Tencor Corp.	1,585,853	49,035
* Advanced Micro Devices Inc.	5,225,149	48,437
Microchip Technology Inc.	1,703,689	47,976
* Teradata Corp.	1,545,712	44,656
* VeriSign Inc.	1,700,795	44,238
* FLIR Systems Inc.	1,407,653	39,696
* LSI Corp.	6,061,005	37,093
* MEMC Electronic Materials Inc.	2,074,425	31,801
National Semiconductor Corp.	2,194,417	31,709
Total System Services Inc.	1,828,627	28,636
Jabil Circuit Inc.	1,767,824	28,621
Tellabs Inc.	3,583,162	27,125
Molex Inc.	1,253,374	26,145
* Lexmark International Inc. Class A	724,641	26,145
* JDS Uniphase Corp.	2,065,243	25,877
* Novellus Systems Inc.	899,885	22,497
* QLogic Corp.	1,063,193	21,583
* Monster Worldwide Inc.	1,166,167	19,370
* Novell Inc.	3,216,952	19,270
* Teradyne Inc.	1,622,223	18,120
* Compuware Corp.	2,137,995	17,959
Molex Inc. Class A	4,051	72
		18,458,697
Materials (3.5%)
Monsanto Co.	5,056,352	361,125
Freeport-McMoRan Copper & Gold Inc.	3,987,853	333,145
Dow Chemical Co.	10,665,220	315,371
EI du Pont de Nemours & Co.	8,372,096	311,777
Praxair Inc.	2,837,459	235,509
Newmont Mining Corp.	4,547,104	231,584

Air Products & Chemicals Inc.	1,963,820	145,225
Alcoa Inc.	9,459,709	134,706
Nucor Corp.	2,920,298	132,523
PPG Industries Inc.	1,536,245	100,470
International Paper Co.	4,017,471	98,870
Ecolab Inc.	2,189,474	96,227
Cliffs Natural Resources Inc.	1,253,811	88,958
Weyerhaeuser Co.	1,961,568	88,800
United States Steel Corp.	1,330,367	84,505
Sigma-Aldrich Corp.	1,129,364	60,602
* Owens-Illinois Inc.	1,563,799	55,577
Vulcan Materials Co.	1,163,789	54,977
Allegheny Technologies Inc.	909,601	49,109
Airgas Inc.	761,938	48,475
Ball Corp.	873,201	46,611
Eastman Chemical Co.	674,313	42,940
CF Industries Holdings Inc.	450,585	41,084
FMC Corp.	670,482	40,591
MeadWestvaco Corp.	1,588,093	40,576
International Flavors & Fragrances Inc.	733,021	34,943
Sealed Air Corp.	1,474,162	31,075
* Pactiv Corp.	1,227,104	30,899
Bemis Co. Inc.	1,003,379	28,817
AK Steel Holding Corp.	1,014,633	23,195
* Titanium Metals Corp.	784,245	13,011
		3,401,277
Telecommunication Services (2.8%)
AT&T Inc.	54,670,153	1,412,677
Verizon Communications Inc.	26,266,997	814,802
* American Tower Corp. Class A	3,724,117	158,685
* Sprint Nextel Corp.	27,541,038	104,656
CenturyTel Inc.	2,759,888	97,866
Qwest Communications International Inc.	13,780,940	71,936
Windstream Corp.	4,236,358	46,134
^ Frontier Communications Corp.	2,897,715	21,559
* MetroPCS Communications Inc.	2,418,996	17,126
		2,745,441
Utilities (3.4%)
Exelon Corp.	6,116,885	267,981
Southern Co.	7,606,259	252,223
Dominion Resources Inc.	5,540,395	227,766
Duke Energy Corp.	12,102,424	197,512
FPL Group Inc.	3,834,411	185,317
American Electric Power Co. Inc.	4,431,004	151,452
PG&E Corp.	3,441,225	145,977
Entergy Corp.	1,752,602	142,574
Public Service Enterprise Group Inc.	4,693,663	138,557
Consolidated Edison Inc.	2,602,916	115,934
Sempra Energy	2,286,009	114,072
FirstEnergy Corp.	2,827,755	110,537
Progress Energy Inc.	2,638,944	103,869
Edison International	3,022,291	103,272
PPL Corp.	3,497,759	96,923
Xcel Energy Inc.	4,235,920	89,801
Questar Corp.	1,618,261	69,909
DTE Energy Co.	1,530,570	68,263
* AES Corp.	6,195,839	68,154

Constellation Energy Group Inc.			1,864,492	65,462
Ameren Corp.			2,198,669	57,341
EQT Corp.			1,332,291	54,624
Wisconsin Energy Corp.			1,084,928	53,606
CenterPoint Energy Inc.			3,622,771	52,023
* NRG Energy Inc.			2,428,272	50,751
Northeast Utilities			1,628,251	45,005
Oneok Inc.			979,378	44,709
NiSource Inc.			2,557,539	40,409
SCANA Corp.			1,028,337	38,655
Allegheny Energy Inc.			1,572,608	36,170
Pinnacle West Capital Corp.			939,834	35,460
Pepco Holdings Inc.			2,056,252	35,265
Integrys Energy Group Inc.			708,675	33,577
CMS Energy Corp.			2,130,568	32,939
TECO Energy Inc.			1,982,476	31,501
Nicor Inc.			419,561	17,588
				3,375,178
Total Common Stocks (Cost $76,628,558)				97,833,570
				Market
				Value
	Coupon		Shares	($000)
Temporary Cash Investments (0.3%)[1]
Money Market Fund (0.3%)
[2,3] Vanguard Market Liquidity Fund	0.183%		268,280,847	268,281

			Face	Market
		Maturity	Amount	Value
	Coupon	Date	($000)	($000)
U.S. Government and Agency Obligations (0.0%)
[4,5] Freddie Mac Discount Notes	0.245%	9/21/10	43,000	42,942
Total Temporary Cash Investments (Cost $311,230)				311,223
Total Investments (100.3%) (Cost $76,939,788)				98,144,793
Other Assets and Liabilities-Net (-0.3%)[3]				(289,861)
Net Assets (100%)				97,854,932

^ Part of security position is on loan to broker-dealers. The total value of securities on loan is $196,197,000.
* Non-income-producing security.
1 The fund invests a portion of its cash reserves in equity markets through the use of index futures contracts. After giving effect to futures investments, the fund's effective common stock and temporary cash investment positions represent 100.0% and 0.3%, respectively, of net assets.
2 Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by Vanguard. Rate shown is the 7-day yield.
3 Includes $201,340,000 of collateral received for securities on loan.
4 The issuer operates under a congressional charter; its securities are not backed by the full faith and credit of the U.S. government.
5 Securities with a value of $42,942,000 have been segregated as initial margin for open futures contracts.
REIT—Real Estate Investment Trust.

A. Security Valuation: Securities are valued as of the close of trading on the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date. Equity securities are valued at the latest quoted sales prices or official closing prices taken from the primary market in which each security trades; such securities not traded on the valuation date are valued at the mean of the latest quoted bid and asked prices. Securities for which market quotations are not readily available, or whose values have been materially affected by events occurring before the fund's pricing time but

500 Index Fund

after the close of the securities’ primary markets, are valued by methods deemed by the board of trustees to represent fair value. Investments in Vanguard Market Liquidity Fund are valued at that fund's net asset value. Temporary cash investments acquired over 60 days to maturity are valued using the latest bid prices or using valuations based on a matrix system (which considers such factors as security prices, yields, maturities, and ratings), both as furnished by independent pricing services. Other temporary cash investments are valued at amortized cost, which approximates market value.

B. Futures Contracts: The fund uses index futures contracts to a limited extent, with the objectives of maintaining full exposure to the stock market, enhancing returns, maintaining liquidity, and minimizing transaction costs. The fund may purchase futures contracts to immediately invest incoming cash in the market, or sell futures in response to cash outflows, thereby simulating a fully invested position in the underlying index while maintaining a cash balance for liquidity. The fund may seek to enhance returns by using futures contracts instead of the underlying securities when futures are believed to be priced more attractively than the underlying securities. The primary risks associated with the use of futures contracts are imperfect correlation between changes in market values of stocks held by the fund and the prices of futures contracts, and the possibility of an illiquid market.

Futures contracts are valued at their quoted daily settlement prices. The aggregate principal amounts of the contracts are not recorded in the Schedule of Investments. Fluctuations in the value of the contracts are recorded in the Schedule of Investments as an asset (liability).

At March 31, 2010, the aggregate settlement value of open futures contracts and the related unrealized appreciation (depreciation) were:

				($000)

		Number of	Aggregate
		Long (Short)	Settlement	Unrealized
		Contracts	Value	Appreciation
Futures Contracts	Expiration		Long (Short)	(Depreciation)
S&P 500 Index	June 2010	73	21,265	356
E-mini S&P 500 Index	June 2010	50	2,913	(10)

Unrealized appreciation (depreciation) on open futures contracts is required to be treated as realized gain (loss) for tax purposes.

C. Various inputs may be used to determine the value of the fund's investments. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

Level 1—Quoted prices in active markets for identical securities.
Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3—Significant unobservable inputs (including the fund's own assumptions used to determine the fair value of investments).

500 Index Fund

The following table summarizes the fund's investments as of March 31, 2010, based on the inputs used to value them:

	Level 1	Level 2	Level 3
Investments	($000)	($000)	($000)
Common Stocks	97,833,570	-	-
Temporary Cash Investments	268,281	42,942	-
Futures Contracts—Assets[1]	3	-	-
Futures Contracts—Liabilities[1]	(170)	-	-
Total	98,101,684	42,942	-
1 Represents variation margin on the last day of the reporting period.

D. At March 31, 2010, the cost of investment securities for tax purposes was $76,939,788,000. Net unrealized appreciation of investment securities for tax purposes was $21,205,005,000, consisting of unrealized gains of $31,795,967,000 on securities that had risen in value since their purchase and $10,590,962,000 in unrealized losses on securities that had fallen in value since their purchase.

Vanguard Extended Market Index Fund

Schedule of Investments
As of March 31, 2010

			Market
			Value
		Shares	($000)
Common Stocks (99.7%)[1]
Consumer Discretionary (14.3%)
*	Las Vegas Sands Corp.	1,937,240	40,973
	Cablevision Systems Corp. Class A	1,544,934	37,295
*	Liberty Global Inc.	1,218,430	35,200
*	CarMax Inc.	1,384,861	34,788
*	Dollar Tree Inc.	551,136	32,638
*	BorgWarner Inc.	728,895	27,829
*	NVR Inc.	37,888	27,526
	DISH Network Corp. Class A	1,311,571	27,307
	PetSmart Inc.	771,788	24,666
	American Eagle Outfitters Inc.	1,297,602	24,032
	Advance Auto Parts Inc.	570,545	23,917
*	Chipotle Mexican Grill Inc. Class A	195,786	22,059
^	Strayer Education Inc.	86,613	21,092
*	Sirius XM Radio Inc.	24,101,451	20,980
*	ITT Educational Services Inc.	184,144	20,713
*,^ Royal Caribbean Cruises Ltd.		614,625	20,276
*,^ NetFlix Inc.		261,563	19,288
*	Mohawk Industries Inc.	350,404	19,055
	Tupperware Brands Corp.	391,549	18,880
	Jarden Corp.	562,247	18,717
*	DreamWorks Animation SKG Inc. Class A	471,523	18,573
	Phillips-Van Heusen Corp.	322,817	18,517
*	LKQ Corp.	883,293	17,931
*	Toll Brothers Inc.	861,673	17,923
*	Aeropostale Inc.	619,116	17,849
	Williams-Sonoma Inc.	660,595	17,367
	Guess? Inc.	362,727	17,041
	Gentex Corp.	861,390	16,728
*	Hanesbrands Inc.	594,640	16,543
	Chico's FAS Inc.	1,112,013	16,035
*	J Crew Group Inc.	349,299	16,033
*	MGM Mirage	1,268,489	15,222
*	Panera Bread Co. Class A	197,116	15,077
	Foot Locker Inc.	977,526	14,702
*	Dick's Sporting Goods Inc.	558,703	14,588
	Service Corp. International	1,583,498	14,537
*	Bally Technologies Inc.	342,493	13,885
*	Tempur-Pedic International Inc.	458,198	13,819
*	WMS Industries Inc.	326,352	13,687
*	Warnaco Group Inc.	284,150	13,557
*	Career Education Corp.	421,187	13,326
	Tractor Supply Co.	225,613	13,097
	Sotheby's	417,722	12,987
*	Liberty Global Inc. Class A	440,556	12,847
*	Live Nation Entertainment Inc.	875,600	12,696
*	TRW Automotive Holdings Corp.	438,259	12,525
	Brinker International Inc.	639,803	12,335
	Burger King Holdings Inc.	572,482	12,171
*	Brink's Home Security Holdings Inc.	285,982	12,169

*	Penn National Gaming Inc.	421,328	11,713
	John Wiley & Sons Inc. Class A	267,032	11,557
*	Lamar Advertising Co. Class A	332,611	11,425
*	Fossil Inc.	299,900	11,318
	Aaron's Inc.	337,469	11,251
*	Deckers Outdoor Corp.	80,330	11,086
	Wendy's/Arby's Group Inc. Class A	2,141,163	10,706
*	Carter's Inc.	354,040	10,674
	Polaris Industries Inc.	204,512	10,463
*	Hyatt Hotels Corp. Class A	268,110	10,446
*	Dana Holding Corp.	869,466	10,329
	Jones Apparel Group Inc.	535,797	10,191
*	Cheesecake Factory Inc.	376,104	10,177
*	Dress Barn Inc.	369,750	9,673
*	Rent-A-Center Inc.	408,055	9,651
*	Gymboree Corp.	186,764	9,643
*	Corinthian Colleges Inc.	546,977	9,621
*	Collective Brands Inc.	400,360	9,104
	Wolverine World Wide Inc.	309,860	9,036
	Brunswick Corp.	552,367	8,821
	Regal Entertainment Group Class A	500,158	8,788
*	Gaylord Entertainment Co.	293,712	8,603
*	OfficeMax Inc.	523,300	8,593
*	Saks Inc.	996,387	8,569
*	Tenneco Inc.	361,937	8,560
	Hillenbrand Inc.	386,429	8,498
*	Madison Square Garden Inc. Class A	387,057	8,411
*	Capella Education Co.	90,285	8,382
*	Valassis Communications Inc.	300,850	8,373
	MDC Holdings Inc.	234,891	8,130
*	Jack in the Box Inc.	344,317	8,109
	Men's Wearhouse Inc.	325,765	7,799
	KB Home	462,279	7,743
*	AnnTaylor Stores Corp.	367,591	7,609
*	Skechers U.S.A. Inc. Class A	209,168	7,597
*	Childrens Place Retail Stores Inc.	169,899	7,569
*	ArvinMeritor Inc.	566,550	7,563
	Dillard's Inc. Class A	316,107	7,460
*	Vail Resorts Inc.	183,363	7,351
	Interactive Data Corp.	228,192	7,302
*	HSN Inc.	247,102	7,275
*	Life Time Fitness Inc.	257,059	7,223
	Cooper Tire & Rubber Co.	378,140	7,192
*	Jo-Ann Stores Inc.	166,342	6,983
	Pool Corp.	306,143	6,931
*,^ Under Armour Inc. Class A		235,406	6,923
*	Iconix Brand Group Inc.	446,339	6,856
	Matthews International Corp. Class A	188,388	6,688
	Thor Industries Inc.	220,170	6,651
	Regis Corp.	354,418	6,621
	Cracker Barrel Old Country Store Inc.	141,954	6,584
*	PF Chang's China Bistro Inc.	142,476	6,287
*	Coinstar Inc.	193,038	6,274
	Choice Hotels International Inc.	178,633	6,218
*	JOS A Bank Clothiers Inc.	113,503	6,203
	Ryland Group Inc.	273,052	6,127
	Bob Evans Farms Inc.	193,031	5,967
*	Morningstar Inc.	123,537	5,941

*	Timberland Co. Class A	275,145	5,872
^	Buckle Inc.	158,036	5,809
	Finish Line Inc. Class A	353,708	5,773
*	Scientific Games Corp. Class A	402,861	5,672
*	Buffalo Wild Wings Inc.	112,882	5,431
*	CEC Entertainment Inc.	141,493	5,389
	Weight Watchers International Inc.	210,342	5,370
^	Barnes & Noble Inc.	245,863	5,316
*	American Public Education Inc.	114,014	5,313
*	Dollar General Corp.	210,000	5,302
	American Greetings Corp. Class A	246,907	5,146
*,^ Blue Nile Inc.		89,886	4,946
*	Helen of Troy Ltd.	189,173	4,930
	International Speedway Corp. Class A	190,695	4,914
*	Steven Madden Ltd.	100,141	4,887
*	Group 1 Automotive Inc.	152,021	4,843
*	True Religion Apparel Inc.	157,216	4,773
*	CROCS Inc.	532,040	4,666
*	Sally Beauty Holdings Inc.	520,703	4,645
*	99 Cents Only Stores	284,503	4,637
	Unifirst Corp.	89,848	4,627
*	Pier 1 Imports Inc.	721,220	4,594
*	Hibbett Sports Inc.	178,076	4,555
	National CineMedia Inc.	261,361	4,511
*	Genesco Inc.	144,250	4,473
*	Texas Roadhouse Inc. Class A	321,349	4,464
	Scholastic Corp.	158,406	4,435
*,^ Cabela's Inc.		252,799	4,421
	Monro Muffler Brake Inc.	123,376	4,412
	Arbitron Inc.	165,191	4,404
*	Liz Claiborne Inc.	589,297	4,378
*	Sonic Corp.	383,780	4,241
*	Ruby Tuesday Inc.	400,200	4,230
*	Meritage Homes Corp.	197,313	4,144
*	K12 Inc.	185,674	4,124
	Brown Shoe Co. Inc.	266,301	4,122
*	La-Z-Boy Inc.	322,325	4,042
*	Ulta Salon Cosmetics & Fragrance Inc.	177,877	4,024
	Cato Corp. Class A	184,541	3,957
*	Charming Shoppes Inc.	717,911	3,920
	Belo Corp. Class A	564,407	3,849
	CKE Restaurants Inc.	342,419	3,791
*	DineEquity Inc.	94,903	3,752
	Columbia Sportswear Co.	71,363	3,749
	Cinemark Holdings Inc.	203,607	3,734
	Stage Stores Inc.	239,300	3,683
*	American Axle & Manufacturing Holdings Inc.	364,857	3,641
*	Pinnacle Entertainment Inc.	372,496	3,628
	Stewart Enterprises Inc. Class A	576,690	3,604
*	Interval Leisure Group Inc.	247,285	3,600
	National Presto Industries Inc.	30,150	3,585
*	Papa John's International Inc.	137,641	3,539
	Callaway Golf Co.	399,961	3,528
*	RCN Corp.	231,757	3,495
*	Penske Auto Group Inc.	240,421	3,467
*	Domino's Pizza Inc.	253,923	3,464
^	NutriSystem Inc.	191,982	3,419
*	Quiksilver Inc.	721,646	3,413

*	Boyd Gaming Corp.	344,594	3,405
	Ethan Allen Interiors Inc.	163,216	3,367
*	Modine Manufacturing Co.	287,303	3,229
*	Peet's Coffee & Tea Inc.	80,602	3,196
^	PetMed Express Inc.	141,943	3,147
*	Shutterfly Inc.	130,210	3,137
*	Education Management Corp.	141,828	3,106
*	BJ's Restaurants Inc.	131,383	3,061
	Harte-Hanks Inc.	236,902	3,047
*	Citi Trends Inc.	91,639	2,973
	Fred's Inc. Class A	246,400	2,952
	Ameristar Casinos Inc.	161,084	2,935
	PEP Boys-Manny Moe & Jack	291,154	2,926
*	Maidenform Brands Inc.	133,758	2,923
*	Steak N Shake Co.	7,614	2,903
*	Wet Seal Inc. Class A	605,557	2,882
*	Universal Technical Institute Inc.	125,841	2,872
	World Wrestling Entertainment Inc. Class A	165,483	2,863
*	Federal Mogul Corp.	153,386	2,816
*,^ Fuel Systems Solutions Inc.		86,766	2,773
*	Standard Pacific Corp.	609,986	2,757
*	Shuffle Master Inc.	336,184	2,753
*	Exide Technologies	474,325	2,727
*	Sonic Automotive Inc. Class A	246,362	2,710
*	Asbury Automotive Group Inc.	199,092	2,648
*,^ Talbots Inc.		203,487	2,637
*	Clear Channel Outdoor Holdings Inc. Class A	248,361	2,635
*	Drew Industries Inc.	118,357	2,606
*	Warner Music Group Corp.	375,480	2,595
*	California Pizza Kitchen Inc.	154,104	2,587
*	Lumber Liquidators Holdings Inc.	96,103	2,563
*	Winnebago Industries	174,398	2,548
*	Select Comfort Corp.	319,591	2,547
*	hhgregg Inc.	99,707	2,517
*	Ascent Media Corp. Class A	90,070	2,454
*	Coldwater Creek Inc.	352,127	2,444
	Superior Industries International Inc.	148,761	2,392
*	Denny's Corp.	619,969	2,381
*	Red Robin Gourmet Burgers Inc.	97,016	2,371
*	Zumiez Inc.	115,347	2,363
	Churchill Downs Inc.	61,494	2,306
*	Jakks Pacific Inc.	172,589	2,252
*	Pacific Sunwear Of California	404,855	2,150
*	Volcom Inc.	109,443	2,136
	Haverty Furniture Cos. Inc.	130,300	2,126
*	CKX Inc.	338,442	2,075
*	Mediacom Communications Corp. Class A	338,382	2,013
*	Grand Canyon Education Inc.	76,944	2,011
*	Pre-Paid Legal Services Inc.	52,092	1,972
	Big 5 Sporting Goods Corp.	128,277	1,952
*	Universal Electronics Inc.	87,259	1,949
*	EW Scripps Co. Class A	230,026	1,944
*	Knology Inc.	144,156	1,937
*	Kirkland's Inc.	91,424	1,920
*	Krispy Kreme Doughnuts Inc.	469,880	1,889
*	Rentrak Corp.	87,383	1,883
	Christopher & Banks Corp.	235,186	1,881
^	Sturm Ruger & Co. Inc.	156,523	1,877

*	Amerigon Inc.	184,424	1,865
*	DSW Inc. Class A	71,778	1,832
	Oxford Industries Inc.	90,124	1,832
*	RC2 Corp.	122,065	1,827
	Bebe Stores Inc.	204,472	1,820
*	G-III Apparel Group Ltd.	65,857	1,815
*	HOT Topic Inc.	278,986	1,813
*	Dolan Media Co.	166,405	1,809
*	K-Swiss Inc. Class A	170,922	1,788
*	Stein Mart Inc.	196,195	1,772
*	iRobot Corp.	116,641	1,768
	Speedway Motorsports Inc.	109,814	1,714
*	Furniture Brands International Inc.	264,838	1,703
	Ambassadors Group Inc.	152,537	1,686
*	Beazer Homes USA Inc.	370,758	1,683
	Marcus Corp.	127,034	1,650
*	AFC Enterprises Inc.	151,533	1,626
	Systemax Inc.	73,832	1,605
*	Bridgepoint Education Inc.	62,732	1,542
*	Tuesday Morning Corp.	229,823	1,515
*,^ Overstock.com Inc.		92,939	1,510
*	Core-Mark Holding Co. Inc.	49,275	1,508
*	Drugstore.Com Inc.	415,627	1,484
*	MarineMax Inc.	135,071	1,453
*	Sinclair Broadcast Group Inc. Class A	285,760	1,452
*	LIN TV Corp. Class A	250,739	1,442
*	Destination Maternity Corp.	55,820	1,432
*	Retail Ventures Inc.	150,244	1,429
*	LodgeNet Interactive Corp.	203,299	1,417
*	Midas Inc.	123,595	1,394
*	Smith & Wesson Holding Corp.	366,383	1,385
*	Movado Group Inc.	122,706	1,384
*	Entravision Communications Corp. Class A	500,925	1,383
*	Audiovox Corp. Class A	170,914	1,330
*	Landry's Restaurants Inc.	74,053	1,327
*	Steinway Musical Instruments Inc.	69,062	1,300
^	McClatchy Co. Class A	261,156	1,282
*	Lincoln Educational Services Corp.	50,372	1,274
*	Dorman Products Inc.	66,321	1,259
	Gaiam Inc. Class A	149,271	1,239
*	Insignia Systems Inc.	188,278	1,235
*	Shoe Carnival Inc.	53,872	1,232
	Blyth Inc.	39,394	1,231
*	Martha Stewart Living Omnimedia Class A	219,308	1,224
*	Learning Tree International Inc.	86,899	1,223
	Cherokee Inc.	67,862	1,222
*	M/I Homes Inc.	83,003	1,216
*	America's Car-Mart Inc.	49,976	1,205
*	Entercom Communications Corp. Class A	101,046	1,201
*	Morgans Hotel Group Co.	186,662	1,197
*	Cavco Industries Inc.	34,750	1,186
	Spartan Motors Inc.	206,857	1,158
*	Orbitz Worldwide Inc.	160,978	1,145
*	Perry Ellis International Inc.	50,145	1,136
*	Vitamin Shoppe Inc.	50,436	1,132
*	Unifi Inc.	310,592	1,131
*	AH Belo Corp. Class A	155,625	1,116
*,^ Hovnanian Enterprises Inc. Class A		253,739	1,104

*	Hawk Corp. Class A	56,343	1,099
*	Kid Brands Inc.	120,801	1,045
*	Kenneth Cole Productions Inc. Class A	81,486	1,044
*	Youbet.com Inc.	354,035	1,041
	CSS Industries Inc.	51,131	1,028
*	Joe's Jeans Inc.	389,951	1,026
*	Culp Inc.	82,428	988
*	Saga Communications Inc. Class A	43,124	969
*	Journal Communications Inc. Class A	228,949	962
*	Leapfrog Enterprises Inc.	146,071	957
*	Sealy Corp.	269,004	942
*	Ruth's Hospitality Group Inc.	177,107	939
*	Red Lion Hotels Corp.	122,900	887
	Sport Supply Group Inc.	65,881	885
	Weyco Group Inc.	37,181	874
*	Marine Products Corp.	145,537	873
*	Rubio's Restaurants Inc.	110,026	869
*,^ Brookfield Homes Corp.		97,838	855
*	Casual Male Retail Group Inc.	219,326	846
*	Isle of Capri Casinos Inc.	108,392	843
*	Rocky Brands Inc.	87,684	837
	PRIMEDIA Inc.	238,939	822
*	Cumulus Media Inc. Class A	241,486	821
*	O'Charleys Inc.	87,672	784
*	Lithia Motors Inc. Class A	121,153	775
	CPI Corp.	54,957	762
*	Rue21 Inc.	21,600	749
*	Stanley Furniture Co. Inc.	71,739	729
	Standard Motor Products Inc.	73,250	727
*	Nautilus Inc.	237,420	717
*	Media General Inc. Class A	84,284	699
*	Lifetime Brands Inc.	58,274	688
*	Bon-Ton Stores Inc.	51,406	686
*	Vitacost.com Inc.	56,424	680
*	West Marine Inc.	62,207	675
	Courier Corp.	40,814	674
*	Famous Dave's Of America Inc.	83,695	674
*	Nexstar Broadcasting Group Inc. Class A	136,245	670
*	New York & Co. Inc.	137,133	657
*	Delta Apparel Inc.	41,746	651
	Skyline Corp.	34,905	649
*	Build-A-Bear Workshop Inc.	90,789	646
*	Tandy Leather Factory Inc.	163,605	645
	Hooker Furniture Corp.	40,100	645
*	Borders Group Inc.	372,043	640
*	Libbey Inc.	51,160	631
*	Jamba Inc.	231,010	628
	Books-A-Million Inc.	86,393	625
*	Stoneridge Inc.	60,029	594
*	Forward Industries Inc.	188,728	576
*	Bassett Furniture Industries Inc.	102,010	575
	Frisch's Restaurants Inc.	25,701	568
*	Cache Inc.	99,997	551
*	Arctic Cat Inc.	50,072	543
*	Dixie Group Inc.	109,360	541
	RG Barry Corp.	52,442	535
*	AC Moore Arts & Crafts Inc.	182,300	534
*	Zale Corp.	194,361	533

*	1-800-Flowers.com Inc. Class A	210,271	528
*,^ Caribou Coffee Co. Inc.		79,042	523
*	Luby's Inc.	132,166	521
*	American Apparel Inc.	168,038	509
*	Nobel Learning Communities Inc.	64,467	505
*	Alloy Inc.	61,206	502
*	Playboy Enterprises Inc. Class B	135,923	497
*	Multimedia Games Inc.	127,150	496
*	Crown Media Holdings Inc. Class A	256,853	493
*	Carrols Restaurant Group Inc.	71,987	490
*	Princeton Review Inc.	139,455	487
*	Carmike Cinemas Inc.	35,058	486
	Collectors Universe	41,451	468
	Dover Downs Gaming & Entertainment Inc.	117,948	467
	Dover Motorsports Inc.	224,979	463
	Flexsteel Industries	33,066	449
*	Monarch Casino & Resort Inc.	51,748	442
*	Fisher Communications Inc.	30,955	436
*	Bluegreen Corp.	131,902	431
*	Valuevision Media Inc. Class A	129,750	431
	Mac-Gray Corp.	37,698	426
*,^ Quantum Fuel Systems Technologies Worldwide Inc.		620,940	416
*	McCormick & Schmick's Seafood Restaurants Inc.	41,063	414
*	Benihana Inc. Class A	63,045	410
*	Outdoor Channel Holdings Inc.	60,881	401
*	Nobility Homes Inc.	39,711	389
*	Hollywood Media Corp.	321,267	379
*	Lee Enterprises Inc.	111,261	377
*	Beasley Broadcasting Group Inc. Class A	90,279	375
*,^ Raser Technologies Inc.		373,034	373
*	Navarre Corp.	174,695	363
*	MTR Gaming Group Inc.	176,697	359
*	Empire Resorts Inc.	194,399	354
*	Trans World Entertainment	194,782	351
*	Bidz.com Inc.	170,005	345
*	Charles & Colvard Ltd.	179,486	328
*	Perfumania Holdings Inc.	39,291	328
*,^ Conn's Inc.		41,737	327
	Emerson Radio Corp.	146,755	318
*	Strattec Security Corp.	15,593	317
*,^ Jackson Hewitt Tax Service Inc.		157,580	315
*	VCG Holding Corp.	129,258	310
	Gaming Partners International Corp.	49,597	307
*	Nathan's Famous Inc.	19,811	307
*	Shiloh Industries Inc.	53,686	303
*	Radio One Inc. Class A	93,623	300
*	Heelys Inc.	125,864	300
*,^ Blockbuster Inc. Class A		1,176,389	297
	Ark Restaurants Corp.	21,211	289
*	Global Traffic Network Inc.	52,639	283
*	Carriage Services Inc. Class A	57,955	266
*	Escalade Inc.	98,010	259
*	Great Wolf Resorts Inc.	76,636	244
*	Century Casinos Inc.	96,100	240
*	Town Sports International Holdings Inc.	57,536	225
*	Morton's Restaurant Group Inc.	35,710	218
*	Palm Harbor Homes Inc.	106,050	213
*	Lakes Entertainment Inc.	92,413	213

* Rick's Cabaret International Inc.	16,335	209
* 4Kids Entertainment Inc.	181,285	208
* Lodgian Inc.	80,960	202
* J Alexander's Corp.	47,500	199
* Benihana Inc. Class A	27,540	188
* Harris Interactive Inc.	150,804	182
* Golfsmith International Holdings Inc.	43,979	177
* Infosonics Corp.	184,032	171
* Bakers Footwear Group Inc.	69,383	160
* Premier Exhibitions Inc.	88,368	140
* NTN Buzztime Inc.	273,189	137
* Silverleaf Resorts Inc.	107,300	130
* Bluefly Inc.	44,163	123
* Duckwall-ALCO Stores Inc.	8,417	122
* Emmis Communications Corp. Class A	95,521	109
* Gray Television Inc.	43,597	100
* Playboy Enterprises Inc. Class A	22,850	98
* Syms Corp.	9,144	91
* Johnson Outdoors Inc. Class A	7,174	81
* Williams Controls Inc.	8,524	68
* Hallwood Group Inc.	1,600	65
* Cosi Inc.	73,531	65
Aaron's Inc. Class A	2,025	55
* Atrinsic Inc.	66,436	54
* Cost Plus Inc.	23,132	48
* Dreams Inc.	28,545	45
* Ambassadors International Inc.	77,088	40
* MKTG Inc.	93,399	35
* Winmark Corp.	1,400	32
* Blockbuster Inc. Class B	107,624	20
* Meade Instruments Corp.	4,548	19
* Spanish Broadcasting System Inc.	18,477	14
* Kona Grill Inc.	3,435	13
* US Auto Parts Network Inc.	900	7
* SPAR Group Inc.	7,650	7
* Ballantyne Strong Inc.	1,100	6
* Full House Resorts Inc.	450	1
* Adams Golf Inc.	200	1
* Krispy Kreme Doughnuts Inc. Warrants Exp. 03/02/2012	5,255	—
* Here Media Inc.	12,670	—
		1,993,546
Consumer Staples (3.5%)
Bunge Ltd.	889,320	54,809
Church & Dwight Co. Inc.	439,232	29,407
* Energizer Holdings Inc.	435,723	27,346
* Ralcorp Holdings Inc.	338,556	22,947
* Green Mountain Coffee Roasters Inc.	218,213	21,127
* Hansen Natural Corp.	438,081	19,004
* NBTY Inc.	388,518	18,641
* Smithfield Foods Inc.	879,802	18,247
Del Monte Foods Co.	1,235,997	18,046
Corn Products International Inc.	467,747	16,212
Alberto-Culver Co. Class B	533,605	13,954
* BJ's Wholesale Club Inc.	345,440	12,778
Flowers Foods Inc.	478,188	11,830
Casey's General Stores Inc.	317,905	9,982
* TreeHouse Foods Inc.	214,012	9,389

	Nu Skin Enterprises Inc. Class A	305,411	8,887
	Ruddick Corp.	254,791	8,062
	Universal Corp.	152,012	8,009
*	United Natural Foods Inc.	267,492	7,525
	Lancaster Colony Corp.	121,546	7,166
	Sanderson Farms Inc.	114,122	6,118
*	Rite Aid Corp.	3,965,862	5,949
	Diamond Foods Inc.	131,934	5,546
*	Pilgrim's Pride Corp.	476,500	5,070
*	American Italian Pasta Co.	129,976	5,052
	Lance Inc.	198,915	4,601
*	Darling International Inc.	510,704	4,576
	Tootsie Roll Industries Inc.	167,523	4,528
*	Hain Celestial Group Inc.	253,584	4,400
*	Chiquita Brands International Inc.	278,228	4,376
	Vector Group Ltd.	278,746	4,301
*	Winn-Dixie Stores Inc.	341,498	4,265
*	Central Garden and Pet Co. Class A	420,745	3,854
	J&J Snack Foods Corp.	87,896	3,821
	Andersons Inc.	113,622	3,804
	WD-40 Co.	103,705	3,405
*	Boston Beer Co. Inc. Class A	63,623	3,325
	B&G Foods Inc. Class A	293,943	3,080
*	Elizabeth Arden Inc.	156,649	2,820
*	Alliance One International Inc.	553,575	2,818
	Nash Finch Co.	80,601	2,712
	Cal-Maine Foods Inc.	79,332	2,689
*,^ Dole Food Co. Inc.		221,685	2,627
*	Smart Balance Inc.	401,161	2,599
	Weis Markets Inc.	67,899	2,469
	Spartan Stores Inc.	158,335	2,283
	Pricesmart Inc.	95,663	2,224
*	Medifast Inc.	83,657	2,102
*	Prestige Brands Holdings Inc.	227,880	2,051
*	Pantry Inc.	143,342	1,790
*,^ Great Atlantic & Pacific Tea Co.		186,134	1,428
	Ingles Markets Inc. Class A	93,979	1,412
	Imperial Sugar Co.	89,209	1,384
*	Revlon Inc. Class A	90,988	1,351
	Coca-Cola Bottling Co. Consolidated	21,625	1,268
	Inter Parfums Inc.	80,925	1,199
	National Beverage Corp.	107,789	1,199
	Farmer Bros Co.	60,195	1,128
	Village Super Market Inc. Class A	40,097	1,124
*	USANA Health Sciences Inc.	35,150	1,104
*,^ Star Scientific Inc.		412,993	1,053
	Oil-Dri Corp. of America	52,868	1,022
	Calavo Growers Inc.	53,274	972
*	Lifeway Foods Inc.	81,849	971
*	John B. Sanfilippo & Son Inc.	63,924	943
*	Seneca Foods Corp. Class A	32,182	937
*	Nutraceutical International Corp.	60,767	908
	Rocky Mountain Chocolate Factory Inc.	78,028	718
	United-Guardian Inc.	55,886	696
*	Reddy Ice Holdings Inc.	146,940	679
	Arden Group Inc.	6,188	658
*	Harbinger Group Inc.	91,072	617
	Female Health Co.	85,729	615

*	Natural Alternatives International Inc.	75,837	611
*	Omega Protein Corp.	100,986	581
	Alico Inc.	22,415	566
*,^ Diedrich Coffee Inc.		15,850	552
	Schiff Nutrition International Inc.	66,327	543
*	MGP Ingredients Inc.	68,459	526
*	Susser Holdings Corp.	61,510	520
*	Cellu Tissue Holdings Inc.	45,000	449
*	Orchids Paper Products Co.	23,573	388
*	Overhill Farms Inc.	58,312	340
	Mannatech Inc.	60,320	201
*	Parlux Fragrances Inc.	89,346	180
*	Physicians Formula Holdings Inc.	64,715	159
	Reliv International Inc.	40,986	119
*	HQ Sustainable Maritime Industries Inc.	16,827	101
*	IGI Laboratories Inc.	72,500	51
*	Vermont Pure Holdings Ltd.	600	—
	PepsiCo Inc.	2	—
			481,896
Energy (6.6%)
*	Ultra Petroleum Corp.	936,383	43,664
*	Newfield Exploration Co.	821,645	42,767
*	Petrohawk Energy Corp.	1,878,199	38,090
*	Alpha Natural Resources Inc.	755,111	37,672
*	Pride International Inc.	1,089,792	32,814
	Cimarex Energy Co.	521,536	30,969
*	Plains Exploration & Production Co.	869,972	26,090
*	Whiting Petroleum Corp.	317,629	25,677
*	Concho Resources Inc.	502,993	25,331
	Arch Coal Inc.	1,014,471	23,181
*	Oceaneering International Inc.	342,926	21,772
	Southern Union Co.	774,908	19,659
*	Forest Oil Corp.	701,318	18,108
	EXCO Resources Inc.	951,965	17,497
*	Dresser-Rand Group Inc.	515,595	16,200
	Tidewater Inc.	323,118	15,274
*	Atlas Energy Inc.	488,184	15,192
*	Oil States International Inc.	310,630	14,084
	St. Mary Land & Exploration Co.	390,333	13,587
	Patterson-UTI Energy Inc.	953,009	13,314
*	Atwood Oceanics Inc.	352,957	12,223
*	Dril-Quip Inc.	187,288	11,395
*	SEACOR Holdings Inc.	139,786	11,275
*	Unit Corp.	252,233	10,664
*	Quicksilver Resources Inc.	734,566	10,335
*	Superior Energy Services Inc.	489,250	10,284
	World Fuel Services Corp.	371,057	9,885
*	Patriot Coal Corp.	468,115	9,578
*	Mariner Energy Inc.	635,367	9,511
*	Exterran Holdings Inc.	387,762	9,372
*	Comstock Resources Inc.	291,537	9,271
	Frontier Oil Corp.	654,612	8,837
*	Bristow Group Inc.	224,257	8,461
*	Brigham Exploration Co.	519,483	8,286
*	Continental Resources Inc.	190,951	8,125
*	Arena Resources Inc.	238,358	7,961
*	SandRidge Energy Inc.	1,027,251	7,910

	Berry Petroleum Co. Class A	276,825	7,795
*	Rosetta Resources Inc.	327,132	7,704
*	Helix Energy Solutions Group Inc.	569,606	7,422
*	Bill Barrett Corp.	241,288	7,410
	CARBO Ceramics Inc.	118,705	7,400
*	Key Energy Services Inc.	774,010	7,392
	Lufkin Industries Inc.	92,967	7,358
	Holly Corp.	261,738	7,305
*	Swift Energy Co.	234,238	7,200
	Penn Virginia Corp.	283,375	6,943
*	McMoRan Exploration Co.	472,914	6,919
	Overseas Shipholding Group Inc.	165,268	6,483
*	CNX Gas Corp.	159,349	6,063
*	Tetra Technologies Inc.	471,782	5,765
*	Cobalt International Energy Inc.	394,000	5,358
*,^ Clean Energy Fuels Corp.		222,366	5,065
*,^ ATP Oil & Gas Corp.		251,446	4,730
*	Stone Energy Corp.	262,556	4,660
*	BPZ Resources Inc.	607,027	4,462
*	International Coal Group Inc.	923,095	4,219
*	Complete Production Services Inc.	351,655	4,062
*	USEC Inc.	699,119	4,034
*	Global Industries Ltd.	622,028	3,993
*	Carrizo Oil & Gas Inc.	173,666	3,986
*	Contango Oil & Gas Co.	77,807	3,980
*	Gulfmark Offshore Inc.	142,699	3,789
*	ION Geophysical Corp.	737,502	3,629
*	Parker Drilling Co.	721,152	3,555
*	Northern Oil and Gas Inc.	223,193	3,538
*	Cloud Peak Energy Inc.	194,200	3,231
*	Newpark Resources Inc.	565,016	2,966
*	Hercules Offshore Inc.	664,008	2,862
*	James River Coal Co.	172,216	2,738
*	Crosstex Energy Inc.	310,109	2,695
*	Petroleum Development Corp.	116,192	2,692
*	Hornbeck Offshore Services Inc.	144,426	2,682
	General Maritime Corp.	363,415	2,613
*	Goodrich Petroleum Corp.	152,672	2,388
*	Pioneer Drilling Co.	337,433	2,376
	RPC Inc.	205,006	2,282
*	Gulfport Energy Corp.	194,866	2,190
*	American Oil & Gas Inc.	320,130	2,177
*	Energy Partners Ltd.	175,945	2,143
*	Harvest Natural Resources Inc.	282,847	2,130
*	Rex Energy Corp.	182,852	2,083
*	Cal Dive International Inc.	278,974	2,045
*	Venoco Inc.	153,050	1,964
	Gulf Island Fabrication Inc.	89,761	1,952
	Vaalco Energy Inc.	388,861	1,921
*	T-3 Energy Services Inc.	72,900	1,790
	W&T Offshore Inc.	212,670	1,786
*	PHI Inc.	77,989	1,730
*	Matrix Service Co.	153,119	1,648
	Houston American Energy Corp.	88,555	1,607
*,^ GMX Resources Inc.		193,489	1,590
*	Superior Well Services Inc.	114,218	1,528
*	Callon Petroleum Co.	280,367	1,503
*	Petroquest Energy Inc.	292,942	1,473

*	Dawson Geophysical Co.	48,926	1,431
*	Delta Petroleum Corp.	998,634	1,408
*	Clayton Williams Energy Inc.	38,671	1,353
*	Seahawk Drilling Inc.	70,331	1,326
*,^ Rentech Inc.		1,245,071	1,282
*	Syntroleum Corp.	591,939	1,255
*	CVR Energy Inc.	141,499	1,238
*	Georesources Inc.	77,096	1,177
*	Warren Resources Inc.	464,333	1,170
*	OYO Geospace Corp.	23,929	1,144
*	FX Energy Inc.	321,528	1,103
*,^ Western Refining Inc.		198,051	1,089
*	Natural Gas Services Group Inc.	66,224	1,051
*	Allis-Chalmers Energy Inc.	288,079	1,020
*	Basic Energy Services Inc.	128,279	989
*	Cheniere Energy Inc.	316,085	977
*	Boots & Coots Inc.	400,360	973
	Panhandle Oil and Gas Inc. Class A	40,806	964
*	Endeavour International Corp.	754,739	959
*	Toreador Resources Corp.	115,426	944
*	Westmoreland Coal Co.	72,354	913
*	Green Plains Renewable Energy Inc.	63,334	904
*	Abraxas Petroleum Corp.	405,303	778
*	Mitcham Industries Inc.	104,006	752
*	Bolt Technology Corp.	63,799	722
*,^ Hyperdynamics Corp.		568,930	694
*	CREDO Petroleum Corp.	69,275	685
*	Bronco Drilling Co. Inc.	145,665	685
	Alon USA Energy Inc.	93,346	677
	Delek US Holdings Inc.	87,903	640
*	Uranium Energy Corp.	169,840	547
*	RAM Energy Resources Inc.	371,188	542
*,^ Tri-Valley Corp.		266,414	528
*	Omni Energy Services Corp.	261,158	504
*	Union Drilling Inc.	79,031	487
*	Approach Resources Inc.	43,100	391
*	Rex Stores Corp.	23,108	374
*	Magnum Hunter Resources Corp.	117,209	356
*	ENGlobal Corp.	126,031	349
*	Uranium Resources Inc.	479,762	341
*,^ Verenium Corp.		63,391	321
*,^ Isramco Inc.		4,857	318
*	Geokinetics Inc.	43,492	314
*	Double Eagle Petroleum Co.	72,456	308
*	Cano Petroleum Inc.	249,987	292
*,^ Zion Oil & Gas Inc.		44,690	277
*,^ NGAS Resources Inc.		181,432	272
*	PHI Inc.	12,172	258
*	National Coal Corp.	421,563	240
*	Gasco Energy Inc.	673,691	216
*,^ Pacific Ethanol Inc.		184,506	205
*	Trico Marine Services Inc.	88,098	204
*,^ Royale Energy Inc.		87,841	190
*	HKN Inc.	57,045	172
*	Barnwell Industries Inc.	40,366	172
*,^ Sulphco Inc.		504,279	146
*	PostRock Energy Corp.	12,089	123
*	GeoMet Inc.	121,818	109

*,^ Evergreen Energy Inc.		557,476	100
*	TGC Industries Inc.	24,275	98
*	Meridian Resource Corp.	343,302	96
*	Tengasco Inc.	181,980	86
*	Cubic Energy Inc.	73,537	78
*,^ New Generation Biofuels Holdings Inc.		104,756	74
*	Magellan Petroleum Corp.	22,700	51
*	BioFuel Energy Corp.	15,840	47
*	Evolution Petroleum Corp.	7,683	36
*	GeoPetro Resources Co.	17,800	11
*	Dune Energy Inc.	48,940	11
*	FieldPoint Petroleum Corp.	100	—
			918,866
Financials (19.1%)
	New York Community Bancorp Inc.	2,678,367	44,300
	BlackRock Inc.	201,832	43,951
*	TD Ameritrade Holding Corp.	1,577,642	30,070
	Everest Re Group Ltd.	366,765	29,682
	Federal Realty Investment Trust	382,050	27,817
	SL Green Realty Corp.	482,295	27,621
	Digital Realty Trust Inc.	479,700	26,000
	Nationwide Health Properties Inc.	725,945	25,517
	AMB Property Corp.	917,712	24,998
	Eaton Vance Corp.	733,725	24,609
	Reinsurance Group of America Inc. Class A	454,611	23,876
	Liberty Property Trust	703,419	23,874
	Macerich Co.	610,663	23,395
*	MSCI Inc. Class A	647,975	23,392
*	Markel Corp.	61,310	22,970
	Rayonier Inc.	496,479	22,555
	First American Corp.	632,822	21,415
	Fidelity National Financial Inc. Class A	1,438,974	21,326
	Transatlantic Holdings Inc.	402,101	21,231
	Cullen/Frost Bankers Inc.	374,521	20,898
*	Affiliated Managers Group Inc.	262,710	20,754
	WR Berkley Corp.	793,707	20,708
^	Realty Income Corp.	651,334	19,989
	HCC Insurance Holdings Inc.	705,564	19,474
	Waddell & Reed Financial Inc.	533,204	19,217
	Old Republic International Corp.	1,503,212	19,061
	Jones Lang LaSalle Inc.	261,395	19,053
	Regency Centers Corp.	503,214	18,855
	Commerce Bancshares Inc.	455,696	18,747
*	St. Joe Co.	577,194	18,672
	Alexandria Real Estate Equities Inc.	275,755	18,641
	Hospitality Properties Trust	770,989	18,465
	Jefferies Group Inc.	749,179	17,733
	Senior Housing Properties Trust	795,807	17,627
	SEI Investments Co.	801,001	17,598
	White Mountains Insurance Group Ltd.	49,012	17,399
	Duke Realty Corp.	1,399,574	17,355
	Mack-Cali Realty Corp.	491,325	17,319
	UDR Inc.	958,045	16,900
	First Niagara Financial Group Inc.	1,176,035	16,723
	Camden Property Trust	400,991	16,693
	Developers Diversified Realty Corp.	1,357,728	16,524
	Raymond James Financial Inc.	617,066	16,500

	Essex Property Trust Inc.	181,757	16,349
	Arthur J Gallagher & Co.	636,159	15,618
	Corporate Office Properties Trust SBI	363,622	14,592
	City National Corp.	270,374	14,592
	Associated Banc-Corp	1,052,816	14,529
*,^ AmeriCredit Corp.		600,293	14,263
	Washington Federal Inc.	701,750	14,260
	Valley National Bancorp	925,566	14,226
	Highwoods Properties Inc.	444,282	14,097
	Weingarten Realty Investors	651,301	14,042
	StanCorp Financial Group Inc.	292,120	13,914
	Apollo Investment Corp.	1,089,968	13,875
	Hanover Insurance Group Inc.	312,391	13,623
	Bank of Hawaii Corp.	299,663	13,470
	American Financial Group Inc.	471,456	13,413
	Brown & Brown Inc.	735,916	13,188
	HRPT Properties Trust	1,571,123	12,223
	BRE Properties Inc.	340,381	12,169
	TCF Financial Corp.	760,951	12,130
	Ares Capital Corp.	810,148	12,023
*	SVB Financial Group	256,216	11,955
	Prosperity Bancshares Inc.	290,120	11,895
*	ProAssurance Corp.	202,694	11,866
	CBL & Associates Properties Inc.	860,876	11,794
	National Retail Properties Inc.	515,070	11,759
	Protective Life Corp.	534,171	11,746
	Douglas Emmett Inc.	758,984	11,666
	FirstMerit Corp.	537,644	11,597
	Popular Inc.	3,968,499	11,548
	Washington Real Estate Investment Trust	372,779	11,388
	Fulton Financial Corp.	1,102,370	11,233
	Tanger Factory Outlet Centers	251,494	10,854
	Entertainment Properties Trust	263,597	10,842
	Omega Healthcare Investors Inc.	555,326	10,823
	Westamerica Bancorporation	182,383	10,514
	Greenhill & Co. Inc.	128,064	10,513
*	Forest City Enterprises Inc. Class A	722,885	10,417
*	Alleghany Corp.	35,653	10,368
	Equity Lifestyle Properties Inc.	189,681	10,220
*	Stifel Financial Corp.	190,002	10,213
	BioMed Realty Trust Inc.	614,695	10,167
	LaSalle Hotel Properties	430,301	10,026
	East West Bancorp Inc.	572,694	9,976
	Home Properties Inc.	212,334	9,937
	Synovus Financial Corp.	3,013,151	9,913
	Brandywine Realty Trust	803,082	9,806
	Mercury General Corp.	222,308	9,719
*	Conseco Inc.	1,549,207	9,636
	Iberiabank Corp.	160,382	9,625
	CapitalSource Inc.	1,714,804	9,586
	BancorpSouth Inc.	454,870	9,534
*	Signature Bank	253,332	9,386
	Mid-America Apartment Communities Inc.	180,271	9,336
	Umpqua Holdings Corp.	698,467	9,262
	Wilmington Trust Corp.	552,368	9,153
	American Campus Communities Inc.	325,894	9,014
	Zenith National Insurance Corp.	233,824	8,960
	American Capital Ltd.	1,755,801	8,919

*	Knight Capital Group Inc. Class A	583,016	8,891
	Unitrin Inc.	311,333	8,733
	Healthcare Realty Trust Inc.	374,144	8,714
	Potlatch Corp.	248,536	8,709
	Trustmark Corp.	350,090	8,553
	NewAlliance Bancshares Inc.	662,423	8,360
	Whitney Holding Corp.	602,192	8,304
	Kilroy Realty Corp.	267,413	8,247
*	PHH Corp.	342,165	8,065
	Northwest Bancshares Inc.	684,412	8,035
	Radian Group Inc.	513,732	8,035
	Erie Indemnity Co. Class A	185,946	8,020
	DiamondRock Hospitality Co.	767,221	7,757
	UMB Financial Corp.	186,818	7,585
	Taubman Centers Inc.	188,843	7,539
	Susquehanna Bancshares Inc.	763,298	7,488
	Delphi Financial Group Inc.	296,589	7,462
	Hancock Holding Co.	177,194	7,408
	Astoria Financial Corp.	510,174	7,398
	International Bancshares Corp.	321,201	7,384
*,^ Federal National Mortgage Assn.		6,951,916	7,300
*	MGIC Investment Corp.	660,281	7,243
	Cash America International Inc.	183,375	7,240
	MB Financial Inc.	316,324	7,127
	Webster Financial Corp.	406,288	7,106
	Wintrust Financial Corp.	186,346	6,934
	TFS Financial Corp.	516,504	6,895
	Extra Space Storage Inc.	540,388	6,852
	BOK Financial Corp.	130,247	6,830
*	Sunstone Hotel Investors Inc.	608,950	6,802
	DCT Industrial Trust Inc.	1,297,311	6,785
	Glacier Bancorp Inc.	445,163	6,780
	National Health Investors Inc.	172,710	6,694
	First Financial Bankshares Inc.	129,696	6,686
	Post Properties Inc.	303,269	6,678
	Old National Bancorp	544,747	6,510
	First Citizens BancShares Inc. Class A	32,570	6,474
^	United Bankshares Inc.	239,076	6,269
*	Ezcorp Inc. Class A	304,141	6,265
	RLI Corp.	109,764	6,259
	Tower Group Inc.	281,163	6,233
	EastGroup Properties Inc.	164,529	6,209
*	MBIA Inc.	990,195	6,209
	Franklin Street Properties Corp.	420,180	6,063
	First Midwest Bancorp Inc.	446,292	6,047
	PS Business Parks Inc.	111,995	5,981
	Sovran Self Storage Inc.	170,706	5,951
*	Portfolio Recovery Associates Inc.	104,642	5,742
	FNB Corp.	707,483	5,738
	DuPont Fabros Technology Inc.	262,806	5,674
	Cathay General Bancorp	475,266	5,537
*	Allied Capital Corp.	1,113,869	5,536
	Selective Insurance Group	332,226	5,515
	National Penn Bancshares Inc.	787,376	5,433
	First Financial Bancorp	304,618	5,419
	Colonial Properties Trust	415,207	5,348
	Medical Properties Trust Inc.	501,741	5,258
	CVB Financial Corp.	527,598	5,239

*	Pico Holdings Inc.	140,766	5,235
	Cousins Properties Inc.	626,066	5,203
	Capitol Federal Financial	138,398	5,184
*,^ Federal Home Loan Mortgage Corp.		4,055,782	5,151
	American National Insurance Co.	45,224	5,135
*	KBW Inc.	187,567	5,046
	PrivateBancorp Inc. Class A	363,135	4,975
	NBT Bancorp Inc.	214,812	4,908
	Community Bank System Inc.	203,140	4,628
*	Investment Technology Group Inc.	273,845	4,570
*	CNA Financial Corp.	168,438	4,501
*	Riskmetrics Group Inc.	198,745	4,494
	Acadia Realty Trust	249,381	4,454
	Lexington Realty Trust	681,325	4,435
*	optionsXpress Holdings Inc.	263,929	4,299
	PacWest Bancorp	186,794	4,263
*	Forestar Group Inc.	225,177	4,251
^	Prospect Capital Corp.	347,784	4,226
	Investors Real Estate Trust	460,526	4,154
*	Interactive Brokers Group Inc.	255,795	4,131
*	Ocwen Financial Corp.	371,918	4,125
^	Park National Corp.	65,974	4,111
	Employers Holdings Inc.	276,634	4,108
	Inland Real Estate Corp.	445,587	4,077
*	Piper Jaffray Cos.	98,450	3,968
	Provident Financial Services Inc.	332,809	3,960
	LTC Properties Inc.	144,759	3,917
	Brookline Bancorp Inc.	365,995	3,894
*	Investors Bancorp Inc.	293,574	3,875
	Equity One Inc.	204,825	3,869
	Infinity Property & Casualty Corp.	84,969	3,861
	American Equity Investment Life Holding Co.	361,600	3,851
*	Alexander's Inc.	12,797	3,828
*	World Acceptance Corp.	101,959	3,679
	Horace Mann Educators Corp.	243,601	3,669
*	National Financial Partners Corp.	257,049	3,624
*	Dollar Financial Corp.	150,420	3,619
	Safety Insurance Group Inc.	94,612	3,564
*	First Cash Financial Services Inc.	164,844	3,556
	Columbia Banking System Inc.	174,948	3,553
	Chemical Financial Corp.	148,847	3,516
	U-Store-It Trust	484,300	3,487
	Sterling Bancshares Inc.	618,409	3,451
	Wesco Financial Corp.	8,918	3,438
	City Holding Co.	99,236	3,403
*	Texas Capital Bancshares Inc.	178,225	3,384
	MarketAxess Holdings Inc.	215,004	3,382
*	Navigators Group Inc.	82,711	3,253
	Saul Centers Inc.	78,246	3,239
	Fifth Street Finance Corp.	277,833	3,226
	Independent Bank Corp.	130,664	3,222
*	Ashford Hospitality Trust Inc.	448,970	3,219
	Home Bancshares Inc.	121,253	3,206
	First Commonwealth Financial Corp.	477,027	3,201
	S&T Bancorp Inc.	150,687	3,149
*	Pinnacle Financial Partners Inc.	206,821	3,125
	First Potomac Realty Trust	204,383	3,072
*,^ iStar Financial Inc.		665,189	3,053

^ Pennsylvania Real Estate Investment Trust	243,996	3,043
Boston Private Financial Holdings Inc.	405,854	2,991
* Symetra Financial Corp.	226,225	2,982
Bank of the Ozarks Inc.	83,742	2,947
Trustco Bank Corp.	476,686	2,941
Hersha Hospitality Trust	566,463	2,934
SCBT Financial Corp.	78,251	2,898
* Hilltop Holdings Inc.	245,595	2,886
Harleysville Group Inc.	84,531	2,854
Meadowbrook Insurance Group Inc.	353,719	2,794
Universal Health Realty Income Trust	78,776	2,784
* MCG Capital Corp.	512,324	2,669
WesBanco Inc.	163,529	2,659
Sun Communities Inc.	104,825	2,642
FBL Financial Group Inc. Class A	107,636	2,635
Cohen & Steers Inc.	105,482	2,633
Evercore Partners Inc. Class A	87,076	2,612
Getty Realty Corp.	111,468	2,608
Community Trust Bancorp Inc.	96,112	2,604
Simmons First National Corp. Class A	93,794	2,586
OneBeacon Insurance Group Ltd. Class A	148,096	2,555
Parkway Properties Inc.	133,967	2,516
National Western Life Insurance Co. Class A	13,626	2,512
* eHealth Inc.	158,445	2,496
Dime Community Bancshares	197,495	2,494
United Fire & Casualty Co.	137,543	2,474
Nelnet Inc. Class A	131,822	2,447
Oriental Financial Group Inc.	177,100	2,391
Hercules Technology Growth Capital Inc.	223,973	2,372
* Tejon Ranch Co.	75,404	2,301
GFI Group Inc.	397,056	2,295
Harleysville National Corp.	337,996	2,265
Cedar Shopping Centers Inc.	282,566	2,235
Cardinal Financial Corp.	206,581	2,206
First Financial Corp.	75,896	2,198
* Citizens Republic Bancorp Inc.	1,857,705	2,192
* PMI Group Inc.	403,557	2,187
* Beneficial Mutual Bancorp Inc.	229,431	2,175
Renasant Corp.	133,237	2,156
* United Community Banks Inc.	485,191	2,140
* Nara Bancorp Inc.	243,709	2,135
National Interstate Corp.	102,868	2,130
Suffolk Bancorp	68,974	2,118
Advance America Cash Advance Centers Inc.	363,857	2,118
Provident New York Bancorp	219,969	2,085
Bank Mutual Corp.	319,254	2,075
SWS Group Inc.	179,870	2,074
* First Industrial Realty Trust Inc.	267,183	2,073
American Physicians Capital Inc.	64,724	2,068
Flushing Financial Corp.	162,497	2,057
* Western Alliance Bancorp	356,829	2,030
Bancfirst Corp.	48,418	2,029
Urstadt Biddle Properties Inc. Class A	126,833	2,005
SeaBright Insurance Holdings Inc.	181,162	1,995
Glimcher Realty Trust	392,462	1,990
^ TowneBank	141,221	1,971
BGC Partners Inc. Class A	321,799	1,966
* AMERISAFE Inc.	119,875	1,962

* FPIC Insurance Group Inc.	72,384	1,962
SY Bancorp Inc.	86,247	1,962
Calamos Asset Management Inc. Class A	135,579	1,944
* LaBranche & Co. Inc.	368,327	1,937
Westfield Financial Inc.	209,264	1,923
Associated Estates Realty Corp.	139,307	1,921
WSFS Financial Corp.	49,214	1,919
StellarOne Corp.	142,716	1,908
* Strategic Hotels & Resorts Inc.	448,589	1,907
* CNA Surety Corp.	105,963	1,885
GAMCO Investors Inc.	41,197	1,874
Great Southern Bancorp Inc.	83,531	1,874
* Safeguard Scientifics Inc.	143,404	1,864
Tompkins Financial Corp.	50,901	1,857
Arrow Financial Corp.	69,036	1,856
Danvers Bancorp Inc.	129,302	1,788
Kearny Financial Corp.	166,695	1,739
MVC Capital Inc.	127,400	1,729
Kite Realty Group Trust	365,136	1,727
* FelCor Lodging Trust Inc.	302,138	1,722
* Phoenix Cos. Inc.	707,121	1,711
* Encore Capital Group Inc.	103,721	1,706
* Citizens Inc.	240,589	1,662
Baldwin & Lyons Inc.	68,899	1,660
Univest Corp. of Pennsylvania	87,964	1,644
* Bancorp Inc.	183,593	1,634
Washington Trust Bancorp Inc.	86,689	1,616
Ramco-Gershenson Properties Trust	142,608	1,606
1st Source Corp.	91,383	1,604
Stewart Information Services Corp.	114,833	1,585
State Auto Financial Corp.	87,894	1,578
^ National Bankshares Inc.	57,342	1,563
Education Realty Trust Inc.	270,660	1,554
* Pebblebrook Hotel Trust	73,623	1,548
First BanCorp	642,060	1,547
Amtrust Financial Services Inc.	110,881	1,547
Northfield Bancorp Inc.	105,491	1,528
Wilshire Bancorp Inc.	137,491	1,517
* TradeStation Group Inc.	215,893	1,513
German American Bancorp Inc.	99,865	1,511
Sandy Spring Bancorp Inc.	100,086	1,501
One Liberty Properties Inc.	89,020	1,483
Sterling Bancorp	147,426	1,482
Southside Bancshares Inc.	68,250	1,472
Gladstone Capital Corp.	124,515	1,469
Trico Bancshares	73,519	1,463
* Eagle Bancorp Inc.	122,905	1,456
Duff & Phelps Corp. Class A	86,928	1,455
Capital Southwest Corp.	15,824	1,438
PennantPark Investment Corp.	137,685	1,426
Berkshire Hills Bancorp Inc.	77,758	1,425
Home Federal Bancorp Inc./ID	97,846	1,420
* International Assets Holding Corp.	93,887	1,405
Republic Bancorp Inc. Class A	74,224	1,398
Camden National Corp.	43,480	1,396
OceanFirst Financial Corp.	121,448	1,380
First Bancorp	101,532	1,373
BlackRock Kelso Capital Corp.	137,259	1,367

	Financial Institutions Inc.	93,483	1,367
	Peoples Bancorp Inc.	82,750	1,364
	Lakeland Bancorp Inc.	152,866	1,353
	ESSA Bancorp Inc.	106,926	1,341
	Presidential Life Corp.	134,477	1,341
	CapLease Inc.	241,259	1,339
	Heartland Financial USA Inc.	83,086	1,327
	Union First Market Bankshares Corp.	85,998	1,299
	Oppenheimer Holdings Inc. Class A	50,511	1,289
	Hudson Valley Holding Corp.	53,161	1,286
*	Broadpoint Gleacher Securities Inc.	320,255	1,281
	First Financial Holdings Inc.	85,018	1,280
*	Virtus Investment Partners Inc.	61,413	1,280
	Student Loan Corp.	35,752	1,270
	Westwood Holdings Group Inc.	34,362	1,265
	Lakeland Financial Corp.	66,237	1,262
*,^ Hanmi Financial Corp.		516,611	1,240
	Cogdell Spencer Inc.	165,945	1,228
*	Gramercy Capital Corp.	439,456	1,226
	BankFinancial Corp.	133,089	1,220
	American Physicians Service Group Inc.	48,798	1,220
	United Financial Bancorp Inc.	85,247	1,192
	Monmouth Real Estate Investment Corp. Class A	140,559	1,182
*	Credit Acceptance Corp.	28,487	1,175
	Capital City Bank Group Inc.	81,565	1,162
	West Bancorporation Inc.	176,167	1,159
	Federal Agricultural Mortgage Corp.	101,720	1,152
*	Virginia Commerce Bancorp Inc.	173,047	1,151
	First Financial Northwest Inc.	167,124	1,141
	Northrim BanCorp Inc.	65,629	1,121
	MainSource Financial Group Inc.	165,818	1,116
	Mission West Properties Inc.	161,732	1,113
	Donegal Group Inc. Class B	63,194	1,104
	ViewPoint Financial Group	67,761	1,098
	Abington Bancorp Inc.	137,677	1,088
	Agree Realty Corp.	47,541	1,087
*	PMA Capital Corp. Class A	176,417	1,083
	TICC Capital Corp.	164,147	1,082
*,^ Taylor Capital Group Inc.		81,275	1,055
*	NewStar Financial Inc.	163,836	1,045
*	Metro Bancorp Inc.	75,187	1,035
	Sanders Morris Harris Group Inc.	167,161	1,035
*,^ Ambac Financial Group Inc.		1,848,773	1,029
	First Merchants Corp.	147,747	1,028
	Oritani Financial Corp.	63,658	1,023
	First Mercury Financial Corp.	78,405	1,022
*	Guaranty Bancorp	642,025	1,021
	Consolidated-Tomoka Land Co.	32,111	1,012
*	Avatar Holdings Inc.	46,527	1,012
	NGP Capital Resources Co.	117,877	1,004
	US Global Investors Inc. Class A	100,845	997
	Thomas Properties Group Inc.	297,000	989
	Diamond Hill Investment Group Inc.	14,404	988
	Territorial Bancorp Inc.	51,800	986
*	Heritage Financial Corp.	65,064	982
*,^ Pacific Capital Bancorp NA		541,719	981
*	Penson Worldwide Inc.	96,741	974
	West Coast Bancorp	374,494	966

	Asta Funding Inc.	136,294	960
*	NewBridge Bancorp	268,712	954
*	Tree.com Inc.	103,674	949
	CoBiz Financial Inc.	151,496	944
	Centerstate Banks Inc.	75,137	920
	First Community Bancshares Inc.	74,100	917
	EMC Insurance Group Inc.	40,236	906
*	1st United Bancorp Inc./Boca Raton	110,982	893
	Clifton Savings Bancorp Inc.	95,987	890
^	CompuCredit Holdings Corp.	171,858	887
	Kohlberg Capital Corp.	156,231	884
*	Seacoast Banking Corp. of Florida	513,754	879
*	HFF Inc. Class A	118,064	877
*	Harris & Harris Group Inc.	188,350	868
	Merchants Bancshares Inc.	39,740	863
	American National Bankshares Inc.	42,559	858
	Gladstone Investment Corp.	143,147	856
*	Cape Bancorp Inc.	105,166	849
*	Cardtronics Inc.	65,655	825
	Center Bancorp Inc.	98,841	821
	Rewards Network Inc.	61,194	820
	Wainwright Bank & Trust Co.	83,746	814
*	Crawford & Co. Class B	198,092	806
^	Life Partners Holdings Inc.	36,117	801
	Century Bancorp Inc. Class A	41,622	799
*	Asset Acceptance Capital Corp.	124,828	788
*	FBR Capital Markets Corp.	172,857	787
	Yadkin Valley Financial Corp.	179,439	772
	First of Long Island Corp.	31,708	764
*	Meridian Interstate Bancorp Inc.	72,791	757
	Meta Financial Group Inc.	29,986	754
	Ameris Bancorp	83,279	752
	Southwest Bancorp Inc.	90,718	750
	First Busey Corp.	168,695	746
	Citizens & Northern Corp.	59,318	744
	Winthrop Realty Trust	61,334	738
*	Primerica Inc.	49,000	735
*	BankAtlantic Bancorp Inc. Class A	413,960	733
	Pacific Continental Corp.	69,398	729
	NYMAGIC Inc.	34,239	727
*	Center Financial Corp.	147,070	713
	First Bancorp Inc.	44,532	710
*	Bridge Capital Holdings	77,562	710
*	Sun Bancorp Inc.	176,157	694
*	First Marblehead Corp.	243,942	693
*	Maguire Properties Inc.	224,392	691
	Enterprise Financial Services Corp.	62,233	688
	Penns Woods Bancorp Inc.	20,073	673
*	Pzena Investment Management Inc. Class A	88,034	672
*,^ United Security Bancshares		135,273	670
^	United Security Bancshares	44,680	669
	Tower Bancorp Inc.	24,834	665
	Kansas City Life Insurance Co.	20,934	661
	Bryn Mawr Bank Corp.	35,950	652
	ESB Financial Corp.	50,297	648
	Bank of Marin Bancorp	19,392	641
	First South Bancorp Inc.	50,641	633
*,^ Green Bankshares Inc.		77,176	630

*	Home Bancorp Inc.	44,578	624
	Bridge Bancorp Inc.	26,264	615
	Washington Banking Co.	47,697	601
	Universal Insurance Holdings Inc.	117,933	597
	Shore Bancshares Inc.	41,733	595
	MicroFinancial Inc.	149,615	585
	Sierra Bancorp	45,032	580
*	Republic First Bancorp Inc.	147,917	572
*	Superior Bancorp	179,781	570
^	Smithtown Bancorp Inc.	137,959	570
	Bancorp Rhode Island Inc.	20,784	568
	JMP Group Inc.	66,630	566
	Pulaski Financial Corp.	83,806	562
*	Pacific Mercantile Bancorp	203,960	561
	Peapack Gladstone Financial Corp.	35,150	552
	Epoch Holding Corp.	48,911	552
	Urstadt Biddle Properties Inc.	38,700	550
*	Marlin Business Services Corp.	53,933	547
	MutualFirst Financial Inc.	80,909	538
	Gladstone Commercial Corp.	37,062	536
*	Thomas Weisel Partners Group Inc.	136,483	535
	PMC Commercial Trust	71,953	527
	21st Century Holding Co.	129,012	526
	South Financial Group Inc.	758,774	525
	Roma Financial Corp.	41,702	523
	Medallion Financial Corp.	64,050	510
	State Bancorp Inc.	64,447	507
*,^ Doral Financial Corp.		116,956	504
	K-Fed Bancorp	56,200	501
	Mercer Insurance Group Inc.	27,842	501
*	Waterstone Financial Inc.	136,825	495
	TF Financial Corp.	25,939	495
*,^ Central Pacific Financial Corp.		294,334	494
*	AmeriServ Financial Inc.	288,191	490
	Orrstown Financial Services Inc.	19,190	487
	Citizens South Banking Corp.	76,315	479
^	First United Corp.	77,414	464
	Ocean Shore Holding Co.	43,211	462
	Rockville Financial Inc.	37,392	456
	First Place Financial Corp.	114,212	456
*	Fidelity Southern Corp.	78,974	451
	Brooklyn Federal Bancorp Inc.	52,651	442
	Alliance Financial Corp.	14,995	442
	Triangle Capital Corp.	31,370	440
*	Chicopee Bancorp Inc.	34,488	438
*	Cowen Group Inc. Class A	77,236	437
^	Old Second Bancorp Inc.	65,295	430
*	United Community Financial Corp.	281,806	426
	Donegal Group Inc. Class A	29,213	424
*	Firstcity Financial Corp.	60,198	421
^	BancTrust Financial Group Inc.	86,390	419
*	Community Capital Corp.	144,014	418
	Ames National Corp.	20,667	414
	Hawthorn Bancshares Inc.	34,040	410
	NASB Financial Inc.	17,387	402
*	Fox Chase Bancorp Inc.	37,110	401
	Eastern Insurance Holdings Inc.	38,860	394
	CFS Bancorp Inc.	87,923	390

	Indiana Community Bancorp	42,202	386
	Peoples Bancorp of North Carolina Inc.	64,718	385
	UMH Properties Inc.	46,537	380
*	ZipRealty Inc.	77,082	378
	Citizens Holding Co.	15,186	375
*,^ W Holding Co. Inc.		36,816	369
	Middleburg Financial Corp.	24,377	368
^	Banner Corp.	95,723	368
*	Louisiana Bancorp Inc./Metaire LA	24,568	366
*	Nicholas Financial Inc.	47,960	363
	American River Bankshares	44,982	355
	Main Street Capital Corp.	22,693	354
	CNB Financial Corp.	22,868	353
	VIST Financial Corp.	37,845	339
*	Intervest Bancshares Corp. Class A	85,121	336
^	Princeton National Bancorp Inc.	38,269	333
*	Southcoast Financial Corp.	91,720	332
	WSB Holdings Inc.	100,139	332
*	BofI Holding Inc.	23,660	330
	Arlington Asset Investment Corp. Class A	18,305	326
	Timberland Bancorp Inc.	79,777	319
	Colony Bankcorp Inc.	54,423	318
^	Prudential Bancorp Inc. of Pennsylvania	37,532	317
*	Heritage Commerce Corp.	75,476	315
*	Ladenburg Thalmann Financial Services Inc.	335,140	315
	Independence Holding Co.	32,915	312
*	Premierwest Bancorp	693,534	312
	Bar Harbor Bankshares	10,218	312
	Jefferson Bancshares Inc.	67,379	308
*	Bank of Granite Corp.	252,682	306
	QC Holdings Inc.	59,099	306
	Legacy Bancorp Inc.	31,980	303
	Capital Bank Corp.	67,607	302
*	First Acceptance Corp.	146,908	300
	First Security Group Inc.	137,838	298
*	Flagstar Bancorp Inc.	485,829	292
*	Central Jersey Bancorp	88,089	279
*	Supertel Hospitality Inc.	158,192	277
*,^ First State Bancorporation		499,317	275
	Farmers Capital Bank Corp.	31,973	274
	Firstbank Corp.	46,094	272
	Parkvale Financial Corp.	36,069	269
	MetroCorp Bancshares Inc.	89,829	265
	First Defiance Financial Corp.	26,006	263
	BRT Realty Trust	39,682	262
*,^ Sterling Financial Corp.		457,101	261
*,^ Macatawa Bank Corp.		148,219	259
	Camco Financial Corp.	86,951	256
*	HMN Financial Inc.	45,747	252
	Pamrapo Bancorp Inc.	30,885	251
*	Grubb & Ellis Co.	113,800	250
*,^ Cascade Bancorp		451,362	248
	MBT Financial Corp.	179,405	248
*	Stratus Properties Inc.	24,795	245
	Provident Financial Holdings Inc.	69,499	242
	Summit Financial Group Inc.	61,208	236
*	Southern Community Financial Corp.	103,218	229
	United Western Bancorp Inc.	149,219	228

*	North Valley Bancorp	126,638	223
*,^ Capitol Bancorp Ltd.		91,982	223
	Ohio Valley Banc Corp.	10,006	216
	Heritage Financial Group	17,025	206
*	Maui Land & Pineapple Co. Inc.	32,879	205
	Community Bankers Trust Corp.	69,810	203
	Tortoise Capital Resources Corp.	27,075	201
*	Consumer Portfolio Services Inc.	87,963	197
*,^ Anchor Bancorp Wisconsin Inc.		166,285	183
^	Cascade Financial Corp.	93,296	183
*	Tower Financial Corp.	22,482	173
	Mercantile Bank Corp.	42,927	169
*	Riverview Bancorp Inc.	70,929	163
*	Encore Bancshares Inc.	16,598	157
*	Guaranty Federal Bancshares Inc.	27,970	154
	Centrue Financial Corp.	44,199	152
*,^ Amcore Financial Inc.		327,835	149
^	Independent Bank Corp.	208,241	146
	First Financial Service Corp.	16,332	143
*,^ Frontier Financial Corp.		73,326	142
^	Hampton Roads Bankshares Inc.	91,064	142
*,^ City Bank		124,682	141
	Midsouth Bancorp Inc.	8,523	141
*	PVF Capital Corp.	74,773	141
	Hampden Bancorp Inc.	13,609	136
	Atlantic Coast Federal Corp.	51,557	134
*	Neostem Inc.	75,671	133
^	Integra Bank Corp.	214,786	133
*,^ Bank of Florida Corp.		165,199	131
*,^ Preferred Bank		95,592	130
	Federal Agricultural Mortgage Corp. Class A	12,788	128
*,^ Dearborn Bancorp Inc.		113,719	125
*	First Keystone Financial Inc.	9,427	125
*,^ TIB Financial Corp.		175,035	124
	MidWestOne Financial Group Inc.	10,170	120
*	Northern States Financial Corp.	36,253	120
	Old Point Financial Corp.	8,019	118
*,^ PAB Bankshares Inc.		54,343	117
*	Rodman & Renshaw Capital Group Inc.	28,062	111
	Cadence Financial Corp.	58,584	107
	Norwood Financial Corp.	3,814	103
	First Citizens Banc Corp.	21,522	96
*	Royal Bancshares of Pennsylvania Inc.	37,019	91
*,^ EuroBancshares Inc.		239,480	88
^	FNB United Corp.	68,477	83
	Peoples Financial Corp.	4,635	69
	Investors Title Co.	1,600	55
*,^ TierOne Corp.		166,615	53
*	Midwest Banc Holdings Inc.	192,244	52
*	Pacific Premier Bancorp Inc.	10,054	49
*	Investors Capital Holdings Ltd.	26,400	39
*	First Capital Bancorp Inc./VA	4,748	38
^	Commonwealth Bankshares Inc.	11,413	36
	New Hampshire Thrift Bancshares Inc.	3,443	36
*	Affirmative Insurance Holdings Inc.	7,091	33
*	Southern National Bancorp of Virginia Inc.	4,033	32
*	Unity Bancorp Inc.	5,989	31
	First Savings Financial Group Inc.	2,447	31

*	Presidential Realty Corp. Class B	46,000	27
*	Tennessee Commerce Bancorp Inc.	3,500	26
*,^ Mercantile Bancorp Inc.		11,050	25
*	BCSB Bancorp Inc.	2,600	24
	Rurban Financial Corp.	3,700	23
	United Bancorp Inc.	2,012	17
	Codorus Valley Bancorp Inc.	2,200	16
	United Bancshares Inc.	1,224	13
	Britton & Koontz Capital Corp.	900	12
*	1st Century Bancshares Inc.	2,705	11
	BCB Bancorp Inc.	1,222	11
*	First California Financial Group Inc.	4,100	11
	Enterprise Bancorp Inc.	838	10
*	Magyar Bancorp Inc.	2,000	8
*	Village Bank and Trust Financial Corp.	2,400	8
	Beacon Federal Bancorp Inc.	870	8
*	Rand Capital Corp.	1,900	7
	Horizon Bancorp	291	6
	Citizens Community Bancorp Inc.	1,253	5
*	FedFirst Financial Corp.	500	3
*	Berkshire Bancorp Inc.	400	3
*	New Century Bancorp Inc.	400	2
	First Bancshares Inc.	250	2
*	Mid Penn Bancorp Inc.	200	2
*	Parke Bancorp Inc.	200	2
*	Monarch Financial Holdings Inc.	168	1
	Teton Advisors Inc. Class B	564	1
*	Community Financial Corp.	300	1
	Bank of Commerce Holdings	200	1
*	Siebert Financial Corp.	336	1
*	Heritage Oaks Bancorp	200	1
*	Laporte Bancorp Inc.	100	1
	Porter Bancorp Inc.	39	1
	Premier Financial Bancorp Inc.	42	—
*	Atlantic Southern Financial Group Inc.	100	—
			2,649,750
Health Care (13.3%)
*	Vertex Pharmaceuticals Inc.	1,240,048	50,681
*	Cerner Corp.	423,112	35,990
*	Edwards Lifesciences Corp.	353,283	34,933
*	Human Genome Sciences Inc.	1,129,385	34,107
*	Henry Schein Inc.	565,045	33,281
*	Illumina Inc.	781,044	30,383
*	Dendreon Corp.	832,108	30,347
*	Alexion Pharmaceuticals Inc.	553,117	30,073
*	Hologic Inc.	1,610,537	29,859
*	ResMed Inc.	468,199	29,801
	Perrigo Co.	502,481	29,506
	Beckman Coulter Inc.	433,025	27,194
*	Covance Inc.	400,028	24,558
*	Mettler-Toledo International Inc.	210,834	23,023
*	OSI Pharmaceuticals Inc.	362,591	21,592
*	Community Health Systems Inc.	580,562	21,440
	Omnicare Inc.	745,517	21,091
	Universal Health Services Inc. Class B	599,772	21,046
*	IDEXX Laboratories Inc.	364,383	20,970
*	Inverness Medical Innovations Inc.	519,766	20,245

*	Kinetic Concepts Inc.	387,126	18,509
*	Lincare Holdings Inc.	406,424	18,240
	Pharmaceutical Product Development Inc.	738,367	17,536
*	Amylin Pharmaceuticals Inc.	779,632	17,534
*	Endo Pharmaceuticals Holdings Inc.	732,525	17,354
*	Valeant Pharmaceuticals International	400,407	17,181
*	Mednax Inc.	290,822	16,923
*	United Therapeutics Corp.	296,515	16,406
*	Charles River Laboratories International Inc.	411,328	16,169
	Teleflex Inc.	248,274	15,907
*	Health Net Inc.	619,518	15,407
*	Gen-Probe Inc.	306,873	15,344
*	VCA Antech Inc.	534,128	14,972
	Techne Corp.	232,510	14,809
*	BioMarin Pharmaceutical Inc.	629,405	14,709
*	Myriad Genetics Inc.	601,102	14,457
*	Health Management Associates Inc. Class A	1,552,858	13,355
*	Salix Pharmaceuticals Ltd.	346,626	12,912
*	LifePoint Hospitals Inc.	341,953	12,577
*	InterMune Inc.	280,723	12,512
*	Bio-Rad Laboratories Inc. Class A	120,397	12,464
	STERIS Corp.	366,783	12,346
	Owens & Minor Inc.	261,315	12,122
*	Thoratec Corp.	355,633	11,896
*	Onyx Pharmaceuticals Inc.	387,975	11,748
	Cooper Cos. Inc.	282,162	10,970
*	Healthsouth Corp.	582,632	10,895
*	NuVasive Inc.	237,110	10,717
	Hill-Rom Holdings Inc.	391,357	10,649
*	Regeneron Pharmaceuticals Inc.	398,622	10,560
*	AMERIGROUP Corp.	317,144	10,542
*	Psychiatric Solutions Inc.	349,001	10,400
*	Incyte Corp. Ltd.	735,600	10,269
*	Catalyst Health Solutions Inc.	239,906	9,927
*	Emergency Medical Services Corp. Class A	173,800	9,828
*	Immucor Inc.	433,697	9,710
*,^ Amedisys Inc.		174,953	9,661
*	Varian Inc.	180,496	9,346
*	Magellan Health Services Inc.	214,754	9,338
*	Auxilium Pharmaceuticals Inc.	294,282	9,170
*	Haemonetics Corp.	159,448	9,112
	Medicis Pharmaceutical Corp. Class A	360,820	9,078
*	Nektar Therapeutics	582,275	8,856
*	American Medical Systems Holdings Inc.	465,974	8,658
	West Pharmaceutical Services Inc.	206,193	8,650
	Masimo Corp.	324,874	8,625
*	PSS World Medical Inc.	365,060	8,583
*	Parexel International Corp.	360,319	8,399
*	Dionex Corp.	109,641	8,199
*	Cubist Pharmaceuticals Inc.	362,079	8,161
*	HMS Holdings Corp.	159,658	8,141
*	Align Technology Inc.	418,395	8,092
*	Acorda Therapeutics Inc.	236,497	8,088
*	WellCare Health Plans Inc.	264,576	7,884
*	Alkermes Inc.	591,745	7,675
	Chemed Corp.	141,033	7,669
*	athenahealth Inc.	208,999	7,641
*	ev3 Inc.	469,460	7,446

* Volcano Corp.	304,225	7,350
* Allscripts-Misys Healthcare Solutions Inc.	372,133	7,279
* Centene Corp.	301,781	7,255
Quality Systems Inc.	117,357	7,210
* Eclipsys Corp.	356,069	7,079
* Isis Pharmaceuticals Inc.	610,436	6,666
* Viropharma Inc.	484,144	6,599
* Cepheid Inc.	366,540	6,407
* Seattle Genetics Inc.	527,962	6,304
* Talecris Biotherapeutics Holdings Corp.	316,225	6,299
* Impax Laboratories Inc.	348,586	6,233
* Sirona Dental Systems Inc.	161,735	6,151
* Brookdale Senior Living Inc.	289,514	6,031
* Savient Pharmaceuticals Inc.	416,429	6,017
* Integra LifeSciences Holdings Corp.	128,323	5,624
* Par Pharmaceutical Cos. Inc.	217,531	5,395
Invacare Corp.	202,242	5,368
* Healthspring Inc.	303,128	5,335
Meridian Bioscience Inc.	253,615	5,166
* Gentiva Health Services Inc.	181,887	5,144
* inVentiv Health Inc.	210,124	4,719
* Martek Biosciences Corp.	208,003	4,682
* AMAG Pharmaceuticals Inc.	131,493	4,590
* Theravance Inc.	337,447	4,495
* Bruker Corp.	306,003	4,483
* Universal American Corp.	288,130	4,437
* Kindred Healthcare Inc.	242,693	4,381
* Luminex Corp.	259,660	4,370
* Globe Specialty Metals Inc.	390,066	4,365
* Vivus Inc.	499,886	4,359
* Conmed Corp.	180,894	4,307
* Wright Medical Group Inc.	242,173	4,303
* Facet Biotech Corp.	156,484	4,224
* Arthrocare Corp.	140,921	4,188
* RehabCare Group Inc.	153,090	4,175
* Amsurg Corp. Class A	192,086	4,147
* Exelixis Inc.	666,661	4,047
* Alnylam Pharmaceuticals Inc.	227,186	3,867
* Genoptix Inc.	107,657	3,821
Landauer Inc.	58,477	3,814
* Conceptus Inc.	190,796	3,808
* Abaxis Inc.	138,075	3,754
* Enzon Pharmaceuticals Inc.	368,382	3,750
* Odyssey HealthCare Inc.	205,663	3,725
* Pharmasset Inc.	138,234	3,705
* Momenta Pharmaceuticals Inc.	245,224	3,671
* Celera Corp.	513,481	3,646
* Hanger Orthopedic Group Inc.	198,144	3,602
* Phase Forward Inc.	270,580	3,536
* PharMerica Corp.	191,975	3,498
* Emeritus Corp.	171,612	3,492
* Zoll Medical Corp.	132,422	3,491
* Neogen Corp.	138,140	3,467
* Halozyme Therapeutics Inc.	432,412	3,455
Analogic Corp.	79,865	3,413
* Insulet Corp.	225,800	3,407
* Allos Therapeutics Inc.	454,908	3,380
* Healthways Inc.	210,063	3,376

*	Questcor Pharmaceuticals Inc.	399,765	3,290
*	Bio-Reference Labs Inc.	74,347	3,269
*	Affymetrix Inc.	440,545	3,234
*,^ Geron Corp.		568,770	3,231
*	LHC Group Inc.	93,990	3,151
*	MedAssets Inc.	147,500	3,098
*	MWI Veterinary Supply Inc.	76,457	3,089
*	Greatbatch Inc.	144,219	3,056
*	IPC The Hospitalist Co. Inc.	84,649	2,972
*	DexCom Inc.	300,717	2,926
*	SonoSite Inc.	90,307	2,900
*	Immunogen Inc.	354,886	2,871
*	Cyberonics Inc.	148,327	2,842
*	Omnicell Inc.	201,599	2,828
*	Inspire Pharmaceuticals Inc.	452,958	2,826
*	Natus Medical Inc.	177,551	2,825
*	ICU Medical Inc.	79,970	2,755
*	Sun Healthcare Group Inc.	281,488	2,685
*	Merit Medical Systems Inc.	175,588	2,678
*	Medicines Co.	332,370	2,606
*	Rigel Pharmaceuticals Inc.	322,971	2,574
*	Optimer Pharmaceuticals Inc.	208,934	2,566
*,^ Sequenom Inc.		400,035	2,524
*,^ MannKind Corp.		381,808	2,505
	National Healthcare Corp.	69,430	2,456
*	Angiodynamics Inc.	156,558	2,445
*	Micromet Inc.	302,363	2,443
	Computer Programs & Systems Inc.	61,324	2,397
*	Quidel Corp.	163,078	2,371
*	Ariad Pharmaceuticals Inc.	686,175	2,333
*	Air Methods Corp.	67,643	2,300
*	SurModics Inc.	109,815	2,300
*	Assisted Living Concepts Inc. Class A	69,788	2,292
*	Symmetry Medical Inc.	227,638	2,285
*	Molina Healthcare Inc.	88,772	2,234
*	Nabi Biopharmaceuticals	406,762	2,225
*	Abraxis Bioscience Inc.	42,863	2,218
*	OraSure Technologies Inc.	367,092	2,177
*	Micrus Endovascular Corp.	110,294	2,175
*	Corvel Corp.	59,535	2,128
*	Vanda Pharmaceuticals Inc.	182,858	2,110
*	Emdeon Inc. Class A	126,835	2,095
*	BioScrip Inc.	261,382	2,086
*	eResearchTechnology Inc.	295,441	2,042
*	ABIOMED Inc.	195,794	2,023
*	Sunrise Senior Living Inc.	383,199	1,962
*	Pharmacyclics Inc.	313,780	1,958
*	Res-Care Inc.	162,932	1,954
*	XenoPort Inc.	209,472	1,940
*,^ Cell Therapeutics Inc.		3,585,448	1,939
*	Orthovita Inc.	453,344	1,931
*	Medivation Inc.	183,917	1,929
*	Kensey Nash Corp.	80,805	1,906
*	AMN Healthcare Services Inc.	213,120	1,875
*	Cross Country Healthcare Inc.	181,130	1,831
*	Arena Pharmaceuticals Inc.	575,287	1,783
*	US Physical Therapy Inc.	101,659	1,769
*	Zymogenetics Inc.	305,685	1,752

*	Almost Family Inc.	45,633	1,720
*	Curis Inc.	558,854	1,716
*,^ SIGA Technologies Inc.		253,456	1,680
*	Spectranetics Corp.	241,103	1,666
*	Emergent Biosolutions Inc.	98,931	1,661
*	Affymax Inc.	70,722	1,657
*	Immunomedics Inc.	498,126	1,654
*	Hi-Tech Pharmacal Co. Inc.	74,682	1,653
*	Durect Corp.	549,017	1,653
*	NPS Pharmaceuticals Inc.	327,783	1,652
*	Accuray Inc.	267,105	1,627
*	Stereotaxis Inc.	322,744	1,617
*	Pozen Inc.	165,888	1,589
*	Dyax Corp.	464,536	1,584
*,^ Genomic Health Inc.		88,787	1,562
*	Rural/Metro Corp.	214,406	1,559
*	Health Grades Inc.	243,167	1,547
*	Exact Sciences Corp.	343,718	1,530
*	Providence Service Corp.	100,308	1,524
	Cantel Medical Corp.	75,277	1,494
*	Targacept Inc.	75,823	1,491
*	Accelrys Inc.	240,500	1,481
*	Kendle International Inc.	84,001	1,468
*	HeartWare International Inc.	32,788	1,458
*	Spectrum Pharmaceuticals Inc.	315,432	1,454
*	Santarus Inc.	269,813	1,452
*	Maxygen Inc.	220,787	1,451
*	Ligand Pharmaceuticals Inc. Class B	826,463	1,446
*,^ BioCryst Pharmaceuticals Inc.		214,907	1,412
*	Medical Action Industries Inc.	114,190	1,401
*,^ Novavax Inc.		604,804	1,397
*	RTI Biologics Inc.	319,645	1,384
*	Palomar Medical Technologies Inc.	125,423	1,362
*	Vital Images Inc.	84,068	1,359
*	Sciclone Pharmaceuticals Inc.	379,106	1,338
*	Albany Molecular Research Inc.	159,640	1,333
*	NxStage Medical Inc.	116,347	1,332
*	Chindex International Inc.	111,429	1,316
*	AVANIR Pharmaceuticals Inc.	566,183	1,314
*	Sangamo Biosciences Inc.	241,311	1,308
*	Select Medical Holdings Corp.	154,800	1,307
*,^ Jazz Pharmaceuticals Inc.		118,620	1,293
*	CryoLife Inc.	199,770	1,293
*	Ardea Biosciences Inc.	69,966	1,278
*	Arqule Inc.	219,990	1,267
*,^ Cadence Pharmaceuticals Inc.		138,187	1,262
*	American Dental Partners Inc.	96,186	1,255
*	Opko Health Inc.	627,138	1,242
*	IRIS International Inc.	120,007	1,225
*,^ Clinical Data Inc.		63,044	1,223
*	Metabolix Inc.	99,378	1,210
*	Depomed Inc.	335,415	1,191
*	Cypress Bioscience Inc.	242,330	1,187
	America Service Group Inc.	72,752	1,171
*	CytRx Corp.	1,028,564	1,142
*	Array Biopharma Inc.	416,194	1,140
*,^ MAKO Surgical Corp.		84,456	1,138
*	Repligen Corp.	280,050	1,137

*	MAP Pharmaceuticals Inc.	71,394	1,134
*	Insmed Inc.	951,791	1,123
*	Enzo Biochem Inc.	186,278	1,121
*	Celldex Therapeutics Inc.	180,671	1,109
*	Somanetics Corp.	57,910	1,108
*	ATS Medical Inc.	421,920	1,097
*	Caliper Life Sciences Inc.	271,870	1,074
*	Vascular Solutions Inc.	119,037	1,070
*	Five Star Quality Care Inc.	345,896	1,055
*,^ StemCells Inc.		905,970	1,051
*	Lexicon Pharmaceuticals Inc.	707,571	1,047
*	Pain Therapeutics Inc.	165,162	1,036
*	LCA-Vision Inc.	124,259	1,034
*	Medidata Solutions Inc.	67,046	1,019
*,^ Electro-Optical Sciences Inc.		136,706	1,014
*,^ Hemispherx Biopharma Inc.		1,347,781	997
*	TomoTherapy Inc.	290,085	989
*	Penwest Pharmaceuticals Co.	285,927	986
*	Staar Surgical Co.	256,210	979
*	BioMimetic Therapeutics Inc.	74,169	975
*	Harvard Bioscience Inc.	250,274	969
*	Somaxon Pharmaceuticals Inc.	111,696	966
*,^ Delcath Systems Inc.		117,439	951
*	Alphatec Holdings Inc.	148,362	945
*	Cerus Corp.	337,036	940
*	Medcath Corp.	89,562	938
	Atrion Corp.	6,528	934
*	Cytokinetics Inc.	284,669	911
*	Endologix Inc.	224,783	908
*	Idera Pharmaceuticals Inc.	145,210	902
*,^ Cel-Sci Corp.		1,386,373	892
*	Synovis Life Technologies Inc.	56,673	880
*,^ Osiris Therapeutics Inc.		115,902	858
*	Alliance HealthCare Services Inc.	151,485	851
*	Neurocrine Biosciences Inc.	325,076	829
*	Mediware Information Systems	91,182	817
*	Anadys Pharmaceuticals Inc.	318,889	810
*	Peregrine Pharmaceuticals Inc.	261,726	806
*	Clarient Inc.	306,232	802
*	Osteotech Inc.	203,539	798
	Ensign Group Inc.	45,715	792
*,^ Bovie Medical Corp.		126,095	788
*	AGA Medical Holdings Inc.	48,100	782
*	Adolor Corp.	431,380	776
*	Obagi Medical Products Inc.	63,658	775
*	Team Health Holdings Inc.	45,800	769
*	Capital Senior Living Corp.	144,921	762
*	Idenix Pharmaceuticals Inc.	270,281	762
*	National Dentex Corp.	75,636	747
*	SuperGen Inc.	233,022	746
*	Progenics Pharmaceuticals Inc.	139,894	746
*,^ Rexahn Pharmaceuticals Inc.		443,420	718
*	Skilled Healthcare Group Inc.	115,274	711
*	SenoRx Inc.	97,050	710
*	RadNet Inc.	219,534	698
*	Cambrex Corp.	171,663	695
*	Icad Inc.	456,882	694
*	Corcept Therapeutics Inc.	243,430	694

*	Cynosure Inc. Class A	60,575	681
*	Vical Inc.	201,315	676
*	LeMaitre Vascular Inc.	147,215	662
*	Allied Healthcare International Inc.	243,399	662
*	PDI Inc.	87,155	655
*	Merge Healthcare Inc.	316,617	655
*	Orexigen Therapeutics Inc.	111,064	654
*	Akorn Inc.	427,017	653
*	Myriad Pharmaceuticals Inc.	141,491	640
*	Medtox Scientific Inc.	62,013	636
	Young Innovations Inc.	22,520	634
*	Infinity Pharmaceuticals Inc.	103,074	629
*,^ Cytori Therapeutics Inc.		137,593	627
*	Anika Therapeutics Inc.	86,318	615
*	Digirad Corp.	299,064	613
	Psychemedics Corp.	79,841	611
*	XOMA Ltd.	1,061,556	606
*	Exactech Inc.	28,814	604
*	Cutera Inc.	58,077	602
*	Transcend Services Inc.	37,034	602
*,^ NovaMed Inc.		175,127	595
*	CardioNet Inc.	75,569	578
*	Rochester Medical Corp.	44,655	572
*	ISTA Pharmaceuticals Inc.	140,179	571
*,^ Cyclacel Pharmaceuticals Inc.		262,256	564
*,^ GenVec Inc.		718,936	561
*,^ Arrowhead Research Corp.		477,194	544
*,^ Opexa Therapeutics Inc.		258,693	541
*,^ AVI BioPharma Inc.		452,073	538
*,^ Inovio Biomedical Corp.		404,055	537
*	Antares Pharma Inc.	391,743	537
*	AtriCure Inc.	90,142	531
*	Columbia Laboratories Inc.	481,762	515
*,^ Discovery Laboratories Inc.		990,417	515
*	Javelin Pharmaceuticals Inc.	398,609	514
*	Inhibitex Inc.	332,488	505
*	Dusa Pharmaceuticals Inc.	273,523	501
*	Caraco Pharmaceutical Laboratories Ltd.	81,631	489
*	OncoGenex Pharmaceutical Inc.	23,720	487
*	NMT Medical Inc.	106,649	483
*	HealthTronics Inc.	134,064	480
*	Metropolitan Health Networks Inc.	147,590	477
*	Iridex Corp.	106,938	460
*	Theragenics Corp.	272,196	452
*	Chelsea Therapeutics International Inc.	126,613	449
*	Continucare Corp.	119,648	443
*,^ Biosante Pharmaceuticals Inc.		247,309	443
*	Acadia Pharmaceuticals Inc.	291,983	441
*	Matrixx Initiatives Inc.	85,255	432
*	Alexza Pharmaceuticals Inc.	160,135	430
*	Keryx Biopharmaceuticals Inc.	155,876	427
*	CombiMatrix Corp.	82,549	414
*	Dialysis Corp. Of America	66,702	414
*	Biolase Technology Inc.	210,384	410
*	AspenBio Pharma Inc.	179,837	410
*	Nighthawk Radiology Holdings Inc.	128,729	409
*,^ Nexmed Inc.		872,268	406
*,^ OXiGENE Inc.		313,090	385

*	KV Pharmaceutical Co. Class A	217,669	383
*,^ GTx Inc.		113,195	378
*	Synta Pharmaceuticals Corp.	87,407	377
*	ZIOPHARM Oncology Inc.	73,694	374
*	Heska Corp.	447,838	368
*	ThermoGenesis Corp.	519,551	364
*	Orthologic Corp.	399,773	360
*	Orchid Cellmark Inc.	187,368	356
*	Urologix Inc.	212,418	355
*	BioSphere Medical Inc.	131,795	349
*	Synergetics USA Inc.	204,911	338
	National Research Corp.	13,282	336
*,^ Arcadia Resources Inc.		836,608	332
*,^ Biotime Inc.		46,360	331
*	Combinatorx Inc.	271,264	323
*,^ EpiCept Corp.		150,795	320
*	Trimeris Inc.	130,452	320
*	Antigenics Inc.	422,187	307
*	Biospecifics Technologies Corp.	10,900	302
*	SRI/Surgical Express Inc.	91,061	292
*,^ ARCA Biopharma Inc.		52,540	286
*,^ Oncothyreon Inc.		81,523	283
*	Entremed Inc.	415,933	283
*	Hansen Medical Inc.	123,000	282
*	EnteroMedics Inc.	537,674	274
*	Rockwell Medical Technologies Inc.	46,516	269
*,^ Cleveland Biolabs Inc.		74,202	264
	Utah Medical Products Inc.	8,521	240
*	Nanosphere Inc.	49,108	235
*	Bionovo Inc.	552,421	233
*	SunLink Health Systems Inc.	59,100	231
*	MediciNova Inc.	30,233	227
*,^ Poniard Pharmaceuticals Inc.		192,425	221
*,^ Molecular Insight Pharmaceuticals Inc.		159,986	210
*	Animal Health International Inc.	107,944	204
*	Cardiac Science Corp.	107,874	202
*	Trubion Pharmaceuticals Inc.	46,955	201
*	Pure Bioscience	119,215	197
*	RXi Pharmaceuticals Corp.	43,110	197
*	Hooper Holmes Inc.	225,949	197
*,^ Neuralstem Inc.		93,841	191
*	IsoRay Inc.	144,420	189
*	Dynavax Technologies Corp.	138,658	180
*	Aastrom Biosciences Inc.	104,751	173
*	PhotoMedex Inc.	16,693	172
*	OTIX Global Inc.	37,817	166
*,^ Acura Pharmaceuticals Inc.		29,677	160
*	Biodel Inc.	37,133	159
*	Cardiovascular Systems Inc.	29,788	158
*,^ Repros Therapeutics Inc.		232,270	157
*	Telik Inc.	183,147	152
*	Escalon Medical Corp.	91,117	139
*,^ Sunesis Pharmaceuticals Inc.		150,962	132
*	Icagen Inc.	177,015	127
*	TranS1 Inc.	38,737	126
*	Cardica Inc.	65,117	125
*,^ MiddleBrook Pharmaceuticals Inc.		413,094	124
*	American Caresource Holdings Inc.	69,148	122

*	PositiveID Corp.	93,645	121
*	Harbor BioSciences Inc.	222,016	114
*	SCOLR Pharma Inc.	137,057	112
*	Bioanalytical Systems Inc.	86,496	108
*	Quigley Corp.	51,986	104
*	Sucampo Pharmaceuticals Inc. Class A	28,768	103
*	CPEX Pharmaceuticals Inc.	6,397	102
*,^ Encorium Group Inc.		37,501	99
*	Neurometrix Inc.	52,358	99
*	Lannett Co. Inc.	21,303	91
*,^ Cardium Therapeutics Inc.		202,781	89
*	Cornerstone Therapeutics Inc.	13,447	85
*	BioDelivery Sciences International Inc.	19,682	75
*	pSivida Corp.	18,490	73
*	Retractable Technologies Inc.	48,106	72
*	Oxygen Biotherapeutics Inc.	14,200	72
*	Interleukin Genetics Inc.	91,301	68
*,^ Speedus Corp.		19,899	57
*	ReGeneRx Biopharmaceuticals Inc.	100,007	57
*	Transcept Pharmaceuticals Inc.	6,878	55
*,^ MDRNA Inc.		47,925	53
*	Achillion Pharmaceuticals Inc.	17,920	50
*	Integramed America Inc.	5,621	50
*	HearUSA Inc.	33,035	49
	American Medical Alert Corp.	6,897	47
*	PHC Inc./Mass Class A	36,130	46
*,^ Ligand Pharmaceuticals Inc. Contingent Value Rights		395,811	44
*,^ Helicos BioSciences Corp.		54,398	43
*,^ Ligand Pharmaceuticals Inc. Contingent Value Rights		395,811	40
*,^ DARA Biosciences Inc.		81,105	36
*,^ Oculus Innovative Sciences Inc.		16,189	34
	MedQuist Inc.	4,376	34
*	PharmAthene Inc.	23,731	34
*	United American Healthcare Corp.	30,666	33
*	Celsion Corp.	7,600	33
*	AP Pharma Inc.	31,000	32
*	Palatin Technologies Inc.	118,190	31
*	Solta Medical Inc.	12,938	28
*	AdvanSource Biomaterials Corp.	86,454	26
*	Ligand Pharmaceuticals Inc. Contingent Value Rights	395,811	26
*	Virtual Radiologic Corp.	2,300	25
*	Threshold Pharmaceuticals Inc.	11,266	21
*,^ Ligand Pharmaceuticals Inc. Contingent Value Rights		395,811	20
*	Strategic Diagnostics Inc.	10,361	20
*,^ ADVENTRX Pharmaceuticals Inc.		87,044	19
*	Uroplasty Inc.	8,900	18
*	Raptor Pharmaceutical Corp.	9,644	18
*	ARYx Therapeutics Inc.	20,000	17
*	IVAX Diagnostics Inc.	27,208	17
	Emergent Group Inc.	1,900	15
*	Vision-Sciences Inc.	15,700	15
*	Cytomedix Inc.	23,764	10
*	CAS Medical Systems Inc.	5,100	10
*	BSD Medical Corp.	5,000	9
*	ULURU Inc.	28,716	5
*	Cumberland Pharmaceuticals Inc.	200	2
*	Allied Healthcare Products	184	1

		1,842,925
Industrials (14.9%)
* Delta Air Lines Inc.	4,866,799	71,007
* McDermott International Inc.	1,436,902	38,681
Joy Global Inc.	638,889	36,161
Bucyrus International Inc. Class A	499,996	32,995
Manpower Inc.	489,939	27,985
AMETEK Inc.	673,300	27,915
* URS Corp.	524,184	26,005
* Oshkosh Corp.	558,999	22,550
KBR Inc.	1,001,585	22,195
Pentair Inc.	614,201	21,878
Donaldson Co. Inc.	482,689	21,779
* Kansas City Southern	599,567	21,686
* AGCO Corp.	577,475	20,714
SPX Corp.	308,361	20,451
* UAL Corp.	1,043,434	20,399
* Aecom Technology Corp.	704,713	19,993
JB Hunt Transport Services Inc.	547,965	19,661
* BE Aerospace Inc.	632,423	19,257
* Continental Airlines Inc. Class B	864,707	18,998
* AMR Corp.	2,077,018	18,922
Hubbell Inc. Class B	369,135	18,615
* Shaw Group Inc.	518,705	17,854
* Navistar International Corp.	392,790	17,569
* Alliant Techsystems Inc.	205,526	16,709
IDEX Corp.	504,554	16,701
* Waste Connections Inc.	491,662	16,697
Harsco Corp.	502,020	16,035
* Owens Corning	618,421	15,733
* Spirit Aerosystems Holdings Inc. Class A	661,222	15,459
* Terex Corp.	675,355	15,337
* Copart Inc.	420,370	14,965
* Verisk Analytics Inc. Class A	528,828	14,913
Timken Co.	496,354	14,896
Carlisle Cos. Inc.	379,841	14,472
Lincoln Electric Holdings Inc.	265,504	14,425
* Corrections Corp. of America	721,792	14,335
Gardner Denver Inc.	325,425	14,332
Kennametal Inc.	508,548	14,300
Nordson Corp.	209,736	14,245
MSC Industrial Direct Co. Class A	274,429	13,919
Regal-Beloit Corp.	231,006	13,724
* IHS Inc. Class A	252,718	13,513
Lennox International Inc.	304,371	13,490
* Covanta Holding Corp.	803,472	13,386
Landstar System Inc.	312,084	13,101
* Thomas & Betts Corp.	326,893	12,827
* Kirby Corp.	333,915	12,739
Towers Watson & Co. Class A	266,708	12,669
Wabtec Corp.	296,956	12,508
TransDigm Group Inc.	235,737	12,503
Graco Inc.	375,034	12,001
Acuity Brands Inc.	270,259	11,408
Watsco Inc.	200,241	11,390
Woodward Governor Co.	354,218	11,328
* FTI Consulting Inc.	287,471	11,303

*	Hertz Global Holdings Inc.	1,125,610	11,245
	CLARCOR Inc.	314,213	10,837
	Con-way Inc.	307,400	10,796
	Manitowoc Co. Inc.	815,625	10,603
	Crane Co.	292,189	10,373
	Toro Co.	209,087	10,281
*	GrafTech International Ltd.	751,467	10,273
	Valmont Industries Inc.	123,941	10,266
	Brady Corp. Class A	326,812	10,170
*	EMCOR Group Inc.	412,101	10,150
*	Moog Inc. Class A	283,178	10,030
*	WESCO International Inc.	288,212	10,004
	Curtiss-Wright Corp.	284,736	9,909
	Trinity Industries Inc.	495,051	9,881
	Baldor Electric Co.	261,879	9,794
*	Teledyne Technologies Inc.	224,945	9,283
*	Esterline Technologies Corp.	185,898	9,189
*	Alaska Air Group Inc.	220,610	9,096
*,^ USG Corp.		515,152	8,840
*	Tetra Tech Inc.	382,464	8,812
*	United Stationers Inc.	149,276	8,785
*	General Cable Corp.	324,515	8,762
*	Hexcel Corp.	603,590	8,716
*	Genesee & Wyoming Inc. Class A	254,313	8,677
	Alexander & Baldwin Inc.	256,465	8,476
	Brink's Co.	299,090	8,443
	Actuant Corp. Class A	423,922	8,288
	GATX Corp.	287,923	8,249
	Belden Inc.	291,523	8,005
*,^ American Superconductor Corp.		276,871	8,002
*	Clean Harbors Inc.	142,478	7,916
	Kaydon Corp.	207,683	7,809
	Knight Transportation Inc.	362,126	7,637
	HNI Corp.	281,682	7,501
	AO Smith Corp.	141,369	7,432
*,^ SunPower Corp. Class A		392,193	7,412
*	US Airways Group Inc.	1,006,786	7,400
*	Avis Budget Group Inc.	637,016	7,326
	Triumph Group Inc.	103,448	7,251
*	JetBlue Airways Corp.	1,288,117	7,188
*	Orbital Sciences Corp.	355,145	6,751
	Simpson Manufacturing Co. Inc.	240,775	6,684
*	Middleby Corp.	115,125	6,630
*	HUB Group Inc. Class A	236,780	6,625
*	Insituform Technologies Inc. Class A	242,928	6,464
*	EnerSys	260,634	6,427
*	Geo Group Inc.	321,532	6,373
	Werner Enterprises Inc.	273,619	6,340
	Herman Miller Inc.	349,228	6,307
	Granite Construction Inc.	208,572	6,303
	HEICO Corp.	121,623	6,271
	Mueller Industries Inc.	233,550	6,257
	Deluxe Corp.	318,102	6,178
	ABM Industries Inc.	290,352	6,155
	Briggs & Stratton Corp.	310,505	6,055
*	AAR Corp.	243,696	6,049
	Healthcare Services Group Inc.	269,735	6,039
	Rollins Inc.	272,638	5,911

Applied Industrial Technologies Inc.	233,192	5,795
* Old Dominion Freight Line Inc.	173,544	5,795
* SYKES Enterprises Inc.	249,801	5,705
Corporate Executive Board Co.	213,375	5,674
Watts Water Technologies Inc. Class A	182,083	5,656
* Dollar Thrifty Automotive Group Inc.	171,408	5,507
* Resources Connection Inc.	285,419	5,471
* Allegiant Travel Co. Class A	93,669	5,420
* Beacon Roofing Supply Inc.	283,308	5,420
Heartland Express Inc.	326,502	5,387
* CoStar Group Inc.	127,668	5,301
* II-VI Inc.	155,803	5,272
Barnes Group Inc.	270,637	5,264
Mine Safety Appliances Co.	187,597	5,245
ESCO Technologies Inc.	164,085	5,220
* Korn/Ferry International	286,168	5,051
* Atlas Air Worldwide Holdings Inc.	94,744	5,026
Skywest Inc.	348,354	4,974
Otter Tail Corp.	223,702	4,912
Robbins & Myers Inc.	205,524	4,896
Forward Air Corp.	179,963	4,733
Arkansas Best Corp.	157,137	4,695
* Armstrong World Industries Inc.	128,116	4,652
Universal Forest Products Inc.	119,772	4,614
Mueller Water Products Inc. Class A	963,939	4,608
Franklin Electric Co. Inc.	143,345	4,299
* RBC Bearings Inc.	134,744	4,294
* TrueBlue Inc.	274,716	4,258
* AirTran Holdings Inc.	836,272	4,248
American Science & Engineering Inc.	55,859	4,185
* MasTec Inc.	331,813	4,184
Interface Inc. Class A	349,643	4,049
Kaman Corp.	160,715	4,019
* Macquarie Infrastructure Co. LLC	282,763	3,908
Quanex Building Products Corp.	236,327	3,906
* Interline Brands Inc.	203,452	3,894
* Navigant Consulting Inc.	310,546	3,767
Albany International Corp.	172,031	3,704
* Genco Shipping & Trading Ltd.	172,868	3,649
* EnPro Industries Inc.	125,298	3,644
McGrath Rentcorp	148,632	3,601
Ameron International Corp.	57,242	3,600
Badger Meter Inc.	93,357	3,595
* Ceradyne Inc.	158,011	3,585
* Astec Industries Inc.	123,118	3,565
* Chart Industries Inc.	177,756	3,555
CIRCOR International Inc.	106,758	3,545
* Tutor Perini Corp.	161,529	3,513
* United Rentals Inc.	373,607	3,504
* GeoEye Inc.	118,341	3,491
* SunPower Corp. Class B	208,266	3,486
Cubic Corp.	96,245	3,465
* Mobile Mini Inc.	223,534	3,463
* Griffon Corp.	275,502	3,433
* DigitalGlobe Inc.	120,110	3,357
Knoll Inc.	291,227	3,276
* Layne Christensen Co.	121,959	3,258
Lindsay Corp.	77,925	3,227

	Tennant Co.	116,931	3,203
	Steelcase Inc. Class A	482,671	3,123
*	Advisory Board Co.	97,013	3,056
*	Kforce Inc.	200,837	3,055
	John Bean Technologies Corp.	173,856	3,049
*	Orion Marine Group Inc.	167,315	3,020
	G&K Services Inc. Class A	116,605	3,018
*	Cenveo Inc.	346,599	3,002
	EnergySolutions Inc.	465,671	2,994
	Comfort Systems USA Inc.	239,326	2,989
	Heidrick & Struggles International Inc.	106,016	2,972
	Raven Industries Inc.	100,378	2,960
	Administaff Inc.	138,217	2,950
*	Kelly Services Inc. Class A	175,080	2,917
*	Consolidated Graphics Inc.	69,371	2,873
*	Stanley Inc.	100,690	2,849
	Bowne & Co. Inc.	250,477	2,795
	Federal Signal Corp.	309,765	2,791
	Apogee Enterprises Inc.	174,922	2,766
	Seaboard Corp.	2,093	2,719
*	Huron Consulting Group Inc.	133,742	2,715
	AZZ Inc.	78,358	2,652
*	SFN Group Inc.	330,828	2,650
	Viad Corp.	127,958	2,630
*	ACCO Brands Corp.	343,269	2,629
*	Rush Enterprises Inc. Class A	198,404	2,621
*	EnerNOC Inc.	88,206	2,618
	Ennis Inc.	160,359	2,609
*	Force Protection Inc.	426,729	2,569
	NACCO Industries Inc. Class A	34,371	2,549
*	Blount International Inc.	243,162	2,519
*	Exponent Inc.	87,905	2,507
	Encore Wire Corp.	118,619	2,467
*	Amerco Inc.	45,429	2,466
*	Taser International Inc.	416,598	2,441
*	Aerovironment Inc.	93,001	2,428
*	M&F Worldwide Corp.	79,044	2,419
*	Gibraltar Industries Inc.	188,044	2,371
*,^ A123 Systems Inc.		172,261	2,367
	Gorman-Rupp Co.	91,710	2,333
*	School Specialty Inc.	102,025	2,317
*	Vicor Corp.	164,685	2,274
*	Argon ST Inc.	84,743	2,255
*,^ Energy Conversion Devices Inc.		284,155	2,225
*	Colfax Corp.	184,826	2,175
*	Hawaiian Holdings Inc.	292,615	2,157
*	ATC Technology Corp.	125,088	2,147
	AAON Inc.	94,768	2,144
*	Dycom Industries Inc.	241,078	2,114
	FreightCar America Inc.	87,020	2,102
*	Altra Holdings Inc.	152,762	2,097
	Tredegar Corp.	122,507	2,092
*	American Reprographics Co.	232,025	2,081
	Sun Hydraulics Corp.	79,281	2,060
	Standex International Corp.	79,659	2,053
*	CBIZ Inc.	310,331	2,039
	Cascade Corp.	62,238	2,005
*	MYR Group Inc.	121,971	1,989

*	GenCorp Inc.	345,257	1,989
*	Polypore International Inc.	112,540	1,965
	TAL International Group Inc.	97,196	1,942
	Titan International Inc.	221,044	1,930
*	Columbus McKinnon Corp.	121,446	1,927
*	American Commercial Lines Inc.	76,775	1,927
*	Team Inc.	116,132	1,927
*	Marten Transport Ltd.	97,274	1,917
*	LB Foster Co. Class A	65,340	1,888
*	Trex Co. Inc.	85,262	1,815
*	KAR Auction Services Inc.	120,200	1,810
*	K-Tron International Inc.	11,979	1,796
	Applied Signal Technology Inc.	91,030	1,782
*	US Ecology Inc.	110,698	1,782
*	COMSYS IT Partners Inc.	100,634	1,759
*	Powell Industries Inc.	53,732	1,748
*	DynCorp International Inc. Class A	148,826	1,710
*	On Assignment Inc.	239,448	1,707
*	Michael Baker Corp.	49,508	1,707
*	Ladish Co. Inc.	83,406	1,681
*,^ Microvision Inc.		590,909	1,666
	Diamond Management & Technology Consultants Inc. Class A	209,860	1,647
	HEICO Corp. Class A	41,440	1,644
*	APAC Customer Services Inc.	283,642	1,631
	American Woodmark Corp.	82,942	1,608
*	3D Systems Corp.	116,628	1,592
*	Celadon Group Inc.	113,233	1,578
	Ampco-Pittsburgh Corp.	63,512	1,576
	Houston Wire & Cable Co.	135,358	1,567
*	CRA International Inc.	68,286	1,565
*,^ Eagle Bulk Shipping Inc.		293,712	1,560
*	Herley Industries Inc.	105,292	1,544
	Great Lakes Dredge & Dock Corp.	285,396	1,498
	Dynamic Materials Corp.	92,834	1,450
*	Furmanite Corp.	277,735	1,441
*	Kadant Inc.	99,452	1,433
*	H&E Equipment Services Inc.	132,745	1,431
	CDI Corp.	97,319	1,427
*	Pacer International Inc.	234,746	1,413
	Horizon Lines Inc. Class A	257,717	1,402
*	ICF International Inc.	55,834	1,387
*	Cornell Cos. Inc.	73,764	1,351
	Kimball International Inc. Class B	193,994	1,348
*,^ Capstone Turbine Corp.		1,059,735	1,346
*	Northwest Pipe Co.	60,626	1,325
*,^ Evergreen Solar Inc.		1,169,738	1,322
*	USA Truck Inc.	81,732	1,321
*	Satcon Technology Corp.	542,606	1,319
*	Pinnacle Airlines Corp.	176,047	1,308
*	LMI Aerospace Inc.	70,014	1,301
	Graham Corp.	72,200	1,299
	Schawk Inc. Class A	70,966	1,287
*	Sterling Construction Co. Inc.	81,601	1,283
*	Wabash National Corp.	182,235	1,277
*	Republic Airways Holdings Inc.	213,063	1,261
	Ducommun Inc.	58,908	1,238
*	Advanced Battery Technologies Inc.	305,619	1,192
*	FuelCell Energy Inc.	422,192	1,191

*	PRGX Global Inc.	202,428	1,188
*	UQM Technologies Inc.	282,117	1,188
*	RailAmerica Inc.	100,200	1,182
	International Shipholding Corp.	40,063	1,177
*	Volt Information Sciences Inc.	114,759	1,172
	Aceto Corp.	191,634	1,157
*	Standard Parking Corp.	69,024	1,133
*	RSC Holdings Inc.	142,349	1,133
*	Lydall Inc.	144,167	1,132
*,^ Ener1 Inc.		239,011	1,131
*	Tecumseh Products Co. Class A	91,654	1,125
*	Air Transport Services Group Inc.	328,135	1,106
	Insteel Industries Inc.	103,178	1,103
*	Innerworkings Inc.	207,408	1,079
*	Sauer-Danfoss Inc.	79,671	1,058
*	Greenbrier Cos. Inc.	95,109	1,047
*	Pike Electric Corp.	111,921	1,043
*	Willis Lease Finance Corp.	64,420	1,017
*	Dynamex Inc.	56,040	964
*	GT Solar International Inc.	176,115	921
*	PAM Transportation Services Inc.	66,912	917
*,^ Energy Recovery Inc.		144,386	910
*	Broadwind Energy Inc.	203,140	908
*	NN Inc.	163,419	899
*	Park-Ohio Holdings Corp.	99,625	876
	VSE Corp.	21,206	873
*	PMFG Inc.	65,684	869
	Met-Pro Corp.	88,528	868
	Miller Industries Inc.	68,310	849
*	Saia Inc.	61,150	849
*	Universal Truckload Services Inc.	47,823	841
*	Metalico Inc.	136,183	816
*	Casella Waste Systems Inc. Class A	161,378	812
*	Franklin Covey Co.	101,383	805
*	Flow International Corp.	264,046	795
*	Hill International Inc.	133,215	777
	LSI Industries Inc.	113,776	776
*	Fuel Tech Inc.	94,566	758
	SIFCO Industries Inc.	44,385	758
*	Commercial Vehicle Group Inc.	106,409	758
*	United Capital Corp.	31,463	746
	Virco Manufacturing	188,009	716
	Standard Register Co.	133,822	716
*	Builders FirstSource Inc.	226,433	713
*	Allied Defense Group Inc.	98,735	712
*	CPI Aerostructures Inc.	87,765	708
*	NCI Building Systems Inc.	61,600	680
*	BTU International Inc.	111,167	679
	Twin Disc Inc.	55,333	676
*	CAI International Inc.	54,484	671
	American Railcar Industries Inc.	54,745	666
*	GP Strategies Corp.	79,060	661
*,^ Ocean Power Technologies Inc.		93,376	660
*	Innovative Solutions & Support Inc.	103,249	650
	Multi-Color Corp.	52,696	631
*	PowerSecure International Inc.	80,000	630
*	Magnetek Inc.	371,623	624
*	Astronics Corp.	62,613	614

*	DXP Enterprises Inc.	47,876	611
	Hardinge Inc.	67,663	609
*	Perma-Fix Environmental Services	269,020	603
	Todd Shipyards Corp.	36,141	594
*	Titan Machinery Inc.	42,830	586
*	AT Cross Co. Class A	137,076	570
	Preformed Line Products Co.	14,733	562
*	LaBarge Inc.	50,508	558
*	Hurco Cos. Inc.	32,771	552
	Barrett Business Services Inc.	40,572	550
*	Hudson Technologies Inc.	208,850	543
*	Hudson Highland Group Inc.	122,933	541
*	Trimas Corp.	82,214	534
*	Coleman Cable Inc.	107,172	529
*	Patriot Transportation Holding Inc.	6,178	522
*	Ceco Environmental Corp.	142,337	518
*	Integrated Electrical Services Inc.	91,324	516
*	Key Technology Inc.	37,386	514
*	Odyssey Marine Exploration Inc.	380,758	499
	Alamo Group Inc.	23,467	469
*	Spherix Inc.	333,416	463
*,^ C&D Technologies Inc.		276,125	442
*	BlueLinx Holdings Inc.	114,650	437
*,^ Valence Technology Inc.		509,298	433
*	Argan Inc.	33,073	430
	Lawson Products Inc.	25,541	395
	Ecology and Environment Inc.	27,906	391
*	LECG Corp.	131,205	391
*	Mistras Group Inc.	38,641	386
	LS Starrett Co. Class A	36,454	377
	Eastern Co.	27,793	376
*	Plug Power Inc.	543,009	376
*	WCA Waste Corp.	70,553	359
*	Quality Distribution Inc.	58,332	352
*	Protection One Inc.	30,523	349
*	Orion Energy Systems Inc.	67,387	330
*	Supreme Industries Inc. Class A	120,885	319
*,^ Beacon Power Corp.		700,639	315
*	Ultralife Corp.	77,798	312
*	Allied Motion Technologies Inc.	85,397	307
*	Intersections Inc.	73,428	304
*	Peco II Inc.	50,920	296
*,^ Akeena Solar Inc.		278,253	292
*	Gencor Industries Inc.	36,591	275
	Chase Corp.	20,789	262
*	Mfri Inc.	39,271	262
*,^ Hoku Corp.		96,878	250
*,^ Document Security Systems Inc.		64,036	249
*	Baldwin Technology Co.	206,023	247
*	US Home Systems Inc.	88,763	246
*	Spire Corp.	60,921	239
*	Applied Energetics Inc.	302,745	235
	Providence and Worcester Railroad Co.	19,800	230
	Omega Flex Inc.	20,908	220
*	Active Power Inc.	267,873	217
*	Comforce Corp.	172,623	203
*,^ Arotech Corp.		118,858	196
*	YRC Worldwide Inc.	357,157	194

*	Amrep Corp.	12,689	184
*	TRC Cos. Inc.	59,427	174
*	Energy Focus Inc.	152,346	172
*	Covenant Transportation Group Inc. Class A	28,276	171
	Superior Uniform Group Inc.	15,754	152
*	Thermadyne Holdings Corp.	20,084	147
*	Frozen Food Express Industries	36,816	144
*	Tecumseh Products Co. Class B	11,900	141
*	Innovaro Inc.	32,134	132
*	North American Galvanizing & Coating Inc.	22,100	123
*	Innotrac Corp.	74,579	118
*	Competitive Technologies Inc.	86,422	109
*	American Electric Technologies Inc.	36,928	102
*	Sypris Solutions Inc.	28,772	96
*	LGL Group Inc.	16,300	90
*,^ Ascent Solar Technologies Inc.		23,117	89
*	PGT Inc.	40,387	73
*	Rush Enterprises Inc. Class B	5,550	68
*	DayStar Technologies Inc.	202,967	61
*	Rand Logistics Inc.	10,921	56
*	Lime Energy Co.	11,100	51
*	Lightbridge Corp.	4,700	38
*	Xerium Technologies Inc.	46,131	33
	Hubbell Inc. Class A	500	25
*	TeamStaff Inc.	17,157	18
*	ExpressJet Holdings Inc.	2,092	8
*	Heritage-Crystal Clean Inc.	403	5
	Servotronics Inc.	500	4
*	Xenonics Holdings Inc.	1,175	1
*	Versar Inc.	200	1
*	Kaiser Ventures LLC Class A	36,800	—
			2,069,550
Information Technology (15.6%)
*	Cree Inc.	656,479	46,098
	Activision Blizzard Inc.	3,470,898	41,859
	Maxim Integrated Products Inc.	1,890,938	36,665
*	F5 Networks Inc.	495,079	30,452
*	Lam Research Corp.	794,582	29,654
*	Avnet Inc.	944,602	28,338
*	ANSYS Inc.	555,175	23,950
*	Rovi Corp.	644,493	23,930
*	Nuance Communications Inc.	1,432,874	23,843
*	Sybase Inc.	509,833	23,768
*	Equinix Inc.	243,234	23,676
	Global Payments Inc.	506,188	23,057
*	Arrow Electronics Inc.	748,006	22,537
	Lender Processing Services Inc.	592,613	22,371
*	Trimble Navigation Ltd.	751,893	21,594
*	VMware Inc. Class A	401,420	21,396
*	ON Semiconductor Corp.	2,655,835	21,247
*	Alliance Data Systems Corp.	326,234	20,876
*	Hewitt Associates Inc. Class A	519,801	20,678
*	Synopsys Inc.	910,382	20,365
*	Dolby Laboratories Inc. Class A	327,784	19,231
	Factset Research Systems Inc.	260,239	19,094
*	3Com Corp.	2,449,461	18,836
*	Itron Inc.	250,733	18,196

*	Ingram Micro Inc.	1,022,027	17,937
	Broadridge Financial Solutions Inc.	833,452	17,819
*	Skyworks Solutions Inc.	1,090,256	17,008
	Solera Holdings Inc.	435,026	16,814
*	AOL Inc.	661,814	16,731
*	CommScope Inc.	585,946	16,418
*	Atheros Communications Inc.	419,882	16,254
*	MICROS Systems Inc.	494,255	16,251
*	Polycom Inc.	522,242	15,970
*	Brocade Communications Systems Inc.	2,752,646	15,718
*	Varian Semiconductor Equipment Associates Inc.	460,236	15,243
*	Informatica Corp.	559,725	15,034
*	Rambus Inc.	658,905	14,397
*	Atmel Corp.	2,834,801	14,259
*	NCR Corp.	994,975	13,731
*	IAC/InterActiveCorp	601,418	13,676
*	Silicon Laboratories Inc.	285,461	13,608
*	Tech Data Corp.	315,743	13,230
*	Parametric Technology Corp.	727,390	13,129
	Diebold Inc.	411,451	13,068
*	PMC - Sierra Inc.	1,421,661	12,681
*,^ WebMD Health Corp.		272,307	12,630
	Jack Henry & Associates Inc.	524,348	12,616
*	Vishay Intertechnology Inc.	1,165,291	11,921
	National Instruments Corp.	354,802	11,833
*	TiVo Inc.	678,792	11,621
	Intersil Corp. Class A	767,038	11,321
*	Cypress Semiconductor Corp.	984,311	11,320
*	TIBCO Software Inc.	1,035,900	11,177
*	Cadence Design Systems Inc.	1,667,703	11,107
*	Concur Technologies Inc.	266,549	10,931
*	Zebra Technologies Corp.	367,241	10,870
*	Veeco Instruments Inc.	243,190	10,579
*	International Rectifier Corp.	440,951	10,098
	DST Systems Inc.	239,851	9,942
*	Riverbed Technology Inc.	346,970	9,854
	Plantronics Inc.	307,286	9,612
*	Convergys Corp.	767,827	9,414
*	Arris Group Inc.	782,626	9,399
*	Unisys Corp.	263,897	9,207
	ADTRAN Inc.	349,398	9,207
*	VeriFone Holdings Inc.	454,399	9,183
*	CACI International Inc. Class A	187,839	9,176
*	Plexus Corp.	247,045	8,901
*	Netlogic Microsystems Inc.	302,178	8,893
*	Microsemi Corp.	512,575	8,888
*	Acxiom Corp.	493,772	8,858
*	Ciena Corp.	572,891	8,731
*	Gartner Inc.	386,857	8,604
*	Blackboard Inc.	204,522	8,520
*	Anixter International Inc.	179,107	8,391
*	Benchmark Electronics Inc.	402,470	8,347
*	RF Micro Devices Inc.	1,674,953	8,341
*	Fairchild Semiconductor International Inc. Class A	775,864	8,263
*,^ Viasat Inc.		235,348	8,145
*	Sanmina-SCI Corp.	491,218	8,105
*	Progress Software Corp.	252,690	7,942
*	Blue Coat Systems Inc.	255,218	7,922

*	Rackspace Hosting Inc.	421,462	7,894
*	Cybersource Corp.	437,615	7,720
*	Tekelec	421,271	7,650
	Fair Isaac Corp.	297,490	7,538
*	InterDigital Inc.	269,418	7,506
*	Digital River Inc.	239,970	7,271
*	Ariba Inc.	561,288	7,213
*	Wright Express Corp.	238,489	7,183
	Blackbaud Inc.	276,354	6,961
*	Quest Software Inc.	389,668	6,932
	Power Integrations Inc.	167,674	6,908
*	Cymer Inc.	183,100	6,830
*	Mantech International Corp. Class A	139,083	6,791
*	Semtech Corp.	385,549	6,720
*	Emulex Corp.	504,494	6,700
*	TriQuint Semiconductor Inc.	951,705	6,662
	MAXIMUS Inc.	109,298	6,660
*	j2 Global Communications Inc.	282,467	6,610
	Sapient Corp.	720,704	6,587
*	Integrated Device Technology Inc.	1,028,567	6,305
*	Tessera Technologies Inc.	309,087	6,268
*	Taleo Corp. Class A	238,064	6,168
*	Finisar Corp.	390,400	6,133
*	JDA Software Group Inc.	220,398	6,131
*	Websense Inc.	268,785	6,120
*	MKS Instruments Inc.	307,531	6,025
*	Hittite Microwave Corp.	133,858	5,886
*	Euronet Worldwide Inc.	317,544	5,852
*	Cavium Networks Inc.	231,837	5,763
*,^ Synaptics Inc.		208,350	5,753
*	Amkor Technology Inc.	807,376	5,708
	Earthlink Inc.	664,012	5,671
*	Netgear Inc.	216,485	5,650
*	CommVault Systems Inc.	263,763	5,631
*	Comtech Telecommunications Corp.	175,524	5,615
*	SRA International Inc. Class A	269,392	5,601
*	Cabot Microelectronics Corp.	146,848	5,555
*	FormFactor Inc.	308,776	5,484
*	Omnivision Technologies Inc.	317,567	5,456
*	Checkpoint Systems Inc.	244,464	5,408
*	FEI Co.	235,939	5,405
*	ValueClick Inc.	519,704	5,270
*	Lawson Software Inc.	793,810	5,247
*	GSI Commerce Inc.	188,952	5,228
*	Littelfuse Inc.	136,445	5,186
*	Aruba Networks Inc.	373,270	5,099
*	Ultimate Software Group Inc.	153,236	5,049
*,^ Take-Two Interactive Software Inc.		511,032	5,034
*	Mentor Graphics Corp.	617,411	4,952
*	Diodes Inc.	218,635	4,897
*	Monolithic Power Systems Inc.	218,425	4,871
*	EchoStar Corp. Class A	239,002	4,847
*	MicroStrategy Inc. Class A	56,934	4,843
*	Scansource Inc.	164,984	4,748
*	CSG Systems International Inc.	220,561	4,623
	Cognex Corp.	247,551	4,577
*	SolarWinds Inc.	209,472	4,537
*	SuccessFactors Inc.	237,259	4,517

*	Infinera Corp.	527,866	4,497
*	Sonus Networks Inc.	1,702,566	4,444
*	ADC Telecommunications Inc.	605,276	4,425
*	Intermec Inc.	309,488	4,389
*	Coherent Inc.	136,582	4,365
	AVX Corp.	306,535	4,353
*	ACI Worldwide Inc.	211,048	4,350
*	Advent Software Inc.	97,188	4,349
	Heartland Payment Systems Inc.	232,970	4,333
*	DealerTrack Holdings Inc.	250,828	4,284
*	L-1 Identity Solutions Inc.	470,058	4,198
*	DG FastChannel Inc.	128,759	4,114
*	Rofin-Sinar Technologies Inc.	181,697	4,110
*	Insight Enterprises Inc.	284,728	4,089
*	Entegris Inc.	806,926	4,067
*	Netezza Corp.	311,765	3,987
	United Online Inc.	530,443	3,968
*	Art Technology Group Inc.	898,898	3,964
*	Volterra Semiconductor Corp.	156,654	3,932
*,^ Palm Inc.		1,037,470	3,901
*	SYNNEX Corp.	129,817	3,837
*	SAVVIS Inc.	230,884	3,810
*	Harmonic Inc.	602,246	3,800
*	ATMI Inc.	195,911	3,783
*	DTS Inc.	108,698	3,700
	Park Electrochemical Corp.	128,720	3,699
*	Manhattan Associates Inc.	140,440	3,578
*	TNS Inc.	159,689	3,561
	Pegasystems Inc.	95,995	3,552
*	Oclaro Inc.	1,287,496	3,541
*	Brooks Automation Inc.	400,844	3,535
*	Applied Micro Circuits Corp.	408,854	3,528
*	Quantum Corp.	1,338,090	3,519
*	Zoran Corp.	324,108	3,487
*	Advanced Energy Industries Inc.	206,128	3,413
*	Cirrus Logic Inc.	406,612	3,411
*	TeleTech Holdings Inc.	199,653	3,410
	Black Box Corp.	108,876	3,349
*	Ixia	354,609	3,287
*	Brightpoint Inc.	436,283	3,285
*	Electronics for Imaging Inc.	278,996	3,245
*	Standard Microsystems Corp.	139,249	3,242
*	Tyler Technologies Inc.	172,750	3,237
*	Netscout Systems Inc.	214,815	3,177
*	Kulicke & Soffa Industries Inc.	435,293	3,156
*	OSI Systems Inc.	110,400	3,097
*	Lattice Semiconductor Corp.	842,868	3,093
*	Acme Packet Inc.	160,168	3,088
	Syntel Inc.	80,013	3,078
*	Stratasys Inc.	125,360	3,056
*	Radiant Systems Inc.	212,811	3,037
	MTS Systems Corp.	103,965	3,018
*	EPIQ Systems Inc.	242,685	3,017
	Micrel Inc.	281,300	2,999
*,^ Ebix Inc.		187,570	2,995
*	THQ Inc.	424,526	2,976
*	Cogent Inc.	289,651	2,954
*	SonicWALL Inc.	337,074	2,929

*	Rogers Corp.	98,519	2,858
*	Terremark Worldwide Inc.	405,463	2,842
*	Newport Corp.	225,255	2,816
*	Constant Contact Inc.	120,734	2,803
*	Forrester Research Inc.	92,719	2,788
*	Bottomline Technologies Inc.	163,120	2,745
*	Epicor Software Corp.	285,527	2,730
*	FARO Technologies Inc.	105,735	2,723
*	RealNetworks Inc.	552,772	2,670
*	Power-One Inc.	631,264	2,664
*	Super Micro Computer Inc.	153,800	2,658
*	ArcSight Inc.	92,628	2,607
*	UTStarcom Inc.	918,520	2,563
*	RightNow Technologies Inc.	143,347	2,560
*	comScore Inc.	150,373	2,510
	NIC Inc.	318,718	2,508
*	LTX-Credence Corp.	826,585	2,505
*	Compellent Technologies Inc.	141,397	2,482
*	Synchronoss Technologies Inc.	127,329	2,466
*	Infospace Inc.	223,198	2,466
*,^ Switch & Data Facilities Co. Inc.		138,277	2,456
*	Sourcefire Inc.	106,443	2,443
*	Aviat Networks Inc.	368,053	2,440
*	Adaptec Inc.	741,219	2,424
*	Avid Technology Inc.	175,804	2,423
*	ModusLink Global Solutions Inc.	286,032	2,411
*	TTM Technologies Inc.	270,179	2,399
*,^ STEC Inc.		200,264	2,399
*	Electro Scientific Industries Inc.	186,617	2,391
	CTS Corp.	252,023	2,374
	Sycamore Networks Inc.	118,038	2,374
	Methode Electronics Inc.	237,986	2,356
*	Universal Display Corp.	193,509	2,278
*	Oplink Communications Inc.	122,839	2,277
*	Actel Corp.	163,038	2,258
*	Global Cash Access Holdings Inc.	273,044	2,231
*	Mercury Computer Systems Inc.	159,088	2,183
*	Supertex Inc.	82,440	2,110
*	Echelon Corp.	234,968	2,108
*	Intevac Inc.	152,232	2,104
*	Perficient Inc.	186,539	2,102
*	Ultratech Inc.	154,423	2,100
*	Vocus Inc.	122,138	2,082
*	Move Inc.	990,564	2,070
*	Imation Corp.	186,932	2,058
*	Kenexa Corp.	147,100	2,023
*	Maxwell Technologies Inc.	163,216	2,022
*	LivePerson Inc.	262,703	2,015
*	Sigma Designs Inc.	170,989	2,006
	Cohu Inc.	143,109	1,971
*	Multi-Fineline Electronix Inc.	75,874	1,955
*	Exar Corp.	272,991	1,925
*	Mattson Technology Inc.	416,342	1,924
	Agilysys Inc.	171,333	1,914
	Opnet Technologies Inc.	118,214	1,906
*	Integrated Silicon Solution Inc.	178,057	1,879
*	Loral Space & Communications Inc.	53,292	1,872
*	Lionbridge Technologies Inc.	515,285	1,870

*	ExlService Holdings Inc.	111,973	1,868
*	Internet Capital Group Inc.	220,669	1,865
	iGate Corp.	191,134	1,860
*	Silicon Storage Technology Inc.	605,388	1,840
*	Extreme Networks	596,814	1,832
	Daktronics Inc.	239,201	1,823
*	TeleCommunication Systems Inc. Class A	248,579	1,822
*	Entropic Communications Inc.	356,735	1,812
*	SMART Modular Technologies WWH Inc.	234,067	1,805
*	3PAR Inc.	176,738	1,767
*	Anadigics Inc.	359,607	1,748
*	LoopNet Inc.	154,428	1,736
*	Pericom Semiconductor Corp.	161,039	1,725
*	S1 Corp.	292,315	1,725
*	Silicon Image Inc.	563,112	1,701
*	DivX Inc.	237,378	1,700
*	Anaren Inc.	117,957	1,680
*	Interactive Intelligence Inc.	88,782	1,659
*	IPG Photonics Corp.	112,098	1,659
*	Internap Network Services Corp.	295,724	1,656
*	Smith Micro Software Inc.	185,090	1,636
*	Actuate Corp.	292,040	1,633
*	IXYS Corp.	189,020	1,614
*	Rudolph Technologies Inc.	187,796	1,609
*	EMS Technologies Inc.	96,851	1,608
*	Silicon Graphics International Corp.	149,788	1,601
*	Kopin Corp.	421,140	1,558
*	Photronics Inc.	301,607	1,535
*	Sonic Solutions Inc.	162,005	1,518
*	NVE Corp.	32,988	1,494
*	DSP Group Inc.	179,233	1,493
*	Ciber Inc.	393,357	1,471
*	Digi International Inc.	137,749	1,466
*	Knot Inc.	187,017	1,462
*	infoGROUP Inc.	184,285	1,437
*	MoneyGram International Inc.	377,257	1,437
*	Presstek Inc.	317,961	1,424
*	VASCO Data Security International Inc.	169,590	1,399
*	Integral Systems Inc.	144,700	1,393
	Keynote Systems Inc.	120,919	1,377
*	Mindspeed Technologies Inc.	171,865	1,377
*	Seachange International Inc.	189,514	1,361
*	MIPS Technologies Inc. Class A	302,087	1,347
*	Comverge Inc.	118,919	1,345
*	Novatel Wireless Inc.	197,484	1,329
	Cass Information Systems Inc.	42,002	1,308
	Technitrol Inc.	242,270	1,279
*	Stamps.com Inc.	126,651	1,279
*	support.com Inc.	389,931	1,275
	Renaissance Learning Inc.	78,359	1,272
*	Symmetricom Inc.	217,870	1,270
*	Symyx Technologies Inc.	279,843	1,257
	Electro Rent Corp.	94,277	1,238
*	Network Equipment Technologies Inc.	224,220	1,235
*,^ Wave Systems Corp. Class A		304,698	1,219
*	KVH Industries Inc.	92,340	1,218
*	Saba Software Inc.	243,408	1,205
*	Internet Brands Inc. Class A	130,204	1,200

*	MoSys Inc.	297,526	1,193
*	Radisys Corp.	131,041	1,174
*	Techwell Inc.	61,200	1,144
*	iGO Inc.	558,045	1,122
*	Local.com Corp.	167,717	1,119
*	Zix Corp.	483,117	1,116
*	Measurement Specialties Inc.	74,018	1,089
*	Conexant Systems Inc.	316,713	1,077
*,^ Rubicon Technology Inc.		53,175	1,074
*	Ultra Clean Holdings	125,697	1,071
*	Chordiant Software Inc.	211,121	1,070
*	Hughes Communications Inc.	38,356	1,068
*	Globecomm Systems Inc.	137,838	1,060
*	AXT Inc.	332,247	1,060
*	Computer Task Group Inc.	144,944	1,051
*	Hypercom Corp.	269,962	1,042
	Marchex Inc. Class B	203,780	1,041
*	Cray Inc.	174,128	1,036
*	Spectrum Control Inc.	87,445	1,022
*	Virage Logic Corp.	129,632	1,019
*	Fortinet Inc.	57,600	1,013
*	NetSuite Inc.	68,754	1,000
*	Zygo Corp.	107,878	996
*	NCI Inc. Class A	32,720	989
*	FalconStor Software Inc.	283,304	986
*	PLATO Learning Inc.	172,722	960
*	Hutchinson Technology Inc.	153,706	959
*	Openwave Systems Inc.	415,300	955
*	Transact Technologies Inc.	131,201	955
	Keithley Instruments Inc.	143,491	947
*	GSE Systems Inc.	173,767	940
*	PROS Holdings Inc.	94,868	937
*	Dynamics Research Corp.	83,122	937
*	Limelight Networks Inc.	254,633	932
*	Network Engines Inc.	496,470	928
*	Bitstream Inc. Class A	114,428	915
	American Software Inc. Class A	156,093	907
	Bel Fuse Inc. Class B	44,557	898
*	Gerber Scientific Inc.	144,311	896
*	ActivIdentity Corp.	309,436	879
*	Microtune Inc.	321,372	877
*	Occam Networks Inc.	133,187	874
*	Pervasive Software Inc.	170,783	864
*	Nanometrics Inc.	90,730	860
*	Hackett Group Inc.	302,746	842
*	LaserCard Corp.	133,324	839
*	White Electronic Designs Corp.	118,941	833
*	DDi Corp.	144,978	822
*	Isilon Systems Inc.	94,461	813
	Communications Systems Inc.	61,604	797
*	Innodata Isogen Inc.	196,497	796
*	Monotype Imaging Holdings Inc.	80,925	787
*	Amtech Systems Inc.	77,721	784
*	Data I/O Corp.	169,876	783
*	LogMeIn Inc.	37,734	781
*	Immersion Corp.	156,088	780
*	Callidus Software Inc.	212,098	770
*	SRS Labs Inc.	77,319	769

*	Peerless Systems Corp.	280,014	764
*	BigBand Networks Inc.	214,036	756
*	Airvana Inc.	97,843	749
*	Trident Microsystems Inc.	429,846	748
*	Double-Take Software Inc.	83,311	742
*	Liquidity Services Inc.	64,049	739
*	DemandTec Inc.	104,319	725
*	StarTek Inc.	103,838	722
*	Information Services Group Inc.	210,952	719
*	Ramtron International Corp.	255,996	717
*	Datalink Corp.	156,985	716
*	NU Horizons Electronics Corp.	222,955	716
	QAD Inc.	136,292	716
*	Powerwave Technologies Inc.	571,402	714
	Mocon Inc.	66,541	710
*	PLX Technology Inc.	134,527	709
*	Evolving Systems Inc.	102,263	706
*	Onvia Inc.	88,003	705
*	Tollgrade Communications Inc.	110,337	694
*	Rimage Corp.	47,954	693
*	Telular Corp.	227,439	691
*	NAPCO Security Technologies Inc.	297,429	684
*	KEY Tronic Corp.	131,723	678
*	ShoreTel Inc.	102,127	675
*	Axcelis Technologies Inc.	403,124	669
*	X-Rite Inc.	214,281	649
*,^ Rosetta Stone Inc.		26,700	635
*	Deltek Inc.	83,023	634
*	Aetrium Inc.	205,836	634
*	Magma Design Automation Inc.	242,155	630
*	Versant Corp.	41,149	621
*	Advanced Analogic Technologies Inc.	177,182	618
*	ORBCOMM Inc.	285,314	613
*	TechTeam Global Inc.	89,934	609
*	Travelzoo Inc.	40,386	606
*	QuickLogic Corp.	208,060	603
*	Phoenix Technologies Ltd.	185,841	598
*	PDF Solutions Inc.	136,887	597
	Ipass Inc.	511,258	588
*,^ Research Frontiers Inc.		207,408	587
*	Tier Technologies Inc. Class B	73,319	584
*	PC Mall Inc.	115,108	582
*	Dice Holdings Inc.	76,344	580
*	Opnext Inc.	243,990	576
*	OpenTable Inc.	14,600	557
*	Performance Technologies Inc.	207,579	552
	TheStreet.com Inc.	148,904	551
*	Aware Inc.	229,403	551
*	Online Resources Corp.	131,315	529
*	Web.com Group Inc.	94,976	518
	Astro-Med Inc.	64,998	496
*	Bell Microproducts Inc.	70,500	492
*,^ Superconductor Technologies Inc.		166,026	488
*	PC-Tel Inc.	76,762	474
*	Geeknet Inc.	316,060	474
	Imergent Inc.	70,269	473
*,^ VirnetX Holding Corp.		97,600	468
*	Unica Corp.	52,057	463

	Mesa Laboratories Inc.	18,022	462
*	Virtusa Corp.	44,476	459
*,^ ICx Technologies Inc.		61,460	428
*	CPI International Inc.	31,980	424
*	Emcore Corp.	342,647	415
*	LRAD Corp.	269,044	414
*	PC Connection Inc.	66,806	414
*	SCM Microsystems Inc.	217,896	414
*	Intellicheck Mobilisa Inc.	184,780	407
*	Cyberoptics Corp.	43,093	402
*	Bsquare Corp.	172,171	399
*	LoJack Corp.	96,443	398
*	Zhone Technologies Inc.	142,009	391
*	Simulations Plus Inc.	211,514	372
*	Insweb Corp.	69,759	363
*	Market Leader Inc.	181,107	362
*	Frequency Electronics Inc.	67,949	359
*	Micronetics Inc.	86,414	347
*	Autobytel Inc.	326,502	343
*	Comarco Inc.	112,532	342
*	Video Display Corp.	63,554	341
*	Dot Hill Systems Corp.	226,620	338
*	Transwitch Corp.	120,275	337
*	EndWave Corp.	121,382	334
*	Optical Cable Corp.	94,361	327
*	Westell Technologies Inc. Class A	228,483	324
*	Reis Inc.	54,774	321
*,^ Parkervision Inc.		180,489	307
*	LeCroy Corp.	61,711	307
*	Pixelworks Inc.	51,396	296
*	FSI International Inc.	76,128	295
*	PAR Technology Corp.	48,052	291
*	CalAmp Corp.	103,189	290
*	Ditech Networks Inc.	165,161	269
*	SS&C Technologies Holdings Inc.	17,500	264
*	Digimarc Corp.	14,816	256
*	ID Systems Inc.	83,802	251
*	Digital Ally Inc.	131,242	243
*	Salary.com Inc.	83,697	243
*	MaxLinear Inc.	13,300	236
*	Cinedigm Digital Cinema Corp. Class A	142,359	231
*	RAE Systems Inc.	278,405	227
*	EF Johnson Technologies Inc.	240,165	224
	Richardson Electronics Ltd.	26,962	214
*	TechTarget Inc.	40,067	210
*	RF Monolithics Inc.	160,383	204
*	Lantronix Inc.	54,334	196
*	Authentidate Holding Corp.	171,651	192
*	Ancestry.com Inc.	11,300	192
*	Planar Systems Inc.	65,214	182
*,^ Calix Inc.		13,500	182
*	Management Network Group Inc.	69,495	180
*	Majesco Entertainment Co.	199,158	177
*	GSI Technology Inc.	33,811	158
*	Tii Network Technologies Inc.	107,178	146
*	Cascade Microtech Inc.	33,500	139
*	AuthenTec Inc.	64,580	139
*	Looksmart Ltd.	132,688	137

*	Hauppauge Digital Inc.	153,081	132
*	TSR Inc.	54,086	124
*,^ Lightpath Technologies Inc. Class A		56,657	123
*	Ikanos Communications Inc.	40,764	122
*	Sonic Foundry Inc.	16,152	122
*	EasyLink Services International Corp. Class A	51,751	122
*	Selectica Inc.	24,332	120
	Newtek Business Services Inc.	91,242	114
*	ePlus Inc.	6,331	111
	Bel Fuse Inc. Class A	5,719	106
*	EDGAR Online Inc.	51,761	95
*	TigerLogic Corp.	27,477	90
*	KIT Digital Inc.	5,700	73
*	Scientific Learning Corp.	14,148	68
*	Mastech Holdings Inc.	12,664	55
*,^ IEC Electronics Corp.		10,064	54
*	Nextwave Wireless Inc.	103,572	49
*	Adept Technology Inc. Class A	8,592	40
*	Relm Wireless Corp.	10,711	40
*	MEMSIC Inc.	11,452	37
*	WebMediaBrands Inc.	34,600	34
*	Digital Angel Corp.	45,625	27
*	Glu Mobile Inc.	26,900	26
*	Unify Corp.	7,700	25
*	Soundbite Communications Inc.	8,674	25
*	MakeMusic Inc.	3,956	23
*	NetSol Technologies Inc.	25,971	23
*	Procera Networks Inc.	54,970	23
*	DRI Corp.	10,555	20
*	Entorian Technologies Inc.	7,752	19
*	Vertro Inc.	42,625	18
*	Inuvo Inc.	61,766	18
*	Guidance Software Inc.	2,929	17
*	Overland Storage Inc.	7,040	16
*	ClearOne Communications Inc.	5,294	16
*	NetList Inc.	4,200	15
*	Numerex Corp. Class A	2,200	10
*	Elixir Gaming Technologies Inc.	35,584	9
*	Globalscape Inc.	5,601	8
*	Rainmaker Systems Inc.	5,216	8
*	eLoyalty Corp.	1,000	6
*	Acorn Energy Inc.	800	5
*	Interphase Corp.	449	1
*	NaviSite Inc.	400	1
*	Conolog Corp.	25	—
*	US Dataworks Inc.	100	—
			2,171,202
Materials (6.4%)
	Mosaic Co.	990,924	60,218
	Lubrizol Corp.	426,306	39,101
	Walter Energy Inc.	331,006	30,542
	Celanese Corp. Class A	899,421	28,647
	Terra Industries Inc.	623,491	28,531
*	Crown Holdings Inc.	1,003,297	27,049
	Ashland Inc.	482,724	25,473
	Albemarle Corp.	572,724	24,415
	Steel Dynamics Inc.	1,346,883	23,530

	Martin Marietta Materials Inc.	279,603	23,361
	Nalco Holding Co.	863,252	21,003
	Reliance Steel & Aluminum Co.	399,787	19,682
	Sonoco Products Co.	624,821	19,238
	Valspar Corp.	625,872	18,451
*	Domtar Corp.	271,248	17,471
	RPM International Inc.	806,615	17,213
	Aptargroup Inc.	422,333	16,619
	Compass Minerals International Inc.	203,690	16,342
	Packaging Corp. of America	643,725	15,842
	Cytec Industries Inc.	303,574	14,189
	Temple-Inland Inc.	668,160	13,651
	Royal Gold Inc.	283,485	13,100
	Scotts Miracle-Gro Co. Class A	281,727	13,058
	Cabot Corp.	408,342	12,414
	Huntsman Corp.	1,023,358	12,331
*	Solutia Inc.	758,274	12,216
	Greif Inc. Class A	213,355	11,717
	Rock-Tenn Co. Class A	241,859	11,022
*	WR Grace & Co.	383,266	10,639
	Commercial Metals Co.	703,951	10,602
	Silgan Holdings Inc.	167,123	10,066
	Carpenter Technology Corp.	272,874	9,987
	Olin Corp.	490,215	9,618
	Sensient Technologies Corp.	305,654	8,882
*	Rockwood Holdings Inc.	314,647	8,376
*	Hecla Mining Co.	1,496,074	8,184
*,^ Intrepid Potash Inc.		256,063	7,766
	NewMarket Corp.	72,709	7,488
	Eagle Materials Inc.	273,914	7,270
*	Coeur d'Alene Mines Corp.	474,664	7,110
*	Louisiana-Pacific Corp.	781,447	7,072
	HB Fuller Co.	303,883	7,053
	Schnitzer Steel Industries Inc.	133,397	7,007
	Worthington Industries Inc.	381,225	6,591
*	OM Group Inc.	191,006	6,471
	Minerals Technologies Inc.	117,138	6,072
*	Allied Nevada Gold Corp.	365,399	6,055
*	Calgon Carbon Corp.	349,798	5,989
*	PolyOne Corp.	579,772	5,937
	Texas Industries Inc.	173,373	5,924
*	RTI International Metals Inc.	188,025	5,703
	Arch Chemicals Inc.	156,643	5,387
	Schweitzer-Mauduit International Inc.	109,794	5,222
*	Century Aluminum Co.	356,080	4,900
*	Ferro Corp.	537,920	4,728
	Balchem Corp.	174,638	4,305
	AMCOL International Corp.	155,629	4,233
	Glatfelter	284,686	4,125
	A Schulman Inc.	162,099	3,967
*	Georgia Gulf Corp.	204,837	3,787
*	Stillwater Mining Co.	284,784	3,697
	Kaiser Aluminum Corp.	95,718	3,692
	Koppers Holdings Inc.	127,931	3,623
*	Clearwater Paper Corp.	70,601	3,477
	Westlake Chemical Corp.	123,589	3,187
*	Horsehead Holding Corp.	268,828	3,183
*	Buckeye Technologies Inc.	240,783	3,149

	Innophos Holdings Inc.	106,692	2,977
	Zep Inc.	135,109	2,956
	Deltic Timber Corp.	67,034	2,953
*	Brush Engineered Materials Inc.	127,129	2,869
	Stepan Co.	47,982	2,682
*	Omnova Solutions Inc.	338,494	2,657
*	Wausau Paper Corp.	306,179	2,615
	Haynes International Inc.	65,110	2,313
*	Spartech Corp.	194,595	2,277
	Myers Industries Inc.	217,084	2,275
	Olympic Steel Inc.	69,448	2,267
*	KapStone Paper and Packaging Corp.	185,641	2,204
*	Boise Inc.	299,215	1,834
*	General Moly Inc.	508,437	1,688
*	US Gold Corp.	624,576	1,686
*	Graphic Packaging Holding Co.	452,113	1,632
*	Zoltek Cos. Inc.	160,263	1,545
*	LSB Industries Inc.	99,855	1,522
	Quaker Chemical Corp.	53,175	1,442
*	Headwaters Inc.	308,020	1,414
	AM Castle & Co.	99,433	1,301
	Neenah Paper Inc.	81,837	1,296
^	Hawkins Inc.	50,406	1,220
	ICO Inc.	143,469	1,159
*	AEP Industries Inc.	40,613	1,057
	American Vanguard Corp.	129,627	1,056
*	US Energy Corp. Wyoming	175,794	1,048
*	Bway Holding Co.	49,562	996
*	Senomyx Inc.	298,724	978
*	ADA-ES Inc.	121,003	968
*	Universal Stainless & Alloy	40,327	967
*	STR Holdings Inc.	40,800	959
	NL Industries Inc.	101,264	869
*	Penford Corp.	79,053	810
^	Great Northern Iron Ore Properties	7,484	733
*	Landec Corp.	105,257	698
*,^ Mercer International Inc.		131,466	693
*	Kraton Performance Polymers Inc.	37,400	668
*	United States Lime & Minerals Inc.	13,315	515
*	Nanophase Technologies Corp.	232,423	442
	Synalloy Corp.	49,964	406
*	Rock of Ages Corp.	91,696	305
*	Mod-Pac Corp.	49,498	294
*	American Pacific Corp.	37,690	257
*,^ Flotek Industries Inc.		170,030	216
*,^ US Concrete Inc.		472,972	180
*	TOR Minerals International Inc.	32,018	145
	KMG Chemicals Inc.	7,000	123
*	WHX Corp.	50,699	123
*	Solitario Exploration & Royalty Corp.	49,600	102
*	Timberline Resources Corp.	57,215	60
*	Clean Diesel Technologies Inc.	4,027	6
			891,408
Telecommunication Services (2.0%)
*	Crown Castle International Corp.	1,563,126	59,758
*	NII Holdings Inc.	1,029,395	42,885
*	SBA Communications Corp. Class A	730,123	26,335

*	tw telecom inc Class A	931,450	16,906
*	Level 3 Communications Inc.	10,246,885	16,600
	Telephone & Data Systems Inc.	422,310	14,295
*	NeuStar Inc. Class A	464,893	11,715
*	Syniverse Holdings Inc.	433,623	8,443
*,^ Clearwire Corp. Class A		1,041,691	7,448
*	Leap Wireless International Inc.	369,907	6,052
*	AboveNet Inc.	112,528	5,709
	Telephone & Data Systems Inc. - Special Common Shares	147,351	4,397
*	Cincinnati Bell Inc.	1,275,516	4,349
*	United States Cellular Corp.	102,974	4,261
*	PAETEC Holding Corp.	786,966	3,683
	Iowa Telecommunications Services Inc.	204,509	3,415
*	Neutral Tandem Inc.	210,206	3,359
	NTELOS Holdings Corp.	186,395	3,316
*	Premiere Global Services Inc.	372,992	3,081
	Shenandoah Telecommunications Co.	156,915	2,950
*	Cogent Communications Group Inc.	276,816	2,882
	Consolidated Communications Holdings Inc.	147,265	2,792
	Atlantic Tele-Network Inc.	59,086	2,655
	Alaska Communications Systems Group Inc.	274,845	2,232
	USA Mobility Inc.	172,725	2,188
*	Cbeyond Inc.	158,732	2,171
*	General Communication Inc. Class A	279,219	1,611
*	8x8 Inc.	703,165	1,034
	HickoryTech Corp.	98,365	869
*	IDT Corp. Class B	126,262	818
*	Kratos Defense & Security Solutions Inc.	57,048	814
*	ICO Global Communications Holdings Ltd.	667,115	800
*	SureWest Communications	84,022	722
	Warwick Valley Telephone Co.	48,561	691
*	Vonage Holdings Corp.	510,940	690
*	XETA Technologies Inc.	174,192	599
*	TerreStar Corp.	348,400	460
*	Globalstar Inc.	248,377	338
*	FiberTower Corp.	67,713	315
*	inContact Inc.	71,934	205
*,^ Clearwire Corp. Rights Exp. 06/21/2010		1,002,120	185
*	Arbinet Corp.	76,460	154
*	Towerstream Corp.	57,650	86
*	Multiband Corp.	33,188	67
*	IDT Corp.	2,456	13
			274,348
Utilities (4.0%)
*	Calpine Corp.	2,154,579	25,618
	National Fuel Gas Co.	503,114	25,432
	MDU Resources Group Inc.	1,172,445	25,301
	NSTAR	667,081	23,628
	OGE Energy Corp.	604,673	23,546
	Alliant Energy Corp.	690,997	22,983
	Energen Corp.	448,203	20,855
	DPL Inc.	748,086	20,341
	AGL Resources Inc.	483,726	18,696
	NV Energy Inc.	1,466,072	18,077
	UGI Corp.	679,458	18,033
	ITC Holdings Corp.	316,874	17,428
	Atmos Energy Corp.	578,439	16,526

Great Plains Energy Inc.	845,502	15,701
Westar Energy Inc.	681,381	15,195
Aqua America Inc.	851,715	14,965
Hawaiian Electric Industries Inc.	571,267	12,825
Piedmont Natural Gas Co. Inc.	453,610	12,511
Vectren Corp.	503,422	12,445
WGL Holdings Inc.	312,968	10,844
IDACORP Inc.	297,908	10,314
Cleco Corp.	375,467	9,969
* Mirant Corp.	907,161	9,852
New Jersey Resources Corp.	257,013	9,653
American Water Works Co. Inc.	433,457	9,432
Portland General Electric Co.	466,587	9,010
Southwest Gas Corp.	280,977	8,407
* RRI Energy Inc.	2,188,975	8,077
South Jersey Industries Inc.	186,245	7,820
Northwest Natural Gas Co.	164,490	7,665
Black Hills Corp.	241,257	7,322
Avista Corp.	340,005	7,042
Unisource Energy Corp.	223,706	7,033
PNM Resources Inc.	537,917	6,740
Allete Inc.	185,717	6,218
NorthWestern Corp.	224,745	6,025
* El Paso Electric Co.	276,699	5,700
UIL Holdings Corp.	185,817	5,110
MGE Energy Inc.	144,490	5,109
California Water Service Group	129,969	4,888
Laclede Group Inc.	138,623	4,674
Empire District Electric Co.	232,709	4,193
CH Energy Group Inc.	98,909	4,040
American States Water Co.	114,966	3,989
* Dynegy Inc. Class A	3,134,363	3,949
Ormat Technologies Inc.	124,781	3,511
SJW Corp.	82,628	2,100
Chesapeake Utilities Corp.	59,852	1,784
Southwest Water Co.	159,046	1,660
Middlesex Water Co.	92,628	1,579
Central Vermont Public Service Corp.	71,093	1,434
Connecticut Water Service Inc.	55,784	1,298
* Cadiz Inc.	85,487	1,092
Unitil Corp.	46,461	1,080
York Water Co.	73,195	1,006
Maine & Maritimes Corp.	20,903	918
Artesian Resources Corp. Class A	31,326	553
Delta Natural Gas Co. Inc.	18,068	537
Pennichuck Corp.	19,087	449
* Purecycle Corp.	74,186	183
		562,365
Total Common Stocks (Cost $12,526,469)		13,855,856

				Market
				Value
	Coupon		Shares	($000)
Temporary Cash Investments (1.8%)[1]
Money Market Fund (1.7%)
[2,3] Vanguard Market Liquidity Fund	0.183%		244,446,860	244,447

			Face	Market
		Maturity	Amount	Value
	Coupon	Date	($000)	($000)
U.S. Government and Agency Obligations (0.1%)
[4,5] Freddie Mac Discount Notes	0.230%	6/21/10	7,000	6,997
[4,5] Freddie Mac Discount Notes	0.210%	6/25/10	2,000	1,999
				8,996
Total Temporary Cash Investments (Cost $253,442)				253,443
Total Investments (101.5%) (Cost $12,779,911)				14,109,299
Other Assets and Liabilities-Net (-1.5%)[3]				(213,613)
Net Assets (100%)				13,895,686

* Non-income-producing security.
^ Part of security position is on loan to broker-dealers. The total value of securities on loan is $172,928,000.
1 The fund invests a portion of its cash reserves in equity markets through the use of index futures contracts. After giving effect to futures investments, the fund's effective common stock and temporary cash investment positions represent 99.9% and 1.6%, respectively, of net assets.
2 Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by Vanguard. Rate shown is the 7-day yield.
3 Includes $202,429,000 of collateral received for securities on loan.
4 The issuer operates under a congressional charter; its securities are not backed by the full faith and credit of the U.S. government.
5 Securities with a value of $8,996,000 have been segregated as initial margin for open futures contracts.

A. Security Valuation: Securities are valued as of the close of trading on the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date. Equity securities are valued at the latest quoted sales prices or official closing prices taken from the primary market in which each security trades; such securities not traded on the valuation date are valued at the mean of the latest quoted bid and asked prices. Securities for which market quotations are not readily available, or whose values have been materially affected by events occurring before the fund's pricing time but after the close of the securities’ primary markets, are valued by methods deemed by the board of trustees to represent fair value. Investments in Vanguard Market Liquidity Fund are valued at that fund's net asset value. Temporary cash investments acquired over 60 days to maturity are valued using the latest bid prices or using valuations based on a matrix system (which considers such factors as security prices, yields, maturities, and ratings), both as furnished by independent pricing services. Other temporary cash investments are valued at amortized cost, which approximates market value.

B. Futures Contracts: The fund uses index futures contracts to a limited extent, with the objectives of maintaining full exposure to the stock market, enhancing returns, maintaining liquidity, and minimizing transaction costs. The fund may purchase futures contracts to immediately invest incoming cash in the market, or sell futures in response to cash outflows, thereby simulating a fully invested position in the underlying index while maintaining a cash balance for liquidity. The fund may seek to enhance returns by using futures contracts instead of the underlying securities when futures are believed to be priced more attractively than the underlying securities. The primary risks associated with the use of futures contracts are imperfect correlation between changes in market

Extended Market Index Fund

values of stocks held by the fund and the prices of futures contracts, and the possibility of an illiquid market.

Futures contracts are valued at their quoted daily settlement prices. The aggregate principal amounts of the contracts are not recorded in the Schedule of Investments. Fluctuations in the value of the contracts are recorded in the Schedule of Investments as an asset (liability).

At March 31, 2010, the aggregate settlement value of open futures contracts and the related unrealized appreciation (depreciation) were:
				($000)

		Number of	Aggregate
		Long (Short)	Settlement	Unrealized
		Contracts	Value	Appreciation
Futures Contracts	Expiration		Long (Short)	(Depreciation)
S&P MidCap 400 Index	June 2010	38	14,974	2
E-mini Russell 2000 Index	June 2010	105	7,110	(44)
E-mini S&P MidCap 400 Index	June 2010	61	4,807	33

Unrealized appreciation (depreciation) on open futures contracts is required to be treated as realized gain (loss) for tax purposes.

C. Various inputs may be used to determine the value of the fund's investments. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

Level 1—Quoted prices in active markets for identical securities.
Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3—Significant unobservable inputs (including the fund's own assumptions used to determine the fair value of investments).

The following table summarizes the fund's investments as of March 31, 2010, based on the inputs used to value them:

	Level 1	Level 2	Level 3
Investments	($000)	($000)	($000)
Common Stocks	13,855,855	-	1
Temporary Cash Investments	244,447	8,996	-
Futures Contracts—Liabilities[1]	(163)	-	-
Total	14,100,139	8,996	1
1 Represents variation margin on the last day of the reporting period.

Extended Market Index Fund

The following table summarizes changes in investments valued based on Level 3 inputs during the period ended March 31, 2010:

Investments in
Common Stocks
($000)
Amount valued based on Level 3 Inputs
Balance as of December 31, 2009	11
Total Sales	(6)
Net Realized Gain (Loss)	(1,459)
Transfers into Level 3	1
Change in Unrealized Appreciation (Depreciation)	1,454
Balance as of March 31, 2010	1

D. At March 31, 2010, the cost of investment securities for tax purposes was $12,779,911,000. Net unrealized appreciation of investment securities for tax purposes was $1,329,388,000, consisting of unrealized gains of $2,977,478,000 on securities that had risen in value since their purchase and $1,648,090,000 in unrealized losses on securities that had fallen in value since their purchase.

Vanguard Total Stock Market Index Fund

Schedule of Investments
As of March 31, 2010

			Market
			Value
		Shares	($000)
Common Stocks (99.8%)[1]
Consumer Discretionary (10.8%)
	McDonald's Corp.	10,912,026	728,050
	Walt Disney Co.	18,476,808	645,025
	Home Depot Inc.	17,235,403	557,565
	Comcast Corp. Class A	25,956,099	488,494
*	Amazon.com Inc.	3,502,464	475,389
	Target Corp.	7,225,486	380,061
*	Ford Motor Co.	29,448,761	370,171
	Time Warner Inc.	11,805,817	369,168
	Lowe's Cos. Inc.	14,934,480	362,012
	News Corp. Class A	22,639,340	326,233
*	DIRECTV Class A	9,188,472	310,662
	NIKE Inc. Class B	3,762,857	276,570
	Johnson Controls Inc.	6,788,195	223,943
*	Viacom Inc. Class B	5,608,875	192,833
	Time Warner Cable Inc.	3,563,945	189,994
	TJX Cos. Inc.	4,286,152	182,247
*	Starbucks Corp.	7,485,006	181,661
	Yum! Brands Inc.	4,729,577	181,285
	Carnival Corp.	4,419,053	171,813
	Staples Inc.	7,304,601	170,855
*	Kohl's Corp.	2,935,720	160,819
	Best Buy Co. Inc.	3,580,394	152,310
	Coach Inc.	3,225,145	127,458
	Omnicom Group Inc.	3,147,379	122,150
*	Bed Bath & Beyond Inc.	2,656,505	116,249
	Gap Inc.	4,940,053	114,165
	McGraw-Hill Cos. Inc.	3,184,656	113,533
*	priceline.com Inc.	422,283	107,682
	Marriott International Inc. Class A	3,058,531	96,405
	Macy's Inc.	4,258,206	92,701
	Starwood Hotels & Resorts Worldwide Inc.	1,891,305	88,210
	Stanley Black & Decker Inc.	1,529,647	87,817
*	Liberty Media Corp. - Interactive	5,733,767	87,784
	CBS Corp. Class B	6,007,919	83,750
	Mattel Inc.	3,655,797	83,133
*	Apollo Group Inc. Class A	1,327,009	81,332
	Fortune Brands Inc.	1,520,764	73,772
	VF Corp.	898,210	71,992
*	Las Vegas Sands Corp.	3,338,482	70,609
	JC Penney Co. Inc.	2,148,370	69,113
	Genuine Parts Co.	1,614,333	68,189
	Ross Stores Inc.	1,273,538	68,096
	Ltd Brands Inc.	2,765,214	68,080
	Nordstrom Inc.	1,649,066	67,364
	Harley-Davidson Inc.	2,371,147	66,558
	Sherwin-Williams Co.	974,224	65,935
	Whirlpool Corp.	751,145	65,537
	H&R Block Inc.	3,392,951	60,395
	Cablevision Systems Corp. Class A	2,498,086	60,304

	Darden Restaurants Inc.	1,342,288	59,786
	Tiffany & Co.	1,255,886	59,642
*	O'Reilly Automotive Inc.	1,388,211	57,902
	Wynn Resorts Ltd.	747,138	56,655
*	CarMax Inc.	2,244,183	56,374
	International Game Technology	2,984,626	55,066
*	Dollar Tree Inc.	899,401	53,263
*	AutoZone Inc.	302,922	52,433
*,^ Sears Holdings Corp.		467,977	50,743
	Comcast Corp.	2,813,069	50,551
	Expedia Inc.	1,997,928	49,868
	Family Dollar Stores Inc.	1,334,317	48,849
	Virgin Media Inc.	2,829,842	48,843
*	Urban Outfitters Inc.	1,278,964	48,639
	Polo Ralph Lauren Corp. Class A	571,578	48,607
	Hasbro Inc.	1,265,855	48,457
^	Garmin Ltd.	1,219,204	46,915
	Wyndham Worldwide Corp.	1,808,705	46,538
*,^ Royal Caribbean Cruises Ltd.		1,408,266	46,459
*	Discovery Communications Inc. Class A	1,368,747	46,250
*	BorgWarner Inc.	1,182,109	45,133
*	Autoliv Inc.	860,943	44,364
	DISH Network Corp. Class A	2,110,692	43,945
	Newell Rubbermaid Inc.	2,809,284	42,701
	DeVry Inc.	647,523	42,219
*	Discovery Communications Inc.	1,433,972	42,173
*	ITT Educational Services Inc.	373,900	42,056
*	NVR Inc.	57,081	41,469
*	Interpublic Group of Cos. Inc.	4,924,401	40,971
	Abercrombie & Fitch Co.	890,208	40,629
	Scripps Networks Interactive Inc. Class A	915,797	40,616
	Advance Auto Parts Inc.	960,524	40,265
	PetSmart Inc.	1,258,328	40,216
	Gannett Co. Inc.	2,390,290	39,488
*	Pulte Group Inc.	3,468,702	39,023
*	Liberty Global Inc. Class A	1,320,671	38,511
	DR Horton Inc.	2,894,757	36,474
*	Chipotle Mexican Grill Inc. Class A	321,415	36,214
	American Eagle Outfitters Inc.	1,889,414	34,992
*	Liberty Global Inc.	1,206,771	34,864
*	GameStop Corp. Class A	1,584,587	34,718
*,^ NetFlix Inc.		470,047	34,661
^	Strayer Education Inc.	141,812	34,534
*	Sirius XM Radio Inc.	39,174,549	34,101
*	Liberty Media Corp. - Capital	914,201	33,250
*,^ MGM Mirage		2,678,691	32,144
*	Mohawk Industries Inc.	589,505	32,057
	Leggett & Platt Inc.	1,462,100	31,640
*	Harman International Industries Inc.	667,471	31,224
	Tupperware Brands Corp.	643,744	31,041
*	Big Lots Inc.	836,811	30,477
	Jarden Corp.	903,844	30,089
	Phillips-Van Heusen Corp.	522,777	29,987
*	Goodyear Tire & Rubber Co.	2,330,420	29,457
*	Aeropostale Inc.	1,021,614	29,453
*	Toll Brothers Inc.	1,388,894	28,889
	RadioShack Corp.	1,268,258	28,701
*	J Crew Group Inc.	607,992	27,907

* Career Education Corp.	875,989	27,716
* Liberty Media Corp. - Starz	501,056	27,398
Washington Post Co. Class B	61,638	27,378
Gentex Corp.	1,396,219	27,115
* DreamWorks Animation SKG Inc. Class A	686,115	27,026
* Hanesbrands Inc.	964,485	26,832
Guess? Inc.	560,192	26,318
* LKQ Corp.	1,289,875	26,184
Chico's FAS Inc.	1,800,185	25,959
* WMS Industries Inc.	594,807	24,946
Williams-Sonoma Inc.	910,315	23,932
* TRW Automotive Holdings Corp.	836,430	23,905
Foot Locker Inc.	1,584,261	23,827
* Dick's Sporting Goods Inc.	905,780	23,650
Service Corp. International	2,567,293	23,568
* Panera Bread Co. Class A	305,476	23,366
* Office Depot Inc.	2,786,743	22,238
* Warnaco Group Inc.	461,510	22,019
Lennar Corp. Class A	1,268,868	21,837
* Bally Technologies Inc.	528,896	21,441
Sotheby's	678,581	21,097
* AutoNation Inc.	1,147,873	20,754
* Tempur-Pedic International Inc.	683,468	20,613
Burger King Holdings Inc.	960,496	20,420
Wendy's/Arby's Group Inc. Class A	4,040,680	20,203
* Lamar Advertising Co. Class A	583,778	20,053
Brinker International Inc.	1,039,268	20,037
* Live Nation Entertainment Inc.	1,372,882	19,907
* Brink's Home Security Holdings Inc.	463,888	19,738
John Wiley & Sons Inc. Class A	447,319	19,360
Tractor Supply Co.	329,235	19,112
* Penn National Gaming Inc.	677,306	18,829
* Deckers Outdoor Corp.	132,100	18,230
* Fossil Inc.	473,786	17,881
* Carter's Inc.	576,573	17,384
* Dana Holding Corp.	1,414,084	16,799
Jones Apparel Group Inc.	866,294	16,477
* Lululemon Athletica Inc.	392,242	16,278
Polaris Industries Inc.	315,415	16,137
* Rent-A-Center Inc.	669,417	15,832
* Eastman Kodak Co.	2,720,978	15,754
* Cheesecake Factory Inc.	579,226	15,674
* Gymboree Corp.	302,840	15,636
* Dress Barn Inc.	590,244	15,441
* New York Times Co. Class A	1,385,105	15,416
Aaron's Inc.	461,950	15,401
Regal Entertainment Group Class A	858,688	15,087
* Hyatt Hotels Corp. Class A	385,050	15,002
* Corinthian Colleges Inc.	844,951	14,863
* Collective Brands Inc.	650,052	14,782
Wolverine World Wide Inc.	503,353	14,678
Brunswick Corp.	894,346	14,283
* Tenneco Inc.	601,096	14,216
Hillenbrand Inc.	626,649	13,780
* Jack in the Box Inc.	580,097	13,661
* Madison Square Garden Inc. Class A	626,431	13,612
* Valassis Communications Inc.	488,905	13,606
KB Home	803,986	13,467

	Dillard's Inc. Class A	567,407	13,391
*	Capella Education Co.	143,818	13,352
	MDC Holdings Inc.	380,483	13,169
*	Orient-Express Hotels Ltd. Class A	900,096	12,763
*	OfficeMax Inc.	772,501	12,684
	Meredith Corp.	367,449	12,644
*	HSN Inc.	429,385	12,641
*	Skechers U.S.A. Inc. Class A	341,076	12,388
*	AnnTaylor Stores Corp.	595,692	12,331
	Interactive Data Corp.	383,281	12,265
*	Saks Inc.	1,399,347	12,034
	Men's Wearhouse Inc.	501,626	12,009
*	ArvinMeritor Inc.	886,237	11,831
	Choice Hotels International Inc.	334,822	11,655
*	Jo-Ann Stores Inc.	269,663	11,320
	Pool Corp.	497,034	11,253
*	Iconix Brand Group Inc.	724,088	11,122
	Cooper Tire & Rubber Co.	582,656	11,082
	Thor Industries Inc.	364,745	11,019
	Matthews International Corp. Class A	306,637	10,886
	Regis Corp.	578,417	10,805
	Cracker Barrel Old Country Store Inc.	231,123	10,720
*	Life Time Fitness Inc.	377,861	10,618
*	Childrens Place Retail Stores Inc.	235,586	10,495
	Cinemark Holdings Inc.	566,187	10,384
^	Buckle Inc.	282,448	10,383
*	Vail Resorts Inc.	257,453	10,321
*,^ Coinstar Inc.		315,820	10,264
*	Gaylord Entertainment Co.	348,375	10,204
*	JOS A Bank Clothiers Inc.	186,246	10,178
*,^ Under Armour Inc. Class A		343,641	10,106
	Ryland Group Inc.	446,052	10,009
*	Scientific Games Corp. Class A	709,887	9,995
*	PF Chang's China Bistro Inc.	224,880	9,924
*	Charming Shoppes Inc.	1,794,366	9,797
	Bob Evans Farms Inc.	315,044	9,738
*	Liz Claiborne Inc.	1,306,945	9,711
*	Morningstar Inc.	197,333	9,490
	Finish Line Inc. Class A	576,854	9,414
	Monro Muffler Brake Inc.	262,636	9,392
*	Timberland Co. Class A	436,948	9,324
^	Barnes & Noble Inc.	425,104	9,191
	Weight Watchers International Inc.	351,630	8,977
	Scholastic Corp.	317,014	8,876
*	CEC Entertainment Inc.	231,872	8,832
*	True Religion Apparel Inc.	286,002	8,683
*	Domino's Pizza Inc.	634,838	8,659
*	Hibbett Sports Inc.	327,001	8,365
*	Steak N Shake Co.	21,438	8,174
*	Standard Pacific Corp.	1,798,583	8,130
*	Steven Madden Ltd.	164,272	8,016
	Arbitron Inc.	300,363	8,008
*	Blue Nile Inc.	144,680	7,960
	American Greetings Corp. Class A	376,313	7,842
	CTC Media Inc.	448,037	7,715
*	Helen of Troy Ltd.	295,873	7,710
	National CineMedia Inc.	444,812	7,677
	Cato Corp. Class A	357,886	7,673

	Columbia Sportswear Co.	145,590	7,648
*	American Public Education Inc.	164,047	7,645
*	Quiksilver Inc.	1,610,734	7,619
*	99 Cents Only Stores	466,632	7,606
*	Buffalo Wild Wings Inc.	157,416	7,573
*	DSW Inc. Class A	274,181	7,000
*	Lions Gate Entertainment Corp.	1,115,419	6,960
*	Pinnacle Entertainment Inc.	712,560	6,940
	International Speedway Corp. Class A	267,028	6,881
*	Exide Technologies	1,195,626	6,875
*,^ Talbots Inc.		529,744	6,865
^	NutriSystem Inc.	373,674	6,655
*,^ Cabela's Inc.		379,898	6,644
*	Texas Roadhouse Inc. Class A	474,932	6,597
*	Group 1 Automotive Inc.	205,300	6,541
	Stage Stores Inc.	423,031	6,510
	Ameristar Casinos Inc.	353,501	6,441
*	Ruby Tuesday Inc.	608,551	6,432
*	Modine Manufacturing Co.	560,124	6,296
*	Coldwater Creek Inc.	905,480	6,284
	Unifirst Corp.	121,894	6,278
*	Sally Beauty Holdings Inc.	700,573	6,249
*	CROCS Inc.	707,196	6,202
^	PetMed Express Inc.	279,553	6,198
	Belo Corp. Class A	878,049	5,988
	Brown Shoe Co. Inc.	386,613	5,985
	Callaway Golf Co.	674,433	5,949
*	Papa John's International Inc.	230,073	5,915
*	Sonic Corp.	533,011	5,890
*	Genesco Inc.	186,506	5,784
*	Penske Auto Group Inc.	399,143	5,756
*	American Axle & Manufacturing Holdings Inc.	571,658	5,705
*	Meritage Homes Corp.	270,735	5,685
*	Interval Leisure Group Inc.	382,361	5,567
*	Boyd Gaming Corp.	562,946	5,562
*	Universal Technical Institute Inc.	243,325	5,553
	CKE Restaurants Inc.	496,828	5,500
*	DineEquity Inc.	138,371	5,470
*	La-Z-Boy Inc.	434,902	5,454
	Ethan Allen Interiors Inc.	260,743	5,379
	Harte-Hanks Inc.	414,649	5,332
*	Pier 1 Imports Inc.	814,914	5,191
*	California Pizza Kitchen Inc.	304,195	5,107
*	Steiner Leisure Ltd.	110,506	4,898
	Stewart Enterprises Inc. Class A	783,491	4,897
*	Sonic Automotive Inc. Class A	444,514	4,890
*	Wet Seal Inc. Class A	1,022,739	4,868
	Fred's Inc. Class A	404,867	4,850
*	Ulta Salon Cosmetics & Fragrance Inc.	209,271	4,734
	National Presto Industries Inc.	39,728	4,724
*	Denny's Corp.	1,225,734	4,707
*	RCN Corp.	310,011	4,675
*	Shutterfly Inc.	189,632	4,568
*	Lumber Liquidators Holdings Inc.	169,800	4,529
*	Clear Channel Outdoor Holdings Inc. Class A	422,556	4,483
*	EW Scripps Co. Class A	530,072	4,479
*	Carmike Cinemas Inc.	322,803	4,477
^	Sturm Ruger & Co. Inc.	362,577	4,347

*	Federal Mogul Corp.	236,037	4,334
	Systemax Inc.	198,356	4,312
*	Pre-Paid Legal Services Inc.	107,775	4,079
	PEP Boys-Manny Moe & Jack	402,398	4,044
*,^ Fuel Systems Solutions Inc.		124,701	3,985
*	Peet's Coffee & Tea Inc.	98,211	3,894
*	hhgregg Inc.	151,498	3,824
*	Winnebago Industries	261,171	3,816
	Lennar Corp. Class B	273,234	3,812
	Superior Industries International Inc.	234,943	3,778
*	Maidenform Brands Inc.	172,602	3,771
	News Corp. Class B	219,214	3,729
*	Bridgepoint Education Inc.	149,467	3,674
*	Select Comfort Corp.	460,022	3,666
*	Knology Inc.	271,895	3,654
*	Rentrak Corp.	168,229	3,625
*	Mediacom Communications Corp. Class A	601,694	3,580
	World Wrestling Entertainment Inc. Class A	204,366	3,536
*	Citi Trends Inc.	108,303	3,513
*	Furniture Brands International Inc.	544,741	3,503
*	Drew Industries Inc.	158,231	3,484
*	Drugstore.Com Inc.	968,106	3,456
*	Lincoln Educational Services Corp.	133,744	3,384
*	Asbury Automotive Group Inc.	250,316	3,329
*	Shuffle Master Inc.	405,824	3,324
*	K12 Inc.	147,053	3,266
*	BJ's Restaurants Inc.	138,959	3,238
*	Grand Canyon Education Inc.	123,015	3,216
	Hooker Furniture Corp.	199,144	3,202
*	G-III Apparel Group Ltd.	115,531	3,184
*	CKX Inc.	519,044	3,182
*	Red Robin Gourmet Burgers Inc.	127,515	3,116
*	Kirkland's Inc.	145,713	3,060
*	Zumiez Inc.	149,112	3,055
*	Perry Ellis International Inc.	133,406	3,022
*	HOT Topic Inc.	458,685	2,981
*	America's Car-Mart Inc.	121,756	2,937
*	Pacific Sunwear Of California	550,735	2,924
*	Landry's Restaurants Inc.	162,145	2,906
*	Beazer Homes USA Inc.	638,512	2,899
	Big 5 Sporting Goods Corp.	188,845	2,874
	Churchill Downs Inc.	76,529	2,870
*	K-Swiss Inc. Class A	266,754	2,790
*	Jakks Pacific Inc.	211,935	2,766
	Standard Motor Products Inc.	275,218	2,730
*	Journal Communications Inc. Class A	634,330	2,664
*,^ Hovnanian Enterprises Inc. Class A		608,874	2,649
*	Warner Music Group Corp.	377,980	2,612
*	Sinclair Broadcast Group Inc. Class A	509,071	2,586
	CPI Corp.	185,137	2,566
*	Core-Mark Holding Co. Inc.	83,367	2,552
	Christopher & Banks Corp.	315,146	2,521
*	Ascent Media Corp. Class A	92,159	2,511
*	Unifi Inc.	665,893	2,424
*	Stein Mart Inc.	267,356	2,414
*	O'Charleys Inc.	262,815	2,350
*	Steinway Musical Instruments Inc.	124,607	2,346
*	Retail Ventures Inc.	245,574	2,335

*	Amerigon Inc.	229,329	2,319
*	Movado Group Inc.	203,207	2,292
*	Kid Brands Inc.	262,535	2,271
*	Alloy Inc.	276,401	2,267
	Oxford Industries Inc.	110,894	2,254
*	Leapfrog Enterprises Inc.	341,837	2,239
*	Volcom Inc.	113,395	2,213
*	Smith & Wesson Holding Corp.	551,351	2,084
*	Learning Tree International Inc.	147,740	2,079
	Marcus Corp.	159,207	2,068
	Cherokee Inc.	114,319	2,058
	McClatchy Co. Class A	412,626	2,026
*	Universal Electronics Inc.	90,457	2,021
*	RC2 Corp.	134,965	2,020
	Blyth Inc.	64,651	2,020
*	Midas Inc.	178,020	2,008
*,^ Overstock.com Inc.		122,861	1,997
*	Famous Dave's Of America Inc.	247,871	1,995
*	AH Belo Corp. Class A	277,542	1,990
*	LIN TV Corp. Class A	340,625	1,959
*	Dorman Products Inc.	102,684	1,950
	Bebe Stores Inc.	213,332	1,899
*	Cavco Industries Inc.	55,249	1,886
*	Stoneridge Inc.	188,878	1,868
*	ChinaCast Education Corp.	251,754	1,840
*	iRobot Corp.	121,194	1,837
*,^ Bon-Ton Stores Inc.		135,855	1,812
	Speedway Motorsports Inc.	114,522	1,788
*	Dolan Media Co.	161,921	1,760
*	Krispy Kreme Doughnuts Inc.	437,188	1,758
*	Jamba Inc.	631,292	1,717
*	Stanley Furniture Co. Inc.	168,353	1,710
	Courier Corp.	103,465	1,708
*	AFC Enterprises Inc.	159,071	1,707
*	Arctic Cat Inc.	156,375	1,697
	Haverty Furniture Cos. Inc.	100,210	1,635
*	American Apparel Inc.	530,580	1,608
*	Martha Stewart Living Omnimedia Class A	281,087	1,568
*	Hawk Corp. Class A	79,441	1,549
*	Orbitz Worldwide Inc.	217,510	1,547
*	Isle of Capri Casinos Inc.	196,818	1,531
*,^ Fuqi International Inc.		139,200	1,517
*	Carriage Services Inc. Class A	327,537	1,503
	Weyco Group Inc.	63,328	1,489
*	M/I Homes Inc.	101,098	1,481
*	Youbet.com Inc.	494,681	1,454
*	Audiovox Corp. Class A	185,139	1,440
*	Entercom Communications Corp. Class A	118,429	1,408
*	Strattec Security Corp.	65,842	1,338
	Spartan Motors Inc.	234,653	1,314
*	Monarch Casino & Resort Inc.	150,360	1,284
	Ambassadors Group Inc.	116,150	1,283
	Dover Downs Gaming & Entertainment Inc.	323,611	1,282
*	Radio One Inc.	417,351	1,273
*	Destination Maternity Corp.	49,107	1,260
	CSS Industries Inc.	61,265	1,231
*	Shoe Carnival Inc.	53,653	1,227
*	Sealy Corp.	344,861	1,207

	Gaiam Inc. Class A	143,140	1,188
*	Kenneth Cole Productions Inc. Class A	92,615	1,186
*	Playboy Enterprises Inc. Class B	323,841	1,185
*	New York & Co. Inc.	245,053	1,174
*	Daily Journal Corp.	17,529	1,171
*	Rubio's Restaurants Inc.	146,923	1,161
*	Cumulus Media Inc. Class A	338,403	1,151
*	Morgans Hotel Group Co.	176,057	1,129
*,^ Brookfield Homes Corp.		128,917	1,127
	Mac-Gray Corp.	98,737	1,115
*	MarineMax Inc.	101,965	1,097
*	Zale Corp.	398,010	1,091
*	Red Lion Hotels Corp.	139,613	1,008
*	Saga Communications Inc. Class A	44,480	1,000
*	West Marine Inc.	91,940	998
*	Cache Inc.	174,683	963
*	Tuesday Morning Corp.	134,297	885
*	Town Sports International Holdings Inc.	222,648	871
*	Multimedia Games Inc.	217,882	850
*	McCormick & Schmick's Seafood Restaurants Inc.	83,802	844
*	Lee Enterprises Inc.	248,140	841
*	Navarre Corp.	403,891	840
*	Morton's Restaurant Group Inc.	135,539	828
	Skyline Corp.	44,352	825
*	Marine Products Corp.	136,760	821
*	Bassett Furniture Industries Inc.	144,672	816
*	Great Wolf Resorts Inc.	248,722	791
*	Build-A-Bear Workshop Inc.	110,728	788
*	Princeton Review Inc.	222,028	775
*	Joe's Jeans Inc.	292,620	770
*	Heelys Inc.	318,703	759
	PRIMEDIA Inc.	219,355	755
*,^ Quantum Fuel Systems Technologies Worldwide Inc.		1,101,650	738
*	Outdoor Channel Holdings Inc.	108,351	714
*	Lithia Motors Inc. Class A	111,514	714
*	Media General Inc. Class A	83,292	691
	Books-A-Million Inc.	90,659	656
*	Lifetime Brands Inc.	55,386	654
*	Rick's Cabaret International Inc.	49,917	639
*	Jackson Hewitt Tax Service Inc.	307,793	616
*	Wonder Auto Technology Inc.	57,365	607
*	Benihana Inc. Class A	92,072	598
*	Empire Resorts Inc.	321,371	585
*	Fisher Communications Inc.	41,340	583
*	Carrols Restaurant Group Inc.	85,458	581
*,^ Raser Technologies Inc.		580,341	580
*	Borders Group Inc.	337,189	580
*	Johnson Outdoors Inc. Class A	48,063	546
*	1-800-Flowers.com Inc. Class A	210,760	529
*	Hastings Entertainment Inc.	116,057	512
*	Hallwood Group Inc.	12,268	500
*	dELiA*s Inc.	285,988	495
*	Entravision Communications Corp. Class A	174,920	483
*	Luby's Inc.	120,681	475
*	Harris Interactive Inc.	388,366	470
*,^ Conn's Inc.		58,948	462
*	Dixie Group Inc.	92,642	459
*,^ Blockbuster Inc. Class A		1,805,063	456

*	Nautilus Inc.	143,205	432
*	MTR Gaming Group Inc.	208,151	423
	Dover Motorsports Inc.	204,207	421
*	Bluegreen Corp.	125,143	409
*	Cost Plus Inc.	185,486	384
*	Premier Exhibitions Inc.	225,248	356
*	Duckwall-ALCO Stores Inc.	24,488	355
*	Century Casinos Inc.	129,286	323
*	Valuevision Media Inc. Class A	97,214	323
*	Reading International Inc. Class A	75,263	321
	Emerson Radio Corp.	146,371	318
*	Beasley Broadcasting Group Inc. Class A	75,914	315
*,^ China Automotive Systems Inc.		13,128	303
*	LodgeNet Interactive Corp.	43,500	303
*	Nexstar Broadcasting Group Inc. Class A	61,091	301
*	Trans World Entertainment	160,982	290
	Aaron's Inc. Class A	10,125	275
*	Salem Communications Corp. Class A	75,777	271
*	Ruth's Hospitality Group Inc.	50,700	269
*	Private Media Group Inc.	125,862	265
*	Benihana Inc. Class A	37,839	258
*	Spanish Broadcasting System Inc.	320,397	250
*	Escalade Inc.	92,911	245
*	Casual Male Retail Group Inc.	56,463	218
*	Lakes Entertainment Inc.	90,056	207
*	Shiloh Industries Inc.	36,486	206
*	Hollywood Media Corp.	166,237	196
*	Canterbury Park Holding Corp.	24,400	184
*	SORL Auto Parts Inc.	19,523	180
*	Sport Chalet Inc. Class A	63,521	166
*	Lodgian Inc.	62,056	155
	Frisch's Restaurants Inc.	6,899	152
*	AC Moore Arts & Crafts Inc.	46,171	135
*	Palm Harbor Homes Inc.	65,633	132
*	Atrinsic Inc.	144,106	118
*	Culp Inc.	7,700	92
*	Hovnanian Enterprises Inc. Class B	19,300	84
	Gaming Partners International Corp.	13,554	84
*	Gray Television Inc.	32,600	75
*	Nobel Learning Communities Inc.	8,340	65
*	Tandy Brands Accessories Inc.	17,402	63
*	Blockbuster Inc. Class B	280,668	53
*	VCG Holding Corp.	20,493	49
*	4Kids Entertainment Inc.	41,636	48
*	Lazare Kaplan International Inc.	15,258	38
*	Delta Apparel Inc.	1,800	28
*	MAXXAM Inc.	162	18
*	Global Traffic Network Inc.	2,600	14
*	SPAR Group Inc.	16,174	14
*	RHI Entertainment Inc.	48,739	9
*	Crown Media Holdings Inc. Class A	4,100	8
*	Emmis Communications Corp. Class A	6,535	7
*	Sport Chalet Inc. Class B	1,825	6
*	US Auto Parts Network Inc.	400	3
*	Krispy Kreme Doughnuts Inc. Warrants Exp. 03/02/2012	9,739	—
	Educational Development Corp.	3	—
			14,190,900

Consumer Staples (9.8%)
Procter & Gamble Co.	29,542,640	1,869,163
Wal-Mart Stores Inc.	23,398,606	1,300,963
Coca-Cola Co.	21,086,842	1,159,776
PepsiCo Inc.	16,455,725	1,088,711
Philip Morris International Inc.	19,258,919	1,004,545
Kraft Foods Inc.	17,635,994	533,312
CVS Caremark Corp.	14,262,515	521,438
Altria Group Inc.	20,952,882	429,953
Colgate-Palmolive Co.	5,027,348	428,632
Walgreen Co.	9,987,886	370,451
Kimberly-Clark Corp.	4,200,188	264,108
Costco Wholesale Corp.	4,408,611	263,238
General Mills Inc.	3,302,402	233,777
Sysco Corp.	5,984,871	176,554
Archer-Daniels-Midland Co.	5,846,168	168,954
Avon Products Inc.	4,319,020	146,285
HJ Heinz Co.	3,191,681	145,573
Kellogg Co.	2,685,831	143,504
Kroger Co.	6,252,351	135,426
Lorillard Inc.	1,624,536	122,230
ConAgra Foods Inc.	4,479,316	112,296
Mead Johnson Nutrition Co.	2,068,232	107,610
Safeway Inc.	4,109,650	102,166
Reynolds American Inc.	1,767,865	95,429
Sara Lee Corp.	6,698,739	93,313
Clorox Co.	1,413,803	90,681
Dr Pepper Snapple Group Inc.	2,569,186	90,358
Bunge Ltd.	1,356,013	83,571
Coca-Cola Enterprises Inc.	2,966,951	82,066
Campbell Soup Co.	2,096,472	74,110
Estee Lauder Cos. Inc. Class A	1,140,285	73,970
JM Smucker Co.	1,203,457	72,520
Hershey Co.	1,605,304	68,723
Molson Coors Brewing Co. Class B	1,540,913	64,811
Tyson Foods Inc. Class A	2,946,152	56,419
* Whole Foods Market Inc.	1,465,917	52,993
Church & Dwight Co. Inc.	712,305	47,689
Brown-Forman Corp. Class B	799,695	47,542
McCormick & Co. Inc.	1,200,145	46,038
* Energizer Holdings Inc.	671,436	42,139
* Ralcorp Holdings Inc.	573,287	38,857
SUPERVALU Inc.	2,147,932	35,828
* Green Mountain Coffee Roasters Inc.	353,572	34,233
* Hansen Natural Corp.	775,522	33,642
* Constellation Brands Inc. Class A	2,002,552	32,922
Hormel Foods Corp.	747,260	31,392
* Smithfield Foods Inc.	1,505,626	31,227
Del Monte Foods Co.	2,002,973	29,243
* Dean Foods Co.	1,827,536	28,674
Herbalife Ltd.	620,855	28,634
* NBTY Inc.	564,153	27,068
Corn Products International Inc.	758,201	26,279
Alberto-Culver Co. Class B	895,380	23,414
* Central European Distribution Corp.	658,941	23,070
* BJ's Wholesale Club Inc.	563,054	20,827
Flowers Foods Inc.	840,213	20,787
Casey's General Stores Inc.	515,238	16,178

*	TreeHouse Foods Inc.	348,647	15,295
	Nu Skin Enterprises Inc. Class A	508,715	14,804
	Ruddick Corp.	419,202	13,264
	Universal Corp.	250,822	13,216
	Lancaster Colony Corp.	200,229	11,806
*	United Natural Foods Inc.	415,816	11,697
	Sanderson Farms Inc.	198,411	10,637
*	Rite Aid Corp.	6,292,742	9,439
*	Fresh Del Monte Produce Inc.	454,306	9,200
	Diamond Foods Inc.	202,634	8,519
*	Darling International Inc.	935,864	8,385
*	American Italian Pasta Co.	199,962	7,773
^	Vector Group Ltd.	489,927	7,560
*	Chiquita Brands International Inc.	454,041	7,142
*	Hain Celestial Group Inc.	386,794	6,711
*	Winn-Dixie Stores Inc.	528,176	6,597
	Andersons Inc.	180,233	6,034
	Lance Inc.	250,959	5,805
	J&J Snack Foods Corp.	130,736	5,683
	Tootsie Roll Industries Inc.	209,418	5,661
	Nash Finch Co.	163,218	5,492
*	Boston Beer Co. Inc. Class A	101,619	5,311
	WD-40 Co.	160,378	5,265
	Cal-Maine Foods Inc.	152,051	5,153
*	Heckmann Corp.	838,900	4,866
	Weis Markets Inc.	111,174	4,042
*	Alliance One International Inc.	781,949	3,980
	B&G Foods Inc. Class A	357,143	3,743
*,^ Medifast Inc.		146,148	3,673
	Coca-Cola Bottling Co. Consolidated	62,462	3,664
*	Central Garden and Pet Co. Class A	392,206	3,593
*	Elizabeth Arden Inc.	195,175	3,513
*	Smart Balance Inc.	541,715	3,510
	Pricesmart Inc.	148,362	3,449
*,^ American Dairy Inc.		172,899	3,311
	Spartan Stores Inc.	229,170	3,305
*	Zhongpin Inc.	249,728	3,172
*,^ Great Atlantic & Pacific Tea Co.		412,986	3,168
*	USANA Health Sciences Inc.	93,897	2,949
*	Revlon Inc. Class A	185,262	2,751
*	Prestige Brands Holdings Inc.	276,462	2,488
*	John B. Sanfilippo & Son Inc.	164,300	2,423
*	Pantry Inc.	190,350	2,377
*	Central Garden and Pet Co.	230,992	2,280
	Village Super Market Inc. Class A	81,109	2,273
	Imperial Sugar Co.	125,612	1,948
*,^ American Oriental Bioengineering Inc.		468,045	1,910
	Oil-Dri Corp. of America	97,611	1,887
*	Nutraceutical International Corp.	123,859	1,850
	Calavo Growers Inc.	93,981	1,714
	Inter Parfums Inc.	115,005	1,704
	Tasty Baking Co.	222,208	1,604
	Ingles Markets Inc. Class A	101,309	1,523
*	Reddy Ice Holdings Inc.	302,494	1,398
*	Physicians Formula Holdings Inc.	566,242	1,387
*,^ China Sky One Medical Inc.		87,225	1,370
*	Lifeway Foods Inc.	111,171	1,320
	Schiff Nutrition International Inc.	158,625	1,298

	National Beverage Corp.	103,617	1,152
	Arden Group Inc.	10,499	1,116
*	Seneca Foods Corp. Class A	37,955	1,105
*,^ Star Scientific Inc.		423,326	1,079
	Alico Inc.	36,484	921
	Female Health Co.	127,066	911
	Mannatech Inc.	218,491	730
*	China-Biotics Inc.	40,193	720
	Farmer Bros Co.	38,062	713
*	Omega Protein Corp.	112,817	649
	Griffin Land & Nurseries Inc.	21,072	612
*	MGP Ingredients Inc.	55,744	428
	Reliv International Inc.	146,063	424
*	Inventure Group Inc.	146,702	421
*	Harbinger Group Inc.	41,705	282
*	Susser Holdings Corp.	33,174	280
*	Parlux Fragrances Inc.	120,858	243
*,^ AgFeed Industries Inc.		54,127	238
*	HQ Sustainable Maritime Industries Inc.	15,959	96
*	Orchids Paper Products Co.	1,600	26
*	Vermont Pure Holdings Ltd.	33,000	23
*	Jones Soda Co.	25,244	16
			12,801,389
Energy (10.4%)
	Exxon Mobil Corp.	48,001,359	3,215,131
	Chevron Corp.	20,286,101	1,538,295
	Schlumberger Ltd.	12,141,352	770,490
	ConocoPhillips	14,252,019	729,276
	Occidental Petroleum Corp.	8,207,062	693,825
	Anadarko Petroleum Corp.	4,969,908	361,958
	Apache Corp.	3,399,241	345,023
*	Transocean Ltd.	3,247,337	280,505
	XTO Energy Inc.	5,868,155	276,860
	Devon Energy Corp.	4,266,043	274,861
	Halliburton Co.	9,119,959	274,784
	EOG Resources Inc.	2,551,784	237,163
	Marathon Oil Corp.	7,157,699	226,470
	Hess Corp.	2,976,707	186,193
	National Oilwell Varco Inc.	4,230,386	171,669
	Spectra Energy Corp.	6,540,170	147,350
	Chesapeake Energy Corp.	6,221,941	147,087
	Baker Hughes Inc.	3,133,734	146,784
*	Southwestern Energy Co.	3,491,705	142,182
	Williams Cos. Inc.	5,896,525	136,210
	Noble Energy Inc.	1,754,334	128,066
	Peabody Energy Corp.	2,708,562	123,781
*	Weatherford International Ltd.	7,455,287	118,241
	Valero Energy Corp.	5,707,264	112,433
	Noble Corp.	2,644,710	110,602
	Smith International Inc.	2,502,241	107,146
*	Cameron International Corp.	2,471,569	105,931
	Murphy Oil Corp.	1,834,571	103,085
	Consol Energy Inc.	2,220,751	94,737
*	FMC Technologies Inc.	1,235,649	79,860
	El Paso Corp.	7,091,986	76,877
	Range Resources Corp.	1,596,691	74,837
*	Ultra Petroleum Corp.	1,532,008	71,438

*	Newfield Exploration Co.	1,344,314	69,972
	Pioneer Natural Resources Co.	1,166,607	65,703
*	Denbury Resources Inc.	3,819,445	64,434
	BJ Services Co.	2,970,296	63,564
	Diamond Offshore Drilling Inc.	703,278	62,458
*	Petrohawk Energy Corp.	3,044,950	61,752
*	Alpha Natural Resources Inc.	1,216,771	60,705
*	Nabors Industries Ltd.	2,866,075	56,261
*	Pride International Inc.	1,766,329	53,184
	Massey Energy Co.	961,969	50,301
	Cimarex Energy Co.	845,535	50,208
*	Kinder Morgan Management LLC	777,230	45,561
*	Plains Exploration & Production Co.	1,411,337	42,326
*	Whiting Petroleum Corp.	514,563	41,597
	Helmerich & Payne Inc.	1,068,720	40,697
*	Concho Resources Inc.	779,218	39,241
	Cabot Oil & Gas Corp.	1,048,981	38,602
	Arch Coal Inc.	1,644,191	37,570
*	Oceaneering International Inc.	556,277	35,318
	Sunoco Inc.	1,183,890	35,173
*	Rowan Cos. Inc.	1,151,710	33,526
	EXCO Resources Inc.	1,821,738	33,484
	Core Laboratories NV	221,421	28,962
	Southern Union Co.	1,130,891	28,691
*	Forest Oil Corp.	1,080,577	27,900
*	Dresser-Rand Group Inc.	835,286	26,245
	Tidewater Inc.	524,182	24,778
*	Atlas Energy Inc.	751,521	23,387
*	Oil States International Inc.	504,520	22,875
	St. Mary Land & Exploration Co.	634,498	22,087
	Patterson-UTI Energy Inc.	1,555,383	21,729
*	Atwood Oceanics Inc.	586,542	20,312
	Tesoro Corp.	1,422,833	19,777
*	Dril-Quip Inc.	319,675	19,449
*	Unit Corp.	457,994	19,364
*	Patriot Coal Corp.	870,539	17,811
*	Quicksilver Resources Inc.	1,201,396	16,904
*	Superior Energy Services Inc.	793,602	16,682
*	Brigham Exploration Co.	1,004,591	16,023
*	SEACOR Holdings Inc.	195,070	15,734
*	Mariner Energy Inc.	1,030,248	15,423
	World Fuel Services Corp.	572,673	15,256
*	Comstock Resources Inc.	473,041	15,043
*	Continental Resources Inc.	344,067	14,640
*	Exterran Holdings Inc.	603,525	14,587
	Frontier Oil Corp.	1,059,350	14,301
	Berry Petroleum Co. Class A	491,628	13,844
*	Helix Energy Solutions Group Inc.	1,003,409	13,074
*	Bristow Group Inc.	346,352	13,068
*	Arena Resources Inc.	390,777	13,052
*	Gran Tierra Energy Inc.	2,192,525	12,936
*	Bill Barrett Corp.	415,675	12,765
*	Rosetta Resources Inc.	530,484	12,493
	CARBO Ceramics Inc.	198,624	12,382
	Holly Corp.	432,707	12,077
*	Key Energy Services Inc.	1,259,926	12,032
*,^ SandRidge Energy Inc.		1,561,884	12,027
	Lufkin Industries Inc.	150,869	11,941

*	CNX Gas Corp.	306,580	11,665
*	Swift Energy Co.	378,850	11,646
*	McMoRan Exploration Co.	787,808	11,526
	Overseas Shipholding Group Inc.	293,769	11,525
	Penn Virginia Corp.	460,275	11,277
*	Tetra Technologies Inc.	794,738	9,712
*	Cobalt International Energy Inc.	673,059	9,154
*	Energy XXI Bermuda Ltd.	504,414	9,034
*	ATP Oil & Gas Corp.	444,344	8,358
*	ION Geophysical Corp.	1,602,551	7,885
*	International Coal Group Inc.	1,701,743	7,777
*	Cal Dive International Inc.	1,026,874	7,527
*	Complete Production Services Inc.	626,049	7,231
*	Stone Energy Corp.	406,421	7,214
*	Contango Oil & Gas Co.	140,275	7,175
*	Hercules Offshore Inc.	1,656,624	7,140
*,^ Clean Energy Fuels Corp.		305,968	6,970
*	Global Industries Ltd.	1,017,286	6,531
*	Rex Energy Corp.	565,389	6,440
*	Carrizo Oil & Gas Inc.	280,527	6,438
*	USEC Inc.	1,095,275	6,320
*	Enbridge Energy Management LLC	120,315	6,142
*	Willbros Group Inc.	450,209	5,407
*	BPZ Resources Inc.	712,639	5,238
*	Gulfmark Offshore Inc.	188,849	5,014
*	Parker Drilling Co.	995,388	4,907
*	James River Coal Co.	302,920	4,816
	General Maritime Corp.	635,514	4,569
*	Hornbeck Offshore Services Inc.	246,046	4,569
*	Northern Oil and Gas Inc.	272,383	4,317
*	Newpark Resources Inc.	813,887	4,273
*,^ Goodrich Petroleum Corp.		258,798	4,048
*	Kodiak Oil & Gas Corp.	1,184,764	4,040
*	Pioneer Drilling Co.	554,217	3,902
*	Venoco Inc.	303,329	3,892
*	Tesco Corp.	331,029	3,863
*	Western Refining Inc.	681,502	3,748
*,^ Delta Petroleum Corp.		2,581,083	3,639
*	Petroquest Energy Inc.	699,972	3,521
*	CVR Energy Inc.	387,871	3,394
*	Callon Petroleum Co.	618,040	3,313
	Gulf Island Fabrication Inc.	149,231	3,246
*	Petroleum Development Corp.	139,019	3,221
*,^ Rentech Inc.		2,959,689	3,048
*	Oilsands Quest Inc.	3,836,751	2,836
	RPC Inc.	249,492	2,777
*	Matrix Service Co.	256,502	2,760
*	Boots & Coots Inc.	1,104,050	2,683
*	Harvest Natural Resources Inc.	355,919	2,680
*	Superior Well Services Inc.	190,106	2,544
	W&T Offshore Inc.	300,318	2,523
*	Crosstex Energy Inc.	287,541	2,499
*	Gulfport Energy Corp.	213,961	2,405
	Vaalco Energy Inc.	483,153	2,387
*	Warren Resources Inc.	862,478	2,173
*	Dawson Geophysical Co.	73,070	2,137
*	Syntroleum Corp.	1,002,206	2,125
*	Seahawk Drilling Inc.	109,047	2,056

*	T-3 Energy Services Inc.	83,018	2,039
*,^ GMX Resources Inc.		236,923	1,948
*	Endeavour International Corp.	1,508,194	1,915
*	Basic Energy Services Inc.	227,391	1,753
*	Bolt Technology Corp.	153,833	1,740
*	Clayton Williams Energy Inc.	49,351	1,726
*	Rex Stores Corp.	102,859	1,666
*	Allis-Chalmers Energy Inc.	458,174	1,622
*	PHI Inc.	73,329	1,553
*	American Oil & Gas Inc.	225,614	1,534
	Houston American Energy Corp.	83,709	1,519
*	Natural Gas Services Group Inc.	88,753	1,409
*	OYO Geospace Corp.	29,119	1,392
*	Abraxas Petroleum Corp.	707,809	1,359
*	Westmoreland Coal Co.	103,371	1,305
	Panhandle Oil and Gas Inc. Class A	48,790	1,153
*	Double Eagle Petroleum Co.	269,916	1,147
*	Cheniere Energy Inc.	365,247	1,129
*	Gastar Exploration Ltd.	225,822	1,097
*	Toreador Resources Corp.	131,828	1,078
*,^ Uranium Energy Corp.		328,049	1,056
*	Green Plains Renewable Energy Inc.	73,136	1,044
	Alon USA Energy Inc.	139,625	1,012
*,^ Pacific Ethanol Inc.		907,372	1,007
*	CREDO Petroleum Corp.	100,830	997
*	FX Energy Inc.	287,230	985
*,^ GeoGlobal Resources Inc.		610,152	964
*	Bronco Drilling Co. Inc.	203,834	958
*	Vantage Drilling Co.	578,613	856
*	Union Drilling Inc.	123,487	761
	Delek US Holdings Inc.	103,300	752
*,^ Verenium Corp.		116,007	587
*	ENGlobal Corp.	208,115	576
*	RAM Energy Resources Inc.	355,970	520
*	Georesources Inc.	28,145	430
*	Mitcham Industries Inc.	56,963	412
*	Trico Marine Services Inc.	176,598	410
*,^ Tri-Valley Corp.		197,225	390
*,^ Isramco Inc.		5,663	371
*	Approach Resources Inc.	37,965	345
*	Gasco Energy Inc.	943,505	302
*	TGC Industries Inc.	70,887	286
*,^ NGAS Resources Inc.		180,751	271
*	Barnwell Industries Inc.	63,095	268
*	Cano Petroleum Inc.	227,791	267
*,^ Sulphco Inc.		705,765	205
*,^ Hyperdynamics Corp.		161,140	197
*,^ BMB Munai Inc.		186,214	179
*	Meridian Resource Corp.	633,127	177
*	National Coal Corp.	258,584	147
*	HKN Inc.	35,214	106
*	Geokinetics Inc.	13,371	96
*	Evergreen Energy Inc.	496,824	89
*	GeoMet Inc.	94,535	84
*	Uranium Resources Inc.	114,096	81
*	Evolution Petroleum Corp.	15,000	70

* Cubic Energy Inc.	26,928	29
		13,677,066
Financials (16.4%)
Bank of America Corp.	100,560,862	1,795,011
JPMorgan Chase & Co.	39,845,290	1,783,077
Wells Fargo & Co.	49,112,625	1,528,385
* Citigroup Inc.	214,339,444	868,075
Goldman Sachs Group Inc.	4,937,877	842,550
US Bancorp	19,337,202	500,447
American Express Co.	10,821,731	446,505
Bank of New York Mellon Corp.	12,176,514	376,011
* Berkshire Hathaway Inc. Class B	4,516,286	367,039
Morgan Stanley	12,371,159	362,351
MetLife Inc.	8,279,107	358,816
PNC Financial Services Group Inc.	5,228,862	312,163
Travelers Cos. Inc.	5,524,689	298,002
Prudential Financial Inc.	4,671,595	282,631
Aflac Inc.	4,731,321	256,863
Simon Property Group Inc.	2,886,177	242,150
State Street Corp.	5,002,037	225,792
BB&T Corp.	6,952,971	225,207
CME Group Inc.	672,622	212,623
Capital One Financial Corp.	4,549,730	188,404
Charles Schwab Corp.	9,988,817	186,691
Franklin Resources Inc.	1,622,825	179,971
Chubb Corp.	3,454,096	179,095
ACE Ltd.	3,401,972	177,923
Allstate Corp.	5,153,961	166,524
T Rowe Price Group Inc.	2,604,236	143,051
SunTrust Banks Inc.	5,047,323	135,218
Marsh & McLennan Cos. Inc.	5,334,505	130,269
Loews Corp.	3,475,589	129,570
Vornado Realty Trust	1,640,657	124,198
Progressive Corp.	6,477,157	123,649
Northern Trust Corp.	2,198,033	121,463
Hartford Financial Services Group Inc.	4,227,860	120,156
Public Storage	1,285,950	118,295
Ameriprise Financial Inc.	2,578,900	116,979
Equity Residential	2,792,815	109,339
AON Corp.	2,493,255	106,487
Boston Properties Inc.	1,403,070	105,848
Fifth Third Bancorp	7,641,491	103,848
* Berkshire Hathaway Inc. Class A	848	103,286
HCP Inc.	2,964,936	97,843
Annaly Capital Management Inc.	5,590,941	96,052
Invesco Ltd.	4,336,408	95,011
Regions Financial Corp.	12,013,957	94,310
Principal Financial Group Inc.	3,225,383	94,213
Lincoln National Corp.	3,054,881	93,785
Host Hotels & Resorts Inc.	6,382,368	93,502
* Genworth Financial Inc. Class A	4,940,918	90,616
Unum Group	3,355,219	83,109
Discover Financial Services	5,488,936	81,785
NYSE Euronext	2,630,032	77,875
Ventas Inc.	1,584,109	75,213
AvalonBay Communities Inc.	823,903	71,144
* IntercontinentalExchange Inc.	630,155	70,691

	KeyCorp	8,885,008	68,859
	Hudson City Bancorp Inc.	4,781,577	67,707
	New York Community Bancorp Inc.	4,068,106	67,286
	Comerica Inc.	1,759,995	66,950
	XL Capital Ltd. Class A	3,459,565	65,386
	Plum Creek Timber Co. Inc.	1,646,712	64,074
	Kimco Realty Corp.	4,062,520	63,538
	ProLogis	4,788,421	63,207
^	M&T Bank Corp.	776,690	61,654
	Moody's Corp.	2,033,377	60,493
*	SLM Corp.	4,800,425	60,101
	People's United Financial Inc.	3,784,231	59,185
	Health Care REIT Inc.	1,244,885	56,306
	PartnerRe Ltd.	679,271	54,151
	Willis Group Holdings PLC	1,702,661	53,276
*	TD Ameritrade Holding Corp.	2,675,422	50,994
	BlackRock Inc.	232,564	50,643
	Everest Re Group Ltd.	611,517	49,490
*	Leucadia National Corp.	1,967,441	48,812
	Legg Mason Inc.	1,633,107	46,821
*	Arch Capital Group Ltd.	599,094	45,681
	Cincinnati Financial Corp.	1,565,284	45,237
	Federal Realty Investment Trust	619,782	45,126
	Torchmark Corp.	837,541	44,817
	SL Green Realty Corp.	781,095	44,733
	Axis Capital Holdings Ltd.	1,369,297	42,804
*,^ American International Group Inc.		1,226,945	41,888
	Assurant Inc.	1,186,452	40,790
	Marshall & Ilsley Corp.	5,044,416	40,608
	AMB Property Corp.	1,482,032	40,371
	Nationwide Health Properties Inc.	1,135,623	39,917
*	CB Richard Ellis Group Inc. Class A	2,518,069	39,911
	Digital Realty Trust Inc.	735,531	39,866
	Huntington Bancshares Inc.	7,235,364	38,854
	Liberty Property Trust	1,140,114	38,695
	Reinsurance Group of America Inc. Class A	736,612	38,687
	WR Berkley Corp.	1,464,372	38,205
	Macerich Co.	991,412	37,981
*	MSCI Inc. Class A	1,046,847	37,791
	Eaton Vance Corp.	1,125,339	37,744
	Rayonier Inc.	804,330	36,541
	RenaissanceRe Holdings Ltd.	631,369	35,836
*	Markel Corp.	94,509	35,409
	Assured Guaranty Ltd.	1,586,815	34,862
	Transatlantic Holdings Inc.	651,118	34,379
*	Affiliated Managers Group Inc.	425,674	33,628
	Regency Centers Corp.	894,853	33,530
	Fidelity National Financial Inc. Class A	2,216,474	32,848
^	Realty Income Corp.	1,056,266	32,417
*	AmeriCredit Corp.	1,350,491	32,088
*	First Horizon National Corp.	2,278,742	32,016
*	NASDAQ OMX Group Inc.	1,497,564	31,629
	HCC Insurance Holdings Inc.	1,139,391	31,447
*	E*Trade Financial Corp.	18,889,684	31,168
	Waddell & Reed Financial Inc.	863,793	31,131
	First American Corp.	918,135	31,070
	Old Republic International Corp.	2,437,525	30,908
	Jones Lang LaSalle Inc.	423,566	30,874

	Cullen/Frost Bankers Inc.	546,220	30,479
*,^ St. Joe Co.		935,224	30,254
	Alexandria Real Estate Equities Inc.	447,493	30,251
	Hospitality Properties Trust	1,250,196	29,942
	SEI Investments Co.	1,350,791	29,677
	Commerce Bancshares Inc.	715,004	29,415
^	Zions Bancorporation	1,330,387	29,029
	White Mountains Insurance Group Ltd.	80,781	28,677
	Senior Housing Properties Trust	1,290,217	28,578
	Duke Realty Corp.	2,268,267	28,126
	Mack-Cali Realty Corp.	795,965	28,058
	UDR Inc.	1,548,786	27,321
	First Niagara Financial Group Inc.	1,905,104	27,091
	Camden Property Trust	650,277	27,071
	Raymond James Financial Inc.	997,301	26,668
	Essex Property Trust Inc.	294,980	26,533
	Janus Capital Group Inc.	1,841,827	26,320
	Validus Holdings Ltd.	938,416	25,835
	Developers Diversified Realty Corp.	2,102,058	25,582
	Arthur J Gallagher & Co.	1,031,771	25,330
	Chimera Investment Corp.	6,454,979	25,110
	Weingarten Realty Investors	1,152,438	24,847
	Federated Investors Inc. Class B	934,978	24,665
	Aspen Insurance Holdings Ltd.	841,662	24,274
	Jefferies Group Inc.	1,022,068	24,192
	City National Corp.	443,510	23,936
	StanCorp Financial Group Inc.	497,634	23,702
	Corporate Office Properties Trust SBI	589,762	23,667
	Washington Federal Inc.	1,138,376	23,132
	Highwoods Properties Inc.	720,925	22,875
	Apollo Investment Corp.	1,779,155	22,649
	Hanover Insurance Group Inc.	512,091	22,332
	Associated Banc-Corp	1,613,015	22,260
	Brown & Brown Inc.	1,224,237	21,938
	Valley National Bancorp	1,424,207	21,890
	Apartment Investment & Management Co.	1,187,150	21,855
	Bank of Hawaii Corp.	486,035	21,847
	American Financial Group Inc.	766,424	21,805
	Taubman Centers Inc.	541,362	21,611
	MFA Financial Inc.	2,845,352	20,942
	TCF Financial Corp.	1,279,515	20,395
	HRPT Properties Trust	2,571,599	20,007
	Ares Capital Corp.	1,328,870	19,720
	BRE Properties Inc.	549,981	19,662
*	SVB Financial Group	412,227	19,234
	Allied World Assurance Co. Holdings Ltd.	427,303	19,165
	National Retail Properties Inc.	834,837	19,059
	Protective Life Corp.	865,964	19,043
	Popular Inc.	6,479,509	18,855
	Greenhill & Co. Inc.	228,756	18,779
	FirstMerit Corp.	868,763	18,739
	Platinum Underwriters Holdings Ltd.	504,806	18,718
	Washington Real Estate Investment Trust	604,456	18,466
*	ProAssurance Corp.	313,129	18,331
	Endurance Specialty Holdings Ltd.	490,226	18,212
	Fulton Financial Corp.	1,787,183	18,211
	CBL & Associates Properties Inc.	1,325,426	18,158
*	Forest City Enterprises Inc. Class A	1,222,924	17,622

	Tanger Factory Outlet Centers	408,126	17,615
	Entertainment Properties Trust	425,131	17,486
*	Alleghany Corp.	60,023	17,455
^	Prosperity Bancshares Inc.	422,643	17,328
	Omega Healthcare Investors Inc.	888,473	17,316
	Westamerica Bancorporation	295,600	17,041
	BioMed Realty Trust Inc.	993,850	16,438
	LaSalle Hotel Properties	700,173	16,314
	BancorpSouth Inc.	761,672	15,965
	Brandywine Realty Trust	1,306,159	15,948
	Home Properties Inc.	340,487	15,935
	Equity Lifestyle Properties Inc.	292,089	15,738
	Iberiabank Corp.	262,137	15,731
*	Signature Bank	410,997	15,227
	Mid-America Apartment Communities Inc.	293,068	15,178
	Douglas Emmett Inc.	984,197	15,127
*	Stifel Financial Corp.	277,032	14,890
	Wilmington Trust Corp.	894,141	14,816
	Trustmark Corp.	605,389	14,790
*	Conseco Inc.	2,368,635	14,733
	CapitalSource Inc.	2,624,524	14,671
	American Campus Communities Inc.	529,633	14,650
	American Capital Ltd.	2,864,949	14,554
	Zenith National Insurance Corp.	378,271	14,495
	Synovus Financial Corp.	4,391,088	14,447
	BOK Financial Corp.	274,061	14,372
	Unitrin Inc.	505,022	14,166
	Potlatch Corp.	403,498	14,139
*	Pinnacle Financial Partners Inc.	931,554	14,076
	Healthcare Realty Trust Inc.	602,234	14,026
*	Knight Capital Group Inc. Class A	897,102	13,681
	Montpelier Re Holdings Ltd.	808,173	13,585
	Whitney Holding Corp.	979,557	13,508
	Kilroy Realty Corp.	437,899	13,505
	Erie Indemnity Co. Class A	310,898	13,409
	Radian Group Inc.	841,608	13,163
*	PHH Corp.	556,465	13,116
	Northwest Bancshares Inc.	1,106,858	12,994
	East West Bancorp Inc.	743,118	12,945
	Umpqua Holdings Corp.	955,559	12,671
	DiamondRock Hospitality Co.	1,239,758	12,534
	TFS Financial Corp.	937,779	12,519
	UMB Financial Corp.	307,827	12,498
	Hancock Holding Co.	298,308	12,472
	Susquehanna Bancshares Inc.	1,259,083	12,352
	Delphi Financial Group Inc.	488,086	12,280
	NewAlliance Bancshares Inc.	971,930	12,266
	Mercury General Corp.	277,778	12,144
	Astoria Financial Corp.	836,216	12,125
	Webster Financial Corp.	685,121	11,983
	International Bancshares Corp.	520,703	11,971
*,^ MGIC Investment Corp.		1,087,289	11,928
*,^ Federal National Mortgage Assn.		11,311,623	11,877
	Cash America International Inc.	298,063	11,768
	Redwood Trust Inc.	747,129	11,521
	Wintrust Financial Corp.	305,408	11,364
	Max Capital Group Ltd.	490,628	11,280
*	Sunstone Hotel Investors Inc.	998,279	11,151

^	United Bankshares Inc.	424,607	11,133
*	Texas Capital Bancshares Inc.	582,782	11,067
	DCT Industrial Trust Inc.	2,101,765	10,992
	MB Financial Inc.	487,098	10,974
	Glacier Bancorp Inc.	717,813	10,932
	Post Properties Inc.	491,612	10,825
	RLI Corp.	186,358	10,626
	PS Business Parks Inc.	198,449	10,597
*	MBIA Inc.	1,683,672	10,557
	Extra Space Storage Inc.	832,087	10,551
	Old National Bancorp	882,850	10,550
	Franklin Street Properties Corp.	728,689	10,515
	First Financial Bancorp	577,985	10,282
	Argo Group International Holdings Ltd.	315,493	10,282
*	Allied Capital Corp.	2,016,502	10,022
	EastGroup Properties Inc.	264,526	9,983
	First Midwest Bancorp Inc.	721,922	9,782
	National Health Investors Inc.	250,012	9,690
*	Ashford Hospitality Trust Inc.	1,351,341	9,689
	DuPont Fabros Technology Inc.	446,874	9,648
	Sovran Self Storage Inc.	273,633	9,539
	Tower Group Inc.	428,420	9,498
*,^ Federal Home Loan Mortgage Corp.		7,472,617	9,490
	Hatteras Financial Corp.	367,586	9,473
	FNB Corp.	1,155,032	9,367
*	Portfolio Recovery Associates Inc.	170,333	9,346
	American National Insurance Co.	81,124	9,211
	Capstead Mortgage Corp.	751,403	8,987
*	United Community Banks Inc.	2,029,869	8,952
	Selective Insurance Group	533,419	8,855
	First Financial Bankshares Inc.	168,817	8,703
*	KBW Inc.	316,393	8,511
*	Western Alliance Bancorp	1,483,791	8,443
	Medical Properties Trust Inc.	805,360	8,440
	First Citizens BancShares Inc. Class A	41,564	8,261
	Equity One Inc.	427,854	8,082
*	Piper Jaffray Cos.	198,346	7,993
*	MF Global Holdings Ltd.	985,771	7,955
	PacWest Bancorp	348,278	7,948
	Capitol Federal Financial	212,126	7,946
*,^ iStar Financial Inc.		1,729,942	7,940
	Community Bank System Inc.	346,926	7,903
*	Ocwen Financial Corp.	709,394	7,867
	NBT Bancorp Inc.	340,465	7,780
	CVB Financial Corp.	767,605	7,622
*	Investment Technology Group Inc.	454,139	7,580
^	Prospect Capital Corp.	623,066	7,570
	American Capital Agency Corp.	294,075	7,528
	Acadia Realty Trust	415,919	7,428
	Cousins Properties Inc.	879,985	7,313
*	Ezcorp Inc. Class A	351,673	7,244
*	Nara Bancorp Inc.	822,972	7,209
	Cathay General Bancorp	617,340	7,192
*	optionsXpress Holdings Inc.	440,822	7,181
	PrivateBancorp Inc. Class A	519,541	7,118
	National Penn Bancshares Inc.	1,018,675	7,029
	Employers Holdings Inc.	469,988	6,979
	Colonial Properties Trust	534,829	6,889

Inland Real Estate Corp.	747,576	6,840
Investors Real Estate Trust	756,277	6,822
S&T Bancorp Inc.	325,171	6,796
Park National Corp.	106,011	6,606
Anworth Mortgage Asset Corp.	975,722	6,576
* Interactive Brokers Group Inc.	404,364	6,530
* Greenlight Capital Re Ltd. Class A	242,323	6,465
LTC Properties Inc.	238,506	6,454
* Pico Holdings Inc.	167,526	6,230
Provident Financial Services Inc.	517,359	6,157
Infinity Property & Casualty Corp.	135,429	6,154
Lexington Realty Trust	937,692	6,104
Horace Mann Educators Corp.	402,365	6,060
* Dollar Financial Corp.	250,527	6,028
* First Cash Financial Services Inc.	272,827	5,885
* Riskmetrics Group Inc.	258,189	5,838
Brookline Bancorp Inc.	546,711	5,817
Getty Realty Corp.	246,150	5,760
* Investors Bancorp Inc.	434,776	5,739
* Navigators Group Inc.	144,743	5,693
Harleysville National Corp.	840,532	5,632
City Holding Co.	157,137	5,388
Columbia Banking System Inc.	263,913	5,360
* Forestar Group Inc.	283,009	5,343
Trustco Bank Corp.	851,756	5,255
Bank of the Ozarks Inc.	149,127	5,248
U-Store-It Trust	722,395	5,201
Hersha Hospitality Trust	1,003,050	5,196
Nelnet Inc. Class A	276,696	5,135
BlackRock Kelso Capital Corp.	515,388	5,133
American Equity Investment Life Holding Co.	481,253	5,125
First Potomac Realty Trust	340,602	5,119
First Commonwealth Financial Corp.	754,786	5,065
* Alexander's Inc.	16,907	5,057
* World Acceptance Corp.	139,448	5,031
Safety Insurance Group Inc.	133,038	5,012
Saul Centers Inc.	120,308	4,981
* Hilltop Holdings Inc.	415,338	4,880
Hercules Technology Growth Capital Inc.	459,815	4,869
Harleysville Group Inc.	143,452	4,843
Sterling Bancshares Inc.	845,306	4,717
Chemical Financial Corp.	193,747	4,576
^ Pennsylvania Real Estate Investment Trust	365,306	4,555
* Enstar Group Ltd.	65,785	4,550
* National Financial Partners Corp.	322,399	4,546
* FBR Capital Markets Corp.	975,788	4,440
MarketAxess Holdings Inc.	281,516	4,428
Dime Community Bancshares	349,695	4,417
Government Properties Income Trust	168,169	4,374
Home Bancshares Inc.	165,199	4,368
Fifth Street Finance Corp.	375,907	4,364
Boston Private Financial Holdings Inc.	590,124	4,349
* Maguire Properties Inc.	1,399,161	4,309
Sun Communities Inc.	168,742	4,252
SCBT Financial Corp.	112,158	4,154
American Physicians Capital Inc.	129,955	4,152
* Broadpoint Gleacher Securities Inc.	1,024,976	4,100
Oriental Financial Group Inc.	301,533	4,071

*	LaBranche & Co. Inc.	763,608	4,017
	Meadowbrook Insurance Group Inc.	506,115	3,998
*	AMERISAFE Inc.	243,589	3,988
*	CNA Surety Corp.	222,931	3,966
	National Western Life Insurance Co. Class A	21,325	3,931
*	Altisource Portfolio Solutions SA	173,787	3,893
	Provident New York Bancorp	409,944	3,886
	BGC Partners Inc. Class A	633,773	3,872
*	Safeguard Scientifics Inc.	294,803	3,832
	Evercore Partners Inc. Class A	126,948	3,808
^	Life Partners Holdings Inc.	170,879	3,788
	GAMCO Investors Inc.	81,869	3,725
	Universal Health Realty Income Trust	105,175	3,717
	Independent Bank Corp.	148,805	3,670
	Community Trust Bancorp Inc.	134,470	3,643
	Bank Mutual Corp.	557,313	3,623
*,^ Ambac Financial Group Inc.		6,489,745	3,613
	PennantPark Investment Corp.	347,176	3,597
*	PMI Group Inc.	661,155	3,583
	Compass Diversified Holdings	233,205	3,559
*	Citizens Inc.	514,415	3,555
*	Beneficial Mutual Bancorp Inc.	365,950	3,469
	Cedar Shopping Centers Inc.	436,158	3,450
	Simmons First National Corp. Class A	125,023	3,447
	Duff & Phelps Corp. Class A	205,655	3,443
*	Credit Acceptance Corp.	82,579	3,406
*	Tejon Ranch Co.	111,282	3,396
*	First Industrial Realty Trust Inc.	432,761	3,358
	WesBanco Inc.	205,151	3,336
*	eHealth Inc.	210,905	3,322
	Suffolk Bancorp	107,092	3,289
	Glimcher Realty Trust	645,557	3,273
	Flagstone Reinsurance Holdings Ltd.	284,254	3,258
	Amtrust Financial Services Inc.	232,479	3,243
	OneBeacon Insurance Group Ltd. Class A	187,692	3,238
	Cohen & Steers Inc.	128,719	3,213
	FBL Financial Group Inc. Class A	130,496	3,195
	Oritani Financial Corp.	197,546	3,175
	United Fire & Casualty Co.	175,260	3,153
	Arrow Financial Corp.	117,022	3,147
	Wilshire Bancorp Inc.	284,782	3,141
	Parkway Properties Inc.	167,028	3,137
	1st Source Corp.	177,362	3,113
	GFI Group Inc.	532,356	3,077
^	First BanCorp	1,274,840	3,072
	Calamos Asset Management Inc. Class A	210,888	3,024
	Resource Capital Corp.	444,271	3,003
	Cardinal Financial Corp.	280,747	2,998
*	GLG Partners Inc.	971,612	2,983
*	MCG Capital Corp.	572,348	2,982
	Walter Investment Management Corp.	185,575	2,969
	Trico Bancshares	148,320	2,952
*	Citizens Republic Bancorp Inc.	2,476,043	2,922
	ESSA Bancorp Inc.	232,882	2,920
	SY Bancorp Inc.	128,171	2,916
*	Tree.com Inc.	318,615	2,915
	SWS Group Inc.	252,762	2,914
	CapLease Inc.	523,635	2,906

* FPIC Insurance Group Inc.	103,788	2,814
SeaBright Insurance Holdings Inc.	253,819	2,795
TICC Capital Corp.	422,393	2,784
Great Southern Bancorp Inc.	123,554	2,773
MVC Capital Inc.	203,781	2,765
StellarOne Corp.	206,723	2,764
^ TowneBank	197,607	2,759
Maiden Holdings Ltd.	372,732	2,754
* Penson Worldwide Inc.	273,010	2,749
Westfield Financial Inc.	298,738	2,745
* First Marblehead Corp.	966,074	2,744
State Auto Financial Corp.	151,736	2,724
Renasant Corp.	168,143	2,721
Flushing Financial Corp.	213,820	2,707
Ramco-Gershenson Properties Trust	240,304	2,706
NorthStar Realty Finance Corp.	637,971	2,686
* United America Indemnity Ltd. Class A	279,508	2,675
* Strategic Hotels & Resorts Inc.	622,422	2,645
OceanFirst Financial Corp.	232,502	2,641
Kearny Financial Corp.	250,578	2,614
Washington Trust Bancorp Inc.	137,477	2,563
* TradeStation Group Inc.	364,980	2,558
Agree Realty Corp.	110,657	2,530
* Phoenix Cos. Inc.	1,039,252	2,515
Camden National Corp.	77,712	2,495
* FelCor Lodging Trust Inc.	435,459	2,482
Invesco Mortgage Capital Inc.	106,557	2,451
Consolidated-Tomoka Land Co.	77,682	2,448
First Financial Corp.	84,390	2,444
Tompkins Financial Corp.	66,137	2,413
Northfield Bancorp Inc.	166,521	2,411
WSFS Financial Corp.	61,278	2,390
Mission West Properties Inc.	345,264	2,375
Associated Estates Realty Corp.	171,539	2,366
Sandy Spring Bancorp Inc.	156,041	2,341
* Virginia Commerce Bancorp Inc.	350,953	2,334
* Seacoast Banking Corp. of Florida	1,338,114	2,288
Southside Bancshares Inc.	104,340	2,251
One Liberty Properties Inc.	134,578	2,242
Bancfirst Corp.	52,620	2,205
* Bancorp Inc.	244,900	2,180
Urstadt Biddle Properties Inc. Class A	136,940	2,165
* Metro Bancorp Inc.	156,374	2,153
NYMAGIC Inc.	100,618	2,136
Cogdell Spencer Inc.	287,782	2,130
Federal Agricultural Mortgage Corp.	187,756	2,127
Sterling Bancorp	210,668	2,117
Danvers Bancorp Inc.	150,991	2,088
Gladstone Capital Corp.	173,509	2,047
Rewards Network Inc.	151,036	2,024
Univest Corp. of Pennsylvania	107,713	2,013
Lakeland Financial Corp.	105,626	2,012
Republic Bancorp Inc. Class A	106,201	2,001
First Mercury Financial Corp.	153,481	2,000
^ National Bankshares Inc.	73,377	2,000
Education Realty Trust Inc.	348,062	1,998
Kite Realty Group Trust	417,026	1,973
Capital Southwest Corp.	21,588	1,962

	Baldwin & Lyons Inc.	81,294	1,958
	Peoples Bancorp Inc.	117,356	1,934
	Diamond Hill Investment Group Inc.	28,163	1,932
	Donegal Group Inc. Class A	131,987	1,915
*,^ Taylor Capital Group Inc.		147,539	1,915
	US Global Investors Inc. Class A	193,533	1,914
	Stewart Information Services Corp.	138,648	1,913
	Medallion Financial Corp.	238,642	1,900
	Lakeland Bancorp Inc.	213,457	1,889
	National Interstate Corp.	90,526	1,875
	Presidential Life Corp.	187,505	1,869
*	Cardtronics Inc.	148,503	1,867
	Abington Bancorp Inc.	235,745	1,862
	First Financial Holdings Inc.	121,784	1,834
	Union First Market Bankshares Corp.	120,708	1,823
	Advance America Cash Advance Centers Inc.	310,980	1,810
*,^ Hanmi Financial Corp.		752,595	1,806
	Monmouth Real Estate Investment Corp. Class A	212,825	1,790
	Cypress Sharpridge Investments Inc.	133,663	1,788
	First Bancorp	131,963	1,784
*	Eagle Bancorp Inc.	147,481	1,748
*,^ Pacific Capital Bancorp NA		950,704	1,721
	First Merchants Corp.	246,420	1,715
*	Harris & Harris Group Inc.	370,940	1,710
^	Capital City Bank Group Inc.	119,314	1,700
*	RAIT Financial Trust	852,557	1,688
*	Encore Capital Group Inc.	99,361	1,634
*	Guaranty Bancorp	1,017,448	1,618
	Westwood Holdings Group Inc.	43,734	1,609
	BankFinancial Corp.	174,024	1,596
	West Bancorporation Inc.	240,498	1,582
	Centerstate Banks Inc.	127,005	1,556
	EMC Insurance Group Inc.	68,723	1,548
	Berkshire Hills Bancorp Inc.	83,779	1,536
	Oppenheimer Holdings Inc. Class A	60,048	1,532
*	BankAtlantic Bancorp Inc. Class A	863,984	1,529
	American Physicians Service Group Inc.	60,994	1,525
*	Virtus Investment Partners Inc.	71,975	1,500
*	International Assets Holding Corp.	100,173	1,500
	Clifton Savings Bancorp Inc.	161,213	1,494
	Heartland Financial USA Inc.	93,060	1,486
^	German American Bancorp Inc.	97,870	1,481
	Kohlberg Capital Corp.	257,191	1,456
	Student Loan Corp.	40,964	1,455
^	CompuCredit Holdings Corp.	280,713	1,448
	Ames National Corp.	71,088	1,425
	First of Long Island Corp.	58,903	1,420
	NGP Capital Resources Co.	165,938	1,414
	Sanders Morris Harris Group Inc.	224,985	1,393
*	PMA Capital Corp. Class A	226,266	1,389
	MainSource Financial Group Inc.	201,401	1,355
*	Primus Guaranty Ltd.	321,798	1,352
^	Smithtown Bancorp Inc.	326,677	1,349
	Bryn Mawr Bank Corp.	72,648	1,319
	Bancorp Rhode Island Inc.	47,973	1,312
	Gladstone Commercial Corp.	90,542	1,308
	First Bancorp Inc.	80,666	1,286
	First Community Bancshares Inc.	102,975	1,274

	ViewPoint Financial Group	76,669	1,243
	Merchants Bancshares Inc.	56,567	1,228
	LSB Corp.	96,899	1,210
*,^ Newcastle Investment Corp.		371,804	1,201
*	Sun Bancorp Inc.	300,283	1,183
*	NewStar Financial Inc.	181,654	1,159
	Penns Woods Bancorp Inc.	34,136	1,145
	United Financial Bancorp Inc.	80,744	1,129
	Center Bancorp Inc.	135,366	1,125
	First South Bancorp Inc.	89,864	1,123
	Ameris Bancorp	123,650	1,117
	American National Bankshares Inc.	54,677	1,102
^	Old Second Bancorp Inc.	166,567	1,098
	South Financial Group Inc.	1,560,823	1,079
	First Financial Northwest Inc.	157,223	1,074
	Peapack Gladstone Financial Corp.	67,818	1,065
	Thomas Properties Group Inc.	313,390	1,044
*	Grubb & Ellis Co.	467,551	1,029
	BRT Realty Trust	151,060	997
	Southwest Bancorp Inc.	120,524	997
*	Cowen Group Inc. Class A	175,894	996
	Care Investment Trust Inc.	109,745	979
^	BancTrust Financial Group Inc.	201,005	975
*	Meridian Interstate Bancorp Inc.	93,403	971
	ESB Financial Corp.	75,238	970
*,^ Arbor Realty Trust Inc.		296,640	961
	Gladstone Investment Corp.	160,567	960
*	Center Financial Corp.	196,768	954
	Financial Institutions Inc.	64,801	947
	First Busey Corp.	211,602	935
	Shore Bancshares Inc.	64,560	920
*	Thomas Weisel Partners Group Inc.	232,748	912
*	Heritage Financial Corp.	60,034	906
	Eastern Insurance Holdings Inc.	86,093	873
^	Asta Funding Inc.	121,304	854
*	Ladenburg Thalmann Financial Services Inc.	877,990	825
*	Republic First Bancorp Inc.	212,839	824
*	Crawford & Co. Class B	201,230	819
*	Marlin Business Services Corp.	79,755	809
*	Asset Acceptance Capital Corp.	127,683	806
	Enterprise Financial Services Corp.	70,392	779
	Meta Financial Group Inc.	30,830	775
	Rome Bancorp Inc.	87,903	761
*	First Acceptance Corp.	367,252	749
*	American Safety Insurance Holdings Ltd.	44,940	746
	TF Financial Corp.	38,622	737
	Winthrop Realty Trust	61,130	736
	Eastern Virginia Bankshares Inc.	95,870	724
	K-Fed Bancorp	80,583	719
	Sierra Bancorp	55,532	716
	Citizens & Northern Corp.	56,860	714
^	United Security Bancshares	47,289	708
*,^ Sterling Financial Corp.		1,238,606	706
*,^ Green Bankshares Inc.		86,485	706
	Norwood Financial Corp.	25,774	696
	CoBiz Financial Inc.	108,639	677
	UMH Properties Inc.	82,202	672
*	First Keystone Financial Inc.	50,444	668

^	First United Corp.	111,259	668
	Arlington Asset Investment Corp. Class A	37,370	666
	Mercer Insurance Group Inc.	36,552	658
	Alliance Financial Corp.	22,237	656
*	Intervest Bancshares Corp. Class A	165,107	652
*	Pacific Mercantile Bancorp	236,891	651
	PMC Commercial Trust	87,483	640
	State Bancorp Inc.	79,925	629
	Kansas City Life Insurance Co.	19,744	623
	Pacific Continental Corp.	59,102	621
*	Avatar Holdings Inc.	28,340	616
*,^ W Holding Co. Inc.		61,285	613
*	Waterstone Financial Inc.	168,185	609
*	Gramercy Capital Corp.	215,446	601
	Alliance Bancorp Inc. of Pennsylvania	69,673	594
*	Cape Bancorp Inc.	71,214	575
	Main Street Capital Corp.	36,753	574
*	Stratus Properties Inc.	57,885	572
	Washington Banking Co.	44,861	565
	Bank of Marin Bancorp	16,895	559
*	Cohen & Co. Inc.	98,792	557
^	Bridge Bancorp Inc.	23,555	551
	Citizens South Banking Corp.	87,282	548
	First Place Financial Corp.	135,084	539
	Urstadt Biddle Properties Inc.	37,652	535
*	NewBridge Bancorp	150,777	535
	West Coast Bancorp	205,801	531
	Horizon Bancorp	26,892	519
*	Maui Land & Pineapple Co. Inc.	82,565	514
	Cheviot Financial Corp.	55,789	514
	Resource America Inc. Class A	105,971	509
	Century Bancorp Inc. Class A	26,409	507
	Dynex Capital Inc.	55,325	498
	CFS Bancorp Inc.	110,858	491
^	Banner Corp.	125,836	483
	United Western Bancorp Inc.	315,602	483
	Yadkin Valley Financial Corp.	111,161	478
*	AmeriServ Financial Inc.	276,057	469
*,^ Superior Bancorp		146,938	466
	Indiana Community Bancorp	50,894	466
*,^ Central Pacific Financial Corp.		274,550	461
	ECB Bancorp Inc.	37,395	460
	Wainwright Bank & Trust Co.	46,834	455
	Middleburg Financial Corp.	30,001	452
^	Ohio Valley Banc Corp.	19,930	429
	Roma Financial Corp.	33,899	425
	Mercantile Bank Corp.	106,988	420
	Firstbank Corp.	70,113	414
*	Heritage Commerce Corp.	98,860	413
*,^ Macatawa Bank Corp.		232,734	407
	Independence Holding Co.	42,503	403
	HopFed Bancorp Inc.	31,963	392
	Federal Agricultural Mortgage Corp. Class A	38,986	390
	Investors Title Co.	11,424	389
	Codorus Valley Bancorp Inc.	53,267	383
*	Hallmark Financial Services	41,687	375
	Commercial National Financial Corp.	21,501	367
	First Defiance Financial Corp.	36,223	367

	Bar Harbor Bankshares	11,975	365
	JMP Group Inc.	42,675	363
	Pulaski Financial Corp.	53,968	362
	Epoch Holding Corp.	30,231	341
	Farmers Capital Bank Corp.	39,599	339
*,^ Cascade Bancorp		615,629	339
*	Consumer Portfolio Services Inc.	150,551	337
	LNB Bancorp Inc.	75,880	337
	Hawthorn Bancshares Inc.	27,856	336
	Capital Bank Corp.	75,053	335
*,^ Capitol Bancorp Ltd.		138,217	334
	Pamrapo Bancorp Inc.	38,416	312
	Comm Bancorp Inc.	17,023	311
	Universal Insurance Holdings Inc.	60,860	308
	Hingham Institution for Savings	8,800	305
*	United Community Financial Corp.	198,347	299
	MutualFirst Financial Inc.	42,957	286
	VIST Financial Corp.	31,839	286
	Parkvale Financial Corp.	37,310	278
*	HMN Financial Inc.	49,017	270
*	Premierwest Bancorp	582,314	262
	Provident Financial Holdings Inc.	74,985	261
*	American Independence Corp.	41,159	257
*	Unity Bancorp Inc.	48,711	255
	Jefferson Bancshares Inc.	53,134	243
	Camco Financial Corp.	81,410	239
	Rockville Financial Inc.	18,914	231
	First Pactrust Bancorp Inc.	29,658	230
*,^ Bank of Florida Corp.		287,170	227
	Old Point Financial Corp.	14,777	218
	Porter Bancorp Inc.	16,054	210
	Wayne Savings Bancshares Inc.	23,970	203
*,^ Anchor Bancorp Wisconsin Inc.		178,717	197
	C&F Financial Corp.	9,833	195
	Tower Bancorp Inc.	7,213	193
	Peoples Financial Corp.	12,888	193
^	Independent Bank Corp.	275,184	193
*,^ United Security Bancshares		38,287	190
	Colony Bankcorp Inc.	31,934	186
*	Home Bancorp Inc.	13,105	183
	Ameriana Bancorp	68,107	180
	WSB Holdings Inc.	54,300	180
*,^ City Bank		159,099	180
	CNB Financial Corp.	11,579	179
*	Southern Community Financial Corp.	76,881	171
	Cadence Financial Corp.	91,911	168
*,^ Preferred Bank		119,772	163
*	Bank of Granite Corp.	131,501	159
*,^ First State Bancorporation		288,977	159
*	Royal Bancshares of Pennsylvania Inc.	64,132	158
*,^ Frontier Financial Corp.		80,179	156
	First M&F Corp.	48,652	155
	Citizens Holding Co.	6,279	155
*,^ Capital Trust Inc. Class A		94,664	147
	MBT Financial Corp.	103,204	142
	Legacy Bancorp Inc.	14,990	142
^	Hampton Roads Bankshares Inc.	91,000	142
*	BCSB Bancorp Inc.	14,710	138

*	Transcontinental Realty Investors Inc.	10,500	131
*	North Valley Bancorp	73,241	129
^	Integra Bank Corp.	207,677	129
*	Vestin Realty Mortgage II Inc.	74,163	128
*	Encore Bancshares Inc.	13,201	125
	First Federal Bancshares of Arkansas Inc.	31,337	120
	Midsouth Bancorp Inc.	7,232	119
*	Crawford & Co. Class A	39,287	119
*,^ Amcore Financial Inc.		233,264	106
*	HFF Inc. Class A	14,108	105
	First Security Group Inc.	44,571	96
	Atlantic Coast Federal Corp.	35,784	93
*	Midwest Banc Holdings Inc.	327,380	88
^	FNB United Corp.	71,605	87
*,^ TIB Financial Corp.		103,293	73
	Cascade Financial Corp.	37,178	73
	QC Holdings Inc.	12,637	65
*	Fox Chase Bancorp Inc.	5,558	60
	Community Bankers Trust Corp.	14,000	41
*	Northern States Financial Corp.	11,261	37
*	Community Capital Corp.	12,340	36
	California First National Bancorp	2,636	35
*,^ TierOne Corp.		102,307	33
	Auburn National Bancorporation Inc.	1,490	31
*	Nicholas Financial Inc.	3,659	28
*,^ PAB Bankshares Inc.		11,599	25
*	Valley National Bancorp Warrants Exp. 06/30/15	6,511	23
	United Bancshares Inc.	1,838	19
*	Firstcity Financial Corp.	2,602	18
	Summit Financial Group Inc.	4,051	16
*	SI Financial Group Inc.	1,122	7
	New Hampshire Thrift Bancshares Inc.	600	6
	Wilber Corp.	702	5
	Teton Advisors Inc. Class B	967	2
*	Gainsco Inc.	222	2
*	Central Jersey Bancorp	600	2
	National Security Group Inc.	100	1
			21,485,687
Health Care (12.4%)
	Johnson & Johnson	27,898,146	1,818,959
	Pfizer Inc.	81,593,716	1,399,332
	Merck & Co. Inc.	30,884,813	1,153,548
	Abbott Laboratories	15,639,600	823,894
*	Amgen Inc.	10,234,125	611,591
	Medtronic Inc.	11,191,319	503,945
	Bristol-Myers Squibb Co.	17,307,920	462,121
*	Gilead Sciences Inc.	9,099,504	413,845
	UnitedHealth Group Inc.	11,749,609	383,860
	Eli Lilly & Co.	10,456,403	378,731
	Baxter International Inc.	6,095,780	354,774
*	Medco Health Solutions Inc.	4,820,819	311,232
*	WellPoint Inc.	4,634,598	298,375
*	Celgene Corp.	4,647,299	287,947
*	Express Scripts Inc.	2,639,042	268,549
	Covidien PLC	5,048,782	253,853
*	Thermo Fisher Scientific Inc.	4,128,854	212,388
	Allergan Inc.	3,073,500	200,761

	Becton Dickinson and Co.	2,397,797	188,779
	McKesson Corp.	2,709,967	178,099
	Stryker Corp.	3,016,632	172,612
*	Biogen Idec Inc.	2,924,557	167,753
	Aetna Inc.	4,384,135	153,927
*	Genzyme Corp.	2,683,681	139,095
*	St. Jude Medical Inc.	3,380,192	138,757
*	Intuitive Surgical Inc.	386,200	134,448
	Cardinal Health Inc.	3,667,589	132,143
*	Zimmer Holdings Inc.	2,153,840	127,507
*	Boston Scientific Corp.	15,274,881	110,285
	CIGNA Corp.	2,765,005	101,144
*	Forest Laboratories Inc.	3,052,152	95,715
*	Life Technologies Corp.	1,803,407	94,264
*	Hospira Inc.	1,639,854	92,898
	Quest Diagnostics Inc.	1,589,594	92,657
	CR Bard Inc.	976,378	84,574
	AmerisourceBergen Corp. Class A	2,913,315	84,253
*	Laboratory Corp. of America Holdings	1,074,100	81,320
*	Humana Inc.	1,717,637	80,334
*	Vertex Pharmaceuticals Inc.	1,945,715	79,521
*,^ Mylan Inc.		3,090,373	70,182
*	Varian Medical Systems Inc.	1,262,340	69,845
*	DaVita Inc.	1,033,478	65,523
*	Waters Corp.	960,520	64,874
*	Cerner Corp.	702,129	59,723
*	Millipore Corp.	562,422	59,392
*	Edwards Lifesciences Corp.	572,457	56,605
*	Human Genome Sciences Inc.	1,825,555	55,132
*	Henry Schein Inc.	915,141	53,902
*	Cephalon Inc.	755,783	51,227
	DENTSPLY International Inc.	1,462,499	50,968
*	CareFusion Corp.	1,905,198	50,354
*	Illumina Inc.	1,265,035	49,210
*	Alexion Pharmaceuticals Inc.	896,937	48,766
*	Hologic Inc.	2,612,263	48,431
*	Dendreon Corp.	1,326,439	48,375
*	ResMed Inc.	760,008	48,375
	Perrigo Co.	788,874	46,323
	Beckman Coulter Inc.	702,158	44,096
*	Watson Pharmaceuticals Inc.	1,020,318	42,619
*	Covance Inc.	648,102	39,787
*	Mettler-Toledo International Inc.	341,706	37,314
*	Coventry Health Care Inc.	1,505,022	37,204
*	OSI Pharmaceuticals Inc.	587,535	34,988
*	Community Health Systems Inc.	941,428	34,767
	Omnicare Inc.	1,207,595	34,163
*,^ IDEXX Laboratories Inc.		592,999	34,127
*	Valeant Pharmaceuticals International	783,265	33,610
	Universal Health Services Inc. Class B	921,845	32,348
*	Amylin Pharmaceuticals Inc.	1,434,658	32,265
*	Inverness Medical Innovations Inc.	800,736	31,189
*	Kinetic Concepts Inc.	648,982	31,028
*	Lincare Holdings Inc.	689,622	30,950
*	King Pharmaceuticals Inc.	2,512,726	29,550
*	Warner Chilcott PLC Class A	1,145,863	29,277
	Patterson Cos. Inc.	930,361	28,888
	PerkinElmer Inc.	1,183,030	28,274

*	Endo Pharmaceuticals Holdings Inc.	1,187,823	28,140
*	Tenet Healthcare Corp.	4,868,675	27,849
*	Mednax Inc.	471,500	27,437
*	United Therapeutics Corp.	491,037	27,169
*	Charles River Laboratories International Inc.	667,049	26,222
*	Health Net Inc.	1,053,226	26,194
	Teleflex Inc.	402,265	25,773
	Pharmaceutical Product Development Inc.	1,077,626	25,594
*	Gen-Probe Inc.	497,169	24,858
*	VCA Antech Inc.	866,568	24,290
*	BioMarin Pharmaceutical Inc.	1,021,582	23,874
*	Myriad Genetics Inc.	975,096	23,451
	Techne Corp.	358,561	22,837
*	InterMune Inc.	489,342	21,810
*	Health Management Associates Inc. Class A	2,518,040	21,655
*	Salix Pharmaceuticals Ltd.	555,854	20,706
	STERIS Corp.	595,173	20,034
*	Bio-Rad Laboratories Inc. Class A	192,840	19,963
	Owens & Minor Inc.	423,703	19,656
*	LifePoint Hospitals Inc.	527,027	19,384
*	Thoratec Corp.	577,386	19,314
*	Onyx Pharmaceuticals Inc.	630,610	19,095
	Cooper Cos. Inc.	457,287	17,779
*	Healthsouth Corp.	946,350	17,697
*	NuVasive Inc.	388,195	17,546
*	AMERIGROUP Corp.	517,965	17,217
*	Regeneron Pharmaceuticals Inc.	634,697	16,813
	Hill-Rom Holdings Inc.	603,843	16,431
*	Psychiatric Solutions Inc.	542,072	16,154
*	Emergency Medical Services Corp. Class A	282,557	15,979
*	Immucor Inc.	713,229	15,969
*	Sirona Dental Systems Inc.	419,091	15,938
*	Catalyst Health Solutions Inc.	381,397	15,782
*,^ Amedisys Inc.		284,124	15,689
*	Magellan Health Services Inc.	356,651	15,507
*	Varian Inc.	293,644	15,205
	Medicis Pharmaceutical Corp. Class A	601,888	15,144
*	Incyte Corp. Ltd.	1,080,135	15,079
*	Brookdale Senior Living Inc.	721,811	15,035
*	Auxilium Pharmaceuticals Inc.	478,995	14,925
*	Haemonetics Corp.	260,215	14,871
*	Nektar Therapeutics	946,833	14,401
*	PSS World Medical Inc.	604,110	14,203
	West Pharmaceutical Services Inc.	334,267	14,023
*	American Medical Systems Holdings Inc.	753,554	14,001
*	Parexel International Corp.	590,647	13,768
*	HMS Holdings Corp.	266,657	13,597
*	Dionex Corp.	179,983	13,459
*	Acorda Therapeutics Inc.	387,025	13,236
*	Cubist Pharmaceuticals Inc.	586,794	13,226
	Masimo Corp.	498,072	13,224
*	Allscripts-Misys Healthcare Solutions Inc.	663,463	12,977
*	WellCare Health Plans Inc.	428,585	12,772
	Chemed Corp.	229,245	12,466
*	Alkermes Inc.	956,723	12,409
*	Align Technology Inc.	640,596	12,389
*	Centene Corp.	488,452	11,742
	Quality Systems Inc.	189,391	11,636

*	Eclipsys Corp.	578,534	11,501
*	ev3 Inc.	682,156	10,819
*	Volcano Corp.	444,473	10,738
*	Viropharma Inc.	784,542	10,693
*	Isis Pharmaceuticals Inc.	950,821	10,383
*	Cepheid Inc.	593,723	10,378
*	Seattle Genetics Inc.	867,472	10,358
*	Bruker Corp.	667,605	9,780
*	Savient Pharmaceuticals Inc.	675,911	9,767
*	Impax Laboratories Inc.	535,238	9,570
*	Integra LifeSciences Holdings Corp.	217,426	9,530
*	Par Pharmaceutical Cos. Inc.	360,832	8,949
*	Healthspring Inc.	494,741	8,707
*	athenahealth Inc.	236,586	8,650
	Invacare Corp.	323,463	8,585
	Meridian Bioscience Inc.	410,839	8,369
*	Momenta Pharmaceuticals Inc.	541,381	8,104
*	Theravance Inc.	590,541	7,866
*	Gentiva Health Services Inc.	271,263	7,671
*	Facet Biotech Corp.	282,536	7,626
*	Martek Biosciences Corp.	335,819	7,559
	PDL BioPharma Inc.	1,180,510	7,331
*	inVentiv Health Inc.	326,195	7,326
*,^ AMAG Pharmaceuticals Inc.		209,651	7,319
*	Wright Medical Group Inc.	400,317	7,114
*	Halozyme Therapeutics Inc.	886,216	7,081
*	Conceptus Inc.	354,708	7,080
*	Exelixis Inc.	1,163,553	7,063
*,^ Vivus Inc.		807,576	7,042
	Computer Programs & Systems Inc.	179,229	7,004
*,^ Emeritus Corp.		343,043	6,981
*	Universal American Corp.	446,516	6,876
*,^ MannKind Corp.		1,033,896	6,782
*	Ariad Pharmaceuticals Inc.	1,972,348	6,706
*	Conmed Corp.	274,843	6,544
	Landauer Inc.	100,029	6,524
*	Amsurg Corp. Class A	301,294	6,505
*	Pharmasset Inc.	238,812	6,400
*	Luminex Corp.	375,627	6,322
*	Affymetrix Inc.	859,830	6,311
*	Celera Corp.	879,297	6,243
*,^ Geron Corp.		1,082,800	6,150
*	Healthways Inc.	376,465	6,050
*	Kindred Healthcare Inc.	327,762	5,916
*	Cyberonics Inc.	308,261	5,906
*	PharMerica Corp.	318,727	5,807
*	Alnylam Pharmaceuticals Inc.	337,730	5,748
*	Abaxis Inc.	209,701	5,702
*	Allos Therapeutics Inc.	767,310	5,701
*	Odyssey HealthCare Inc.	310,203	5,618
*	RehabCare Group Inc.	204,871	5,587
*	Phase Forward Inc.	411,634	5,380
*	DexCom Inc.	546,179	5,314
*	Bio-Reference Labs Inc.	119,587	5,258
	Analogic Corp.	118,510	5,064
*,^ Protalix BioTherapeutics Inc.		771,785	5,063
*	Enzon Pharmaceuticals Inc.	487,436	4,962
*	Zoll Medical Corp.	183,368	4,834

*	Questcor Pharmaceuticals Inc.	583,940	4,806
*	Genoptix Inc.	134,808	4,784
*	Hi-Tech Pharmacal Co. Inc.	215,225	4,765
*	LHC Group Inc.	141,440	4,742
*	NxStage Medical Inc.	411,450	4,711
*	MedAssets Inc.	224,215	4,709
*	Sun Healthcare Group Inc.	484,860	4,626
*	Hanger Orthopedic Group Inc.	254,186	4,621
	Cantel Medical Corp.	229,532	4,556
*	Greatbatch Inc.	207,830	4,404
*	Quidel Corp.	298,142	4,335
*	Orthofix International NV	118,796	4,322
*	Medicines Co.	550,521	4,316
*	Natus Medical Inc.	270,886	4,310
*	Insulet Corp.	278,681	4,205
*	ICU Medical Inc.	120,226	4,142
*	Neogen Corp.	161,330	4,049
*	Corvel Corp.	112,186	4,011
*	Merit Medical Systems Inc.	262,506	4,003
*,^ Sequenom Inc.		629,645	3,973
*	Air Methods Corp.	115,754	3,936
*	Micromet Inc.	486,681	3,932
*	BioScrip Inc.	491,070	3,919
*	Rigel Pharmaceuticals Inc.	476,787	3,800
*	Assisted Living Concepts Inc. Class A	114,709	3,767
*	Omnicell Inc.	268,337	3,765
*	Nabi Biopharmaceuticals	684,108	3,742
*	IPC The Hospitalist Co. Inc.	106,426	3,737
*	MWI Veterinary Supply Inc.	91,752	3,707
*	Abraxis Bioscience Inc.	71,339	3,692
*	Targacept Inc.	187,688	3,690
*	Orthovita Inc.	850,216	3,622
*	Pain Therapeutics Inc.	577,536	3,621
*,^ Novavax Inc.		1,556,994	3,597
*	Vanda Pharmaceuticals Inc.	302,382	3,490
*	CardioNet Inc.	453,260	3,467
*	Molina Healthcare Inc.	136,515	3,436
*	Immunogen Inc.	419,667	3,395
*	Inspire Pharmaceuticals Inc.	540,804	3,375
*	Emergent Biosolutions Inc.	198,004	3,324
*	SonoSite Inc.	103,444	3,322
*	Zymogenetics Inc.	577,988	3,312
*	Accuray Inc.	533,738	3,250
*	Spectranetics Corp.	468,608	3,238
*,^ Cell Therapeutics Inc.		5,789,038	3,130
*	OraSure Technologies Inc.	518,785	3,076
*	AMN Healthcare Services Inc.	347,299	3,056
*,^ Affymax Inc.		130,306	3,053
*	Immunomedics Inc.	914,297	3,035
*,^ Medivation Inc.		288,049	3,022
*	Optimer Pharmaceuticals Inc.	244,272	3,000
*	Obagi Medical Products Inc.	246,223	2,999
*	Cross Country Healthcare Inc.	294,560	2,978
*	eResearchTechnology Inc.	425,384	2,939
*	Cytokinetics Inc.	915,377	2,929
*	Somanetics Corp.	151,974	2,909
*	Pozen Inc.	300,922	2,883
*,^ Arena Pharmaceuticals Inc.		915,705	2,839

*	SurModics Inc.	134,269	2,812
*	US Physical Therapy Inc.	161,307	2,807
	America Service Group Inc.	174,107	2,801
*	Ligand Pharmaceuticals Inc. Class B	1,598,351	2,797
*,^ Cadence Pharmaceuticals Inc.		304,715	2,782
*	Res-Care Inc.	231,419	2,775
*	Endologix Inc.	679,576	2,745
*,^ BioCryst Pharmaceuticals Inc.		416,683	2,738
*	Santarus Inc.	506,995	2,728
*	Symmetry Medical Inc.	271,275	2,724
*	Lexicon Pharmaceuticals Inc.	1,833,391	2,713
*	Albany Molecular Research Inc.	322,010	2,689
*	Chindex International Inc.	220,012	2,598
*	Sunrise Senior Living Inc.	503,706	2,579
*	Almost Family Inc.	67,225	2,534
*	ABIOMED Inc.	242,831	2,508
*	Kendle International Inc.	142,398	2,489
*	Angiodynamics Inc.	158,489	2,476
*	NPS Pharmaceuticals Inc.	489,248	2,466
*	TomoTherapy Inc.	709,193	2,418
*	Triple-S Management Corp. Class B	134,069	2,380
*	Sciclone Pharmaceuticals Inc.	669,642	2,364
*	Matrixx Initiatives Inc.	462,067	2,343
*	Vital Images Inc.	143,892	2,327
*	Palomar Medical Technologies Inc.	211,921	2,301
*	Clinical Data Inc.	118,337	2,296
*	Accelrys Inc.	370,448	2,282
*	XenoPort Inc.	241,702	2,238
*	Stereotaxis Inc.	443,151	2,220
*	Sangamo Biosciences Inc.	406,634	2,204
*	Micrus Endovascular Corp.	106,493	2,100
*	AMICAS Inc.	348,333	2,097
*	Dyax Corp.	603,620	2,058
*	Kensey Nash Corp.	86,098	2,031
*	Durect Corp.	673,537	2,027
*	CryoLife Inc.	312,207	2,020
*	SuperGen Inc.	602,158	1,927
*	Spectrum Pharmaceuticals Inc.	417,790	1,926
*	Exactech Inc.	91,589	1,921
*,^ StemCells Inc.		1,638,845	1,901
*	IRIS International Inc.	185,176	1,891
*	Medical Action Industries Inc.	150,862	1,851
	Young Innovations Inc.	64,861	1,826
*	Five Star Quality Care Inc.	598,581	1,826
*	Cypress Bioscience Inc.	369,982	1,813
*	RTI Biologics Inc.	418,541	1,812
*	American Dental Partners Inc.	137,648	1,796
*	Penwest Pharmaceuticals Co.	520,634	1,796
*	Rochester Medical Corp.	139,700	1,791
	National Healthcare Corp.	50,203	1,776
*	Metabolix Inc.	145,389	1,771
*	Repligen Corp.	430,953	1,750
*	Alliance HealthCare Services Inc.	305,055	1,714
*,^ Genomic Health Inc.		96,629	1,700
*	Cerus Corp.	601,494	1,678
*,^ Cel-Sci Corp.		2,584,552	1,663
	Atrion Corp.	11,559	1,653
*	Cynosure Inc. Class A	146,240	1,644

*	Vascular Solutions Inc.	182,105	1,637
*	Maxygen Inc.	248,801	1,635
*	Progenics Pharmaceuticals Inc.	305,281	1,627
*	ATS Medical Inc.	624,817	1,625
*	Medidata Solutions Inc.	105,920	1,610
*	Ardea Biosciences Inc.	87,579	1,599
*	Enzo Biochem Inc.	262,899	1,583
*	Depomed Inc.	442,941	1,572
*	Rural/Metro Corp.	214,763	1,561
*	LCA-Vision Inc.	186,654	1,553
*	Alphatec Holdings Inc.	236,425	1,506
*	BMP Sunstone Corp.	297,571	1,506
*	Insmed Inc.	1,266,984	1,495
*	Capital Senior Living Corp.	284,006	1,494
	Ensign Group Inc.	85,148	1,476
*	Curis Inc.	480,127	1,474
*	Synovis Life Technologies Inc.	94,175	1,463
*	Neurocrine Biosciences Inc.	564,661	1,440
*	Medcath Corp.	135,569	1,419
*,^ GenVec Inc.		1,762,220	1,375
*	Icad Inc.	895,903	1,362
*	Chelsea Therapeutics International Inc.	381,814	1,355
*	Staar Surgical Co.	348,417	1,331
*	AVANIR Pharmaceuticals Inc.	572,639	1,329
*	Arqule Inc.	230,547	1,328
*	HealthTronics Inc.	370,869	1,328
*	Hansen Medical Inc.	579,107	1,326
*	Clarient Inc.	505,807	1,325
*	Orexigen Therapeutics Inc.	220,637	1,300
*	Pharmacyclics Inc.	206,775	1,290
*,^ SIGA Technologies Inc.		183,925	1,219
*	Cambrex Corp.	300,586	1,217
*	Skilled Healthcare Group Inc.	197,035	1,216
*	Cutera Inc.	116,719	1,210
*	Allied Healthcare International Inc.	444,827	1,210
*	Celldex Therapeutics Inc.	195,954	1,203
*	Vical Inc.	351,501	1,181
*	Anika Therapeutics Inc.	164,100	1,170
*,^ Electro-Optical Sciences Inc.		153,543	1,139
*,^ AVI BioPharma Inc.		954,111	1,135
*,^ Poniard Pharmaceuticals Inc.		985,498	1,133
*	Peregrine Pharmaceuticals Inc.	364,485	1,123
*	CPEX Pharmaceuticals Inc.	68,151	1,084
*,^ Osiris Therapeutics Inc.		142,569	1,055
*	National Dentex Corp.	105,876	1,046
*	MAP Pharmaceuticals Inc.	65,038	1,033
*	Adolor Corp.	568,918	1,024
	Utah Medical Products Inc.	36,349	1,023
*	Transcend Services Inc.	62,897	1,022
*	Opko Health Inc.	514,878	1,019
*,^ Hemispherx Biopharma Inc.		1,359,726	1,006
*,^ Delcath Systems Inc.		124,144	1,006
*	Synta Pharmaceuticals Corp.	231,181	996
*	Harvard Bioscience Inc.	254,628	985
*	Myriad Pharmaceuticals Inc.	217,996	985
*	Nighthawk Radiology Holdings Inc.	309,350	984
*	Idenix Pharmaceuticals Inc.	343,456	969
*,^ MAKO Surgical Corp.		71,136	959

*	PDI Inc.	123,052	925
	Psychemedics Corp.	119,181	912
*	Providence Service Corp.	59,105	898
*	XOMA Ltd.	1,507,184	861
*	Theragenics Corp.	517,163	859
*	BioMimetic Therapeutics Inc.	64,807	852
*	RadNet Inc.	255,990	814
*,^ Cytori Therapeutics Inc.		175,581	801
*	NMT Medical Inc.	171,536	777
*	Metropolitan Health Networks Inc.	238,949	772
*	Alexza Pharmaceuticals Inc.	285,876	768
*	Osteotech Inc.	190,347	746
*	Acadia Pharmaceuticals Inc.	478,337	722
*	Continucare Corp.	190,148	704
*	ISTA Pharmaceuticals Inc.	172,495	702
*	Array Biopharma Inc.	251,569	689
*	Biolase Technology Inc.	345,725	674
*	Akorn Inc.	438,025	670
*	Strategic Diagnostics Inc.	347,876	661
*	KV Pharmaceutical Co. Class A	372,252	655
*	Digirad Corp.	314,965	646
*	Anadys Pharmaceuticals Inc.	244,666	621
*	Idera Pharmaceuticals Inc.	99,374	617
*	Caliper Life Sciences Inc.	155,724	615
*	OncoGenex Pharmaceutical Inc.	29,954	615
*,^ Discovery Laboratories Inc.		1,150,142	598
*	Caraco Pharmaceutical Laboratories Ltd.	99,411	595
*	Corcept Therapeutics Inc.	199,574	569
*	Biodel Inc.	125,832	537
*	Oncothyreon Inc.	149,806	520
*	Columbia Laboratories Inc.	482,490	516
*	Health Grades Inc.	80,699	513
*	Entremed Inc.	745,509	507
*,^ Inovio Biomedical Corp.		378,168	503
*	AspenBio Pharma Inc.	201,356	459
*	Infinity Pharmaceuticals Inc.	72,026	439
*	Mediware Information Systems	48,575	435
*	BioSphere Medical Inc.	161,270	427
	Daxor Corp.	38,149	421
*	Nanosphere Inc.	86,978	417
*,^ Arrowhead Research Corp.		358,422	409
*,^ Generex Biotechnology Corp.		750,520	404
*,^ GTx Inc.		106,070	354
*	Dusa Pharmaceuticals Inc.	185,943	340
*	Telik Inc.	409,528	340
*	CytRx Corp.	296,478	329
*	Orchid Cellmark Inc.	171,951	327
*,^ Biosante Pharmaceuticals Inc.		180,965	324
*	Antigenics Inc.	442,458	322
*	Merge Healthcare Inc.	145,928	302
*	Amicus Therapeutics Inc.	94,265	301
*	Javelin Pharmaceuticals Inc.	229,173	296
*	Hooper Holmes Inc.	334,611	291
*	Dynavax Technologies Corp.	211,820	275
*	American Caresource Holdings Inc.	144,302	255
*	SenoRx Inc.	34,537	253
*	Exact Sciences Corp.	56,260	250
*	Lannett Co. Inc.	58,102	247

*,^ MiddleBrook Pharmaceuticals Inc.		729,455	219
*	Heska Corp.	244,014	200
*	CombiMatrix Corp.	39,894	200
*	MediciNova Inc.	23,807	179
*	Orthologic Corp.	195,946	176
*	Cardiac Science Corp.	89,496	167
*	Medtox Scientific Inc.	16,177	166
*,^ OXiGENE Inc.		132,409	163
*	Dialysis Corp. Of America	26,178	163
*	OTIX Global Inc.	36,147	159
*,^ Bovie Medical Corp.		24,200	151
*,^ Nexmed Inc.		316,001	147
*	Jazz Pharmaceuticals Inc.	12,800	140
*	Inhibitex Inc.	90,980	138
*	ThermoGenesis Corp.	196,394	138
*	Animal Health International Inc.	69,406	131
	MedQuist Inc.	16,400	128
*	TranS1 Inc.	39,302	128
*	Aastrom Biosciences Inc.	74,613	123
*	RXi Pharmaceuticals Corp.	25,117	115
*	Repros Therapeutics Inc.	150,333	101
*	Retractable Technologies Inc.	67,334	101
*	Cardiovascular Systems Inc.	18,200	97
	National Research Corp.	3,642	92
*	Combinatorx Inc.	74,800	89
*	Celsion Corp.	20,563	89
*	Synergetics USA Inc.	42,180	70
*	Biospecifics Technologies Corp.	2,500	69
*,^ Molecular Insight Pharmaceuticals Inc.		52,916	69
*	SCOLR Pharma Inc.	82,225	67
*	Sucampo Pharmaceuticals Inc. Class A	17,960	64
*	Quigley Corp.	29,374	59
*	IVAX Diagnostics Inc.	61,215	39
*	Vision-Sciences Inc.	36,185	34
*	Solta Medical Inc.	13,799	30
*	ARYx Therapeutics Inc.	32,996	29
*	AtriCure Inc.	2,940	17
*,^ Helicos BioSciences Corp.		14,000	11
*	BSD Medical Corp.	3,800	7
*	NovaMed Inc.	1,786	6
*	KV Pharmaceutical Co. Class B	500	1
*	Trubion Pharmaceuticals Inc.	104	—
*	Palatin Technologies Inc.	6	—
			16,235,718
Industrials (11.2%)
	General Electric Co.	107,660,263	1,959,417
	United Technologies Corp.	9,005,838	662,920
	3M Co.	6,800,501	568,318
	Boeing Co.	6,979,563	506,786
	United Parcel Service Inc. Class B	7,140,893	459,945
	Caterpillar Inc.	6,296,671	395,746
	Emerson Electric Co.	7,605,266	382,849
	Union Pacific Corp.	5,101,713	373,956
	Honeywell International Inc.	7,329,654	331,813
	FedEx Corp.	3,002,110	280,397
	Lockheed Martin Corp.	3,250,367	270,496
	General Dynamics Corp.	3,315,954	255,992

	Deere & Co.	4,276,777	254,297
	Danaher Corp.	2,761,045	220,635
	Raytheon Co.	3,855,184	220,208
	Norfolk Southern Corp.	3,720,140	207,919
	Illinois Tool Works Inc.	4,305,432	203,905
	CSX Corp.	3,969,627	202,054
	Northrop Grumman Corp.	3,014,072	197,633
	Tyco International Ltd.	4,800,017	183,601
	Precision Castparts Corp.	1,423,128	180,325
	Waste Management Inc.	4,704,085	161,962
	PACCAR Inc.	3,492,449	151,363
	Eaton Corp.	1,592,918	120,695
	Cummins Inc.	1,938,706	120,103
*	Delta Air Lines Inc.	7,883,451	115,020
	Ingersoll-Rand PLC	3,236,789	112,867
	Republic Services Inc. Class A	3,844,378	111,564
	L-3 Communications Holdings Inc.	1,175,563	107,717
	Parker Hannifin Corp.	1,625,229	105,217
	Rockwell Collins Inc.	1,589,942	99,514
	Southwest Airlines Co.	7,504,078	99,204
	CH Robinson Worldwide Inc.	1,696,252	94,736
	ITT Corp.	1,755,532	94,114
	Goodrich Corp.	1,257,570	88,684
	Dover Corp.	1,882,778	88,020
	Fluor Corp.	1,810,033	84,185
	Rockwell Automation Inc.	1,438,647	81,082
	Cooper Industries PLC	1,687,569	80,902
	Expeditors International of Washington Inc.	2,144,563	79,177
	WW Grainger Inc.	639,188	69,109
*,^ First Solar Inc.		559,404	68,611
	Fastenal Co.	1,350,449	64,808
*	McDermott International Inc.	2,328,517	62,684
	Flowserve Corp.	565,220	62,327
	Joy Global Inc.	1,035,057	58,584
	Textron Inc.	2,743,079	58,236
*	Jacobs Engineering Group Inc.	1,258,234	56,860
	Masco Corp.	3,642,273	56,528
	Roper Industries Inc.	921,631	53,307
	Pitney Bowes Inc.	2,096,819	51,267
	Iron Mountain Inc.	1,852,186	50,750
	Bucyrus International Inc. Class A	760,634	50,194
	Pall Corp.	1,186,523	48,042
	Equifax Inc.	1,280,842	45,854
	Manpower Inc.	794,514	45,383
	AMETEK Inc.	1,090,942	45,230
	RR Donnelley & Sons Co.	2,077,074	44,346
*	Stericycle Inc.	812,855	44,301
	Robert Half International Inc.	1,451,444	44,167
*	URS Corp.	850,050	42,171
*	Quanta Services Inc.	2,116,041	40,543
	Dun & Bradstreet Corp.	530,777	39,500
	Cintas Corp.	1,394,053	39,159
	Avery Dennison Corp.	1,026,890	37,389
*	Oshkosh Corp.	906,762	36,579
	KBR Inc.	1,623,443	35,975
*	Kansas City Southern	971,696	35,146
*	Foster Wheeler AG	1,287,504	34,943
	Pentair Inc.	945,615	33,683

* AGCO Corp.	937,121	33,615
Donaldson Co. Inc.	741,447	33,454
SPX Corp.	499,125	33,102
* UAL Corp.	1,692,936	33,097
JB Hunt Transport Services Inc.	901,066	32,330
* Continental Airlines Inc. Class B	1,403,556	30,836
* AMR Corp.	3,364,405	30,650
* Owens Corning	1,164,508	29,625
* BE Aerospace Inc.	972,803	29,622
* Shaw Group Inc.	848,430	29,203
* Navistar International Corp.	644,007	28,806
* Verisk Analytics Inc. Class A	1,019,471	28,749
* Waste Connections Inc.	805,122	27,342
* Alliant Techsystems Inc.	333,649	27,126
IDEX Corp.	819,392	27,122
Hubbell Inc. Class B	517,645	26,105
Harsco Corp.	813,092	25,970
* Aecom Technology Corp.	912,549	25,889
* Copart Inc.	723,337	25,751
Snap-On Inc.	585,133	25,360
Timken Co.	833,646	25,018
TransDigm Group Inc.	471,263	24,996
* Terex Corp.	1,096,349	24,898
* Spirit Aerosystems Holdings Inc. Class A	1,061,196	24,811
Carlisle Cos. Inc.	620,671	23,648
Lincoln Electric Holdings Inc.	431,240	23,429
* Corrections Corp. of America	1,169,455	23,225
Gardner Denver Inc.	527,210	23,218
Kennametal Inc.	824,052	23,172
MSC Industrial Direct Co. Class A	450,247	22,837
* IHS Inc. Class A	416,807	22,287
Regal-Beloit Corp.	373,665	22,199
Ryder System Inc.	568,717	22,043
Landstar System Inc.	517,785	21,737
Lennox International Inc.	481,774	21,352
* Thomas & Betts Corp.	533,473	20,933
* Covanta Holding Corp.	1,256,009	20,925
Nordson Corp.	306,784	20,837
* FTI Consulting Inc.	525,742	20,672
Towers Watson & Co. Class A	430,539	20,451
Woodward Governor Co.	623,510	19,940
* Kirby Corp.	518,792	19,792
Graco Inc.	608,758	19,480
* WABCO Holdings Inc.	649,979	19,447
Wabtec Corp.	458,661	19,319
* Hertz Global Holdings Inc.	1,871,611	18,697
Acuity Brands Inc.	439,181	18,538
CLARCOR Inc.	512,297	17,669
Con-way Inc.	499,254	17,534
Manitowoc Co. Inc.	1,325,948	17,237
Toro Co.	347,058	17,065
Crane Co.	473,712	16,817
Baldor Electric Co.	449,533	16,813
* GrafTech International Ltd.	1,219,279	16,668
* EMCOR Group Inc.	669,806	16,497
Curtiss-Wright Corp.	463,166	16,118
Watsco Inc.	282,864	16,089
Trinity Industries Inc.	804,334	16,054

	Valmont Industries Inc.	186,938	15,484
	Brady Corp. Class A	494,062	15,375
*	Esterline Technologies Corp.	301,957	14,926
	UTi Worldwide Inc.	967,165	14,817
*	Alaska Air Group Inc.	356,746	14,709
*	Moog Inc. Class A	414,810	14,693
*	Tetra Tech Inc.	622,220	14,336
*	Teledyne Technologies Inc.	347,197	14,329
*	United Stationers Inc.	242,468	14,269
*	General Cable Corp.	526,374	14,212
*	WESCO International Inc.	408,034	14,163
*	Hexcel Corp.	978,860	14,135
	Alexander & Baldwin Inc.	415,682	13,738
*	JetBlue Airways Corp.	2,414,909	13,475
	Actuant Corp. Class A	689,037	13,471
	GATX Corp.	467,284	13,388
	Knight Transportation Inc.	634,275	13,377
*	Genesee & Wyoming Inc. Class A	390,188	13,313
*	Clean Harbors Inc.	239,132	13,286
	Brink's Co.	460,524	13,001
	Belden Inc.	472,092	12,964
	AO Smith Corp.	242,428	12,744
	Kaydon Corp.	336,248	12,643
*,^ American Superconductor Corp.		427,368	12,351
*,^ USG Corp.		705,493	12,106
*	US Airways Group Inc.	1,632,530	11,999
	Triumph Group Inc.	169,975	11,914
*	Avis Budget Group Inc.	1,033,694	11,887
*	Atlas Air Worldwide Holdings Inc.	216,779	11,500
*	EnerSys	463,993	11,442
	Simpson Manufacturing Co. Inc.	399,369	11,086
*	Orbital Sciences Corp.	578,614	10,999
	Werner Enterprises Inc.	473,645	10,974
	Granite Construction Inc.	352,280	10,646
*	HUB Group Inc. Class A	378,849	10,600
*,^ SunPower Corp. Class A		559,304	10,571
*	Insituform Technologies Inc. Class A	394,137	10,488
*	Geo Group Inc.	522,168	10,349
	HNI Corp.	388,161	10,337
	Deluxe Corp.	529,000	10,273
	Mueller Industries Inc.	382,737	10,254
	Herman Miller Inc.	566,727	10,235
	Briggs & Stratton Corp.	507,108	9,889
	Heartland Express Inc.	598,139	9,869
*	AAR Corp.	394,372	9,788
	Mine Safety Appliances Co.	349,242	9,765
*	Middleby Corp.	169,529	9,763
	Rollins Inc.	450,147	9,759
	Applied Industrial Technologies Inc.	386,388	9,602
*	Old Dominion Freight Line Inc.	285,499	9,533
	Healthcare Services Group Inc.	418,160	9,363
	Corporate Executive Board Co.	351,112	9,336
	ABM Industries Inc.	439,473	9,317
	Watts Water Technologies Inc. Class A	299,321	9,297
*	SYKES Enterprises Inc.	405,684	9,266
	Barnes Group Inc.	475,480	9,248
*	Allegiant Travel Co. Class A	156,235	9,040
	Forward Air Corp.	334,329	8,793

*	Beacon Roofing Supply Inc.	454,006	8,685
	ESCO Technologies Inc.	266,427	8,475
*	Resources Connection Inc.	428,303	8,211
	Arkansas Best Corp.	273,671	8,177
	Skywest Inc.	556,515	7,947
*	MasTec Inc.	625,910	7,893
*	CoStar Group Inc.	188,465	7,825
*	Korn/Ferry International	441,911	7,800
	American Science & Engineering Inc.	102,831	7,704
*	Dollar Thrifty Automotive Group Inc.	234,194	7,525
	Otter Tail Corp.	340,639	7,480
*	TrueBlue Inc.	477,306	7,398
	Robbins & Myers Inc.	308,385	7,346
*	Armstrong World Industries Inc.	199,608	7,248
*	II-VI Inc.	211,889	7,170
	Universal Forest Products Inc.	185,413	7,142
	Mueller Water Products Inc. Class A	1,492,654	7,135
*	SunPower Corp. Class B	422,494	7,073
*	EnerNOC Inc.	227,271	6,745
*	Griffon Corp.	538,964	6,715
*	SFN Group Inc.	807,022	6,464
*	EnPro Industries Inc.	219,102	6,371
	Albany International Corp.	289,813	6,240
*	RBC Bearings Inc.	193,784	6,176
	CIRCOR International Inc.	184,967	6,143
*	DigitalGlobe Inc.	218,884	6,118
*	Ceradyne Inc.	264,586	6,003
	Cubic Corp.	164,806	5,933
*	AirTran Holdings Inc.	1,138,504	5,784
*	Cenveo Inc.	666,598	5,773
*,^ Genco Shipping & Trading Ltd.		272,638	5,755
*	Navigant Consulting Inc.	470,202	5,704
*	Chart Industries Inc.	284,077	5,682
	Ameron International Corp.	89,722	5,643
	Quanex Building Products Corp.	340,473	5,628
	Kaman Corp.	224,631	5,618
*	Tutor Perini Corp.	258,147	5,615
*	Interline Brands Inc.	291,993	5,589
*	Mobile Mini Inc.	354,199	5,487
	Comfort Systems USA Inc.	438,176	5,473
	Raven Industries Inc.	185,381	5,467
*	Force Protection Inc.	901,422	5,427
*	Kforce Inc.	355,492	5,407
	Franklin Electric Co. Inc.	180,026	5,399
	Knoll Inc.	469,981	5,287
*	Blount International Inc.	504,431	5,226
	McGrath Rentcorp	214,082	5,187
	Badger Meter Inc.	131,920	5,080
*	M&F Worldwide Corp.	164,979	5,048
	Lindsay Corp.	121,418	5,028
*,^ Evergreen Solar Inc.		4,373,555	4,942
*	Altra Holdings Inc.	355,251	4,878
*	GeoEye Inc.	162,377	4,790
	Heidrick & Struggles International Inc.	170,726	4,785
*	Celadon Group Inc.	342,861	4,779
	Interface Inc. Class A	411,400	4,764
*	Macquarie Infrastructure Co. LLC	340,434	4,705
*	Consolidated Graphics Inc.	112,675	4,666

	EnergySolutions Inc.	721,212	4,637
*	School Specialty Inc.	202,544	4,600
	Administaff Inc.	214,785	4,583
*	Layne Christensen Co.	169,949	4,539
*	Huron Consulting Group Inc.	222,875	4,524
*	Astec Industries Inc.	155,361	4,499
	HEICO Corp. Class A	113,166	4,490
*	GenCorp Inc.	779,420	4,489
	Tennant Co.	161,590	4,426
*	United Rentals Inc.	465,902	4,370
*	Aerovironment Inc.	166,475	4,347
*	Kelly Services Inc. Class A	260,553	4,341
*,^ Energy Conversion Devices Inc.		554,281	4,340
*	Dycom Industries Inc.	493,662	4,329
*	Advisory Board Co.	136,785	4,309
	Encore Wire Corp.	205,214	4,268
	Tredegar Corp.	249,036	4,254
*,^ Capstone Turbine Corp.		3,320,441	4,217
	G&K Services Inc. Class A	159,673	4,132
*	Orion Marine Group Inc.	227,983	4,115
	Apogee Enterprises Inc.	257,259	4,067
*,^ Builders FirstSource Inc.		1,276,736	4,022
*	American Reprographics Co.	448,345	4,022
*	Taser International Inc.	686,063	4,020
*	Waste Services Inc.	404,691	4,002
*	Colfax Corp.	336,565	3,961
	Aircastle Ltd.	408,613	3,870
	Steelcase Inc. Class A	596,117	3,857
*	DynCorp International Inc. Class A	333,469	3,832
	John Bean Technologies Corp.	216,323	3,794
	FreightCar America Inc.	155,682	3,761
	Seaboard Corp.	2,866	3,723
	Diamond Management & Technology Consultants Inc. Class A	472,655	3,710
	Viad Corp.	177,476	3,647
*	Acacia Research - Acacia Technologies	329,400	3,567
	TAL International Group Inc.	177,979	3,556
*	Sauer-Danfoss Inc.	262,319	3,484
*	Michael Baker Corp.	100,839	3,477
*,^ Harbin Electric Inc.		160,350	3,462
*	RSC Holdings Inc.	432,392	3,442
	Ennis Inc.	210,668	3,428
	Applied Signal Technology Inc.	174,908	3,425
	Gorman-Rupp Co.	134,569	3,423
	AZZ Inc.	100,959	3,417
*	Flow International Corp.	1,125,909	3,389
	Bowne & Co. Inc.	299,827	3,346
*	ATC Technology Corp.	191,207	3,281
	Federal Signal Corp.	362,004	3,262
*	On Assignment Inc.	454,235	3,239
*	American Commercial Lines Inc.	128,966	3,237
*	Polypore International Inc.	184,106	3,214
	Standex International Corp.	124,726	3,214
	Sun Hydraulics Corp.	123,028	3,196
	NACCO Industries Inc. Class A	42,226	3,131
*	ICF International Inc.	125,980	3,129
	AAON Inc.	137,280	3,105
	Cascade Corp.	94,758	3,052
*	Team Inc.	182,262	3,024

*	CBIZ Inc.	459,815	3,021
*	Stanley Inc.	105,259	2,978
*	LB Foster Co. Class A	102,338	2,957
*	ACCO Brands Corp.	383,362	2,937
*	MYR Group Inc.	178,944	2,919
*	Columbus McKinnon Corp.	182,574	2,897
*	Argon ST Inc.	108,882	2,897
*	Metalico Inc.	480,315	2,877
*	Amerco Inc.	52,902	2,872
*	Hawaiian Holdings Inc.	389,511	2,871
*	Rush Enterprises Inc. Class A	214,736	2,837
*	Marten Transport Ltd.	139,421	2,748
	Ducommun Inc.	129,521	2,721
	HEICO Corp.	52,314	2,697
*	Exponent Inc.	93,849	2,677
	Miller Industries Inc.	211,310	2,627
*	K-Tron International Inc.	17,348	2,602
^	Titan International Inc.	295,702	2,581
*,^ China BAK Battery Inc.		1,067,730	2,573
	Houston Wire & Cable Co.	220,451	2,553
*	US Ecology Inc.	155,881	2,510
*	Gibraltar Industries Inc.	198,936	2,509
*	Sterling Construction Co. Inc.	158,832	2,497
*	H&E Equipment Services Inc.	231,064	2,491
*	Eagle Bulk Shipping Inc.	464,089	2,464
*	COMSYS IT Partners Inc.	137,426	2,402
*,^ Ener1 Inc.		496,590	2,349
	CDI Corp.	159,762	2,342
*	Furmanite Corp.	450,749	2,339
*,^ GT Solar International Inc.		415,674	2,174
	Great Lakes Dredge & Dock Corp.	413,710	2,172
*,^ FuelCell Energy Inc.		759,720	2,142
*	Pacer International Inc.	341,001	2,053
*	Ladish Co. Inc.	100,872	2,034
*	Tecumseh Products Co. Class A	164,929	2,024
*	Powell Industries Inc.	61,944	2,015
*,^ Microvision Inc.		713,277	2,011
	Graham Corp.	111,244	2,001
*	Astronics Corp.	203,302	1,994
*	Titan Machinery Inc.	143,079	1,959
	Insteel Industries Inc.	180,358	1,928
*	Dynamex Inc.	110,564	1,902
	Ampco-Pittsburgh Corp.	76,212	1,892
*	Cornell Cos. Inc.	102,236	1,872
*	Broadwind Energy Inc.	418,353	1,870
*	Vicor Corp.	133,899	1,849
*	Innerworkings Inc.	351,684	1,829
	Aceto Corp.	302,345	1,826
*	Republic Airways Holdings Inc.	306,126	1,812
	Dynamic Materials Corp.	115,092	1,798
	American Woodmark Corp.	92,481	1,793
*	Quality Distribution Inc.	296,898	1,790
*	Pike Electric Corp.	189,437	1,766
*	Kadant Inc.	122,413	1,764
	International Shipholding Corp.	59,594	1,751
	Schawk Inc. Class A	96,178	1,744
*	Pinnacle Airlines Corp.	231,106	1,717
	Met-Pro Corp.	174,873	1,714

*,^ Energy Recovery Inc.		266,589	1,679
*	Willis Lease Finance Corp.	103,768	1,637
*	UQM Technologies Inc.	388,662	1,636
	LSI Industries Inc.	239,157	1,631
*	Fuel Tech Inc.	203,287	1,630
*	3D Systems Corp.	119,313	1,629
*	CRA International Inc.	71,056	1,629
*	Wabash National Corp.	226,191	1,586
*	WCA Waste Corp.	310,093	1,578
*	GP Strategies Corp.	188,753	1,578
*	NN Inc.	284,830	1,567
*	SmartHeat Inc.	145,679	1,565
*	APAC Customer Services Inc.	269,450	1,549
*	Volt Information Sciences Inc.	151,652	1,548
*	Lydall Inc.	197,157	1,548
*	Greenbrier Cos. Inc.	137,143	1,510
*	Fushi Copperweld Inc.	134,471	1,509
*	PRGX Global Inc.	256,761	1,507
	Twin Disc Inc.	122,421	1,496
*	Herley Industries Inc.	101,025	1,481
	Kimball International Inc. Class B	212,506	1,477
*	Trex Co. Inc.	68,999	1,469
*	Northwest Pipe Co.	67,096	1,466
	Alamo Group Inc.	70,267	1,405
	Barrett Business Services Inc.	102,575	1,391
*	Saia Inc.	99,711	1,384
*	Advanced Battery Technologies Inc.	347,773	1,356
	Horizon Lines Inc. Class A	248,324	1,351
*	LMI Aerospace Inc.	72,168	1,341
*	Innovative Solutions & Support Inc.	212,419	1,338
*	Casella Waste Systems Inc. Class A	258,552	1,301
*	Standard Parking Corp.	75,486	1,239
*,^ TBS International PLC Class A		166,778	1,217
	Todd Shipyards Corp.	74,036	1,216
*	USA Truck Inc.	74,483	1,204
*	Orion Energy Systems Inc.	239,365	1,173
*,^ Valence Technology Inc.		1,351,511	1,149
*	Hurco Cos. Inc.	66,089	1,112
*	Rush Enterprises Inc. Class B	88,165	1,084
*	Hudson Highland Group Inc.	245,099	1,078
*	CAI International Inc.	86,691	1,068
*	PMFG Inc.	78,227	1,035
	Superior Uniform Group Inc.	106,489	1,028
*	Perma-Fix Environmental Services	449,218	1,006
	VSE Corp.	24,072	991
*	LaBarge Inc.	88,160	974
*	Air Transport Services Group Inc.	282,686	953
*	Plug Power Inc.	1,306,085	904
*	Trimas Corp.	139,181	903
*	Park-Ohio Holdings Corp.	100,993	888
	Multi-Color Corp.	72,272	866
*	PowerSecure International Inc.	109,553	863
*	Magnetek Inc.	511,688	860
	Lawson Products Inc.	55,495	858
*	PAM Transportation Services Inc.	61,408	841
*	Commercial Vehicle Group Inc.	117,434	836
*	DXP Enterprises Inc.	64,800	827
	Chase Corp.	63,713	804

*	Hill International Inc.	135,478	790
*	BlueLinx Holdings Inc.	205,632	783
*	Odyssey Marine Exploration Inc.	593,226	777
*	Ultralife Corp.	191,754	769
	Hardinge Inc.	83,341	750
*	Allied Defense Group Inc.	102,630	740
	Standard Register Co.	135,946	727
	American Railcar Industries Inc.	58,551	712
*	Frozen Food Express Industries	179,698	701
*	NCI Building Systems Inc.	61,589	680
*	SL Industries Inc.	72,930	660
*	United Capital Corp.	27,341	649
*	Satcon Technology Corp.	262,447	638
*	Integrated Electrical Services Inc.	111,572	630
*	Protection One Inc.	54,783	627
	LS Starrett Co. Class A	57,983	600
	Virco Manufacturing	151,957	579
*	LECG Corp.	183,446	547
*	Patriot Transportation Holding Inc.	6,400	541
*	US Home Systems Inc.	191,499	530
*	Universal Truckload Services Inc.	27,034	475
	Omega Flex Inc.	43,075	452
*	TRC Cos. Inc.	151,355	443
*	Intersections Inc.	103,632	429
*,^ C&D Technologies Inc.		264,606	423
*	YRC Worldwide Inc.	720,976	392
*	Raytheon Co. Warrants Exp. 06/16/11	19,938	389
	Preformed Line Products Co.	10,064	384
	Hubbell Inc. Class A	7,600	373
*	Active Power Inc.	422,158	342
*	Sypris Solutions Inc.	91,591	306
*,^ Akeena Solar Inc.		277,092	291
*,^ Document Security Systems Inc.		72,991	284
*,^ Ascent Solar Technologies Inc.		72,914	281
*	China Architectural Engineering Inc.	230,573	258
*	Applied Energetics Inc.	287,190	223
*	Argan Inc.	16,341	212
*	Spire Corp.	48,994	193
*	Tix Corp.	132,405	159
*	Ceco Environmental Corp.	42,945	156
*	Amrep Corp.	10,312	150
*	Covenant Transportation Group Inc. Class A	19,665	119
*	Innotrac Corp.	73,881	117
*	Xerium Technologies Inc.	125,365	89
*,^ Ocean Power Technologies Inc.		8,390	59
*	AT Cross Co. Class A	12,361	51
*	Key Technology Inc.	3,520	48
*,^ Hoku Corp.		15,684	40
*	ExpressJet Holdings Inc.	10,069	38
*,^ China Fire & Security Group Inc.		2,205	29
*,^ Arotech Corp.		10,020	17
*	Innovaro Inc.	1,700	7
*	Thermadyne Holdings Corp.	100	1
*	PGT Inc.	314	1
			14,618,423
Information Technology (18.8%)
	Microsoft Corp.	80,801,671	2,365,065

* Apple Inc.	9,107,047	2,139,519
International Business Machines Corp.	13,282,324	1,703,458
* Cisco Systems Inc.	58,166,245	1,514,067
* Google Inc. Class A	2,458,834	1,394,183
Hewlett-Packard Co.	23,974,660	1,274,253
Intel Corp.	55,834,776	1,242,882
Oracle Corp.	40,551,838	1,041,777
QUALCOMM Inc.	16,889,089	709,173
Visa Inc. Class A	4,754,527	432,805
* EMC Corp.	20,625,354	372,081
Corning Inc.	15,734,310	317,990
* eBay Inc.	11,766,252	317,100
Texas Instruments Inc.	12,668,269	309,993
* Dell Inc.	17,797,055	267,134
Accenture PLC Class A	6,348,438	266,317
Mastercard Inc. Class A	998,938	253,730
Automatic Data Processing Inc.	5,102,741	226,919
* Yahoo! Inc.	13,459,004	222,477
* Adobe Systems Inc.	5,296,297	187,330
Applied Materials Inc.	13,486,929	181,804
* Motorola Inc.	23,369,242	164,052
* Juniper Networks Inc.	5,313,558	163,020
* Cognizant Technology Solutions Corp. Class A	2,980,226	151,932
Broadcom Corp. Class A	4,414,092	146,460
* Symantec Corp.	8,196,742	138,689
Xerox Corp.	13,678,252	133,363
Tyco Electronics Ltd.	4,640,292	127,515
* Agilent Technologies Inc.	3,490,057	120,023
Western Union Co.	6,999,132	118,705
* NetApp Inc.	3,401,699	110,759
* Marvell Technology Group Ltd.	5,352,562	109,085
* Intuit Inc.	3,040,624	104,415
Paychex Inc.	3,289,345	100,983
CA Inc.	4,176,909	98,032
* NVIDIA Corp.	5,611,991	97,536
* Seagate Technology	5,035,211	91,943
* Micron Technology Inc.	8,593,789	89,289
* Western Digital Corp.	2,279,325	88,871
* Citrix Systems Inc.	1,850,331	87,835
Analog Devices Inc.	2,951,457	85,061
* Salesforce.com Inc.	1,136,877	84,640
* Computer Sciences Corp.	1,541,394	83,991
* SanDisk Corp.	2,308,085	79,929
* Fiserv Inc.	1,556,333	78,999
Fidelity National Information Services Inc.	3,201,885	75,052
Amphenol Corp. Class A	1,734,584	73,182
Altera Corp.	2,987,252	72,620
* Cree Inc.	1,019,992	71,624
Xilinx Inc.	2,800,901	71,423
* SAIC Inc.	4,021,385	71,179
* BMC Software Inc.	1,854,806	70,483
Activision Blizzard Inc.	5,774,661	69,642
* Autodesk Inc.	2,324,409	68,384
* Flextronics International Ltd.	8,219,121	64,438
* McAfee Inc.	1,595,417	64,024
Linear Technology Corp.	2,257,887	63,853
Harris Corp.	1,332,810	63,295
* Electronic Arts Inc.	3,292,400	61,436

	Maxim Integrated Products Inc.	3,087,894	59,874
*	Red Hat Inc.	1,900,686	55,633
*	Akamai Technologies Inc.	1,733,960	54,464
	KLA-Tencor Corp.	1,729,489	53,476
*	Advanced Micro Devices Inc.	5,766,924	53,459
	Microchip Technology Inc.	1,858,022	52,322
*	VeriSign Inc.	1,947,155	50,646
*	Teradata Corp.	1,731,968	50,037
*	F5 Networks Inc.	802,443	49,358
*	Lam Research Corp.	1,287,029	48,032
*	Avnet Inc.	1,529,926	45,898
*	FLIR Systems Inc.	1,535,716	43,307
*	LSI Corp.	6,607,089	40,435
*	ANSYS Inc.	898,660	38,768
*	Rovi Corp.	1,042,858	38,721
*	Sybase Inc.	825,637	38,491
*	Equinix Inc.	395,296	38,478
	Global Payments Inc.	820,309	37,365
	Lender Processing Services Inc.	969,589	36,602
*	Arrow Electronics Inc.	1,213,677	36,568
*	Nuance Communications Inc.	2,115,124	35,196
*	Trimble Navigation Ltd.	1,220,079	35,041
	National Semiconductor Corp.	2,405,053	34,753
*	MEMC Electronic Materials Inc.	2,262,643	34,686
*,^ Alliance Data Systems Corp.		534,255	34,187
*	Hewitt Associates Inc. Class A	852,945	33,930
	Factset Research Systems Inc.	454,749	33,365
*	Synopsys Inc.	1,475,987	33,018
*	ON Semiconductor Corp.	4,091,383	32,731
*	Dolby Laboratories Inc. Class A	543,303	31,876
*	3Com Corp.	3,997,449	30,740
*	VMware Inc. Class A	565,894	30,162
	Broadridge Financial Solutions Inc.	1,402,865	29,993
	Jabil Circuit Inc.	1,845,417	29,877
*	Itron Inc.	406,361	29,490
*	Lexmark International Inc. Class A	791,487	28,557
	Tellabs Inc.	3,716,190	28,132
*	JDS Uniphase Corp.	2,208,356	27,671
*	AOL Inc.	1,091,431	27,591
*	Skyworks Solutions Inc.	1,732,467	27,026
*	CommScope Inc.	950,183	26,624
*	MICROS Systems Inc.	808,712	26,590
	Total System Services Inc.	1,695,961	26,559
*	Ingram Micro Inc.	1,492,490	26,193
*	Polycom Inc.	854,100	26,118
*	Atheros Communications Inc.	674,356	26,104
	Solera Holdings Inc.	669,707	25,884
*	Varian Semiconductor Equipment Associates Inc.	746,122	24,712
*	Novellus Systems Inc.	983,523	24,588
*	Informatica Corp.	906,978	24,361
*	Brocade Communications Systems Inc.	4,239,520	24,208
*	VistaPrint NV	414,564	23,734
*	QLogic Corp.	1,162,050	23,590
*,^ WebMD Health Corp.		495,229	22,969
*	NCR Corp.	1,611,740	22,242
*,^ Rambus Inc.		1,015,435	22,187
*	IAC/InterActiveCorp	967,521	22,001
*	Atmel Corp.	4,367,715	21,970

* Parametric Technology Corp.	1,195,889	21,586
* Tech Data Corp.	510,176	21,376
Diebold Inc.	672,902	21,371
* Novell Inc.	3,514,902	21,054
* Silicon Laboratories Inc.	439,552	20,953
* PMC - Sierra Inc.	2,308,565	20,592
* Monster Worldwide Inc.	1,211,736	20,127
* Teradyne Inc.	1,772,370	19,797
National Instruments Corp.	591,318	19,720
Jack Henry & Associates Inc.	816,158	19,637
* Compuware Corp.	2,335,342	19,617
* TiVo Inc.	1,110,178	19,006
* TIBCO Software Inc.	1,720,912	18,569
Intersil Corp. Class A	1,245,596	18,385
* Cypress Semiconductor Corp.	1,579,329	18,162
* Cadence Design Systems Inc.	2,719,611	18,113
* Vishay Intertechnology Inc.	1,748,406	17,886
* Zebra Technologies Corp.	596,501	17,656
* Concur Technologies Inc.	422,943	17,345
* Gartner Inc.	778,546	17,315
* Avago Technologies Ltd.	839,581	17,262
* Sohu.com Inc.	311,560	17,011
* Genpact Ltd.	996,457	16,711
DST Systems Inc.	402,607	16,688
* Veeco Instruments Inc.	383,086	16,664
* International Rectifier Corp.	723,587	16,570
* Riverbed Technology Inc.	560,982	15,932
Plantronics Inc.	498,652	15,598
* VeriFone Holdings Inc.	769,997	15,562
* Netlogic Microsystems Inc.	524,214	15,428
* Arris Group Inc.	1,272,541	15,283
* Convergys Corp.	1,244,612	15,259
* GSI Commerce Inc.	550,342	15,228
ADTRAN Inc.	573,548	15,113
* Unisys Corp.	429,281	14,978
* CACI International Inc. Class A	305,602	14,929
Molex Inc.	709,667	14,804
* Plexus Corp.	401,865	14,479
* Microsemi Corp.	831,786	14,423
* Anixter International Inc.	303,012	14,196
* Ciena Corp.	929,645	14,168
* Acxiom Corp.	762,932	13,687
* Benchmark Electronics Inc.	655,655	13,598
* Fairchild Semiconductor International Inc. Class A	1,258,716	13,405
* Sanmina-SCI Corp.	796,464	13,142
* Blackboard Inc.	312,985	13,039
* MercadoLibre Inc.	267,946	12,918
* RF Micro Devices Inc.	2,584,882	12,873
* Progress Software Corp.	407,942	12,822
* Blue Coat Systems Inc.	404,774	12,564
Fair Isaac Corp.	494,050	12,519
* Viasat Inc.	358,306	12,401
* InterDigital Inc.	437,412	12,186
* Cybersource Corp.	673,289	11,877
* Digital River Inc.	391,491	11,862
Molex Inc. Class A	669,460	11,816
* Ariba Inc.	907,741	11,664
* Quest Software Inc.	640,237	11,390

	Power Integrations Inc.	274,203	11,297
	Blackbaud Inc.	447,988	11,285
*	Tekelec	613,333	11,138
*	Wright Express Corp.	367,834	11,079
*	Mantech International Corp. Class A	225,702	11,021
	MAXIMUS Inc.	179,078	10,911
*	Emulex Corp.	820,784	10,900
*	Semtech Corp.	622,068	10,843
*	JDA Software Group Inc.	388,543	10,809
*	TriQuint Semiconductor Inc.	1,541,694	10,792
*	Hittite Microwave Corp.	243,933	10,726
*	j2 Global Communications Inc.	457,608	10,708
*	Finisar Corp.	678,607	10,661
*	Cymer Inc.	284,998	10,630
*	Integrated Device Technology Inc.	1,680,036	10,299
*	Tessera Technologies Inc.	504,880	10,239
*	Websense Inc.	447,806	10,197
	Sapient Corp.	1,077,440	9,848
	Syntel Inc.	253,493	9,752
*,^ Synaptics Inc.		344,469	9,511
	Earthlink Inc.	1,102,147	9,412
*	Cavium Networks Inc.	378,206	9,402
*	MKS Instruments Inc.	476,549	9,336
*	Rackspace Hosting Inc.	497,207	9,313
*	Netgear Inc.	350,287	9,142
*	Taleo Corp. Class A	351,003	9,094
*	SRA International Inc. Class A	436,855	9,082
*	Comtech Telecommunications Corp.	283,515	9,070
*	SuccessFactors Inc.	473,076	9,007
*	Cabot Microelectronics Corp.	237,876	8,999
*	L-1 Identity Solutions Inc.	1,002,770	8,955
*	ValueClick Inc.	882,880	8,952
*	FormFactor Inc.	496,214	8,813
*	THQ Inc.	1,248,597	8,753
*	Ultimate Software Group Inc.	263,347	8,677
*	FEI Co.	376,830	8,633
*	CommVault Systems Inc.	401,509	8,572
*	Amkor Technology Inc.	1,210,184	8,556
*	Checkpoint Systems Inc.	386,211	8,543
*	Euronet Worldwide Inc.	462,810	8,530
*	Lawson Software Inc.	1,276,893	8,440
*	Omnivision Technologies Inc.	487,674	8,378
*	Aruba Networks Inc.	605,135	8,266
*	Advent Software Inc.	179,836	8,048
*	Sonus Networks Inc.	3,080,090	8,039
*	Coherent Inc.	250,734	8,013
*	EchoStar Corp. Class A	393,786	7,986
*	MicroStrategy Inc. Class A	91,894	7,817
*	Intermec Inc.	550,749	7,810
*	AsiaInfo Holdings Inc.	292,643	7,749
*	Take-Two Interactive Software Inc.	786,102	7,743
*	TeleTech Holdings Inc.	448,224	7,656
*	Mentor Graphics Corp.	953,423	7,646
*	Scansource Inc.	260,557	7,499
*	Infinera Corp.	851,630	7,256
*	Littelfuse Inc.	189,353	7,197
*	ACI Worldwide Inc.	343,140	7,072
*	ADC Telecommunications Inc.	966,187	7,063

*	Volterra Semiconductor Corp.	279,586	7,018
	Cognex Corp.	378,343	6,996
*	LTX-Credence Corp.	2,285,077	6,924
*	Monolithic Power Systems Inc.	308,275	6,875
*	Verigy Ltd.	610,770	6,828
*	Constant Contact Inc.	291,221	6,762
*	CSG Systems International Inc.	321,044	6,729
*	Zoran Corp.	618,476	6,655
*	Diodes Inc.	294,673	6,601
*	Manhattan Associates Inc.	256,367	6,532
*	DealerTrack Holdings Inc.	374,907	6,403
*,^ Power-One Inc.		1,501,744	6,337
	AVX Corp.	440,082	6,249
*	Global Cash Access Holdings Inc.	758,476	6,197
*	RealNetworks Inc.	1,281,776	6,191
*	DTS Inc.	180,996	6,161
*	Brooks Automation Inc.	697,268	6,150
*	Entegris Inc.	1,207,577	6,086
*	Cirrus Logic Inc.	723,855	6,073
	Black Box Corp.	196,528	6,045
*	Net 1 UEPS Technologies Inc.	327,805	6,028
*	Insight Enterprises Inc.	419,290	6,021
*	Tyler Technologies Inc.	315,030	5,904
	Micrel Inc.	553,202	5,897
	United Online Inc.	786,499	5,883
*,^ STEC Inc.		490,774	5,879
*,^ Palm Inc.		1,553,544	5,841
*	Rofin-Sinar Technologies Inc.	256,216	5,796
*	SMART Modular Technologies WWH Inc.	746,370	5,755
*	ATMI Inc.	293,153	5,661
*	Harmonic Inc.	893,036	5,635
*	Art Technology Group Inc.	1,272,156	5,610
*	Netezza Corp.	434,525	5,558
*	DG FastChannel Inc.	171,827	5,490
*	Loral Space & Communications Inc.	155,321	5,455
*	Brightpoint Inc.	722,866	5,443
*	Rogers Corp.	186,543	5,412
*	SAVVIS Inc.	323,178	5,332
*	Advanced Energy Industries Inc.	321,236	5,320
*	TTM Technologies Inc.	598,580	5,315
*	RightNow Technologies Inc.	294,392	5,258
*	Epicor Software Corp.	546,610	5,226
*	Stratasys Inc.	212,593	5,183
*	OSI Systems Inc.	181,767	5,099
*	SolarWinds Inc.	234,900	5,088
*	Acme Packet Inc.	260,940	5,031
*	Lattice Semiconductor Corp.	1,360,091	4,992
*	SonicWALL Inc.	572,379	4,974
	Pegasystems Inc.	133,781	4,950
*	Synchronoss Technologies Inc.	251,331	4,868
*	SYNNEX Corp.	164,402	4,860
	Park Electrochemical Corp.	167,271	4,807
	Heartland Payment Systems Inc.	257,793	4,795
*	Electronics for Imaging Inc.	411,494	4,786
*	Newport Corp.	381,690	4,771
*	Avid Technology Inc.	346,021	4,768
*	Quantum Corp.	1,806,936	4,752
*	Kulicke & Soffa Industries Inc.	654,181	4,743

*	Applied Micro Circuits Corp.	542,625	4,683
*	TNS Inc.	206,895	4,614
*	3PAR Inc.	458,616	4,586
*	Forrester Research Inc.	148,777	4,474
*	ArcSight Inc.	157,485	4,433
*	Cogent Inc.	427,392	4,359
*	Standard Microsystems Corp.	186,417	4,340
*	Bottomline Technologies Inc.	253,532	4,267
*	ModusLink Global Solutions Inc.	500,742	4,221
*	Ixia	452,883	4,198
*	Oclaro Inc.	1,502,464	4,132
*	Infospace Inc.	371,849	4,109
*	EPIQ Systems Inc.	327,696	4,073
*	Aviat Networks Inc.	607,732	4,029
*	Internet Capital Group Inc.	470,978	3,980
	MTS Systems Corp.	136,520	3,963
*	OpenTable Inc.	103,772	3,957
*	Smith Micro Software Inc.	445,256	3,936
*	Mercury Computer Systems Inc.	285,150	3,912
*	Integrated Silicon Solution Inc.	370,016	3,904
*	UTStarcom Inc.	1,389,207	3,876
*	Sigma Designs Inc.	329,797	3,869
	Sycamore Networks Inc.	188,978	3,800
*	Imation Corp.	343,735	3,785
*	S1 Corp.	634,736	3,745
*	FARO Technologies Inc.	145,323	3,742
*	Electro Scientific Industries Inc.	289,833	3,713
	Agilysys Inc.	330,971	3,697
*	Sonic Solutions Inc.	389,968	3,654
*	ExlService Holdings Inc.	218,743	3,649
*	Maxwell Technologies Inc.	294,314	3,647
*	Move Inc.	1,742,083	3,641
*	Ultratech Inc.	267,603	3,639
*	Netscout Systems Inc.	244,522	3,616
*	Silicon Image Inc.	1,167,052	3,524
*	comScore Inc.	210,040	3,506
*	NVE Corp.	76,665	3,473
*	KVH Industries Inc.	259,403	3,422
*	Oplink Communications Inc.	183,863	3,409
*	Terremark Worldwide Inc.	484,464	3,396
*	Measurement Specialties Inc.	226,519	3,332
*	TeleCommunication Systems Inc. Class A	453,623	3,325
*	Super Micro Computer Inc.	191,683	3,312
*	Silicon Storage Technology Inc.	1,060,541	3,224
*	Adaptec Inc.	985,209	3,222
	NIC Inc.	408,652	3,216
	iGate Corp.	327,336	3,185
*	Echelon Corp.	354,088	3,176
*	Universal Display Corp.	264,716	3,116
*	Symmetricom Inc.	532,064	3,102
*,^ Switch & Data Facilities Co. Inc.		172,077	3,056
*	Lionbridge Technologies Inc.	830,970	3,016
*	Compellent Technologies Inc.	169,560	2,976
*	LoopNet Inc.	262,647	2,952
*	Intevac Inc.	213,141	2,946
*	Knot Inc.	373,298	2,919
*	Kenexa Corp.	210,656	2,897
*	Actel Corp.	207,788	2,878

	Methode Electronics Inc.	289,538	2,866
*	Supertex Inc.	111,854	2,862
*	Techwell Inc.	152,911	2,859
*	Extreme Networks	930,465	2,857
*	China Security & Surveillance Technology Inc.	370,330	2,848
*	Hypercom Corp.	726,295	2,804
*	LivePerson Inc.	361,868	2,776
*,^ Ebix Inc.		172,476	2,754
*	Silicon Graphics International Corp.	257,534	2,753
*	Kopin Corp.	733,934	2,716
*	Radiant Systems Inc.	186,650	2,663
*	Monotype Imaging Holdings Inc.	272,050	2,647
*	Anadigics Inc.	534,967	2,600
*	Comverge Inc.	229,617	2,597
*	Perficient Inc.	230,398	2,597
*	Sourcefire Inc.	112,954	2,592
*	IPG Photonics Corp.	174,625	2,584
*	MIPS Technologies Inc. Class A	571,321	2,548
*,^ Magma Design Automation Inc.		976,995	2,540
*	PROS Holdings Inc.	250,908	2,479
*	VASCO Data Security International Inc.	300,390	2,478
*	Mindspeed Technologies Inc.	308,306	2,470
*	Internet Brands Inc. Class A	267,384	2,465
*	Globecomm Systems Inc.	318,160	2,447
*	Novatel Wireless Inc.	361,238	2,431
*,^ Wave Systems Corp. Class A		605,655	2,423
*	IXYS Corp.	280,174	2,393
	CTS Corp.	251,774	2,372
	Opnet Technologies Inc.	144,941	2,336
*	Conexant Systems Inc.	684,354	2,327
*	Pericom Semiconductor Corp.	217,162	2,326
*	Digi International Inc.	217,878	2,318
*	EMS Technologies Inc.	137,613	2,284
*	Vocus Inc.	133,012	2,268
	Electro Rent Corp.	171,286	2,249
*	MoneyGram International Inc.	590,206	2,249
	Renaissance Learning Inc.	138,016	2,240
*	Virage Logic Corp.	283,961	2,232
*	Mattson Technology Inc.	481,016	2,222
*	Symyx Technologies Inc.	492,907	2,213
*	Openwave Systems Inc.	954,272	2,195
*	Exar Corp.	310,746	2,191
*	Limelight Networks Inc.	596,989	2,185
*	Interactive Intelligence Inc.	115,539	2,159
*	Hughes Communications Inc.	76,279	2,124
*	GSE Systems Inc.	392,442	2,123
*	infoGROUP Inc.	268,695	2,096
*	support.com Inc.	636,330	2,081
	Daktronics Inc.	272,672	2,078
*	Online Resources Corp.	501,455	2,021
*	Multi-Fineline Electronix Inc.	76,327	1,966
*	DivX Inc.	274,254	1,964
	Bel Fuse Inc. Class B	97,443	1,963
*	DSP Group Inc.	234,691	1,955
*	Seachange International Inc.	272,145	1,954
*	Anaren Inc.	136,822	1,948
*	ShoreTel Inc.	291,076	1,924
*	Cogo Group Inc.	274,814	1,921

*	Ceva Inc.	164,497	1,918
*	Gerber Scientific Inc.	305,370	1,896
*	Travelzoo Inc.	123,120	1,848
*	Isilon Systems Inc.	213,115	1,835
*	Rimage Corp.	126,775	1,833
	Cohu Inc.	132,851	1,829
	Keynote Systems Inc.	159,561	1,817
*,^ Rubicon Technology Inc.		89,482	1,808
*	Chordiant Software Inc.	356,259	1,806
*	Integral Systems Inc.	183,594	1,768
*	Radisys Corp.	196,676	1,762
*	Advanced Analogic Technologies Inc.	501,910	1,752
*	LeCroy Corp.	350,980	1,744
*	Rudolph Technologies Inc.	202,447	1,735
	Technitrol Inc.	328,247	1,733
*	Stamps.com Inc.	169,219	1,709
*	Photronics Inc.	324,071	1,650
*	Ultra Clean Holdings	193,040	1,645
*	Geeknet Inc.	1,092,305	1,638
*	Ciber Inc.	436,694	1,633
*,^ Zix Corp.		706,486	1,632
*	Dynamics Research Corp.	144,079	1,624
*	SRS Labs Inc.	158,866	1,579
*	Internap Network Services Corp.	264,635	1,482
*	Ness Technologies Inc.	233,859	1,476
*	Spectrum Control Inc.	125,160	1,463
*,^ Rosetta Stone Inc.		60,420	1,437
	TheStreet.com Inc.	384,051	1,421
*	BigBand Networks Inc.	395,172	1,395
*	NetSuite Inc.	95,581	1,390
*	White Electronic Designs Corp.	197,898	1,385
*	NCI Inc. Class A	45,587	1,378
	Imergent Inc.	200,473	1,349
*	FalconStor Software Inc.	384,884	1,339
*	Web.com Group Inc.	245,686	1,339
*	Transact Technologies Inc.	182,895	1,331
*	Actuate Corp.	237,495	1,328
*	Double-Take Software Inc.	148,635	1,324
*	Saba Software Inc.	261,157	1,293
*	Zygo Corp.	139,138	1,284
*	Emcore Corp.	1,046,387	1,266
*	PLX Technology Inc.	236,468	1,246
	Richardson Electronics Ltd.	156,536	1,244
	American Software Inc. Class A	214,010	1,243
	Marchex Inc. Class B	242,981	1,242
	Cass Information Systems Inc.	39,699	1,237
*	Airvana Inc.	161,061	1,234
*	StarTek Inc.	177,188	1,231
*	Cray Inc.	206,083	1,226
*	MoSys Inc.	305,390	1,225
*	DDi Corp.	215,477	1,222
*	Liquidity Services Inc.	104,674	1,208
*	LaserCard Corp.	187,966	1,182
*	Concurrent Computer Corp.	202,052	1,162
*	Telular Corp.	381,641	1,160
*	Innodata Isogen Inc.	278,269	1,127
*	Entropic Communications Inc.	219,186	1,113
*	PC-Tel Inc.	178,115	1,101

*	Hutchinson Technology Inc.	174,519	1,089
*	DemandTec Inc.	155,662	1,082
*	Trident Microsystems Inc.	616,190	1,072
	Keithley Instruments Inc.	160,382	1,059
*	Pervasive Software Inc.	207,614	1,051
*	Microtune Inc.	378,848	1,034
*	Hackett Group Inc.	370,798	1,031
*	Network Equipment Technologies Inc.	182,244	1,004
*	Computer Task Group Inc.	138,086	1,001
*	X-Rite Inc.	330,015	1,000
*	Ramtron International Corp.	350,700	982
*	Presstek Inc.	210,832	945
*	Immersion Corp.	186,531	933
*	Cyberoptics Corp.	98,662	922
*	Axcelis Technologies Inc.	541,562	899
*	NU Horizons Electronics Corp.	277,427	891
*	PC Mall Inc.	175,717	889
*	Tollgrade Communications Inc.	140,898	886
*	LoJack Corp.	210,416	869
*	PAR Technology Corp.	139,040	841
*	Powerwave Technologies Inc.	672,305	840
	QAD Inc.	160,014	840
*	QuickLogic Corp.	289,381	839
*	Phoenix Technologies Ltd.	255,005	821
*	ORBCOMM Inc.	375,812	808
*	Datalink Corp.	170,425	777
	Ipass Inc.	675,286	777
*	Opnext Inc.	321,034	758
*	Evolving Systems Inc.	105,542	728
*	PC Connection Inc.	116,682	723
*	Pixelworks Inc.	119,324	686
*	Reis Inc.	112,482	659
*	China Information Security Technology Inc.	128,563	649
*	PLATO Learning Inc.	112,350	625
*	RAE Systems Inc.	754,476	615
*	TechTeam Global Inc.	90,812	615
*	Nanometrics Inc.	63,769	605
*	CPI International Inc.	44,729	593
*	Callidus Software Inc.	158,993	577
*	Edgewater Technology Inc.	170,656	546
*	PDF Solutions Inc.	125,033	545
*	FSI International Inc.	140,477	544
*	Aware Inc.	223,397	536
*	ID Systems Inc.	178,265	533
*	CalAmp Corp.	178,061	500
*	Network Engines Inc.	257,147	481
*	Rainmaker Systems Inc.	318,962	478
*,^ Parkervision Inc.		280,755	477
*	Tier Technologies Inc. Class B	59,360	473
*	Westell Technologies Inc. Class A	312,857	444
*	Dice Holdings Inc.	57,706	439
*,^ Research Frontiers Inc.		154,646	438
*	iGO Inc.	217,191	437
*	Performance Technologies Inc.	163,889	436
*	Transwitch Corp.	155,455	435
*	Planar Systems Inc.	148,136	413
*	Bsquare Corp.	171,929	399
*	Ditech Networks Inc.	243,202	396

*	Market Leader Inc.	187,002	374
*	Frequency Electronics Inc.	63,789	337
*	ActivIdentity Corp.	114,845	326
*	Comarco Inc.	95,910	292
*	EF Johnson Technologies Inc.	299,037	279
*	LRAD Corp.	179,597	277
*,^ VirnetX Holding Corp.		57,431	276
	Newtek Business Services Inc.	209,107	261
*	Video Display Corp.	48,565	261
*	Virtusa Corp.	25,031	258
*	Ikanos Communications Inc.	84,319	253
*	GTSI Corp.	43,149	239
*	Cinedigm Digital Cinema Corp. Class A	137,179	222
*	WebMediaBrands Inc.	217,997	216
*,^ ICx Technologies Inc.		30,115	210
*	Viasystems Group Inc.	9,566	208
*	Zhone Technologies Inc.	72,849	200
*	AuthenTec Inc.	91,417	197
	Bel Fuse Inc. Class A	10,580	196
*	Looksmart Ltd.	173,418	179
*	Autobytel Inc.	155,487	163
*,^ Intellicheck Mobilisa Inc.		73,822	162
*	NaviSite Inc.	58,297	150
*	Authentidate Holding Corp.	132,657	149
*	SCM Microsystems Inc.	75,132	143
*	Stream Global Services Inc.	20,456	135
*	Guidance Software Inc.	21,860	126
*	Deltek Inc.	15,520	119
*	EndWave Corp.	42,907	118
*	Lantronix Inc.	30,540	110
*	Wireless Telecom Group Inc.	98,580	97
*	Selectica Inc.	16,789	83
*	Analysts International Corp.	29,652	80
*	Unica Corp.	8,500	76
*	Management Network Group Inc.	25,353	66
*	Dot Hill Systems Corp.	42,636	64
*	Vertro Inc.	139,637	60
*	Henry Bros Electronics Inc.	9,700	39
*	Allen Organ Co. Escrow Shares	11,462	34
*	AXT Inc.	8,500	27
*	Nextwave Wireless Inc.	48,361	23
*	Digital Angel Corp.	31,230	19
*	Superconductor Technologies Inc.	4,651	14
*	TechTarget Inc.	2,580	13
*	Veraz Networks Inc.	3,828	4
*	Information Services Group Inc.	688	2
			24,622,623
Materials (3.9%)
	Monsanto Co.	5,511,281	393,616
	Freeport-McMoRan Copper & Gold Inc.	4,346,704	363,124
	Dow Chemical Co.	11,564,659	341,967
	EI du Pont de Nemours & Co.	9,137,991	340,299
	Praxair Inc.	3,102,426	257,501
	Newmont Mining Corp.	4,857,733	247,404
	Air Products & Chemicals Inc.	2,140,946	158,323
	Nucor Corp.	3,183,855	144,483
	Alcoa Inc.	9,852,624	140,301

PPG Industries Inc.	1,688,831	110,450
Ecolab Inc.	2,402,519	105,591
International Paper Co.	4,161,311	102,410
Cliffs Natural Resources Inc.	1,373,275	97,434
Weyerhaeuser Co.	2,137,371	96,759
Mosaic Co.	1,574,787	95,700
United States Steel Corp.	1,449,683	92,084
Sigma-Aldrich Corp.	1,230,980	66,054
Lubrizol Corp.	690,479	63,331
* Owens-Illinois Inc.	1,704,945	60,594
Vulcan Materials Co.	1,268,628	59,930
Walter Energy Inc.	535,964	49,453
Ball Corp.	904,111	48,261
Allegheny Technologies Inc.	893,592	48,245
Airgas Inc.	748,206	47,601
Eastman Chemical Co.	735,445	46,833
Celanese Corp. Class A	1,453,626	46,298
Terra Industries Inc.	1,010,992	46,263
MeadWestvaco Corp.	1,730,995	44,227
* Crown Holdings Inc.	1,626,897	43,861
CF Industries Holdings Inc.	466,651	42,549
FMC Corp.	695,665	42,116
International Flavors & Fragrances Inc.	800,068	38,139
Ashland Inc.	720,304	38,010
Martin Marietta Materials Inc.	451,606	37,732
Steel Dynamics Inc.	1,965,022	34,329
Nalco Holding Co.	1,399,584	34,052
Sealed Air Corp.	1,609,259	33,923
* Pactiv Corp.	1,339,154	33,720
Reliance Steel & Aluminum Co.	670,122	32,990
Albemarle Corp.	742,425	31,650
Bemis Co. Inc.	1,095,837	31,472
Sonoco Products Co.	1,013,902	31,218
Valspar Corp.	970,633	28,614
RPM International Inc.	1,308,185	27,917
* Domtar Corp.	425,057	27,378
Aptargroup Inc.	684,197	26,923
Compass Minerals International Inc.	329,914	26,469
Packaging Corp. of America	1,042,718	25,661
AK Steel Holding Corp.	1,108,565	25,342
Cytec Industries Inc.	492,429	23,016
Scotts Miracle-Gro Co. Class A	470,265	21,797
Temple-Inland Inc.	1,029,858	21,040
Royal Gold Inc.	443,528	20,495
* WR Grace & Co.	731,938	20,319
Huntsman Corp.	1,682,908	20,279
Cabot Corp.	657,880	20,000
* Solutia Inc.	1,230,822	19,829
* Titanium Metals Corp.	1,184,125	19,645
Commercial Metals Co.	1,143,390	17,219
Rock-Tenn Co. Class A	373,923	17,040
Carpenter Technology Corp.	446,559	16,344
Silgan Holdings Inc.	270,845	16,313
Olin Corp.	797,434	15,646
Sensient Technologies Corp.	497,293	14,451
* Intrepid Potash Inc.	457,451	13,874
Greif Inc. Class A	247,093	13,570
* Hecla Mining Co.	2,424,009	13,259

NewMarket Corp.	123,628	12,732
* Rockwood Holdings Inc.	450,073	11,981
* PolyOne Corp.	1,166,606	11,946
* Coeur d'Alene Mines Corp.	795,091	11,910
Schnitzer Steel Industries Inc.	222,740	11,701
HB Fuller Co.	493,188	11,447
* Louisiana-Pacific Corp.	1,262,994	11,430
Eagle Materials Inc.	421,874	11,197
Worthington Industries Inc.	641,488	11,091
* Allied Nevada Gold Corp.	633,638	10,499
* OM Group Inc.	309,198	10,476
Minerals Technologies Inc.	190,847	9,894
* RTI International Metals Inc.	305,120	9,254
* Calgon Carbon Corp.	510,857	8,746
Schweitzer-Mauduit International Inc.	182,256	8,668
* Ferro Corp.	983,136	8,642
^ Texas Industries Inc.	247,859	8,469
* Stillwater Mining Co.	647,543	8,405
Arch Chemicals Inc.	239,113	8,223
* Century Aluminum Co.	520,648	7,164
AMCOL International Corp.	257,176	6,995
Balchem Corp.	283,007	6,976
* Omnova Solutions Inc.	854,710	6,709
Glatfelter	460,772	6,677
Kaiser Aluminum Corp.	153,046	5,903
Deltic Timber Corp.	126,952	5,592
* Buckeye Technologies Inc.	418,717	5,477
A Schulman Inc.	222,588	5,447
Innophos Holdings Inc.	180,346	5,032
* Horsehead Holding Corp.	419,404	4,966
* Clearwater Paper Corp.	95,102	4,684
* Georgia Gulf Corp.	251,193	4,645
Koppers Holdings Inc.	162,221	4,594
Zep Inc.	207,353	4,537
Olympic Steel Inc.	132,866	4,338
Stepan Co.	74,851	4,183
* Graphic Packaging Holding Co.	1,155,473	4,171
* Wausau Paper Corp.	480,887	4,107
Westlake Chemical Corp.	156,951	4,048
* Brush Engineered Materials Inc.	178,385	4,026
Haynes International Inc.	108,364	3,850
* Spartech Corp.	313,342	3,666
Quaker Chemical Corp.	112,007	3,037
* Boise Inc.	463,946	2,844
* KapStone Paper and Packaging Corp.	232,817	2,764
Neenah Paper Inc.	170,845	2,706
* Zoltek Cos. Inc.	278,660	2,686
Myers Industries Inc.	253,776	2,660
Innospec Inc.	221,771	2,519
^ Hawkins Inc.	102,174	2,473
* US Gold Corp.	908,253	2,452
ICO Inc.	273,738	2,212
* AEP Industries Inc.	78,834	2,051
* Headwaters Inc.	441,607	2,027
AM Castle & Co.	133,714	1,749
* LSB Industries Inc.	112,073	1,708
* Mercer International Inc.	314,283	1,656
* US Energy Corp. Wyoming	243,408	1,451

*,^ China Green Agriculture Inc.		101,334	1,419
	American Vanguard Corp.	173,333	1,413
*	Landec Corp.	206,842	1,371
*	General Moly Inc.	384,888	1,278
*	Universal Stainless & Alloy	49,844	1,196
*	Penford Corp.	107,902	1,106
*	United States Lime & Minerals Inc.	26,740	1,034
*,^ ShengdaTech Inc.		126,623	948
*	Bway Holding Co.	44,433	893
*	American Pacific Corp.	125,838	858
*	Ampal American Israel Class A	301,356	838
*,^ Altair Nanotechnologies Inc.		1,024,234	737
*,^ China Direct Industries Inc.		443,516	683
*	Senomyx Inc.	198,113	649
*	Nanophase Technologies Corp.	326,953	621
*,^ General Steel Holdings Inc.		56,400	232
*,^ US Concrete Inc.		524,719	199
*,^ Flotek Industries Inc.		156,005	198
*	China Precision Steel Inc.	55,332	116
*	Rock of Ages Corp.	17,900	60
*	Continental Materials Corp.	3,500	51
*	Solitario Exploration & Royalty Corp.	9,600	20
			5,100,150
Telecommunication Services (2.6%)
	AT&T Inc.	59,666,944	1,541,794
	Verizon Communications Inc.	28,722,754	890,980
*	American Tower Corp. Class A	4,059,612	172,980
*	Crown Castle International Corp.	2,944,988	112,587
*	Sprint Nextel Corp.	29,420,009	111,796
	CenturyTel Inc.	3,009,071	106,702
	Qwest Communications International Inc.	15,715,796	82,036
*	NII Holdings Inc.	1,680,943	70,028
	Windstream Corp.	4,420,767	48,142
*	SBA Communications Corp. Class A	1,065,116	38,419
*	tw telecom inc Class A	1,514,967	27,497
*	Level 3 Communications Inc.	16,602,445	26,896
^	Frontier Communications Corp.	3,163,736	23,538
	Telephone & Data Systems Inc.	691,978	23,424
*	NeuStar Inc. Class A	753,814	18,996
*	MetroPCS Communications Inc.	2,504,859	17,734
*	Syniverse Holdings Inc.	667,742	13,001
*	Leap Wireless International Inc.	628,681	10,285
	Telephone & Data Systems Inc. - Special Common Shares	276,955	8,264
*	Cincinnati Bell Inc.	2,385,898	8,136
*	United States Cellular Corp.	179,675	7,435
	Iowa Telecommunications Services Inc.	407,407	6,804
	NTELOS Holdings Corp.	339,417	6,038
*	AboveNet Inc.	114,298	5,798
	Consolidated Communications Holdings Inc.	258,841	4,908
*	PAETEC Holding Corp.	1,016,608	4,758
*	Neutral Tandem Inc.	295,976	4,730
*	Premiere Global Services Inc.	560,910	4,633
	Shenandoah Telecommunications Co.	227,764	4,282
	Atlantic Tele-Network Inc.	84,347	3,790
*	Cogent Communications Group Inc.	340,163	3,541
*	Global Crossing Ltd.	217,378	3,293
	Alaska Communications Systems Group Inc.	392,402	3,186

*	Cbeyond Inc.	192,259	2,630
	USA Mobility Inc.	191,697	2,429
	HickoryTech Corp.	260,074	2,296
*	General Communication Inc. Class A	343,500	1,982
*	ICO Global Communications Holdings Ltd.	1,435,390	1,723
*	Vonage Holdings Corp.	1,238,007	1,671
*	Kratos Defense & Security Solutions Inc.	89,288	1,274
*,^ Globalstar Inc.		910,771	1,239
*	TerreStar Corp.	889,716	1,174
*	8x8 Inc.	772,938	1,136
	Warwick Valley Telephone Co.	75,230	1,071
*	SureWest Communications	115,235	990
*	Arbinet Corp.	327,927	659
*	FiberTower Corp.	115,689	538
*	IDT Corp. Class B	75,185	487
*	IDT Corp.	21,611	116
			3,437,846
Utilities (3.5%)
	Exelon Corp.	6,667,310	292,095
	Southern Co.	8,091,468	268,313
	Dominion Resources Inc.	6,039,162	248,270
	Duke Energy Corp.	13,192,147	215,296
	FPL Group Inc.	3,970,863	191,912
	American Electric Power Co. Inc.	4,830,363	165,102
	PG&E Corp.	3,751,398	159,134
	Entergy Corp.	1,910,578	155,425
	Public Service Enterprise Group Inc.	5,117,078	151,056
	Consolidated Edison Inc.	2,785,900	124,084
	FirstEnergy Corp.	3,082,768	120,505
	Sempra Energy	2,367,667	118,147
	Progress Energy Inc.	2,827,853	111,304
	Edison International	3,130,306	106,963
	PPL Corp.	3,813,419	105,670
	Xcel Energy Inc.	4,618,403	97,910
	Questar Corp.	1,763,476	76,182
	DTE Energy Co.	1,668,541	74,417
*	AES Corp.	6,752,625	74,279
	Constellation Energy Group Inc.	1,829,754	64,243
	Ameren Corp.	2,396,420	62,499
	Wisconsin Energy Corp.	1,182,226	58,414
	EQT Corp.	1,381,833	56,655
*	NRG Energy Inc.	2,594,925	54,234
	CenterPoint Energy Inc.	3,753,935	53,906
	Northeast Utilities	1,776,342	49,098
	Oneok Inc.	1,013,654	46,273
	SCANA Corp.	1,184,676	44,532
	NiSource Inc.	2,789,009	44,066
*	Calpine Corp.	3,580,315	42,570
	Allegheny Energy Inc.	1,715,963	39,467
	MDU Resources Group Inc.	1,804,316	38,937
	Pinnacle West Capital Corp.	1,025,333	38,686
	American Water Works Co. Inc.	1,768,887	38,491
	Pepco Holdings Inc.	2,242,792	38,464
	NSTAR	1,081,233	38,297
	OGE Energy Corp.	979,713	38,150
	Alliant Energy Corp.	1,119,366	37,230
	National Fuel Gas Co.	733,784	37,093

	Integrys Energy Group Inc.	773,715	36,659
	CMS Energy Corp.	2,323,844	35,927
	DPL Inc.	1,211,944	32,953
	TECO Energy Inc.	2,058,927	32,716
	Energen Corp.	689,909	32,101
	AGL Resources Inc.	784,111	30,306
	NV Energy Inc.	2,376,826	29,306
	UGI Corp.	1,101,568	29,236
	ITC Holdings Corp.	514,405	28,292
	Atmos Energy Corp.	938,656	26,817
	Great Plains Energy Inc.	1,370,342	25,447
	Westar Energy Inc.	1,105,444	24,651
	Aqua America Inc.	1,381,873	24,279
	Hawaiian Electric Industries Inc.	933,210	20,951
	Piedmont Natural Gas Co. Inc.	741,672	20,455
	Vectren Corp.	781,153	19,310
	Nicor Inc.	458,346	19,214
	WGL Holdings Inc.	508,896	17,633
	IDACORP Inc.	483,274	16,731
	Cleco Corp.	613,152	16,279
	New Jersey Resources Corp.	425,366	15,977
*	Mirant Corp.	1,468,686	15,950
	Portland General Electric Co.	763,861	14,750
	Southwest Gas Corp.	455,303	13,623
*	RRI Energy Inc.	3,581,999	13,218
	South Jersey Industries Inc.	303,051	12,725
	Northwest Natural Gas Co.	268,575	12,516
	Black Hills Corp.	394,082	11,960
	Avista Corp.	555,615	11,507
	Unisource Energy Corp.	362,774	11,406
	PNM Resources Inc.	881,790	11,049
	Allete Inc.	300,675	10,067
	NorthWestern Corp.	366,238	9,819
*	El Paso Electric Co.	452,110	9,313
	Laclede Group Inc.	243,937	8,226
	MGE Energy Inc.	227,932	8,060
	California Water Service Group	205,093	7,714
	UIL Holdings Corp.	273,399	7,518
*	Dynegy Inc. Class A	5,101,492	6,428
	CH Energy Group Inc.	150,933	6,164
	American States Water Co.	175,080	6,075
	Ormat Technologies Inc.	212,778	5,988
	Empire District Electric Co.	331,479	5,973
	SJW Corp.	154,897	3,937
	Chesapeake Utilities Corp.	112,703	3,359
	Middlesex Water Co.	193,290	3,296
	Connecticut Water Service Inc.	134,101	3,121
	Southwest Water Co.	217,106	2,267
	Central Vermont Public Service Corp.	109,272	2,204
	Consolidated Water Co. Ltd.	146,169	1,985
	Unitil Corp.	65,353	1,519
	Maine & Maritimes Corp.	32,084	1,408
	York Water Co.	98,122	1,349
*	Cadiz Inc.	52,822	675
	Artesian Resources Corp. Class A	24,322	429
	Pennichuck Corp.	15,519	365
*,^ China Natural Gas Inc.		33,754	331
*	Purecycle Corp.	24,935	61

RGC Resources Inc.			1,055	34
* Synthesis Energy Systems Inc.			33,393	33
				4,559,031
Total Common Stocks (Cost $125,712,816)				130,728,833
				Market
				Value
	Coupon		Shares	($000)
Temporary Cash Investments (0.7%)[1]
Money Market Fund (0.7%)
[2,3] Vanguard Market Liquidity Fund	0.183%		954,278,759	954,279

			Face	Market
		Maturity	Amount	Value
	Coupon	Date	($000)	($000)
U.S. Government and Agency Obligations (0.0%)
[4,5] Fannie Mae Discount Notes	0.205%	6/2/10	4,000	3,999
[4,5] Freddie Mac Discount Notes	0.230%	6/21/10	7,000	6,997
[4,5] Freddie Mac Discount Notes	0.170%	7/19/10	20,000	19,987
[4,5] Freddie Mac Discount Notes	0.235%	8/16/10	10,000	9,991
				40,974
Total Temporary Cash Investments (Cost $995,254)				995,253
Total Investments (100.5%) (Cost $126,708,070)				131,724,086
Other Assets and Liabilities-Net (-0.5%)[2]				(690,092)
Net Assets (100%)				131,033,994

* Non-income-producing security.
^ Part of security position is on loan to broker-dealers. The total value of securities on loan is $535,914,000.
1 The fund invests a portion of its cash reserves in equity markets through the use of index futures contracts. After giving effect to futures investments, the fund's effective common stock and temporary cash investment positions represent 100.0% and 0.5%, respectively, of net assets.
2 Includes $591,407,000 of collateral received for securities on loan.
3 Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by Vanguard. Rate shown is the 7-day yield.
4 Securities with a value of $37,977,000 have been segregated as initial margin for open futures contracts.
5 The issuer operates under a congressional charter; its securities are not backed by the full faith and credit of the U.S. government.
REIT—Real Estate Investment Trust.

A. Security Valuation: Securities are valued as of the close of trading on the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date. Equity securities are valued at the latest quoted sales prices or official closing prices taken from the primary market in which each security trades; such securities not traded on the valuation date are valued at the mean of the latest quoted bid and asked prices. Securities for which market quotations are not readily available, or whose values have been materially affected by events occurring before the fund's pricing time but after the close of the securities’ primary markets, are valued by methods deemed by the board of trustees to represent fair value. Investments in Vanguard Market Liquidity Fund are valued at that fund's net asset value. Temporary cash investments acquired over 60 days to maturity are valued using the latest bid prices or using valuations based on a matrix system (which considers such factors as security prices, yields, maturities, and ratings), both as furnished by independent pricing services. Other temporary cash investments are valued at amortized cost, which approximates market value.

B. Futures Contracts: The fund uses index futures contracts to a limited extent, with the objectives of maintaining full exposure to the stock market, enhancing returns, maintaining liquidity, and

Total Stock Market Index Fund

minimizing transaction costs. The fund may purchase futures contracts to immediately invest incoming cash in the market, or sell futures in response to cash outflows, thereby simulating a fully invested position in the underlying index while maintaining a cash balance for liquidity. The fund may seek to enhance returns by using futures contracts instead of the underlying securities when futures are believed to be priced more attractively than the underlying securities. The primary risks associated with the use of futures contracts are imperfect correlation between changes in market values of stocks held by the fund and the prices of futures contracts, and the possibility of an illiquid market.

Futures contracts are valued at their quoted daily settlement prices. The aggregate principal amounts of the contracts are not recorded in the Schedule of Investments. Fluctuations in the value of the contracts are recorded in the Schedule of Investments as an asset (liability).

				($000)
		Number of	Aggregate	Unrealized
		Long (Short)	Settlement	Appreciation
Futures Contracts	Expiration	Contracts	Value	(Depreciation)
S&P 500 Index	June 2010	715	208,280	3,492
E-mini Russell 2000 Index	June 2010	820	55,522	5
S&P MidCap 400 Index	June 2010	92	36,253	4
E-mini S&P 500 Index	June 2010	200	11,652	(47)
E-mini S&P MidCap 400 Index	June 2010	20	1,576	11

Unrealized appreciation (depreciation) on open futures contracts is required to be treated as realized gain (loss) for tax purposes.

C. Various inputs may be used to determine the value of the fund's investments. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

Level 1—Quoted prices in active markets for identical securities.
Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3—Significant unobservable inputs (including the fund's own assumptions used to determine the fair value of investments).

The following table summarizes the fund's investments as of March 31, 2010, based on the inputs used to value them:

	Level 1	Level 2	Level 3
Investments	($000)	($000)	($000)
Common Stocks	130,728,675	84	74
Temporary Cash Investments	954,279	40,974	—
Futures Contracts—Liabilities[1]	(1,426)	—	—
Total	131,681,528	41,058	74
1 Represents variation margin on the last day of the reporting period.

Total Stock Market Index Fund

The following table summarizes changes in investments valued based on Level 3 inputs during the period ended March 31, 2010:

Investments in
Common Stocks
($000)
Amount valued based on Level 3 Inputs
Balance as of December 31, 2009	105
Total Sales	(19)
Net Realized Gain (Loss)	(671)
Transfers into Level 3	2
Change in Unrealized Appreciation (Depreciation)	657
Balance as of March 31, 2010	74

D. At March 31, 2010, the cost of investment securities for tax purposes was $126,649,858,000. Net unrealized appreciation of investment securities for tax purposes was $5,074,228,000, consisting of unrealized gains of $19,539,100,000 on securities that had risen in value since their purchase and $14,464,872,000 in unrealized losses on securities that had fallen in value since their purchase.

Vanguard Value Index Fund

Schedule of Investments
As of March 31, 2010

			Market
			Value
		Shares	($000)
Common Stocks (100.0%)
Consumer Discretionary (8.2%)
	Walt Disney Co.	3,962,773	138,340
	Home Depot Inc.	3,696,485	119,581
	Time Warner Inc.	2,532,294	79,185
	Comcast Corp. Class A	3,885,326	73,122
	News Corp. Class A	4,093,917	58,993
	Comcast Corp.	2,284,768	41,057
	Time Warner Cable Inc.	764,399	40,750
	Carnival Corp.	947,859	36,853
*	Viacom Inc. Class B	782,196	26,892
	Macy's Inc.	912,501	19,865
	Starwood Hotels & Resorts Worldwide Inc.	405,345	18,905
	Stanley Black & Decker Inc.	327,934	18,827
*	Liberty Media Corp. - Interactive	1,228,872	18,814
	CBS Corp. Class B	1,287,717	17,951
	Mattel Inc.	783,490	17,817
	Fortune Brands Inc.	325,874	15,808
	VF Corp.	192,424	15,423
	Genuine Parts Co.	345,751	14,605
	Ltd Brands Inc.	592,647	14,591
	Harley-Davidson Inc.	508,124	14,263
	Whirlpool Corp.	161,226	14,067
	H&R Block Inc.	726,767	12,936
	Darden Restaurants Inc.	287,451	12,803
	Gap Inc.	529,362	12,234
	Hasbro Inc.	270,399	10,351
	Wyndham Worldwide Corp.	387,723	9,976
*,^ Royal Caribbean Cruises Ltd.		301,342	9,941
*	Autoliv Inc.	184,640	9,514
	DISH Network Corp. Class A	452,187	9,415
	Newell Rubbermaid Inc.	602,606	9,160
	Abercrombie & Fitch Co.	190,629	8,700
	Gannett Co. Inc.	512,516	8,467
	American Eagle Outfitters Inc.	404,252	7,487
	JC Penney Co. Inc.	230,199	7,405
*,^ Sears Holdings Corp.		65,165	7,066
*	Mohawk Industries Inc.	126,350	6,871
	Leggett & Platt Inc.	312,827	6,770
*	Liberty Media Corp. - Starz	107,411	5,873
	Washington Post Co. Class B	13,190	5,859
*	Interpublic Group of Cos. Inc.	685,726	5,705
	Lennar Corp. Class A	329,790	5,676
	News Corp. Class B	331,941	5,646
	Foot Locker Inc.	338,810	5,096
*	AutoNation Inc.	245,485	4,438
	Brinker International Inc.	221,743	4,275
	DR Horton Inc.	310,351	3,910
	Virgin Media Inc.	212,541	3,668
*	Hyatt Hotels Corp. Class A	82,837	3,227
*	Toll Brothers Inc.	148,111	3,081

* Pulte Group Inc.	259,162	2,916
Wendy's/Arby's Group Inc. Class A	553,641	2,768
* Goodyear Tire & Rubber Co.	173,845	2,197
* Penn National Gaming Inc.	72,988	2,029
Weight Watchers International Inc.	74,912	1,913
* Lamar Advertising Co. Class A	43,637	1,499
		1,034,581
Consumer Staples (9.9%)
Procter & Gamble Co.	6,336,051	400,882
Coca-Cola Co.	2,939,616	161,679
Kraft Foods Inc.	3,782,462	114,382
Altria Group Inc.	4,494,225	92,221
CVS Caremark Corp.	1,070,747	39,147
Sysco Corp.	1,283,637	37,867
Kimberly-Clark Corp.	585,574	36,821
Archer-Daniels-Midland Co.	1,253,944	36,239
Kroger Co.	1,341,395	29,055
ConAgra Foods Inc.	960,158	24,071
Safeway Inc.	880,904	21,899
Reynolds American Inc.	378,906	20,453
Sara Lee Corp.	1,435,908	20,002
Bunge Ltd.	290,600	17,910
General Mills Inc.	247,791	17,541
HJ Heinz Co.	342,002	15,599
JM Smucker Co.	257,793	15,535
Molson Coors Brewing Co. Class B	330,296	13,892
Lorillard Inc.	174,037	13,095
Tyson Foods Inc. Class A	631,410	12,091
Mead Johnson Nutrition Co.	221,525	11,526
Church & Dwight Co. Inc.	152,641	10,219
Brown-Forman Corp. Class B	169,448	10,074
McCormick & Co. Inc.	256,694	9,847
Dr Pepper Snapple Group Inc.	275,645	9,694
* Ralcorp Holdings Inc.	122,849	8,327
SUPERVALU Inc.	460,026	7,673
* Constellation Brands Inc. Class A	429,313	7,058
* Smithfield Foods Inc.	322,732	6,693
Campbell Soup Co.	157,022	5,551
Hershey Co.	120,239	5,147
Alberto-Culver Co. Class B	191,766	5,015
Hormel Foods Corp.	104,168	4,376
PepsiCo Inc.	1	—
		1,241,581
Energy (14.7%)
Exxon Mobil Corp.	10,294,830	689,548
Chevron Corp.	4,350,810	329,922
ConocoPhillips	3,056,643	156,408
Occidental Petroleum Corp.	1,144,111	96,723
Apache Corp.	728,989	73,992
* Transocean Ltd.	696,444	60,159
Devon Energy Corp.	914,785	58,940
Marathon Oil Corp.	1,534,995	48,567
XTO Energy Inc.	818,215	38,603
Spectra Energy Corp.	1,402,966	31,609
Chesapeake Energy Corp.	1,334,851	31,556
Williams Cos. Inc.	1,265,035	29,222
Valero Energy Corp.	1,223,249	24,098

Halliburton Co.	684,261	20,617
El Paso Corp.	1,520,047	16,477
* Newfield Exploration Co.	287,976	14,989
Pioneer Natural Resources Co.	249,906	14,075
Hess Corp.	223,302	13,968
* Nabors Industries Ltd.	614,038	12,054
Noble Corp.	283,430	11,853
* Pride International Inc.	378,259	11,389
Cimarex Energy Co.	180,938	10,744
* Kinder Morgan Management LLC	166,653	9,769
Arch Coal Inc.	352,541	8,056
Murphy Oil Corp.	137,715	7,738
Sunoco Inc.	253,736	7,539
BJ Services Co.	318,314	6,812
* Forest Oil Corp.	231,583	5,979
Tidewater Inc.	112,221	5,305
* Rowan Cos. Inc.	122,959	3,579
Cabot Oil & Gas Corp.	78,479	2,888
Tesoro Corp.	151,299	2,103
Patterson-UTI Energy Inc.	116,372	1,626
* SandRidge Energy Inc.	116,868	900
		1,857,807
Financials (25.2%)
Bank of America Corp.	21,567,225	384,975
JPMorgan Chase & Co.	8,545,623	382,417
Wells Fargo & Co.	10,533,187	327,793
Goldman Sachs Group Inc.	1,059,114	180,717
* Citigroup Inc.	29,880,025	121,014
Bank of New York Mellon Corp.	2,611,964	80,657
Morgan Stanley	2,653,626	77,725
MetLife Inc.	1,775,826	76,964
PNC Financial Services Group Inc.	1,121,347	66,944
Travelers Cos. Inc.	1,184,672	63,901
Prudential Financial Inc.	1,001,812	60,610
Aflac Inc.	1,014,676	55,087
BB&T Corp.	1,491,110	48,297
Chubb Corp.	740,853	38,413
ACE Ltd.	729,716	38,164
US Bancorp	1,451,825	37,573
Allstate Corp.	1,105,459	35,717
Simon Property Group Inc.	402,351	33,757
Marsh & McLennan Cos. Inc.	1,144,498	27,949
Loews Corp.	745,365	27,787
Vornado Realty Trust	352,054	26,650
Progressive Corp.	1,389,733	26,530
Hartford Financial Services Group Inc.	907,346	25,787
Ameriprise Financial Inc.	553,277	25,097
Equity Residential	599,233	23,460
AON Corp.	534,369	22,823
Boston Properties Inc.	300,672	22,683
Fifth Third Bancorp	1,637,683	22,256
HCP Inc.	635,397	20,968
Annaly Capital Management Inc.	1,198,174	20,585
Invesco Ltd.	929,877	20,374
Principal Financial Group Inc.	691,270	20,192
Lincoln National Corp.	654,746	20,101
* Genworth Financial Inc. Class A	1,058,968	19,421

SunTrust Banks Inc.	703,235	18,840
Unum Group	719,043	17,811
Discover Financial Services	1,176,564	17,531
State Street Corp.	375,255	16,939
NYSE Euronext	563,504	16,685
Public Storage	179,148	16,480
Ventas Inc.	339,447	16,117
AvalonBay Communities Inc.	176,458	15,237
KeyCorp	1,904,400	14,759
Hudson City Bancorp Inc.	1,024,770	14,511
New York Community Bancorp Inc.	871,372	14,412
Comerica Inc.	377,427	14,357
XL Capital Ltd. Class A	741,591	14,016
Plum Creek Timber Co. Inc.	352,896	13,731
Kimco Realty Corp.	870,757	13,619
ProLogis	1,025,641	13,538
^ M&T Bank Corp.	166,397	13,209
Regions Financial Corp.	1,673,828	13,140
* SLM Corp.	1,029,206	12,886
People's United Financial Inc.	811,396	12,690
Health Care REIT Inc.	266,604	12,059
PartnerRe Ltd.	145,754	11,620
Willis Group Holdings PLC	364,863	11,417
Everest Re Group Ltd.	130,829	10,588
* Leucadia National Corp.	422,033	10,471
Legg Mason Inc.	349,641	10,024
* Arch Capital Group Ltd.	128,371	9,788
Cincinnati Financial Corp.	335,321	9,691
Federal Realty Investment Trust	132,768	9,667
Torchmark Corp.	179,601	9,610
SL Green Realty Corp.	167,504	9,593
Axis Capital Holdings Ltd.	293,305	9,169
Assurant Inc.	253,683	8,722
Marshall & Ilsley Corp.	1,080,433	8,697
AMB Property Corp.	317,444	8,647
Nationwide Health Properties Inc.	243,476	8,558
Huntington Bancshares Inc.	1,549,907	8,323
Reinsurance Group of America Inc. Class A	157,942	8,295
Liberty Property Trust	244,359	8,294
WR Berkley Corp.	313,876	8,189
Macerich Co.	212,052	8,124
Rayonier Inc.	172,483	7,836
RenaissanceRe Holdings Ltd.	135,256	7,677
* Markel Corp.	20,235	7,581
Assured Guaranty Ltd.	339,889	7,467
Transatlantic Holdings Inc.	139,593	7,371
Regency Centers Corp.	191,698	7,183
Fidelity National Financial Inc. Class A	473,967	7,024
^ Realty Income Corp.	226,626	6,955
* First Horizon National Corp.	487,929	6,855
HCC Insurance Holdings Inc.	243,781	6,728
First American Corp.	196,468	6,648
Old Republic International Corp.	522,070	6,620
Cullen/Frost Bankers Inc.	117,102	6,534
Hospitality Properties Trust	267,658	6,410
Commerce Bancshares Inc.	153,059	6,297
Zions Bancorporation	284,792	6,214
White Mountains Insurance Group Ltd.	17,307	6,144

Duke Realty Corp.	486,086	6,027
UDR Inc.	331,555	5,849
* American International Group Inc.	170,445	5,819
Raymond James Financial Inc.	214,017	5,723
Digital Realty Trust Inc.	102,249	5,542
Validus Holdings Ltd.	199,144	5,482
Weingarten Realty Investors	246,988	5,325
Federated Investors Inc. Class B	199,524	5,263
City National Corp.	94,990	5,127
Associated Banc-Corp	345,126	4,763
American Financial Group Inc.	163,976	4,665
* NASDAQ OMX Group Inc.	208,415	4,402
TCF Financial Corp.	273,893	4,366
BOK Financial Corp.	58,885	3,088
Mercury General Corp.	59,134	2,585
Capitol Federal Financial	48,102	1,802
TFS Financial Corp.	100,035	1,335
		3,178,149
Health Care (11.1%)
Pfizer Inc.	17,499,335	300,114
Merck & Co. Inc.	6,623,922	247,403
Johnson & Johnson	2,991,720	195,060
Bristol-Myers Squibb Co.	3,712,209	99,116
UnitedHealth Group Inc.	2,520,206	82,335
Eli Lilly & Co.	2,242,871	81,237
* WellPoint Inc.	993,865	63,985
Covidien PLC	1,082,777	54,442
* Thermo Fisher Scientific Inc.	885,457	45,548
Aetna Inc.	940,345	33,015
Cardinal Health Inc.	786,807	28,349
* Boston Scientific Corp.	3,273,970	23,638
CIGNA Corp.	593,341	21,704
* Forest Laboratories Inc.	654,085	20,512
AmerisourceBergen Corp. Class A	624,397	18,057
* Humana Inc.	368,115	17,217
* Coventry Health Care Inc.	321,348	7,944
Omnicare Inc.	259,056	7,329
Universal Health Services Inc. Class B	197,254	6,922
* King Pharmaceuticals Inc.	538,517	6,333
* Vertex Pharmaceuticals Inc.	146,220	5,976
* Charles River Laboratories International Inc.	143,023	5,622
* Health Net Inc.	225,421	5,606
* CareFusion Corp.	204,184	5,397
* Dendreon Corp.	142,407	5,194
* Inverness Medical Innovations Inc.	85,796	3,342
* Endo Pharmaceuticals Holdings Inc.	88,637	2,100
Pharmaceutical Product Development Inc.	80,468	1,911
		1,395,408
Industrials (12.6%)
General Electric Co.	23,089,824	420,235
United Technologies Corp.	1,931,489	142,177
3M Co.	1,458,565	121,892
Emerson Electric Co.	1,630,890	82,099
General Dynamics Corp.	711,142	54,900
Raytheon Co.	831,062	47,470
Honeywell International Inc.	1,021,862	46,260
Norfolk Southern Corp.	797,859	44,592

Illinois Tool Works Inc.	923,404	43,732
CSX Corp.	851,387	43,336
Northrop Grumman Corp.	646,441	42,387
Tyco International Ltd.	1,029,501	39,378
Lockheed Martin Corp.	453,152	37,711
Waste Management Inc.	1,009,063	34,742
United Parcel Service Inc. Class B	536,132	34,532
Deere & Co.	458,848	27,283
Eaton Corp.	341,451	25,872
Ingersoll-Rand PLC	694,486	24,217
Republic Services Inc. Class A	824,831	23,937
L-3 Communications Holdings Inc.	252,196	23,109
FedEx Corp.	225,221	21,036
Dover Corp.	403,506	18,864
Rockwell Automation Inc.	308,326	17,377
Cooper Industries PLC	361,618	17,336
Cummins Inc.	207,957	12,883
Textron Inc.	587,591	12,474
Goodrich Corp.	175,137	12,351
Masco Corp.	781,246	12,125
Pitney Bowes Inc.	448,932	10,976
^ Equifax Inc.	274,045	9,811
RR Donnelley & Sons Co.	445,747	9,517
* URS Corp.	182,283	9,043
Cintas Corp.	298,446	8,383
Avery Dennison Corp.	220,208	8,018
KBR Inc.	348,339	7,719
Pentair Inc.	202,742	7,222
* Owens Corning	249,567	6,349
Harsco Corp.	174,371	5,569
Pall Corp.	127,167	5,149
Manpower Inc.	85,124	4,862
Ryder System Inc.	121,590	4,713
SPX Corp.	53,585	3,554
* Terex Corp.	81,900	1,860
* Spirit Aerosystems Holdings Inc. Class A	79,198	1,852
* Hertz Global Holdings Inc.	139,535	1,394
		1,590,298
Information Technology (3.7%)
Intel Corp.	7,783,713	173,265
Corning Inc.	1,687,703	34,109
Xerox Corp.	2,934,428	28,611
Texas Instruments Inc.	950,506	23,259
* Seagate Technology	1,079,317	19,708
* Computer Sciences Corp.	330,353	18,001
Fidelity National Information Services Inc.	686,264	16,086
Xilinx Inc.	599,985	15,300
* SAIC Inc.	861,863	15,255
Microchip Technology Inc.	397,911	11,205
* Avnet Inc.	327,815	9,834
* Flextronics International Ltd.	1,144,354	8,972
* Arrow Electronics Inc.	259,574	7,821
* Micron Technology Inc.	646,186	6,714
* Citrix Systems Inc.	139,051	6,601
Analog Devices Inc.	221,453	6,382
Jabil Circuit Inc.	394,151	6,381
* Lexmark International Inc. Class A	169,526	6,117

Tellabs Inc.	794,205	6,012
* AOL Inc.	233,978	5,915
Total System Services Inc.	363,683	5,695
* LSI Corp.	920,190	5,632
* Ingram Micro Inc.	320,141	5,619
Harris Corp.	99,778	4,738
* IAC/InterActiveCorp	206,303	4,691
Intersil Corp. Class A	265,452	3,918
Molex Inc. Class A	161,209	2,845
Molex Inc.	134,241	2,800
* NCR Corp.	120,352	1,661
		463,147
Materials (3.1%)
EI du Pont de Nemours & Co.	1,960,175	72,997
Dow Chemical Co.	1,240,363	36,677
Nucor Corp.	682,946	30,992
PPG Industries Inc.	362,326	23,696
Air Products & Chemicals Inc.	298,263	22,056
Cliffs Natural Resources Inc.	294,734	20,911
Lubrizol Corp.	147,914	13,567
* Owens-Illinois Inc.	365,233	12,980
Vulcan Materials Co.	271,736	12,837
International Paper Co.	445,837	10,972
Ball Corp.	194,119	10,362
Allegheny Technologies Inc.	191,221	10,324
Airgas Inc.	160,096	10,185
Eastman Chemical Co.	157,526	10,031
MeadWestvaco Corp.	371,350	9,488
CF Industries Holdings Inc.	99,959	9,114
International Flavors & Fragrances Inc.	171,409	8,171
Sealed Air Corp.	344,488	7,262
Mosaic Co.	118,295	7,189
Albemarle Corp.	159,040	6,780
Bemis Co. Inc.	234,351	6,731
Sonoco Products Co.	216,790	6,675
Valspar Corp.	208,213	6,138
FMC Corp.	96,681	5,853
Reliance Steel & Aluminum Co.	93,337	4,595
Greif Inc. Class A	53,125	2,918
* Titanium Metals Corp.	165,083	2,739
Steel Dynamics Inc.	147,370	2,575
Commercial Metals Co.	158,154	2,382
		387,197
Telecommunication Services (4.9%)
AT&T Inc.	12,796,791	330,669
Verizon Communications Inc.	6,160,174	191,089
* Sprint Nextel Corp.	6,305,835	23,962
CenturyTel Inc.	645,637	22,894
Qwest Communications International Inc.	3,368,401	17,583
Windstream Corp.	948,023	10,324
Frontier Communications Corp.	677,796	5,043
Telephone & Data Systems Inc.	108,172	3,662
Telephone & Data Systems Inc. – Special Common Shares	97,177	2,900
* Level 3 Communications Inc.	1,783,551	2,889
* United States Cellular Corp.	40,803	1,688
		612,703

Utilities (6.6%)
Exelon Corp.	1,429,739	62,637
Southern Co.	1,735,153	57,538
Dominion Resources Inc.	1,295,137	53,243
Duke Energy Corp.	2,829,295	46,174
FPL Group Inc.	851,740	41,165
American Electric Power Co. Inc.	1,036,088	35,413
PG&E Corp.	804,674	34,134
Entergy Corp.	409,926	33,347
Public Service Enterprise Group Inc.	1,097,524	32,399
Consolidated Edison Inc.	597,705	26,622
FirstEnergy Corp.	661,424	25,855
Sempra Energy	507,952	25,347
Progress Energy Inc.	606,103	23,856
Edison International	670,917	22,925
PPL Corp.	817,277	22,647
Xcel Energy Inc.	989,793	20,984
Questar Corp.	377,890	16,325
DTE Energy Co.	357,461	15,943
Constellation Energy Group Inc.	391,850	13,758
Ameren Corp.	513,503	13,392
Wisconsin Energy Corp.	253,405	12,521
* NRG Energy Inc.	555,727	11,615
CenterPoint Energy Inc.	803,844	11,543
Northeast Utilities	380,298	10,511
Oneok Inc.	217,167	9,914
SCANA Corp.	253,758	9,539
NiSource Inc.	597,584	9,442
Allegheny Energy Inc.	367,831	8,460
MDU Resources Group Inc.	386,933	8,350
Pinnacle West Capital Corp.	219,510	8,282
American Water Works Co. Inc.	378,891	8,245
Pepco Holdings Inc.	480,729	8,244
NSTAR	231,943	8,215
OGE Energy Corp.	209,595	8,162
Alliant Energy Corp.	240,045	7,984
National Fuel Gas Co.	157,304	7,952
Integrys Energy Group Inc.	165,882	7,859
CMS Energy Corp.	498,356	7,704
DPL Inc.	259,926	7,067
TECO Energy Inc.	440,657	7,002
Energen Corp.	147,866	6,880
NV Energy Inc.	509,143	6,278
UGI Corp.	236,439	6,275
Aqua America Inc.	295,147	5,186
* Mirant Corp.	314,880	3,420
* RRI Energy Inc.	762,661	2,814
* Dynegy Inc. Class A	710,139	895
		834,063
Total Common Stocks (Cost $12,064,324)		12,594,934

			Market
			Value
	Coupon	Shares	($000)
Temporary Cash Investment (0.2%)
Money Market Fund (0.2%)
[1,2] Vanguard Market Liquidity Fund (Cost
$24,992)	0.183%	24,991,689	24,992

Total Investments (100.2%) (Cost $12,089,316)			12,619,926
Other Assets and Liabilities-Net (-0.2%)[1]			(24,203)
Net Assets (100%)			12,595,723

* Non-income-producing security.
^ Part of security position is on loan to broker-dealers. The total value of securities on loan is $16,722,000.
1 Includes $17,421,000 of collateral received for securities on loan.
2 Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by Vanguard. Rate shown is the 7-day yield.
REIT—Real Estate Investment Trust.

A. Security Valuation: Securities are valued as of the close of trading on the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date. Equity securities are valued at the latest quoted sales prices or official closing prices taken from the primary market in which each security trades; such securities not traded on the valuation date are valued at the mean of the latest quoted bid and asked prices. Securities for which market quotations are not readily available, or whose values have been materially affected by events occurring before the fund's pricing time but after the close of the securities’ primary markets, are valued by methods deemed by the board of trustees to represent fair value. Investments in Vanguard Market Liquidity Fund are valued at that fund's net asset value.

B. Various inputs may be used to determine the value of the fund's investments. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

Level 1—Quoted prices in active markets for identical securities.
Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3—Significant unobservable inputs (including the fund's own assumptions used to determine the fair value of investments).

At March 31, 2010, 100% of the fund's investments were valued based on Level 1 inputs.

C. At March 31, 2010, the cost of investment securities for tax purposes was $12,089,316,000. Net unrealized appreciation of investment securities for tax purposes was $530,610,000, consisting of unrealized gains of $1,586,575,000 on securities that had risen in value since their purchase and $1,055,965,000 in unrealized losses on securities that had fallen in value since their purchase.

Vanguard Growth Index Fund

Schedule of Investments
As of March 31, 2010

			Market
			Value
		Shares	($000)
Common Stocks (100.0%)
Consumer Discretionary (12.3%)
	McDonald's Corp.	3,207,453	214,001
*	Amazon.com Inc.	1,029,527	139,738
	Target Corp.	2,123,839	111,714
*	Ford Motor Co.	8,656,558	108,813
	Lowe's Cos. Inc.	4,389,817	106,409
*	DIRECTV Class A	2,700,820	91,315
	NIKE Inc. Class B	1,106,018	81,292
	Johnson Controls Inc.	1,995,275	65,824
	TJX Cos. Inc.	1,259,769	53,565
*	Starbucks Corp.	2,200,059	53,395
	Yum! Brands Inc.	1,390,076	53,282
	Staples Inc.	2,146,916	50,216
*	Kohl's Corp.	862,829	47,266
	Best Buy Co. Inc.	1,052,333	44,766
	Coach Inc.	947,989	37,465
	Omnicom Group Inc.	925,137	35,905
*	Bed Bath & Beyond Inc.	780,843	34,170
	McGraw-Hill Cos. Inc.	936,003	33,369
*	priceline.com Inc.	124,106	31,647
	Marriott International Inc. Class A	899,080	28,339
*	Apollo Group Inc. Class A	390,047	23,906
*	Las Vegas Sands Corp.	981,316	20,755
	Ross Stores Inc.	371,849	19,883
*	Viacom Inc. Class B	577,092	19,840
	Nordstrom Inc.	484,443	19,790
	Sherwin-Williams Co.	286,359	19,381
	Cablevision Systems Corp. Class A	733,932	17,717
	Tiffany & Co.	368,980	17,523
*	O'Reilly Automotive Inc.	407,837	17,011
	Gap Inc.	726,024	16,778
	Wynn Resorts Ltd.	219,672	16,658
*	CarMax Inc.	659,412	16,564
	International Game Technology	876,928	16,179
*	Dollar Tree Inc.	262,348	15,536
*	AutoZone Inc.	88,956	15,397
	Expedia Inc.	586,664	14,643
	Family Dollar Stores Inc.	392,006	14,351
*	Urban Outfitters Inc.	375,479	14,279
	Polo Ralph Lauren Corp. Class A	167,884	14,277
^	Garmin Ltd.	357,969	13,775
*	Discovery Communications Inc. Class A	401,803	13,577
*	BorgWarner Inc.	347,029	13,250
*	Liberty Global Inc.	440,212	12,718
	DeVry Inc.	190,063	12,392
*	Discovery Communications Inc.	421,309	12,391
*	ITT Educational Services Inc.	109,821	12,353
*	NVR Inc.	16,777	12,189
	Scripps Networks Interactive Inc. Class A	269,027	11,931
	Advance Auto Parts Inc.	281,300	11,792

	PetSmart Inc.	367,368	11,741
^	News Corp. Class B	652,741	11,103
*	Chipotle Mexican Grill Inc. Class A	94,453	10,642
*	GameStop Corp. Class A	465,310	10,195
*	NetFlix Inc.	138,079	10,182
	JC Penney Co. Inc.	315,685	10,156
^	Strayer Education Inc.	41,648	10,142
*,^ MGM Mirage		786,936	9,443
	Virgin Media Inc.	540,615	9,331
*	Harman International Industries Inc.	195,959	9,167
*	Liberty Global Inc. Class A	300,199	8,754
	Guess? Inc.	164,419	7,724
*	LKQ Corp.	378,353	7,681
*	Pulte Group Inc.	661,555	7,443
	Burger King Holdings Inc.	281,378	5,982
*	Goodyear Tire & Rubber Co.	440,853	5,572
	DR Horton Inc.	421,208	5,307
*,^ Sears Holdings Corp.		47,666	5,168
*	Toll Brothers Inc.	202,301	4,208
*	Interpublic Group of Cos. Inc.	502,191	4,178
*	Lamar Advertising Co. Class A	110,368	3,791
*	Penn National Gaming Inc.	98,527	2,739
	Wendy's/Arby's Group Inc. Class A	405,051	2,025
*	Clear Channel Outdoor Holdings Inc. Class A	119,645	1,269
*	Krispy Kreme Doughnuts Inc. Warrants Exp. 03/02/2012	3,500	—
			2,053,270
Consumer Staples (11.4%)
	Wal-Mart Stores Inc.	6,877,665	382,398
	PepsiCo Inc.	4,836,962	320,014
	Philip Morris International Inc.	5,660,881	295,272
	Colgate-Palmolive Co.	1,477,774	125,995
	Coca-Cola Co.	2,169,380	119,316
	Walgreen Co.	2,935,786	108,888
	CVS Caremark Corp.	2,725,009	99,626
	Costco Wholesale Corp.	1,295,812	77,373
	General Mills Inc.	630,963	44,666
	Avon Products Inc.	1,269,358	42,993
	Kellogg Co.	789,417	42,179
	Kimberly-Clark Corp.	432,158	27,174
	Clorox Co.	415,638	26,659
	Coca-Cola Enterprises Inc.	871,991	24,119
	Estee Lauder Cos. Inc. Class A	335,135	21,740
	HJ Heinz Co.	469,157	21,398
	Lorillard Inc.	238,771	17,965
	Mead Johnson Nutrition Co.	303,995	15,817
*	Whole Foods Market Inc.	430,482	15,562
	Campbell Soup Co.	400,469	14,157
	Dr Pepper Snapple Group Inc.	377,602	13,280
	Hershey Co.	306,565	13,124
*	Energizer Holdings Inc.	197,070	12,368
*	Hansen Natural Corp.	225,161	9,768
*	Dean Foods Co.	536,592	8,419
	Flowers Foods Inc.	246,275	6,093
	Hormel Foods Corp.	76,181	3,200
			1,909,563
Energy (7.3%)
	Schlumberger Ltd.	3,568,772	226,474

Anadarko Petroleum Corp.	1,460,858	106,394
Occidental Petroleum Corp.	844,403	71,386
EOG Resources Inc.	750,124	69,716
Halliburton Co.	1,742,479	52,501
National Oilwell Varco Inc.	1,243,391	50,457
Baker Hughes Inc.	921,110	43,145
* Southwestern Energy Co.	1,026,301	41,791
Noble Energy Inc.	515,685	37,645
Peabody Energy Corp.	796,110	36,382
Hess Corp.	568,707	35,573
* Weatherford International Ltd.	2,191,126	34,751
Smith International Inc.	735,375	31,489
* Cameron International Corp.	726,473	31,137
XTO Energy Inc.	603,797	28,487
Consol Energy Inc.	652,958	27,855
* FMC Technologies Inc.	363,165	23,471
Range Resources Corp.	469,268	21,995
* Ultra Petroleum Corp.	450,195	20,993
Murphy Oil Corp.	350,520	19,696
* Denbury Resources Inc.	1,121,696	18,923
^ Diamond Offshore Drilling Inc.	206,676	18,355
* Petrohawk Energy Corp.	894,278	18,136
* Alpha Natural Resources Inc.	357,494	17,835
Noble Corp.	388,707	16,256
Massey Energy Co.	282,989	14,797
* Plains Exploration & Production Co.	414,117	12,419
Helmerich & Payne Inc.	313,766	11,948
* Concho Resources Inc.	228,595	11,512
* Oceaneering International Inc.	163,214	10,362
EXCO Resources Inc.	534,929	9,832
BJ Services Co.	436,238	9,335
* Dresser-Rand Group Inc.	245,350	7,709
Cabot Oil & Gas Corp.	200,373	7,374
* Quicksilver Resources Inc.	348,282	4,900
* Rowan Cos. Inc.	167,558	4,878
* Continental Resources Inc.	100,231	4,265
Patterson-UTI Energy Inc.	294,719	4,117
* CNX Gas Corp.	88,993	3,386
Tesoro Corp.	206,734	2,874
* Cobalt International Energy Inc.	195,996	2,666
* SandRidge Energy Inc.	295,916	2,279
		1,225,496
Financials (6.3%)
* Berkshire Hathaway Inc. Class B	1,701,420	138,274
American Express Co.	3,180,963	131,247
US Bancorp	3,694,578	95,616
* Citigroup Inc.	22,050,801	89,306
CME Group Inc.	197,706	62,497
Capital One Financial Corp.	1,337,245	55,375
Charles Schwab Corp.	2,935,995	54,874
Franklin Resources Inc.	476,982	52,897
State Street Corp.	955,736	43,142
T Rowe Price Group Inc.	765,344	42,040
Northern Trust Corp.	646,020	35,699
Host Hotels & Resorts Inc.	1,875,891	27,482
Simon Property Group Inc.	296,962	24,915
* IntercontinentalExchange Inc.	185,155	20,771

	Moody's Corp.	597,566	17,778
*	TD Ameritrade Holding Corp.	785,987	14,981
	BlackRock Inc.	68,292	14,871
	SunTrust Banks Inc.	519,362	13,914
	Public Storage	132,324	12,172
*	CB Richard Ellis Group Inc. Class A	739,875	11,727
	Eaton Vance Corp.	330,553	11,087
*	Affiliated Managers Group Inc.	125,064	9,880
	Regions Financial Corp.	1,236,104	9,703
*	St. Joe Co.	274,637	8,885
	SEI Investments Co.	396,370	8,708
	Janus Capital Group Inc.	541,181	7,733
	Jefferies Group Inc.	300,073	7,103
	Brown & Brown Inc.	358,964	6,433
	Greenhill & Co. Inc.	67,188	5,515
*,^ American International Group Inc.		124,941	4,265
	Digital Realty Trust Inc.	74,966	4,063
*	NASDAQ OMX Group Inc.	152,368	3,218
	TFS Financial Corp.	136,383	1,821
			1,047,992
Health Care (13.8%)
	Johnson & Johnson	4,100,115	267,327
	Abbott Laboratories	4,597,030	242,172
*	Amgen Inc.	3,008,223	179,771
	Medtronic Inc.	3,289,564	148,129
*	Gilead Sciences Inc.	2,674,710	121,646
	Baxter International Inc.	1,791,827	104,284
*	Medco Health Solutions Inc.	1,416,986	91,481
*	Celgene Corp.	1,366,031	84,639
*	Express Scripts Inc.	775,728	78,938
	Allergan Inc.	903,406	59,010
	Becton Dickinson and Co.	704,827	55,491
	McKesson Corp.	796,570	52,351
	Stryker Corp.	886,625	50,733
*	Biogen Idec Inc.	859,565	49,305
*	Genzyme Corp.	788,827	40,885
*	St. Jude Medical Inc.	993,473	40,782
*	Intuitive Surgical Inc.	113,519	39,519
*	Zimmer Holdings Inc.	633,049	37,476
*	Life Technologies Corp.	530,091	27,708
*	Hospira Inc.	482,041	27,308
	Quest Diagnostics Inc.	467,183	27,232
	CR Bard Inc.	287,011	24,861
*	Laboratory Corp. of America Holdings	315,744	23,905
*	Mylan Inc.	908,294	20,627
*	Varian Medical Systems Inc.	369,977	20,471
*	DaVita Inc.	303,814	19,262
*	Waters Corp.	281,510	19,013
*	Cerner Corp.	206,277	17,546
*	Millipore Corp.	165,297	17,455
*	Edwards Lifesciences Corp.	168,190	16,631
*	Human Genome Sciences Inc.	536,610	16,206
*	Henry Schein Inc.	269,043	15,847
*	Vertex Pharmaceuticals Inc.	371,818	15,196
*	Cephalon Inc.	221,947	15,044
	DENTSPLY International Inc.	429,368	14,963
*	Illumina Inc.	371,890	14,467

*	Alexion Pharmaceuticals Inc.	263,295	14,315
*	Hologic Inc.	766,788	14,216
*	ResMed Inc.	222,889	14,187
	Perrigo Co.	230,793	13,552
	Beckman Coulter Inc.	206,124	12,945
*	Watson Pharmaceuticals Inc.	299,798	12,523
*	Covance Inc.	190,383	11,688
*	Mettler-Toledo International Inc.	100,334	10,956
*	Community Health Systems Inc.	276,316	10,204
*	IDEXX Laboratories Inc.	174,237	10,027
*	Amylin Pharmaceuticals Inc.	421,361	9,476
*	Kinetic Concepts Inc.	190,552	9,110
*	Lincare Holdings Inc.	202,499	9,088
*	Warner Chilcott PLC Class A	336,445	8,596
	Patterson Cos. Inc.	272,769	8,469
*	CareFusion Corp.	279,793	7,395
*	Gen-Probe Inc.	145,939	7,297
*	Dendreon Corp.	194,733	7,102
*	Myriad Genetics Inc.	286,070	6,880
	Techne Corp.	105,200	6,700
*	Endo Pharmaceuticals Holdings Inc.	224,864	5,327
	Pharmaceutical Product Development Inc.	203,475	4,833
*	Inverness Medical Innovations Inc.	116,374	4,533
*	Abraxis Bioscience Inc.	23,720	1,228
			2,318,328
Industrials (8.6%)
	Boeing Co.	2,051,569	148,964
	Caterpillar Inc.	1,850,856	116,326
	Union Pacific Corp.	1,499,565	109,918
	United Parcel Service Inc. Class B	1,364,419	87,882
	Danaher Corp.	811,564	64,852
	FedEx Corp.	573,632	53,577
	Precision Castparts Corp.	418,309	53,004
	PACCAR Inc.	1,026,458	44,487
	Deere & Co.	628,591	37,376
	Honeywell International Inc.	754,104	34,138
*	Delta Air Lines Inc.	2,316,891	33,804
	Parker Hannifin Corp.	477,699	30,926
	Rockwell Collins Inc.	467,428	29,256
	Southwest Airlines Co.	2,205,211	29,153
	CH Robinson Worldwide Inc.	498,622	27,848
	Lockheed Martin Corp.	334,410	27,830
	ITT Corp.	515,874	27,656
	Fluor Corp.	532,069	24,747
	Expeditors International of Washington Inc.	630,343	23,272
	WW Grainger Inc.	187,782	20,303
*,^ First Solar Inc.		164,512	20,177
	Fastenal Co.	396,852	19,045
*	McDermott International Inc.	684,195	18,419
	Flowserve Corp.	166,080	18,314
	Cummins Inc.	284,989	17,655
	Joy Global Inc.	304,177	17,216
*	Jacobs Engineering Group Inc.	369,649	16,704
	Roper Industries Inc.	270,707	15,658
	Iron Mountain Inc.	544,075	14,908
	Bucyrus International Inc. Class A	223,408	14,743
	AMETEK Inc.	320,561	13,291

	Robert Half International Inc.	426,376	12,975
*	Stericycle Inc.	237,914	12,966
*	Quanta Services Inc.	621,838	11,914
	Dun & Bradstreet Corp.	154,545	11,501
*	Kansas City Southern	285,377	10,322
*	Foster Wheeler AG	377,678	10,250
*	AGCO Corp.	274,842	9,859
	Donaldson Co. Inc.	217,729	9,824
	JB Hunt Transport Services Inc.	264,581	9,493
	Goodrich Corp.	129,415	9,126
*	AMR Corp.	988,356	9,004
*	Shaw Group Inc.	248,822	8,565
*	Navistar International Corp.	189,262	8,466
*	Verisk Analytics Inc. Class A	299,253	8,439
*	Alliant Techsystems Inc.	97,978	7,966
*	Aecom Technology Corp.	267,866	7,599
*	Copart Inc.	212,543	7,567
	Pall Corp.	173,804	7,037
	MSC Industrial Direct Co. Class A	132,141	6,702
	Manpower Inc.	116,642	6,663
*	IHS Inc. Class A	122,255	6,537
*	Covanta Holding Corp.	365,356	6,087
*	FTI Consulting Inc.	154,078	6,058
*	WABCO Holdings Inc.	189,003	5,655
	SPX Corp.	72,598	4,815
*	Terex Corp.	207,277	4,707
*	Spirit Aerosystems Holdings Inc. Class A	200,871	4,696
*	Hertz Global Holdings Inc.	353,477	3,531
*,^ SunPower Corp. Class A		162,105	3,064
*	SunPower Corp. Class B	123,893	2,074
			1,444,911
Information Technology (34.8%)
	Microsoft Corp.	23,750,265	695,170
*	Apple Inc.	2,676,862	628,875
	International Business Machines Corp.	3,904,145	500,707
*	Cisco Systems Inc.	17,097,025	445,036
*	Google Inc. Class A	722,739	409,800
	Hewlett-Packard Co.	7,047,020	374,549
	Oracle Corp.	11,919,548	306,213
	QUALCOMM Inc.	4,964,342	208,453
	Intel Corp.	5,744,193	127,866
	Visa Inc. Class A	1,397,506	127,215
*	EMC Corp.	6,062,521	109,368
*	eBay Inc.	3,458,549	93,208
*	Dell Inc.	5,231,168	78,520
	Accenture PLC Class A	1,866,047	78,281
	Mastercard Inc. Class A	293,635	74,583
	Automatic Data Processing Inc.	1,499,847	66,698
*	Yahoo! Inc.	3,955,890	65,391
	Texas Instruments Inc.	2,420,425	59,228
*	Adobe Systems Inc.	1,556,756	55,062
	Applied Materials Inc.	3,963,974	53,434
*	Motorola Inc.	6,868,527	48,217
*	Juniper Networks Inc.	1,561,750	47,914
	Corning Inc.	2,312,500	46,736
*	Cognizant Technology Solutions Corp. Class A	876,027	44,660
	Broadcom Corp. Class A	1,297,382	43,047

* Symantec Corp.	2,409,136	40,763
Tyco Electronics Ltd.	1,363,930	37,481
* Agilent Technologies Inc.	1,025,820	35,278
Western Union Co.	2,057,114	34,889
* NetApp Inc.	999,792	32,553
* Marvell Technology Group Ltd.	1,573,204	32,062
* Intuit Inc.	893,632	30,687
Paychex Inc.	966,739	29,679
CA Inc.	1,227,517	28,810
* NVIDIA Corp.	1,649,361	28,666
* Western Digital Corp.	669,955	26,122
* Salesforce.com Inc.	334,191	24,881
* SanDisk Corp.	678,312	23,490
* Fiserv Inc.	457,491	23,222
Amphenol Corp. Class A	509,789	21,508
Altera Corp.	877,992	21,344
* Cree Inc.	299,872	21,057
* BMC Software Inc.	545,150	20,716
Activision Blizzard Inc.	1,696,496	20,460
* Autodesk Inc.	682,847	20,089
* McAfee Inc.	468,860	18,815
Linear Technology Corp.	663,166	18,754
* Electronic Arts Inc.	967,460	18,053
Maxim Integrated Products Inc.	907,272	17,592
* Micron Technology Inc.	1,641,951	17,060
* Citrix Systems Inc.	353,539	16,782
* Red Hat Inc.	558,176	16,338
Analog Devices Inc.	563,942	16,253
* Akamai Technologies Inc.	509,187	15,994
KLA-Tencor Corp.	507,956	15,706
* Advanced Micro Devices Inc.	1,693,718	15,701
* VeriSign Inc.	571,759	14,871
* Teradata Corp.	508,893	14,702
* F5 Networks Inc.	235,677	14,496
* Lam Research Corp.	378,306	14,118
* FLIR Systems Inc.	451,227	12,725
Harris Corp.	254,504	12,086
* ANSYS Inc.	263,689	11,376
* Sybase Inc.	242,406	11,301
* Equinix Inc.	116,030	11,294
Global Payments Inc.	240,908	10,973
Lender Processing Services Inc.	284,855	10,753
* Nuance Communications Inc.	621,307	10,339
* Trimble Navigation Ltd.	357,856	10,278
National Semiconductor Corp.	706,565	10,210
* MEMC Electronic Materials Inc.	664,551	10,188
* Hewitt Associates Inc. Class A	250,153	9,951
* Alliance Data Systems Corp.	155,453	9,947
Factset Research Systems Inc.	133,653	9,806
* Synopsys Inc.	433,232	9,691
* ON Semiconductor Corp.	1,200,833	9,607
* Dolby Laboratories Inc. Class A	159,509	9,358
* VMware Inc. Class A	166,147	8,856
Broadridge Financial Solutions Inc.	406,932	8,700
* Novellus Systems Inc.	288,451	7,211
* Brocade Communications Systems Inc.	1,245,051	7,109
* Flextronics International Ltd.	845,147	6,626
* Cadence Design Systems Inc.	792,080	5,275

* Avago Technologies Ltd.	244,376	5,024
DST Systems Inc.	117,152	4,856
* NCR Corp.	304,983	4,209
* LSI Corp.	673,649	4,123
		5,829,095
Materials (4.4%)
Monsanto Co.	1,619,986	115,699
Freeport-McMoRan Copper & Gold Inc.	1,277,724	106,741
Praxair Inc.	911,945	75,691
Newmont Mining Corp.	1,427,834	72,720
Dow Chemical Co.	1,699,692	50,260
Alcoa Inc.	2,896,088	41,240
Ecolab Inc.	706,131	31,034
Weyerhaeuser Co.	628,257	28,441
United States Steel Corp.	426,106	27,066
Sigma-Aldrich Corp.	361,786	19,413
Mosaic Co.	300,913	18,287
Air Products & Chemicals Inc.	220,277	16,290
International Paper Co.	611,499	15,049
Walter Energy Inc.	157,606	14,542
Celanese Corp. Class A	426,886	13,596
Terra Industries Inc.	296,724	13,578
* Crown Holdings Inc.	477,566	12,875
Martin Marietta Materials Inc.	132,503	11,071
Nalco Holding Co.	410,863	9,996
* Pactiv Corp.	393,374	9,905
AK Steel Holding Corp.	325,177	7,434
Steel Dynamics Inc.	375,011	6,551
Scotts Miracle-Gro Co. Class A	136,820	6,342
FMC Corp.	70,810	4,287
Reliance Steel & Aluminum Co.	68,265	3,361
* Titanium Metals Corp.	120,885	2,006
Commercial Metals Co.	115,907	1,746
		735,221
Telecommunication Services (0.8%)
* American Tower Corp. Class A	1,193,254	50,845
* Crown Castle International Corp.	865,611	33,092
* NII Holdings Inc.	494,117	20,585
* SBA Communications Corp. Class A	312,734	11,280
* MetroPCS Communications Inc.	727,649	5,152
* Level 3 Communications Inc.	2,420,030	3,920
		124,874
Utilities (0.3%)
* AES Corp.	1,984,320	21,828
EQT Corp.	406,244	16,656
* Calpine Corp.	1,051,987	12,508
* Dynegy Inc. Class A	520,107	655
		51,647
Total Common Stocks (Cost $13,942,898)		16,740,397

			Market
			Value
	Coupon	Shares	($000)
Temporary Cash Investment (0.4%)
Money Market Fund (0.4%)
[1,2] Vanguard Market Liquidity Fund (Cost
$70,694)	0.183%	70,693,847	70,694

Total Investments (100.4%) (Cost $14,013,592)			16,811,091
Other Assets and Liabilities-Net (-0.4%)[1]			(66,222)
Net Assets (100%)			16,744,869

* Non-income-producing security.
^ Part of security position is on loan to broker-dealers. The total value of securities on loan is $61,619,000.
1 Includes $63,431,000 of collateral received for securities on loan.
2 Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by Vanguard. Rate shown is the 7-day yield.

A. Security Valuation: Securities are valued as of the close of trading on the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date. Equity securities are valued at the latest quoted sales prices or official closing prices taken from the primary market in which each security trades; such securities not traded on the valuation date are valued at the mean of the latest quoted bid and asked prices. Securities for which market quotations are not readily available, or whose values have been materially affected by events occurring before the fund's pricing time but after the close of the securities’ primary markets, are valued by methods deemed by the board of trustees to represent fair value. Investments in Vanguard Market Liquidity Fund are valued at that fund's net asset value.

B. Various inputs may be used to determine the value of the fund's investments. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

Level 1—Quoted prices in active markets for identical securities.
Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3—Significant unobservable inputs (including the fund's own assumptions used to determine the fair value of investments).

At December 31, 2009, 100% of the fund's investments were valued based on Level 1 inputs.

C. At December 31, 2009, the cost of investment securities for tax purposes was $14,013,592,000. Net unrealized appreciation of investment securities for tax purposes was $2,797,499,000, consisting of unrealized gains of $3,365,064,000 on securities that had risen in value since their purchase and $567,565,000 in unrealized losses on securities that had fallen in value since their purchase.

Vanguard Large-Cap Index Fund

Schedule of Investments
As of March 31, 2010

			Market
			Value
		Shares	($000)
Common Stocks (99.8%)
Consumer Discretionary (10.2%)
	McDonald's Corp.	372,785	24,872
	Walt Disney Co.	631,259	22,037
	Home Depot Inc.	588,847	19,049
*	Amazon.com Inc.	119,676	16,244
	Target Corp.	246,839	12,984
*	Ford Motor Co.	1,005,598	12,640
	Time Warner Inc.	403,327	12,612
	Comcast Corp. Class A	666,825	12,550
	Lowe's Cos. Inc.	510,274	12,369
	News Corp. Class A	745,502	10,743
*	DIRECTV Class A	313,949	10,615
	NIKE Inc. Class B	128,635	9,455
	Johnson Controls Inc.	232,077	7,656
*	Viacom Inc. Class B	191,452	6,582
	Time Warner Cable Inc.	121,667	6,486
	TJX Cos. Inc.	146,352	6,223
*	Starbucks Corp.	255,600	6,203
	Yum! Brands Inc.	161,446	6,188
	Carnival Corp.	150,866	5,866
	Staples Inc.	249,393	5,833
	Comcast Corp.	316,056	5,680
*	Kohl's Corp.	100,218	5,490
	Best Buy Co. Inc.	122,316	5,203
	Coach Inc.	110,160	4,354
	Omnicom Group Inc.	107,504	4,172
*	Bed Bath & Beyond Inc.	90,773	3,972
	Gap Inc.	168,826	3,902
	McGraw-Hill Cos. Inc.	108,770	3,878
*	priceline.com Inc.	14,422	3,678
	Marriott International Inc. Class A	104,624	3,298
	Macy's Inc.	145,594	3,170
	Starwood Hotels & Resorts Worldwide Inc.	64,687	3,017
*	Stanley Black & Decker Inc.	52,243	2,999
*	Liberty Media Corp. - Interactive	195,430	2,992
	CBS Corp. Class B	205,559	2,866
	Mattel Inc.	125,046	2,844
*	Apollo Group Inc. Class A	45,384	2,782
	Fortune Brands Inc.	51,812	2,513
	VF Corp.	30,754	2,465
*	Las Vegas Sands Corp.	113,762	2,406
	JC Penney Co. Inc.	73,432	2,362
	Ltd Brands Inc.	94,587	2,329
	Genuine Parts Co.	54,979	2,322
	Ross Stores Inc.	43,262	2,313
	Nordstrom Inc.	56,420	2,305
	Harley-Davidson Inc.	80,773	2,267
	Sherwin-Williams Co.	33,329	2,256
	Whirlpool Corp.	25,640	2,237
	H&R Block Inc.	115,501	2,056

	Cablevision Systems Corp. Class A	85,049	2,053
	Darden Restaurants Inc.	45,700	2,035
	Tiffany & Co.	42,779	2,032
*	O'Reilly Automotive Inc.	47,278	1,972
	Wynn Resorts Ltd.	25,610	1,942
*	CarMax Inc.	76,415	1,920
	International Game Technology	101,662	1,876
*	Dollar Tree Inc.	30,535	1,808
*	AutoZone Inc.	10,331	1,788
*,^ Sears Holdings Corp.		15,997	1,735
	Expedia Inc.	67,975	1,697
	Virgin Media Inc.	96,352	1,663
	Family Dollar Stores Inc.	45,382	1,661
	Polo Ralph Lauren Corp. Class A	19,456	1,655
*	Urban Outfitters Inc.	43,479	1,654
	Hasbro Inc.	42,888	1,642
^	Garmin Ltd.	41,480	1,596
	Wyndham Worldwide Corp.	61,492	1,582
*	Discovery Communications Inc. Class A	46,800	1,581
*	Royal Caribbean Cruises Ltd.	47,881	1,580
*	BorgWarner Inc.	40,169	1,534
*	Autoliv Inc.	29,321	1,511
	DISH Network Corp. Class A	71,789	1,495
	Newell Rubbermaid Inc.	95,628	1,454
	DeVry Inc.	22,167	1,445
*	ITT Educational Services Inc.	12,787	1,438
*	Discovery Communications Inc.	48,770	1,434
*	NVR Inc.	1,944	1,412
	Scripps Networks Interactive Inc. Class A	31,435	1,394
*	Interpublic Group of Cos. Inc.	167,481	1,393
	Abercrombie & Fitch Co.	30,262	1,381
	Advance Auto Parts Inc.	32,617	1,367
	PetSmart Inc.	42,532	1,359
	Gannett Co. Inc.	81,785	1,351
*	Pulte Group Inc.	117,985	1,327
*	Liberty Global Inc. Class A	44,671	1,303
	DR Horton Inc.	98,521	1,241
*	Chipotle Mexican Grill Inc. Class A	10,983	1,237
	American Eagle Outfitters Inc.	64,254	1,190
*	NetFlix Inc.	16,107	1,188
*	Liberty Global Inc.	41,020	1,185
*	GameStop Corp. Class A	53,911	1,181
	Strayer Education Inc.	4,827	1,175
*	Mohawk Industries Inc.	20,161	1,096
*	MGM Mirage	91,161	1,094
	Leggett & Platt Inc.	49,727	1,076
*	Harman International Industries Inc.	22,684	1,061
*	Goodyear Tire & Rubber Co.	79,161	1,001
*	Toll Brothers Inc.	47,234	982
	Washington Post Co. Class B	2,117	940
*	Liberty Media Corp. - Starz	17,143	937
	Lennar Corp. Class A	52,541	904
	Guess? Inc.	19,038	894
*	LKQ Corp.	43,774	889
	Foot Locker Inc.	53,820	809
*	AutoNation Inc.	39,554	715
	Burger King Holdings Inc.	32,590	693
*	Lamar Advertising Co. Class A	20,022	688

Brinker International Inc.	35,207	679
Wendy's/Arby's Group Inc. Class A	135,532	678
* Penn National Gaming Inc.	23,222	646
News Corp. Class B	35,434	603
* Hyatt Hotels Corp. Class A	13,306	518
Weight Watchers International Inc.	12,113	309
* Clear Channel Outdoor Holdings Inc. Class A	14,545	154
* Madison Square Garden Inc. Class A	1	—
		403,168
Consumer Staples (10.6%)
Procter & Gamble Co.	1,009,241	63,855
Wal-Mart Stores Inc.	799,384	44,446
Coca-Cola Co.	720,389	39,621
PepsiCo Inc.	562,189	37,194
Philip Morris International Inc.	657,993	34,321
Kraft Foods Inc.	602,563	18,222
CVS Caremark Corp.	487,300	17,816
Altria Group Inc.	715,841	14,689
Colgate-Palmolive Co.	171,828	14,650
Walgreen Co.	341,248	12,657
Kimberly-Clark Corp.	143,578	9,028
Costco Wholesale Corp.	150,662	8,996
General Mills Inc.	112,748	7,981
Sysco Corp.	204,286	6,026
Archer-Daniels-Midland Co.	199,556	5,767
Avon Products Inc.	147,399	4,992
HJ Heinz Co.	109,028	4,973
Kellogg Co.	91,651	4,897
Kroger Co.	213,563	4,626
Lorillard Inc.	55,520	4,177
ConAgra Foods Inc.	153,022	3,836
Mead Johnson Nutrition Co.	70,613	3,674
Safeway Inc.	140,535	3,494
Reynolds American Inc.	60,458	3,264
Sara Lee Corp.	229,085	3,191
Clorox Co.	48,315	3,099
Dr Pepper Snapple Group Inc.	87,869	3,090
Bunge Ltd.	46,366	2,858
Coca-Cola Enterprises Inc.	101,478	2,807
Campbell Soup Co.	71,679	2,534
Estee Lauder Cos. Inc. Class A	38,861	2,521
JM Smucker Co.	40,986	2,470
Hershey Co.	54,947	2,352
Molson Coors Brewing Co. Class B	52,512	2,209
Tyson Foods Inc. Class A	100,391	1,922
* Whole Foods Market Inc.	50,065	1,810
Church & Dwight Co. Inc.	24,389	1,633
Brown-Forman Corp. Class B	27,034	1,607
McCormick & Co. Inc.	40,790	1,565
* Energizer Holdings Inc.	22,968	1,441
* Ralcorp Holdings Inc.	19,497	1,322
SUPERVALU Inc.	73,031	1,218
* Hansen Natural Corp.	26,083	1,131
* Constellation Brands Inc. Class A	68,158	1,121
Hormel Foods Corp.	25,418	1,068
* Smithfield Foods Inc.	51,200	1,062
* Dean Foods Co.	62,136	975

Alberto-Culver Co. Class B	30,719	803
Flowers Foods Inc.	28,448	704
		419,715
Energy (11.1%)
Exxon Mobil Corp.	1,639,775	109,832
Chevron Corp.	693,060	52,555
Schlumberger Ltd.	414,809	26,324
ConocoPhillips	486,905	24,915
Occidental Petroleum Corp.	280,412	23,706
Anadarko Petroleum Corp.	169,802	12,367
Apache Corp.	116,227	11,797
* Transocean Ltd.	111,047	9,592
XTO Energy Inc.	200,540	9,461
Devon Energy Corp.	145,770	9,392
Halliburton Co.	311,616	9,389
EOG Resources Inc.	87,163	8,101
Marathon Oil Corp.	244,318	7,730
Hess Corp.	101,760	6,365
National Oilwell Varco Inc.	144,401	5,860
Spectra Energy Corp.	223,319	5,031
Chesapeake Energy Corp.	212,527	5,024
Baker Hughes Inc.	107,090	5,016
* Southwestern Energy Co.	119,252	4,856
Williams Cos. Inc.	201,427	4,653
Noble Energy Inc.	59,920	4,374
Peabody Energy Corp.	92,588	4,231
* Weatherford International Ltd.	254,710	4,040
Valero Energy Corp.	195,018	3,842
Noble Corp.	90,377	3,780
Smith International Inc.	85,540	3,663
* Cameron International Corp.	84,440	3,619
Murphy Oil Corp.	62,663	3,521
Consol Energy Inc.	75,768	3,232
* FMC Technologies Inc.	42,221	2,729
El Paso Corp.	242,651	2,630
Range Resources Corp.	54,650	2,561
* Ultra Petroleum Corp.	52,187	2,433
* Newfield Exploration Co.	45,920	2,390
Pioneer Natural Resources Co.	39,893	2,247
* Denbury Resources Inc.	130,343	2,199
BJ Services Co.	101,156	2,165
Diamond Offshore Drilling Inc.	24,117	2,142
* Petrohawk Energy Corp.	103,674	2,102
* Alpha Natural Resources Inc.	41,611	2,076
* Nabors Industries Ltd.	97,602	1,916
* Pride International Inc.	60,146	1,811
Massey Energy Co.	32,974	1,724
Cimarex Energy Co.	28,893	1,716
* Kinder Morgan Management LLC	26,464	1,551
* Plains Exploration & Production Co.	48,105	1,443
Helmerich & Payne Inc.	36,339	1,384
* Concho Resources Inc.	26,440	1,332
Cabot Oil & Gas Corp.	35,708	1,314
Arch Coal Inc.	55,976	1,279
* Oceaneering International Inc.	18,892	1,199
Sunoco Inc.	40,217	1,195
EXCO Resources Inc.	62,003	1,140

* Rowan Cos. Inc.	39,136	1,139
* Forest Oil Corp.	36,740	949
* Dresser-Rand Group Inc.	28,393	892
Tidewater Inc.	17,772	840
Patterson-UTI Energy Inc.	52,905	739
Tesoro Corp.	48,747	678
* Quicksilver Resources Inc.	40,697	573
* Continental Resources Inc.	11,690	497
* SandRidge Energy Inc.	53,933	415
* CNX Gas Corp.	10,661	406
* Cobalt International Energy Inc.	23,338	317
		438,391
Financials (15.9%)
Bank of America Corp.	3,435,360	61,321
JPMorgan Chase & Co.	1,361,247	60,916
Wells Fargo & Co.	1,677,807	52,213
* Citigroup Inc.	7,322,171	29,655
Goldman Sachs Group Inc.	168,694	28,784
US Bancorp	660,607	17,097
* Berkshire Hathaway Inc. Class B	197,740	16,070
American Express Co.	369,824	15,259
Bank of New York Mellon Corp.	416,059	12,848
Morgan Stanley	422,668	12,380
MetLife Inc.	282,869	12,260
PNC Financial Services Group Inc.	178,697	10,668
Travelers Cos. Inc.	188,737	10,180
Prudential Financial Inc.	159,673	9,660
Aflac Inc.	161,689	8,778
Simon Property Group Inc.	98,697	8,281
State Street Corp.	171,022	7,720
BB&T Corp.	237,700	7,699
CME Group Inc.	22,960	7,258
Capital One Financial Corp.	155,319	6,432
Charles Schwab Corp.	341,034	6,374
Franklin Resources Inc.	55,421	6,146
Chubb Corp.	117,920	6,114
ACE Ltd.	116,259	6,080
Allstate Corp.	176,038	5,688
T Rowe Price Group Inc.	88,930	4,885
SunTrust Banks Inc.	172,332	4,617
Marsh & McLennan Cos. Inc.	182,221	4,450
Loews Corp.	118,732	4,426
Vornado Realty Trust	56,066	4,244
Progressive Corp.	221,324	4,225
Northern Trust Corp.	75,059	4,148
Hartford Financial Services Group Inc.	144,348	4,102
Public Storage	43,935	4,042
Ameriprise Financial Inc.	88,133	3,998
Equity Residential	95,391	3,735
AON Corp.	85,208	3,639
Boston Properties Inc.	47,982	3,620
Fifth Third Bancorp	261,176	3,549
HCP Inc.	101,323	3,344
Annaly Capital Management Inc.	191,161	3,284
Invesco Ltd.	148,299	3,249
Regions Financial Corp.	410,860	3,225
Principal Financial Group Inc.	110,269	3,221

Lincoln National Corp.	104,439	3,206
Host Hotels & Resorts Inc.	217,617	3,188
* Genworth Financial Inc. Class A	168,688	3,094
Unum Group	114,783	2,843
Discover Financial Services	187,757	2,798
NYSE Euronext	89,958	2,664
Ventas Inc.	53,967	2,562
AvalonBay Communities Inc.	28,211	2,436
* IntercontinentalExchange Inc.	21,455	2,407
KeyCorp	302,856	2,347
Hudson City Bancorp Inc.	162,890	2,307
New York Community Bancorp Inc.	138,531	2,291
Comerica Inc.	60,151	2,288
XL Capital Ltd. Class A	117,867	2,228
Plum Creek Timber Co. Inc.	56,354	2,193
Kimco Realty Corp.	138,429	2,165
ProLogis	163,066	2,152
M&T Bank Corp.	26,598	2,111
Moody's Corp.	69,259	2,060
* SLM Corp.	163,654	2,049
People's United Financial Inc.	128,947	2,017
Health Care REIT Inc.	42,638	1,929
PartnerRe Ltd.	23,280	1,856
Willis Group Holdings PLC	57,958	1,814
* TD Ameritrade Holding Corp.	91,116	1,737
BlackRock Inc.	7,909	1,722
Everest Re Group Ltd.	20,784	1,682
* Leucadia National Corp.	66,967	1,661
Legg Mason Inc.	55,562	1,593
* Arch Capital Group Ltd.	20,394	1,555
Cincinnati Financial Corp.	53,259	1,539
Federal Realty Investment Trust	21,066	1,534
Torchmark Corp.	28,487	1,524
SL Green Realty Corp.	26,568	1,522
Axis Capital Holdings Ltd.	46,599	1,457
* American International Group Inc.	41,695	1,423
Assurant Inc.	40,462	1,391
Marshall & Ilsley Corp.	172,147	1,386
AMB Property Corp.	50,340	1,371
Digital Realty Trust Inc.	25,149	1,363
* CB Richard Ellis Group Inc. Class A	85,952	1,362
Nationwide Health Properties Inc.	38,634	1,358
Huntington Bancshares Inc.	246,432	1,323
Liberty Property Trust	38,979	1,323
Reinsurance Group of America Inc. Class A	25,067	1,317
WR Berkley Corp.	49,851	1,301
Macerich Co.	33,775	1,294
Eaton Vance Corp.	38,274	1,284
Rayonier Inc.	27,591	1,253
RenaissanceRe Holdings Ltd.	21,490	1,220
* Markel Corp.	3,209	1,202
Assured Guaranty Ltd.	54,164	1,190
Transatlantic Holdings Inc.	22,224	1,173
* Affiliated Managers Group Inc.	14,459	1,142
Regency Centers Corp.	30,401	1,139
Fidelity National Financial Inc. Class A	75,406	1,118
Realty Income Corp.	35,893	1,102
* First Horizon National Corp.	77,542	1,089

* NASDAQ OMX Group Inc.	51,073	1,079
HCC Insurance Holdings Inc.	38,721	1,069
First American Corp.	31,165	1,055
Old Republic International Corp.	82,836	1,050
Cullen/Frost Bankers Inc.	18,702	1,044
* St. Joe Co.	31,829	1,030
Hospitality Properties Trust	42,567	1,020
SEI Investments Co.	45,935	1,009
Commerce Bancshares Inc.	24,281	999
Zions Bancorporation	45,188	986
White Mountains Insurance Group Ltd.	2,739	972
Duke Realty Corp.	77,145	957
UDR Inc.	52,651	929
Raymond James Financial Inc.	33,944	908
Janus Capital Group Inc.	62,634	895
Validus Holdings Ltd.	32,008	881
Weingarten Realty Investors	39,115	843
Federated Investors Inc. Class B	31,692	836
Jefferies Group Inc.	35,122	831
City National Corp.	15,195	820
Associated Banc-Corp	54,715	755
Brown & Brown Inc.	42,031	753
American Financial Group Inc.	26,351	750
TCF Financial Corp.	43,362	691
Greenhill & Co. Inc.	7,753	636
BOK Financial Corp.	9,298	488
TFS Financial Corp.	32,543	434
Mercury General Corp.	9,498	415
Capitol Federal Financial	7,640	286
		627,960
Health Care (12.4%)
Johnson & Johnson	953,099	62,142
Pfizer Inc.	2,787,422	47,804
Merck & Co. Inc.	1,055,097	39,408
Abbott Laboratories	534,313	28,148
* Amgen Inc.	349,643	20,895
Medtronic Inc.	382,456	17,222
Bristol-Myers Squibb Co.	591,293	15,788
* Gilead Sciences Inc.	310,874	14,139
UnitedHealth Group Inc.	401,415	13,114
Eli Lilly & Co.	357,219	12,938
Baxter International Inc.	208,279	12,122
* Medco Health Solutions Inc.	164,709	10,634
* WellPoint Inc.	158,372	10,196
* Celgene Corp.	158,776	9,838
* Express Scripts Inc.	90,159	9,175
Covidien PLC	172,535	8,675
* Thermo Fisher Scientific Inc.	141,059	7,256
Allergan Inc.	105,078	6,864
Becton Dickinson and Co.	81,843	6,444
McKesson Corp.	92,540	6,082
Stryker Corp.	103,115	5,900
* Biogen Idec Inc.	99,812	5,725
Aetna Inc.	149,607	5,253
* Genzyme Corp.	91,614	4,748
* St. Jude Medical Inc.	115,477	4,740
* Intuitive Surgical Inc.	13,185	4,590

Cardinal Health Inc.	125,251	4,513
* Zimmer Holdings Inc.	73,507	4,352
* Boston Scientific Corp.	521,916	3,768
CIGNA Corp.	94,497	3,457
* Forest Laboratories Inc.	104,335	3,272
* Life Technologies Corp.	61,609	3,220
* Hospira Inc.	56,038	3,175
Quest Diagnostics Inc.	54,306	3,165
CR Bard Inc.	33,442	2,897
AmerisourceBergen Corp. Class A	99,677	2,883
* Laboratory Corp. of America Holdings	36,794	2,786
* Humana Inc.	58,825	2,751
* Vertex Pharmaceuticals Inc.	66,535	2,719
* Mylan Inc.	105,772	2,402
* Varian Medical Systems Inc.	43,065	2,383
* DaVita Inc.	35,332	2,240
* Waters Corp.	32,808	2,216
* Cerner Corp.	23,968	2,039
* Millipore Corp.	19,278	2,036
* Edwards Lifesciences Corp.	19,496	1,928
* Human Genome Sciences Inc.	62,186	1,878
* Henry Schein Inc.	31,292	1,843
* Cephalon Inc.	25,857	1,753
DENTSPLY International Inc.	49,875	1,738
* CareFusion Corp.	64,844	1,714
* Illumina Inc.	43,094	1,676
* Alexion Pharmaceuticals Inc.	30,703	1,669
* Hologic Inc.	88,909	1,648
* Dendreon Corp.	45,118	1,645
* ResMed Inc.	25,832	1,644
Perrigo Co.	26,886	1,579
Beckman Coulter Inc.	23,877	1,499
* Watson Pharmaceuticals Inc.	34,691	1,449
* Covance Inc.	22,202	1,363
* Mettler-Toledo International Inc.	11,614	1,268
* Coventry Health Care Inc.	51,000	1,261
* Community Health Systems Inc.	32,017	1,182
Omnicare Inc.	41,096	1,163
* IDEXX Laboratories Inc.	20,164	1,160
Universal Health Services Inc. Class B	31,641	1,110
* Amylin Pharmaceuticals Inc.	49,218	1,107
* Kinetic Concepts Inc.	22,294	1,066
* Inverness Medical Innovations Inc.	27,313	1,064
* Lincare Holdings Inc.	23,623	1,060
* King Pharmaceuticals Inc.	85,501	1,005
* Warner Chilcott PLC Class A	38,998	996
Patterson Cos. Inc.	31,538	979
* Endo Pharmaceuticals Holdings Inc.	40,396	957
* Charles River Laboratories International Inc.	22,687	892
* Health Net Inc.	35,773	890
Pharmaceutical Product Development Inc.	36,611	870
* Gen-Probe Inc.	17,129	856
* Myriad Genetics Inc.	33,491	805
Techne Corp.	12,329	785
* Abraxis Bioscience Inc.	2,711	140
		491,756

Industrials (10.6%)
	General Electric Co.	3,677,824	66,936
	United Technologies Corp.	307,678	22,648
	3M Co.	232,238	19,408
	Boeing Co.	238,449	17,314
	United Parcel Service Inc. Class B	243,847	15,706
	Caterpillar Inc.	215,157	13,523
	Emerson Electric Co.	259,836	13,080
	Union Pacific Corp.	174,297	12,776
	Honeywell International Inc.	250,395	11,335
	FedEx Corp.	102,643	9,587
	Lockheed Martin Corp.	111,095	9,245
	General Dynamics Corp.	113,349	8,751
	Deere & Co.	146,125	8,689
	Raytheon Co.	132,269	7,555
	Danaher Corp.	94,435	7,546
	Norfolk Southern Corp.	126,971	7,096
	Illinois Tool Works Inc.	146,997	6,962
	CSX Corp.	135,633	6,904
	Northrop Grumman Corp.	102,920	6,748
	Tyco International Ltd.	163,811	6,266
	Precision Castparts Corp.	48,571	6,154
	Waste Management Inc.	160,517	5,527
	PACCAR Inc.	119,237	5,168
	Eaton Corp.	54,417	4,123
	Cummins Inc.	66,241	4,104
*	Delta Air Lines Inc.	269,450	3,931
	Ingersoll-Rand PLC	110,592	3,856
	Republic Services Inc. Class A	131,402	3,813
	L-3 Communications Holdings Inc.	40,246	3,688
	Parker Hannifin Corp.	55,536	3,595
	Rockwell Collins Inc.	54,402	3,405
	Southwest Airlines Co.	256,548	3,392
	CH Robinson Worldwide Inc.	57,972	3,238
	ITT Corp.	59,973	3,215
	Goodrich Corp.	43,051	3,036
	Dover Corp.	64,444	3,013
	Fluor Corp.	61,985	2,883
	Rockwell Automation Inc.	49,196	2,773
	Cooper Industries PLC	57,511	2,757
	Expeditors International of Washington Inc.	73,322	2,707
	WW Grainger Inc.	21,855	2,363
*,^ First Solar Inc.		19,110	2,344
	Fastenal Co.	46,258	2,220
*	McDermott International Inc.	79,277	2,134
	Flowserve Corp.	19,329	2,131
	Joy Global Inc.	35,239	1,994
	Textron Inc.	93,412	1,983
*	Jacobs Engineering Group Inc.	43,090	1,947
	Masco Corp.	124,004	1,925
	Roper Industries Inc.	31,512	1,823
	Pitney Bowes Inc.	71,383	1,745
	Iron Mountain Inc.	63,020	1,727
	Bucyrus International Inc. Class A	26,020	1,717
	Pall Corp.	40,499	1,640
	Equifax Inc.	43,590	1,560
	Manpower Inc.	27,026	1,544
	AMETEK Inc.	37,109	1,539

	RR Donnelley & Sons Co.	70,740	1,510
	Robert Half International Inc.	49,430	1,504
*	Stericycle Inc.	27,572	1,503
*	URS Corp.	28,919	1,435
*	Quanta Services Inc.	71,999	1,379
	Dun & Bradstreet Corp.	17,898	1,332
	Cintas Corp.	47,403	1,332
	Avery Dennison Corp.	34,879	1,270
	KBR Inc.	55,171	1,223
*	Kansas City Southern	33,058	1,196
*	Foster Wheeler AG	43,726	1,187
	Pentair Inc.	32,121	1,144
*	AGCO Corp.	31,857	1,143
	Donaldson Co. Inc.	25,218	1,138
	SPX Corp.	17,084	1,133
	JB Hunt Transport Services Inc.	30,573	1,097
*	AMR Corp.	114,971	1,047
*	Owens Corning	39,556	1,006
*	Shaw Group Inc.	28,815	992
*	Navistar International Corp.	21,862	978
*	Verisk Analytics Inc. Class A	34,648	977
*	Alliant Techsystems Inc.	11,488	934
*	Aecom Technology Corp.	31,281	887
	Harsco Corp.	27,648	883
*	Copart Inc.	24,615	876
*	Spirit Aerosystems Holdings Inc. Class A	36,521	854
*	Terex Corp.	37,166	844
	MSC Industrial Direct Co. Class A	15,445	783
*	IHS Inc. Class A	14,273	763
	Ryder System Inc.	19,468	755
*	Covanta Holding Corp.	42,678	711
*	FTI Consulting Inc.	17,843	702
*	WABCO Holdings Inc.	22,272	666
*	Hertz Global Holdings Inc.	64,330	643
*,^ SunPower Corp. Class A		19,163	362
*	SunPower Corp. Class B	14,628	245
			421,223
Information Technology (19.0%)
	Microsoft Corp.	2,760,301	80,794
*	Apple Inc.	311,109	73,089
	International Business Machines Corp.	453,743	58,193
*	Cisco Systems Inc.	1,987,033	51,722
*	Google Inc. Class A	84,000	47,629
	Hewlett-Packard Co.	819,021	43,531
	Intel Corp.	1,907,424	42,459
	Oracle Corp.	1,385,367	35,590
	QUALCOMM Inc.	577,017	24,229
	Visa Inc. Class A	162,452	14,788
*	EMC Corp.	704,683	12,712
	Corning Inc.	537,518	10,863
*	eBay Inc.	402,043	10,835
	Texas Instruments Inc.	432,811	10,591
*	Dell Inc.	607,979	9,126
	Accenture PLC Class A	216,966	9,102
	Mastercard Inc. Class A	34,137	8,671
	Automatic Data Processing Inc.	174,210	7,747
*	Yahoo! Inc.	459,411	7,594

* Adobe Systems Inc.	180,799	6,395
Applied Materials Inc.	460,358	6,206
* Motorola Inc.	797,761	5,600
* Juniper Networks Inc.	181,445	5,567
* Cognizant Technology Solutions Corp. Class A	101,750	5,187
Broadcom Corp. Class A	150,649	4,999
* Symantec Corp.	279,885	4,736
Xerox Corp.	466,929	4,553
Tyco Electronics Ltd.	158,507	4,356
* Agilent Technologies Inc.	119,223	4,100
Western Union Co.	239,096	4,055
* NetApp Inc.	116,302	3,787
* Marvell Technology Group Ltd.	182,878	3,727
* Intuit Inc.	103,840	3,566
Paychex Inc.	112,406	3,451
CA Inc.	142,783	3,351
* NVIDIA Corp.	191,688	3,332
* Seagate Technology	172,179	3,144
* Micron Technology Inc.	293,903	3,054
* Western Digital Corp.	77,929	3,038
* Citrix Systems Inc.	63,317	3,006
Analog Devices Inc.	100,958	2,910
* Salesforce.com Inc.	38,896	2,896
* Computer Sciences Corp.	52,725	2,873
* SanDisk Corp.	78,869	2,731
* Fiserv Inc.	53,203	2,701
Fidelity National Information Services Inc.	109,567	2,568
Amphenol Corp. Class A	59,386	2,505
Altera Corp.	101,808	2,475
* Cree Inc.	34,766	2,441
Xilinx Inc.	95,393	2,432
* SAIC Inc.	137,040	2,426
* BMC Software Inc.	63,466	2,412
Activision Blizzard Inc.	196,657	2,372
* Autodesk Inc.	79,511	2,339
* Flextronics International Ltd.	279,983	2,195
* McAfee Inc.	54,623	2,192
Linear Technology Corp.	77,213	2,184
Harris Corp.	45,652	2,168
* Electronic Arts Inc.	112,136	2,092
Maxim Integrated Products Inc.	105,135	2,039
* Red Hat Inc.	64,675	1,893
* Akamai Technologies Inc.	59,016	1,854
KLA-Tencor Corp.	58,902	1,821
* Advanced Micro Devices Inc.	196,398	1,821
Microchip Technology Inc.	63,259	1,781
* VeriSign Inc.	66,221	1,722
* Teradata Corp.	58,950	1,703
* F5 Networks Inc.	27,428	1,687
* Lam Research Corp.	43,857	1,637
* Avnet Inc.	52,084	1,562
* FLIR Systems Inc.	52,308	1,475
* LSI Corp.	225,066	1,377
* ANSYS Inc.	30,794	1,328
* Sybase Inc.	28,273	1,318
* Equinix Inc.	13,416	1,306
Global Payments Inc.	28,150	1,282
* Arrow Electronics Inc.	41,268	1,243

Lender Processing Services Inc.	32,937	1,243
* Nuance Communications Inc.	72,260	1,202
* Trimble Navigation Ltd.	41,407	1,189
National Semiconductor Corp.	81,852	1,183
* MEMC Electronic Materials Inc.	76,930	1,179
* Hewitt Associates Inc. Class A	29,179	1,161
* Alliance Data Systems Corp.	17,977	1,150
Factset Research Systems Inc.	15,611	1,145
* Synopsys Inc.	50,321	1,126
* ON Semiconductor Corp.	139,873	1,119
* Dolby Laboratories Inc. Class A	18,512	1,086
* VMware Inc. Class A	19,332	1,030
Jabil Circuit Inc.	62,638	1,014
Broadridge Financial Solutions Inc.	47,140	1,008
* Lexmark International Inc. Class A	26,817	968
Tellabs Inc.	126,361	957
* AOL Inc.	37,048	937
Total System Services Inc.	57,715	904
* Ingram Micro Inc.	51,260	900
* Novellus Systems Inc.	33,409	835
* Brocade Communications Systems Inc.	144,661	826
* NCR Corp.	54,806	756
* IAC/InterActiveCorp	32,804	746
Intersil Corp. Class A	42,805	632
* Cadence Design Systems Inc.	93,857	625
* Avago Technologies Ltd.	28,929	595
DST Systems Inc.	13,929	577
Molex Inc. Class A	25,953	458
Molex Inc.	21,485	448
		751,235
Materials (3.7%)
Monsanto Co.	188,293	13,448
Freeport-McMoRan Copper & Gold Inc.	148,533	12,408
Dow Chemical Co.	395,165	11,685
EI du Pont de Nemours & Co.	312,232	11,628
Praxair Inc.	106,097	8,806
Newmont Mining Corp.	165,817	8,445
Air Products & Chemicals Inc.	73,114	5,407
Nucor Corp.	108,759	4,936
Alcoa Inc.	336,470	4,791
PPG Industries Inc.	57,742	3,776
Ecolab Inc.	82,099	3,608
International Paper Co.	142,150	3,498
Cliffs Natural Resources Inc.	46,961	3,332
Weyerhaeuser Co.	73,149	3,311
Mosaic Co.	53,811	3,270
United States Steel Corp.	49,561	3,148
Sigma-Aldrich Corp.	42,050	2,256
Lubrizol Corp.	23,691	2,173
* Owens-Illinois Inc.	58,084	2,064
Vulcan Materials Co.	43,195	2,041
Walter Energy Inc.	18,236	1,683
Ball Corp.	30,941	1,652
Allegheny Technologies Inc.	30,570	1,650
Airgas Inc.	25,609	1,629
Eastman Chemical Co.	25,172	1,603
Terra Industries Inc.	34,626	1,585

Celanese Corp. Class A	49,430	1,574
MeadWestvaco Corp.	58,900	1,505
* Crown Holdings Inc.	55,368	1,493
CF Industries Holdings Inc.	16,066	1,465
FMC Corp.	23,799	1,441
International Flavors & Fragrances Inc.	27,229	1,298
Martin Marietta Materials Inc.	15,341	1,282
Steel Dynamics Inc.	66,811	1,167
Nalco Holding Co.	47,570	1,157
Sealed Air Corp.	54,757	1,154
* Pactiv Corp.	45,540	1,147
Reliance Steel & Aluminum Co.	22,782	1,122
Albemarle Corp.	25,228	1,075
Bemis Co. Inc.	37,244	1,070
Sonoco Products Co.	34,435	1,060
Valspar Corp.	32,941	971
AK Steel Holding Corp.	37,618	860
Scotts Miracle-Gro Co. Class A	15,978	741
* Titanium Metals Corp.	40,905	679
Commercial Metals Co.	39,437	594
Greif Inc. Class A	8,489	466
		147,154
Telecommunication Services (2.8%)
AT&T Inc.	2,038,347	52,671
Verizon Communications Inc.	981,300	30,440
* American Tower Corp. Class A	138,624	5,907
* Crown Castle International Corp.	100,641	3,848
* Sprint Nextel Corp.	1,005,243	3,820
CenturyTel Inc.	102,840	3,647
Qwest Communications International Inc.	535,615	2,796
* NII Holdings Inc.	57,277	2,386
Windstream Corp.	150,529	1,639
* SBA Communications Corp. Class A	36,244	1,307
* Level 3 Communications Inc.	565,105	915
Frontier Communications Corp.	107,533	800
* MetroPCS Communications Inc.	85,500	605
Telephone & Data Systems Inc.	17,237	583
Telephone & Data Systems Inc. - Special Common Shares	15,434	461
* United States Cellular Corp.	6,639	275
		112,100
Utilities (3.5%)
Exelon Corp.	227,786	9,979
Southern Co.	276,504	9,169
Dominion Resources Inc.	206,432	8,486
Duke Energy Corp.	450,319	7,349
FPL Group Inc.	135,597	6,553
American Electric Power Co. Inc.	164,899	5,636
PG&E Corp.	128,086	5,433
Entergy Corp.	65,240	5,307
Public Service Enterprise Group Inc.	174,737	5,158
Consolidated Edison Inc.	95,150	4,238
FirstEnergy Corp.	105,369	4,119
Sempra Energy	80,864	4,035
Progress Energy Inc.	96,659	3,805
Edison International	106,978	3,656
PPL Corp.	130,306	3,611
Xcel Energy Inc.	157,854	3,347

Questar Corp.		60,357	2,607
DTE Energy Co.		57,091	2,546
* AES Corp.		230,085	2,531
Constellation Energy Group Inc.		62,323	2,188
Ameren Corp.		81,771	2,133
Wisconsin Energy Corp.		40,257	1,989
EQT Corp.		47,186	1,935
* NRG Energy Inc.		88,341	1,846
CenterPoint Energy Inc.		127,738	1,834
Northeast Utilities		60,477	1,672
Oneok Inc.		34,517	1,576
SCANA Corp.		40,273	1,514
NiSource Inc.		95,026	1,501
* Calpine Corp.		121,975	1,450
Allegheny Energy Inc.		58,375	1,343
MDU Resources Group Inc.		61,506	1,327
Pinnacle West Capital Corp.		34,823	1,314
Pepco Holdings Inc.		76,367	1,310
American Water Works Co. Inc.		60,121	1,308
NSTAR		36,811	1,304
OGE Energy Corp.		33,348	1,299
National Fuel Gas Co.		25,098	1,269
Alliant Energy Corp.		38,120	1,268
Integrys Energy Group Inc.		26,272	1,245
CMS Energy Corp.		79,056	1,222
DPL Inc.		41,351	1,124
TECO Energy Inc.		69,969	1,112
Energen Corp.		23,478	1,092
NV Energy Inc.		81,710	1,008
UGI Corp.		37,835	1,004
Aqua America Inc.		47,395	833
* Mirant Corp.		50,362	547
* RRI Energy Inc.		122,846	453
* Dynegy Inc. Class A		178,867	225
			138,810
Total Common Stocks (Cost $3,780,170)			3,951,512
			Market
			Value
	Coupon	Shares	($000)
Temporary Cash Investment (0.3%)
Money Market Fund (0.3%)
[1,2] Vanguard Market Liquidity Fund (Cost
$11,213)	0.183%	11,213,276	11,213

Total Investments (100.1%) (Cost $3,791,383)			3,962,725
Other Assets and Liabilities-Net (-0.1%)[2]			(4,721)
Net Assets (100%)			3,958,004

* Non-income-producing security.
^ Part of security position is on loan to broker-dealers. The total value of securities on loan is $5,306,000.
1 Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by Vanguard. Rate shown is the 7-day yield.
2 Includes $5,428,000 of collateral received for securities on loan.
REIT—Real Estate Investment Trust.

Large-Cap Index Fund

A. Security Valuation: Securities are valued as of the close of trading on the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date. Equity securities are valued at the latest quoted sales prices or official closing prices taken from the primary market in which each security trades; such securities not traded on the valuation date are valued at the mean of the latest quoted bid and asked prices. Securities for which market quotations are not readily available, or whose values have been materially affected by events occurring before the fund's pricing time but after the close of the securities’ primary markets, are valued by methods deemed by the board of trustees to represent fair value. Investments in Vanguard Market Liquidity Fund are valued at that fund's net asset value.

B. Futures Contracts: The fund uses index futures contracts to a limited extent, with the objectives of maintaining full exposure to the stock market, enhancing returns, maintaining liquidity, and minimizing transaction costs. The fund may purchase futures contracts to immediately invest incoming cash in the market, or sell futures in response to cash outflows, thereby simulating a fully invested position in the underlying index while maintaining a cash balance for liquidity. The fund may seek to enhance returns by using futures contracts instead of the underlying securities when futures are believed to be priced more attractively than the underlying securities. The primary risks associated with the use of futures contracts are imperfect correlation between changes in market values of stocks held by the fund and the prices of futures contracts, and the possibility of an illiquid market.

Futures contracts are valued at their quoted daily settlement prices. The aggregate principal amounts of the contracts are not recorded in the Schedule of Investments. Fluctuations in the value of the contracts are recorded in the Schedule of Investments as an asset (liability).

At March 31, 2010, the aggregate settlement value of open futures contracts and the related unrealized appreciation (depreciation) were:

				($000)

		Number of	Aggregate
		Long (Short)	Settlement	Unrealized
		Contracts	Value	Appreciation
Futures Contracts	Expiration		Long (Short)	(Depreciation)
S&P 500 Index	June 2010	15	4,369	97
E-mini S&P 500 Index	June 2010	29	1,690	7

Unrealized appreciation (depreciation) on open futures contracts is required to be treated as realized gain (loss) for tax purposes.

C. Various inputs may be used to determine the value of the fund's investments. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

Level 1—Quoted prices in active markets for identical securities.
Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3—Significant unobservable inputs (including the fund's own assumptions used to determine the fair value of investments).

Large-Cap Index Fund

At March 31, 2010, 100% of the fund's investments were valued based on Level 1 inputs.

D. At March 31, 2010, the cost of investment securities for tax purposes was $3,791,383,000. Net unrealized appreciation of investment securities for tax purposes was $171,342,000, consisting of unrealized gains of $430,893,000 on securities that had risen in value since their purchase and $259,551,000 in unrealized losses on securities that had fallen in value since their purchase.

Vanguard Mid-Cap Index Fund

Schedule of Investments
As of March 31, 2010

			Market
			Value
		Shares	($000)
Common Stocks (99.8%)[1]
Consumer Discretionary (14.9%)
*	priceline.com Inc.	455,099	116,050
	Starwood Hotels & Resorts Worldwide Inc.	2,038,429	95,072
*	Liberty Media Corp. - Interactive	6,179,780	94,612
	Mattel Inc.	3,940,086	89,598
	Genuine Parts Co.	1,739,133	73,461
	Ltd Brands Inc.	2,980,379	73,377
	Ross Stores Inc.	1,363,602	72,912
	Nordstrom Inc.	1,776,442	72,568
	Harley-Davidson Inc.	2,555,402	71,730
	Whirlpool Corp.	809,510	70,630
	H&R Block Inc.	3,654,814	65,056
	Cablevision Systems Corp. Class A	2,691,325	64,969
	Darden Restaurants Inc.	1,445,769	64,395
	Tiffany & Co.	1,352,800	64,244
*	O'Reilly Automotive Inc.	1,495,095	62,360
	Wynn Resorts Ltd.	805,131	61,053
*	CarMax Inc.	2,417,889	60,737
	International Game Technology	3,215,515	59,326
*	Dollar Tree Inc.	962,042	56,972
	Expedia Inc.	2,150,807	53,684
	Virgin Media Inc.	3,049,053	52,627
	Family Dollar Stores Inc.	1,437,301	52,620
*	Urban Outfitters Inc.	1,376,720	52,357
	Polo Ralph Lauren Corp. Class A	615,608	52,351
	Hasbro Inc.	1,357,563	51,968
	Wyndham Worldwide Corp.	1,946,485	50,083
*,^ Royal Caribbean Cruises Ltd.		1,515,300	49,990
*	Discovery Communications Inc. Class A	1,472,836	49,767
*	BorgWarner Inc.	1,272,479	48,583
*	Autoliv Inc.	927,359	47,787
	Newell Rubbermaid Inc.	3,026,260	45,999
	DeVry Inc.	696,804	45,432
*	Discovery Communications Inc.	1,544,349	45,419
*	ITT Educational Services Inc.	402,641	45,289
*	NVR Inc.	61,479	44,665
*	Interpublic Group of Cos. Inc.	5,297,450	44,075
	Scripps Networks Interactive Inc. Class A	986,491	43,751
	Abercrombie & Fitch Co.	958,489	43,745
	Advance Auto Parts Inc.	1,031,569	43,243
	PetSmart Inc.	1,346,982	43,050
	Gannett Co. Inc.	2,574,423	42,529
*	Pulte Group Inc.	3,730,607	41,969
	DR Horton Inc.	3,116,389	39,267
*	Chipotle Mexican Grill Inc. Class A	346,258	39,013
	American Eagle Outfitters Inc.	2,034,363	37,676
*	GameStop Corp. Class A	1,706,062	37,380
*,^ NetFlix Inc.		506,283	37,333
^	Strayer Education Inc.	152,703	37,186
*,^ MGM Mirage		2,885,593	34,627

* Mohawk Industries Inc.	634,368	34,497
Leggett & Platt Inc.	1,574,780	34,078
* Harman International Industries Inc.	718,095	33,592
* Goodyear Tire & Rubber Co.	2,507,002	31,689
* Toll Brothers Inc.	1,494,354	31,083
* Liberty Media Corp. - Starz	539,207	29,484
Washington Post Co. Class B	66,293	29,446
Guess? Inc.	602,542	28,307
* LKQ Corp.	1,386,897	28,154
Lennar Corp. Class A	1,593,410	27,423
Foot Locker Inc.	1,704,992	25,643
* AutoNation Inc.	1,236,003	22,347
Burger King Holdings Inc.	1,031,384	21,927
* Lamar Advertising Co. Class A	627,098	21,541
Brinker International Inc.	1,116,792	21,532
Wendy's/Arby's Group Inc. Class A	4,289,020	21,445
* Penn National Gaming Inc.	728,528	20,253
* Hyatt Hotels Corp. Class A	414,562	16,151
Weight Watchers International Inc.	377,948	9,649
* Clear Channel Outdoor Holdings Inc. Class A	442,825	4,698
Lennar Corp. Class B	63,528	886
* Krispy Kreme Doughnuts Inc. Warrants Exp. 03/02/2012	8,389	—
		3,236,412
Consumer Staples (4.7%)
Mead Johnson Nutrition Co.	2,228,978	115,974
Dr Pepper Snapple Group Inc.	2,769,228	97,394
Bunge Ltd.	1,461,452	90,069
Estee Lauder Cos. Inc. Class A	1,228,892	79,718
JM Smucker Co.	1,296,520	78,128
Tyson Foods Inc. Class A	3,175,355	60,808
* Whole Foods Market Inc.	1,578,020	57,045
Church & Dwight Co. Inc.	766,609	51,325
McCormick & Co. Inc.	1,291,525	49,543
* Energizer Holdings Inc.	722,286	45,331
* Ralcorp Holdings Inc.	616,938	41,816
SUPERVALU Inc.	2,310,903	38,546
* Hansen Natural Corp.	825,477	35,809
* Constellation Brands Inc. Class A	2,156,593	35,454
Hormel Foods Corp.	804,479	33,796
* Smithfield Foods Inc.	1,620,691	33,613
* Dean Foods Co.	1,967,028	30,863
Alberto-Culver Co. Class B	962,893	25,180
Flowers Foods Inc.	902,636	22,331
PepsiCo Inc.	2	—
		1,022,743
Energy (7.9%)
* Cameron International Corp.	2,664,105	114,184
Consol Energy Inc.	2,394,229	102,138
* FMC Technologies Inc.	1,331,654	86,065
El Paso Corp.	7,643,638	82,857
Range Resources Corp.	1,720,902	80,659
* Newfield Exploration Co.	1,448,281	75,383
Pioneer Natural Resources Co.	1,256,997	70,794
* Denbury Resources Inc.	4,113,381	69,393
BJ Services Co.	3,199,016	68,459
* Petrohawk Energy Corp.	3,278,495	66,488
* Alpha Natural Resources Inc.	1,310,565	65,384

*	Nabors Industries Ltd.	3,087,870	60,615
*	Pride International Inc.	1,902,286	57,278
	Massey Energy Co.	1,037,273	54,239
	Cimarex Energy Co.	910,364	54,057
*	Kinder Morgan Management LLC	836,751	49,050
*	Plains Exploration & Production Co.	1,518,098	45,528
	Helmerich & Payne Inc.	1,150,543	43,813
*	Concho Resources Inc.	838,069	42,205
	Cabot Oil & Gas Corp.	1,129,632	41,570
	Arch Coal Inc.	1,770,293	40,451
*	Oceaneering International Inc.	598,268	37,984
	Sunoco Inc.	1,274,395	37,862
*	Rowan Cos. Inc.	1,239,662	36,087
	EXCO Resources Inc.	1,961,283	36,048
*	Forest Oil Corp.	1,162,349	30,012
*	Dresser-Rand Group Inc.	899,341	28,257
	Tidewater Inc.	563,474	26,635
	Patterson-UTI Energy Inc.	1,674,034	23,386
	Tesoro Corp.	1,528,327	21,244
*	Quicksilver Resources Inc.	1,289,839	18,148
*	Continental Resources Inc.	370,246	15,754
*,^ SandRidge Energy Inc.		1,679,819	12,935
*	CNX Gas Corp.	329,196	12,526
*	Cobalt International Energy Inc.	726,980	9,887
			1,717,375
Financials (18.6%)
	Hartford Financial Services Group Inc.	4,555,015	129,454
	Fifth Third Bancorp	8,235,276	111,917
	HCP Inc.	3,195,160	105,440
	Regions Financial Corp.	12,949,152	101,651
	Lincoln National Corp.	3,292,573	101,082
	Host Hotels & Resorts Inc.	6,879,241	100,781
*	Genworth Financial Inc. Class A	5,325,085	97,662
	Unum Group	3,616,204	89,573
	Discover Financial Services	5,916,507	88,156
	Ventas Inc.	1,707,021	81,049
	AvalonBay Communities Inc.	887,604	76,645
*	IntercontinentalExchange Inc.	678,790	76,147
	KeyCorp	9,576,443	74,217
	New York Community Bancorp Inc.	4,382,069	72,479
	Comerica Inc.	1,896,934	72,159
	XL Capital Ltd. Class A	3,729,111	70,480
	Plum Creek Timber Co. Inc.	1,774,708	69,054
	Kimco Realty Corp.	4,379,028	68,488
	ProLogis	5,157,796	68,083
*	SLM Corp.	5,172,931	64,765
	People's United Financial Inc.	4,078,229	63,784
	Health Care REIT Inc.	1,340,846	60,646
	PartnerRe Ltd.	731,466	58,313
	Willis Group Holdings PLC	1,834,941	57,415
	Everest Re Group Ltd.	658,059	53,257
	Legg Mason Inc.	1,758,239	50,409
*	Arch Capital Group Ltd.	645,472	49,217
	Cincinnati Financial Corp.	1,684,456	48,681
	Federal Realty Investment Trust	666,820	48,551
	Torchmark Corp.	902,206	48,277
	SL Green Realty Corp.	841,761	48,208

	Axis Capital Holdings Ltd.	1,474,904	46,106
*,^ American International Group Inc.		1,320,274	45,074
	Assurant Inc.	1,272,911	43,763
	Marshall & Ilsley Corp.	5,431,968	43,727
	AMB Property Corp.	1,594,435	43,432
*	CB Richard Ellis Group Inc. Class A	2,712,355	42,991
	Nationwide Health Properties Inc.	1,223,047	42,990
	Digital Realty Trust Inc.	792,186	42,937
	Huntington Bancshares Inc.	7,792,296	41,845
	Reinsurance Group of America Inc. Class A	793,417	41,670
	Liberty Property Trust	1,227,175	41,650
	WR Berkley Corp.	1,576,981	41,143
	Eaton Vance Corp.	1,211,842	40,645
	Macerich Co.	1,051,486	40,282
	Rayonier Inc.	866,246	39,354
	RenaissanceRe Holdings Ltd.	680,215	38,609
*	Markel Corp.	101,652	38,085
	Assured Guaranty Ltd.	1,707,915	37,523
	Transatlantic Holdings Inc.	700,917	37,008
*	Affiliated Managers Group Inc.	458,443	36,217
	Regency Centers Corp.	962,679	36,072
	Fidelity National Financial Inc. Class A	2,385,798	35,358
^	Realty Income Corp.	1,136,796	34,888
*	First Horizon National Corp.	2,453,776	34,476
*	NASDAQ OMX Group Inc.	1,610,210	34,008
	HCC Insurance Holdings Inc.	1,226,308	33,846
	First American Corp.	986,888	33,396
	Old Republic International Corp.	2,622,587	33,254
	Cullen/Frost Bankers Inc.	587,929	32,806
*	St. Joe Co.	1,006,759	32,569
	Hospitality Properties Trust	1,344,616	32,204
	SEI Investments Co.	1,453,021	31,923
	Commerce Bancshares Inc.	768,406	31,612
	Zions Bancorporation	1,431,206	31,229
	White Mountains Insurance Group Ltd.	86,881	30,843
	Duke Realty Corp.	2,441,117	30,270
	UDR Inc.	1,665,485	29,379
	Raymond James Financial Inc.	1,074,019	28,719
	Janus Capital Group Inc.	1,984,068	28,352
	Validus Holdings Ltd.	1,000,470	27,543
	Weingarten Realty Investors	1,240,543	26,746
	Federated Investors Inc. Class B	1,004,974	26,511
^	Jefferies Group Inc.	1,099,719	26,030
	City National Corp.	477,116	25,750
	Associated Banc-Corp	1,733,079	23,917
	Brown & Brown Inc.	1,315,718	23,578
	American Financial Group Inc.	823,529	23,429
	TCF Financial Corp.	1,374,678	21,912
	Greenhill & Co. Inc.	246,335	20,222
	BOK Financial Corp.	295,223	15,482
	TFS Financial Corp.	1,008,357	13,462
	Mercury General Corp.	298,569	13,053
	Capitol Federal Financial	242,426	9,081
			4,043,011
Health Care (11.3%)
*	Intuitive Surgical Inc.	416,281	144,920
*	Life Technologies Corp.	1,943,845	101,605

*	Hospira Inc.	1,767,568	100,133
	AmerisourceBergen Corp. Class A	3,140,080	90,811
*	Humana Inc.	1,851,126	86,577
*	Vertex Pharmaceuticals Inc.	2,097,149	85,711
*	Mylan Inc.	3,330,787	75,642
*	Varian Medical Systems Inc.	1,356,573	75,059
*	DaVita Inc.	1,113,958	70,625
*	Waters Corp.	1,032,166	69,713
*	Cerner Corp.	756,178	64,321
*	Millipore Corp.	606,241	64,019
*	Edwards Lifesciences Corp.	616,494	60,959
*	Human Genome Sciences Inc.	1,967,585	59,421
*	Henry Schein Inc.	986,072	58,080
*	Cephalon Inc.	813,680	55,151
	DENTSPLY International Inc.	1,574,006	54,854
*	CareFusion Corp.	2,050,724	54,201
*	Illumina Inc.	1,363,198	53,028
*	Alexion Pharmaceuticals Inc.	965,223	52,479
*	Hologic Inc.	2,811,132	52,118
*	Dendreon Corp.	1,427,653	52,067
*	ResMed Inc.	816,930	51,998
	Perrigo Co.	846,017	49,678
	Beckman Coulter Inc.	755,780	47,463
*	Watson Pharmaceuticals Inc.	1,098,898	45,901
*	Covance Inc.	697,753	42,835
*	Mettler-Toledo International Inc.	367,946	40,180
*	Coventry Health Care Inc.	1,613,021	39,874
*	Community Health Systems Inc.	1,013,281	37,420
	Omnicare Inc.	1,300,797	36,800
*,^ IDEXX Laboratories Inc.		638,666	36,755
	Universal Health Services Inc. Class B	992,147	34,814
*	Amylin Pharmaceuticals Inc.	1,545,058	34,748
*	Inverness Medical Innovations Inc.	861,754	33,565
*	Kinetic Concepts Inc.	698,625	33,401
*	Lincare Holdings Inc.	742,459	33,322
*	King Pharmaceuticals Inc.	2,705,915	31,822
*	Warner Chilcott PLC Class A	1,233,113	31,506
	Patterson Cos. Inc.	999,790	31,043
*	Endo Pharmaceuticals Holdings Inc.	1,277,919	30,274
*	Charles River Laboratories International Inc.	718,148	28,230
*	Health Net Inc.	1,132,981	28,177
	Pharmaceutical Product Development Inc.	1,158,986	27,526
*	Gen-Probe Inc.	534,951	26,748
*	Myriad Genetics Inc.	1,048,688	25,221
	Techne Corp.	385,745	24,568
*	Abraxis Bioscience Inc.	87,429	4,524
			2,469,887
Industrials (12.4%)
*	Delta Air Lines Inc.	8,496,512	123,964
	Rockwell Collins Inc.	1,713,872	107,271
	Goodrich Corp.	1,355,509	95,591
	Dover Corp.	2,029,265	94,868
	Rockwell Automation Inc.	1,550,576	87,390
	Cooper Industries PLC	1,818,476	87,178
	WW Grainger Inc.	688,450	74,435
	Fastenal Co.	1,455,148	69,833
*	McDermott International Inc.	2,508,892	67,539

	Flowserve Corp.	608,818	67,134
	Joy Global Inc.	1,115,090	63,114
	Textron Inc.	2,955,148	62,738
*	Jacobs Engineering Group Inc.	1,355,306	61,246
	Masco Corp.	3,922,910	60,884
	Roper Industries Inc.	992,311	57,395
	Pitney Bowes Inc.	2,257,345	55,192
	Iron Mountain Inc.	1,994,934	54,661
	Bucyrus International Inc. Class A	818,857	54,036
	Pall Corp.	1,274,278	51,596
	Equifax Inc.	1,378,226	49,341
	Manpower Inc.	854,963	48,836
	AMETEK Inc.	1,175,209	48,724
	RR Donnelley & Sons Co.	2,237,329	47,767
	Robert Half International Inc.	1,562,965	47,561
*	Stericycle Inc.	872,034	47,526
*	URS Corp.	914,789	45,383
*	Quanta Services Inc.	2,279,488	43,675
	Dun & Bradstreet Corp.	566,553	42,163
	Cintas Corp.	1,499,268	42,114
	Avery Dennison Corp.	1,106,065	40,272
	KBR Inc.	1,747,971	38,735
*	Kansas City Southern	1,046,476	37,851
*	Foster Wheeler AG	1,384,607	37,578
	Pentair Inc.	1,018,097	36,265
*	AGCO Corp.	1,007,818	36,150
	Donaldson Co. Inc.	798,427	36,025
	SPX Corp.	537,228	35,629
	JB Hunt Transport Services Inc.	970,147	34,809
*	AMR Corp.	3,622,981	33,005
*	Owens Corning	1,253,168	31,881
*	Shaw Group Inc.	911,926	31,389
*	Navistar International Corp.	693,483	31,020
*	Verisk Analytics Inc. Class A	1,096,824	30,930
*	Alliant Techsystems Inc.	358,997	29,186
	Harsco Corp.	875,535	27,965
*	Aecom Technology Corp.	981,770	27,853
*	Copart Inc.	779,097	27,736
*	Terex Corp.	1,178,088	26,754
*	Spirit Aerosystems Holdings Inc. Class A	1,142,587	26,714
	MSC Industrial Direct Co. Class A	484,353	24,566
*	IHS Inc. Class A	448,149	23,963
	Ryder System Inc.	610,897	23,678
*	Covanta Holding Corp.	1,350,721	22,503
*	FTI Consulting Inc.	564,726	22,205
*	WABCO Holdings Inc.	698,301	20,893
*	Hertz Global Holdings Inc.	2,009,902	20,079
*,^ SunPower Corp. Class A		598,845	11,318
*	SunPower Corp. Class B	457,651	7,661
			2,693,768
Information Technology (15.6%)
*	Marvell Technology Group Ltd.	5,769,252	117,577
*	Seagate Technology	5,427,488	99,106
*	Micron Technology Inc.	9,262,757	96,240
*	Western Digital Corp.	2,456,634	95,784
*	Citrix Systems Inc.	1,994,510	94,679
*	Salesforce.com Inc.	1,225,230	91,218

* Computer Sciences Corp.	1,661,326	90,526
* SanDisk Corp.	2,487,459	86,141
* Fiserv Inc.	1,677,479	85,149
Amphenol Corp. Class A	1,869,273	78,865
Altera Corp.	3,219,530	78,267
* Cree Inc.	1,099,462	77,204
Xilinx Inc.	3,017,757	76,953
* SAIC Inc.	4,334,202	76,715
* BMC Software Inc.	1,998,918	75,959
* Autodesk Inc.	2,504,042	73,669
* Flextronics International Ltd.	8,853,539	69,412
* McAfee Inc.	1,719,275	68,994
Linear Technology Corp.	2,431,959	68,776
Harris Corp.	1,435,695	68,181
Maxim Integrated Products Inc.	3,327,022	64,511
* Red Hat Inc.	2,046,320	59,896
* Akamai Technologies Inc.	1,866,542	58,628
KLA-Tencor Corp.	1,862,776	57,597
* Advanced Micro Devices Inc.	6,210,859	57,575
Microchip Technology Inc.	2,001,165	56,353
* VeriSign Inc.	2,096,131	54,520
* Teradata Corp.	1,865,698	53,900
* F5 Networks Inc.	863,951	53,142
* Lam Research Corp.	1,386,700	51,752
* Avnet Inc.	1,648,531	49,456
* FLIR Systems Inc.	1,654,098	46,646
* LSI Corp.	7,117,819	43,561
* ANSYS Inc.	966,897	41,712
* Sybase Inc.	888,545	41,424
* Equinix Inc.	425,297	41,398
Global Payments Inc.	883,420	40,240
Lender Processing Services Inc.	1,044,213	39,419
* Arrow Electronics Inc.	1,305,548	39,336
* Nuance Communications Inc.	2,278,108	37,908
* Trimble Navigation Ltd.	1,312,072	37,683
National Semiconductor Corp.	2,590,706	37,436
* MEMC Electronic Materials Inc.	2,436,912	37,358
* Hewitt Associates Inc. Class A	917,361	36,493
* Alliance Data Systems Corp.	569,721	36,456
Factset Research Systems Inc.	489,919	35,945
* Synopsys Inc.	1,588,649	35,538
* ON Semiconductor Corp.	4,403,065	35,224
* Dolby Laboratories Inc. Class A	584,647	34,301
Jabil Circuit Inc.	1,984,085	32,122
Broadridge Financial Solutions Inc.	1,491,574	31,890
* Lexmark International Inc. Class A	851,133	30,709
Tellabs Inc.	3,998,071	30,265
* AOL Inc.	1,174,621	29,694
Total System Services Inc.	1,826,963	28,610
* Ingram Micro Inc.	1,604,802	28,164
* Novellus Systems Inc.	1,057,403	26,435
* Brocade Communications Systems Inc.	4,564,248	26,062
* NCR Corp.	1,734,963	23,942
* IAC/InterActiveCorp	1,039,054	23,628
Intersil Corp. Class A	1,337,375	19,740
* Cadence Design Systems Inc.	2,929,808	19,512
* Avago Technologies Ltd.	903,922	18,585
DST Systems Inc.	433,532	17,970

Molex Inc.	831,095	17,337
Molex Inc. Class A	654,214	11,547
		3,401,035
Materials (7.0%)
Cliffs Natural Resources Inc.	1,480,290	105,027
United States Steel Corp.	1,562,525	99,252
Sigma-Aldrich Corp.	1,326,443	71,177
Lubrizol Corp.	744,148	68,253
* Owens-Illinois Inc.	1,836,749	65,278
Vulcan Materials Co.	1,366,931	64,574
Walter Energy Inc.	577,583	53,294
Ball Corp.	974,258	52,006
Allegheny Technologies Inc.	961,898	51,933
Airgas Inc.	805,526	51,247
Eastman Chemical Co.	792,397	50,460
Celanese Corp. Class A	1,564,920	49,843
Terra Industries Inc.	1,087,919	49,783
MeadWestvaco Corp.	1,865,053	47,652
* Crown Holdings Inc.	1,750,819	47,202
CF Industries Holdings Inc.	502,726	45,838
FMC Corp.	748,494	45,314
International Flavors & Fragrances Inc.	861,601	41,072
Martin Marietta Materials Inc.	485,833	40,591
Steel Dynamics Inc.	2,115,397	36,956
Nalco Holding Co.	1,506,371	36,650
Sealed Air Corp.	1,732,668	36,525
* Pactiv Corp.	1,442,338	36,318
Reliance Steel & Aluminum Co.	721,397	35,514
Albemarle Corp.	799,299	34,074
Bemis Co. Inc.	1,179,133	33,865
Sonoco Products Co.	1,089,924	33,559
Valspar Corp.	1,043,904	30,774
AK Steel Holding Corp.	1,191,847	27,246
Scotts Miracle-Gro Co. Class A	505,754	23,442
* Titanium Metals Corp.	1,275,584	21,162
Commercial Metals Co.	1,227,775	18,490
Greif Inc. Class A	266,058	14,612
		1,518,983
Telecommunication Services (1.3%)
* NII Holdings Inc.	1,811,689	75,475
Windstream Corp.	4,759,423	51,830
* SBA Communications Corp. Class A	1,146,737	41,363
* Level 3 Communications Inc.	17,869,870	28,949
Frontier Communications Corp.	3,403,780	25,324
* MetroPCS Communications Inc.	2,689,050	19,039
Telephone & Data Systems Inc.	510,312	17,274
Telephone & Data Systems Inc. - Special Common Shares	525,208	15,672
* United States Cellular Corp.	205,083	8,486
		283,412
Utilities (6.1%)
Questar Corp.	1,900,545	82,103
DTE Energy Co.	1,797,674	80,176
Wisconsin Energy Corp.	1,274,090	62,953
EQT Corp.	1,489,468	61,068
* NRG Energy Inc.	2,794,846	58,412
CenterPoint Energy Inc.	4,042,270	58,047
Northeast Utilities	1,912,135	52,851

Oneok Inc.			1,092,138	49,856
SCANA Corp.			1,274,772	47,919
NiSource Inc.			3,005,044	47,480
* Calpine Corp.			3,856,653	45,856
Allegheny Energy Inc.			1,847,856	42,501
MDU Resources Group Inc.			1,943,711	41,945
Pinnacle West Capital Corp.			1,104,047	41,656
Pepco Holdings Inc.			2,414,835	41,414
American Water Works Co. Inc.			1,902,742	41,404
NSTAR			1,163,971	41,228
OGE Energy Corp.			1,055,025	41,083
Alliant Energy Corp.			1,205,218	40,086
National Fuel Gas Co.			790,379	39,954
Integrys Energy Group Inc.			833,008	39,468
CMS Energy Corp.			2,502,724	38,692
DPL Inc.			1,305,541	35,498
TECO Energy Inc.			2,213,139	35,167
Energen Corp.			743,042	34,574
NV Energy Inc.			2,557,569	31,535
UGI Corp.			1,185,508	31,463
Aqua America Inc.			1,485,435	26,099
* Mirant Corp.			1,581,901	17,179
* RRI Energy Inc.			3,844,834	14,187
* Dynegy Inc. Class A			5,503,523	6,934
				1,328,788
Total Common Stocks (Cost $19,422,842)				21,715,414
				Market
				Value
	Coupon		Shares	($000)
Temporary Cash Investments (0.8%)[1]
Money Market Fund (0.8%)
[2,3] Vanguard Market Liquidity Fund	0.183%		162,717,069	162,717

			Face	Market
		Maturity	Amount	Value
	Coupon	Date	($000)	($000)
U.S. Government and Agency Obligations (0.0%)
[4,5] Fannie Mae Discount Notes	0.250%	8/25/10	1,000	999
[4,5] Federal Home Loan Bank Discount Notes	0.195%	7/14/10	500	500
[4,5] Freddie Mac Discount Notes	0.230%	6/21/10	2,000	1,999
				3,498
Total Temporary Cash Investments (Cost $166,215)				166,215
Total Investments (100.6%) (Cost $19,589,057)				21,881,629
Other Assets and Liabilities-Net (-0.6%)[3]				(121,175)
Net Assets (100%)				21,760,454

* Non-income-producing security.
^ Part of security position is on loan to broker-dealers. The total value of securities on loan is $79,939,000.
1 The fund invests a portion of its cash reserves in equity markets through the use of index futures contracts. After giving effect to futures investments, the fund's effective common stock and temporary cash investment positions represent 100.0% and 0.6%, respectively, of net assets.
2 Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by Vanguard. Rate shown is the 7-day yield.
3 Includes $83,317,000 of collateral received for securities on loan.
4 The issuer operates under a congressional charter; its securities are not backed by the full faith and credit of the U.S. government.

5 Securities with a value of $3,498,000 have been segregated as initial margin for open futures contracts.
REIT—Real Estate Investment Trust.

A. Security Valuation: Securities are valued as of the close of trading on the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date. Equity securities are valued at the latest quoted sales prices or official closing prices taken from the primary market in which each security trades; such securities not traded on the valuation date are valued at the mean of the latest quoted bid and asked prices. Securities for which market quotations are not readily available, or whose values have been materially affected by events occurring before the fund's pricing time but after the close of the securities’ primary markets, are valued by methods deemed by the board of trustees to represent fair value. Investments in Vanguard Market Liquidity Fund are valued at that fund's net asset value. Temporary cash investments acquired over 60 days to maturity are valued using the latest bid prices or using valuations based on a matrix system (which considers such factors as security prices, yields, maturities, and ratings), both as furnished by independent pricing services. Other temporary cash investments are valued at amortized cost, which approximates market value.

B. Futures Contracts: The fund uses index futures contracts to a limited extent, with the objectives of maintaining full exposure to the stock market, enhancing returns, maintaining liquidity, and minimizing transaction costs. The fund may purchase futures contracts to immediately invest incoming cash in the market, or sell futures in response to cash outflows, thereby simulating a fully invested position in the underlying index while maintaining a cash balance for liquidity. The fund may seek to enhance returns by using futures contracts instead of the underlying securities when futures are believed to be priced more attractively than the underlying securities. The primary risks associated with the use of futures contracts are imperfect correlation between changes in market values of stocks held by the fund and the prices of futures contracts, and the possibility of an illiquid market.

Futures contracts are valued at their quoted daily settlement prices. The aggregate principal amounts of the contracts are not recorded in the Schedule of Investments. Fluctuations in the value of the contracts are recorded in the Schedule of Investments as an asset (liability).

At March 31, 2010, the aggregate settlement value of open futures contracts and the related unrealized appreciation (depreciation) were:

				($000)

		Number of	Aggregate
		Long (Short)	Settlement	Unrealized
		Contracts	Value	Appreciation
Futures Contracts	Expiration		Long (Short)	(Depreciation)
E-mini S&P MidCap 400 Index	June 2010	309	24,352	81
S&P MidCap 400 Index	June 2010	56	22,067	3

Unrealized appreciation (depreciation) on open futures contracts is required to be treated as realized gain (loss) for tax purposes.

C. Various inputs may be used to determine the value of the fund's investments. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

Level 1—Quoted prices in active markets for identical securities.
Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).

Mid-Cap Index Fund

Level 3—Significant unobservable inputs (including the fund's own assumptions used to determine the fair value of investments).

The following table summarizes the fund's investments as of March 31, 2010, based on the inputs used to value them:

	Level 1	Level 2	Level 3
Investments	($000)	($000)	($000)
Common Stocks	21,715,414	-	-
Temporary Cash Investments	162,717	3,498	-
Futures Contracts—Liabilities[1]	(253)	-	-
Total	21,877,878	3,498	-
1 Represents variation margin on the last day of the reporting period.

D. At March 31, 2010, the cost of investment securities for tax purposes was $19,589,057,000. Net unrealized appreciation of investment securities for tax purposes was $2,292,572,000, consisting of unrealized gains of $4,087,692,000 on securities that had risen in value since their purchase and $1,795,120,000 in unrealized losses on securities that had fallen in value since their purchase.

Vanguard Mid-Cap Growth Index Fund

Schedule of Investments
As of March 31, 2010

		Market
		Value
	Shares	($000)
Common Stocks (100.0%)
Consumer Discretionary (16.5%)
* priceline.com Inc.	57,340	14,622
Ross Stores Inc.	171,851	9,189
Nordstrom Inc.	223,885	9,146
Cablevision Systems Corp. Class A	338,856	8,180
Tiffany & Co.	170,475	8,096
* O'Reilly Automotive Inc.	188,497	7,862
Wynn Resorts Ltd.	101,387	7,688
* CarMax Inc.	304,427	7,647
International Game Technology	404,798	7,469
* Dollar Tree Inc.	121,130	7,173
Expedia Inc.	270,812	6,760
Family Dollar Stores Inc.	180,946	6,624
* Urban Outfitters Inc.	173,450	6,596
Polo Ralph Lauren Corp. Class A	77,560	6,596
* Discovery Communications Inc. Class A	185,452	6,266
* BorgWarner Inc.	160,189	6,116
DeVry Inc.	87,734	5,720
* Discovery Communications Inc.	194,404	5,717
* ITT Educational Services Inc.	50,758	5,709
* NVR Inc.	7,756	5,635
Scripps Networks Interactive Inc. Class A	124,322	5,514
Advance Auto Parts Inc.	129,978	5,449
PetSmart Inc.	169,516	5,418
* Chipotle Mexican Grill Inc. Class A	43,712	4,925
* GameStop Corp. Class A	215,333	4,718
* NetFlix Inc.	63,730	4,699
^ Strayer Education Inc.	19,226	4,682
* MGM Mirage	364,221	4,371
Virgin Media Inc.	250,276	4,320
* Harman International Industries Inc.	90,538	4,235
Guess? Inc.	75,840	3,563
* LKQ Corp.	175,160	3,556
* Pulte Group Inc.	306,159	3,444
Burger King Holdings Inc.	129,784	2,759
* Goodyear Tire & Rubber Co.	205,076	2,592
DR Horton Inc.	196,023	2,470
* Toll Brothers Inc.	94,063	1,957
* Interpublic Group of Cos. Inc.	233,369	1,942
* Lamar Advertising Co. Class A	51,318	1,763
* Penn National Gaming Inc.	45,724	1,271
Wendy's/Arby's Group Inc. Class A	188,843	944
* Clear Channel Outdoor Holdings Inc. Class A	55,730	591
		223,994
Consumer Staples (3.6%)
Estee Lauder Cos. Inc. Class A	154,867	10,046
Mead Johnson Nutrition Co.	140,483	7,309
* Whole Foods Market Inc.	198,684	7,183
Dr Pepper Snapple Group Inc.	174,294	6,130

*	Energizer Holdings Inc.	90,959	5,709
*	Hansen Natural Corp.	104,040	4,513
*	Dean Foods Co.	248,363	3,897
	Flowers Foods Inc.	113,633	2,811
	Hormel Foods Corp.	35,516	1,492
			49,090
Energy (9.7%)
*	Cameron International Corp.	335,728	14,389
	Consol Energy Inc.	301,665	12,869
*	FMC Technologies Inc.	167,851	10,848
	Range Resources Corp.	216,886	10,165
*	Denbury Resources Inc.	517,881	8,737
*	Petrohawk Energy Corp.	412,840	8,372
*	Alpha Natural Resources Inc.	165,172	8,240
	Massey Energy Co.	130,765	6,838
*	Plains Exploration & Production Co.	191,160	5,733
	Helmerich & Payne Inc.	144,823	5,515
*	Concho Resources Inc.	105,459	5,311
*	Oceaneering International Inc.	75,446	4,790
	EXCO Resources Inc.	247,551	4,550
	BJ Services Co.	201,371	4,309
*	Dresser-Rand Group Inc.	113,543	3,568
	Cabot Oil & Gas Corp.	92,461	3,403
*	Quicksilver Resources Inc.	162,336	2,284
*	Rowan Cos. Inc.	77,996	2,270
*	Continental Resources Inc.	46,704	1,987
	Patterson-UTI Energy Inc.	136,899	1,913
*	CNX Gas Corp.	41,336	1,573
	Tesoro Corp.	96,126	1,336
*	Cobalt International Energy Inc.	91,506	1,245
*	SandRidge Energy Inc.	137,540	1,059
			131,304
Financials (5.0%)
	Host Hotels & Resorts Inc.	866,786	12,698
*	IntercontinentalExchange Inc.	85,536	9,595
*	CB Richard Ellis Group Inc. Class A	341,523	5,413
	Eaton Vance Corp.	152,552	5,117
*	Affiliated Managers Group Inc.	57,692	4,558
	Regions Financial Corp.	572,082	4,491
*	St. Joe Co.	127,128	4,113
	SEI Investments Co.	183,501	4,031
	Janus Capital Group Inc.	250,510	3,580
	Jefferies Group Inc.	138,891	3,287
	Brown & Brown Inc.	165,551	2,967
	Greenhill & Co. Inc.	31,142	2,556
*,^ American International Group Inc.		58,228	1,988
	Digital Realty Trust Inc.	34,903	1,892
*	NASDAQ OMX Group Inc.	70,913	1,498
	TFS Financial Corp.	63,445	847
			68,631
Health Care (18.3%)
*	Intuitive Surgical Inc.	52,454	18,261
*	Life Technologies Corp.	244,907	12,801
*	Hospira Inc.	222,700	12,616
*	Mylan Inc.	419,715	9,532
*	Varian Medical Systems Inc.	170,912	9,457
*	DaVita Inc.	140,247	8,892

* Waters Corp.	130,134	8,789
* Cerner Corp.	95,360	8,111
* Millipore Corp.	76,469	8,075
* Edwards Lifesciences Corp.	77,626	7,676
* Human Genome Sciences Inc.	247,967	7,489
* Henry Schein Inc.	124,316	7,322
* Vertex Pharmaceuticals Inc.	171,759	7,020
* Cephalon Inc.	102,608	6,955
DENTSPLY International Inc.	198,187	6,907
* Illumina Inc.	171,677	6,678
* Alexion Pharmaceuticals Inc.	121,528	6,608
* Hologic Inc.	354,016	6,563
* ResMed Inc.	102,987	6,555
Perrigo Co.	106,513	6,254
Beckman Coulter Inc.	95,134	5,974
* Watson Pharmaceuticals Inc.	138,504	5,785
* Covance Inc.	87,929	5,398
* Mettler-Toledo International Inc.	46,308	5,057
* Community Health Systems Inc.	127,515	4,709
* IDEXX Laboratories Inc.	80,610	4,639
* Amylin Pharmaceuticals Inc.	195,030	4,386
* Kinetic Concepts Inc.	88,198	4,217
* Lincare Holdings Inc.	93,417	4,193
* Warner Chilcott PLC Class A	155,733	3,979
Patterson Cos. Inc.	126,256	3,920
* CareFusion Corp.	129,072	3,411
* Gen-Probe Inc.	67,367	3,368
* Dendreon Corp.	90,208	3,290
* Myriad Genetics Inc.	132,401	3,184
Techne Corp.	48,529	3,091
* Endo Pharmaceuticals Holdings Inc.	104,597	2,478
Pharmaceutical Product Development Inc.	94,815	2,252
* Inverness Medical Innovations Inc.	54,289	2,115
* Abraxis Bioscience Inc.	11,010	570
		248,577
Industrials (15.8%)
* Delta Air Lines Inc.	1,070,565	15,620
Rockwell Collins Inc.	215,937	13,515
WW Grainger Inc.	86,777	9,382
Fastenal Co.	183,199	8,792
* McDermott International Inc.	315,893	8,504
Flowserve Corp.	76,762	8,465
Joy Global Inc.	140,570	7,956
* Jacobs Engineering Group Inc.	170,789	7,718
Roper Industries Inc.	125,111	7,236
Iron Mountain Inc.	251,179	6,882
Bucyrus International Inc. Class A	103,271	6,815
AMETEK Inc.	148,002	6,136
Robert Half International Inc.	196,761	5,987
* Stericycle Inc.	109,790	5,984
* Quanta Services Inc.	286,982	5,499
Dun & Bradstreet Corp.	71,331	5,308
* Kansas City Southern	131,748	4,765
* Foster Wheeler AG	174,289	4,730
* AGCO Corp.	126,830	4,549
Donaldson Co. Inc.	100,503	4,535
JB Hunt Transport Services Inc.	122,456	4,394

	Goodrich Corp.	59,757	4,214
*	AMR Corp.	457,456	4,167
*	Shaw Group Inc.	115,162	3,964
*	Navistar International Corp.	87,577	3,917
*	Verisk Analytics Inc. Class A	138,530	3,907
*	Alliant Techsystems Inc.	45,239	3,678
*	Aecom Technology Corp.	123,987	3,518
*	Copart Inc.	98,238	3,497
	Pall Corp.	80,462	3,258
	MSC Industrial Direct Co. Class A	60,937	3,091
	Manpower Inc.	53,851	3,076
*	IHS Inc. Class A	56,443	3,018
*	Covanta Holding Corp.	169,933	2,831
*	FTI Consulting Inc.	71,085	2,795
*	WABCO Holdings Inc.	87,877	2,629
	SPX Corp.	33,822	2,243
*	Terex Corp.	96,378	2,189
*	Spirit Aerosystems Holdings Inc. Class A	93,499	2,186
*	Hertz Global Holdings Inc.	164,381	1,642
*,^ SunPower Corp. Class A		75,400	1,425
*	SunPower Corp. Class B	57,683	966
			214,983
Information Technology (23.1%)
*	Marvell Technology Group Ltd.	726,904	14,814
*	Western Digital Corp.	309,587	12,071
*	Salesforce.com Inc.	154,442	11,498
*	SanDisk Corp.	313,428	10,854
*	Fiserv Inc.	211,350	10,728
	Amphenol Corp. Class A	235,575	9,939
	Altera Corp.	405,715	9,863
*	Cree Inc.	138,429	9,721
*	BMC Software Inc.	251,944	9,574
*	Autodesk Inc.	315,536	9,283
*	McAfee Inc.	216,603	8,692
	Linear Technology Corp.	306,431	8,666
	Maxim Integrated Products Inc.	418,886	8,122
*	Micron Technology Inc.	758,035	7,876
*	Citrix Systems Inc.	163,386	7,756
*	Red Hat Inc.	257,675	7,542
*	Akamai Technologies Inc.	235,289	7,390
	KLA-Tencor Corp.	234,762	7,259
*	Advanced Micro Devices Inc.	781,950	7,249
*	VeriSign Inc.	263,972	6,866
*	Teradata Corp.	235,079	6,791
*	F5 Networks Inc.	108,913	6,699
*	Lam Research Corp.	174,612	6,517
*	FLIR Systems Inc.	208,251	5,873
	Harris Corp.	117,495	5,580
*	ANSYS Inc.	121,680	5,249
*	Sybase Inc.	111,849	5,214
*	Equinix Inc.	53,508	5,209
	Global Payments Inc.	111,201	5,065
	Lender Processing Services Inc.	131,474	4,963
*	Nuance Communications Inc.	286,829	4,773
*	Trimble Navigation Ltd.	165,609	4,756
	National Semiconductor Corp.	326,170	4,713
*	MEMC Electronic Materials Inc.	306,730	4,702

* Alliance Data Systems Corp.	71,906	4,601
* Hewitt Associates Inc. Class A	115,416	4,591
Factset Research Systems Inc.	61,699	4,527
* Synopsys Inc.	200,527	4,486
* ON Semiconductor Corp.	555,727	4,446
* Dolby Laboratories Inc. Class A	73,596	4,318
Broadridge Financial Solutions Inc.	188,375	4,028
* Novellus Systems Inc.	133,046	3,326
* Brocade Communications Systems Inc.	576,273	3,291
* Flextronics International Ltd.	389,837	3,056
* Cadence Design Systems Inc.	368,516	2,454
* Avago Technologies Ltd.	113,836	2,341
DST Systems Inc.	54,601	2,263
* NCR Corp.	141,976	1,959
* LSI Corp.	313,533	1,919
		313,473
Materials (5.6%)
United States Steel Corp.	196,871	12,505
Sigma-Aldrich Corp.	167,015	8,962
Walter Energy Inc.	72,780	6,716
Celanese Corp. Class A	197,043	6,276
Terra Industries Inc.	136,979	6,268
* Crown Holdings Inc.	220,485	5,944
Martin Marietta Materials Inc.	61,210	5,114
Nalco Holding Co.	190,140	4,626
* Pactiv Corp.	181,507	4,570
AK Steel Holding Corp.	150,467	3,440
Steel Dynamics Inc.	172,997	3,022
Scotts Miracle-Gro Co. Class A	63,674	2,951
FMC Corp.	32,976	1,997
Reliance Steel & Aluminum Co.	31,712	1,561
* Titanium Metals Corp.	56,178	932
Commercial Metals Co.	54,062	814
		75,698
Telecommunication Services (1.4%)
* NII Holdings Inc.	228,355	9,513
* SBA Communications Corp. Class A	144,292	5,205
* MetroPCS Communications Inc.	338,248	2,395
* Level 3 Communications Inc.	1,124,191	1,821
		18,934
Utilities (1.0%)
EQT Corp.	187,524	7,688
* Calpine Corp.	485,692	5,775
* Dynegy Inc. Class A	242,718	306
		13,769
Total Common Stocks (Cost $1,188,198)		1,358,453

			Market
			Value
	Coupon	Shares	($000)
Temporary Cash Investment (0.6%)
Money Market Fund (0.6%)
[1,2] Vanguard Market Liquidity Fund (Cost
$7,744)	0.183%	7,744,013	7,744

Total Investments (100.6%) (Cost $1,195,942)			1,366,197
Other Assets and Liabilities-Net (-0.6%)[2]			(7,728)
Net Assets (100%)			1,358,469

* Non-income-producing security.
^ Part of security position is on loan to broker-dealers. The total value of securities on loan is $4,430,000.
1 Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by Vanguard. Rate shown is the 7-day yield.
2 Includes $4,567,000 of collateral received for securities on loan.

A. Security Valuation: Securities are valued as of the close of trading on the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date. Equity securities are valued at the latest quoted sales prices or official closing prices taken from the primary market in which each security trades; such securities not traded on the valuation date are valued at the mean of the latest quoted bid and asked prices. Securities for which market quotations are not readily available, or whose values have been materially affected by events occurring before the fund's pricing time but after the close of the securities’ primary markets, are valued by methods deemed by the board of trustees to represent fair value. Investments in Vanguard Market Liquidity Fund are valued at that fund's net asset value.

B. Various inputs may be used to determine the value of the fund's investments. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

Level 1—Quoted prices in active markets for identical securities.
Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3—Significant unobservable inputs (including the fund's own assumptions used to determine the fair value of investments).

At March 31, 2010, 100% of the fund's investments were valued based on Level 1 inputs.

C. At March 31, 2010, the cost of investment securities for tax purposes was $1,195,942,000. Net unrealized appreciation of investment securities for tax purposes was $170,255,000, consisting of unrealized gains of $231,031,000 on securities that had risen in value since their purchase and $60,776,000 in unrealized losses on securities that had fallen in value since their purchase.

Vanguard Mid-Cap Value Index Fund

Schedule of Investments
As of March 31, 2010

			Market
			Value
		Shares	($000)
Common Stocks (99.9%)
Consumer Discretionary (13.3%)
	Starwood Hotels & Resorts Worldwide Inc.	244,476	11,402
*	Liberty Media Corp. - Interactive	741,186	11,347
	Mattel Inc.	472,558	10,746
	Genuine Parts Co.	208,581	8,810
	Ltd Brands Inc.	357,461	8,801
	Harley-Davidson Inc.	306,485	8,603
	Whirlpool Corp.	97,104	8,472
	H&R Block Inc.	438,343	7,802
	Darden Restaurants Inc.	173,393	7,723
	Hasbro Inc.	162,851	6,234
	Wyndham Worldwide Corp.	233,503	6,008
*,^ Royal Caribbean Cruises Ltd.		181,776	5,997
*	Autoliv Inc.	111,241	5,732
	Newell Rubbermaid Inc.	363,037	5,518
	Abercrombie & Fitch Co.	114,991	5,248
	Gannett Co. Inc.	308,849	5,102
	American Eagle Outfitters Inc.	244,037	4,520
*	Mohawk Industries Inc.	76,106	4,139
	Leggett & Platt Inc.	188,969	4,089
*	Liberty Media Corp. - Starz	64,605	3,533
	Washington Post Co. Class B	7,943	3,528
*	Interpublic Group of Cos. Inc.	412,706	3,434
	Lennar Corp. Class A	198,586	3,418
	Foot Locker Inc.	204,322	3,073
*	AutoNation Inc.	148,166	2,679
	Brinker International Inc.	133,972	2,583
	DR Horton Inc.	186,887	2,355
	Virgin Media Inc.	127,907	2,208
*	Hyatt Hotels Corp. Class A	49,732	1,937
*	Toll Brothers Inc.	89,652	1,865
*	Pulte Group Inc.	156,701	1,763
	Wendy's/Arby's Group Inc. Class A	334,134	1,671
*	Goodyear Tire & Rubber Co.	105,236	1,330
*	Penn National Gaming Inc.	43,727	1,216
	Weight Watchers International Inc.	45,274	1,156
*	Lamar Advertising Co. Class A	26,367	906
			174,948
Consumer Staples (5.8%)
	Bunge Ltd.	175,283	10,803
	JM Smucker Co.	155,501	9,370
	Tyson Foods Inc. Class A	380,834	7,293
	Mead Johnson Nutrition Co.	133,671	6,955
	Church & Dwight Co. Inc.	91,963	6,157
	McCormick & Co. Inc.	154,930	5,943
	Dr Pepper Snapple Group Inc.	166,070	5,841
*	Ralcorp Holdings Inc.	74,011	5,016
	SUPERVALU Inc.	277,202	4,624
*	Constellation Brands Inc. Class A	258,716	4,253

* Smithfield Foods Inc.	194,480	4,034
Alberto-Culver Co. Class B	115,387	3,017
Hormel Foods Corp.	62,727	2,635
PepsiCo Inc.	1	—
		75,941
Energy (6.2%)
El Paso Corp.	916,762	9,938
* Newfield Exploration Co.	173,698	9,041
Pioneer Natural Resources Co.	150,759	8,491
* Nabors Industries Ltd.	370,343	7,270
* Pride International Inc.	228,144	6,869
Cimarex Energy Co.	109,175	6,483
* Kinder Morgan Management LLC	100,372	5,884
Arch Coal Inc.	212,384	4,853
Sunoco Inc.	152,870	4,542
BJ Services Co.	191,908	4,107
* Forest Oil Corp.	139,312	3,597
Tidewater Inc.	67,531	3,192
* Rowan Cos. Inc.	74,289	2,163
Cabot Oil & Gas Corp.	47,453	1,746
Tesoro Corp.	91,756	1,275
Patterson-UTI Energy Inc.	70,319	982
* SandRidge Energy Inc.	70,424	542
		80,975
Financials (32.0%)
Hartford Financial Services Group Inc.	546,419	15,529
Fifth Third Bancorp	987,717	13,423
HCP Inc.	383,216	12,646
Lincoln National Corp.	394,904	12,124
* Genworth Financial Inc. Class A	638,678	11,713
Unum Group	433,711	10,743
Discover Financial Services	709,614	10,573
Ventas Inc.	204,729	9,720
AvalonBay Communities Inc.	106,456	9,192
KeyCorp	1,148,577	8,901
New York Community Bancorp Inc.	525,575	8,693
Comerica Inc.	227,509	8,654
XL Capital Ltd. Class A	447,262	8,453
Plum Creek Timber Co. Inc.	212,846	8,282
Kimco Realty Corp.	525,205	8,214
ProLogis	618,615	8,166
Regions Financial Corp.	1,009,518	7,925
* SLM Corp.	620,429	7,768
People's United Financial Inc.	489,122	7,650
Health Care REIT Inc.	160,813	7,274
PartnerRe Ltd.	87,670	6,989
Willis Group Holdings PLC	220,069	6,886
Everest Re Group Ltd.	78,937	6,388
Legg Mason Inc.	210,917	6,047
* Arch Capital Group Ltd.	77,428	5,904
Cincinnati Financial Corp.	202,065	5,840
Federal Realty Investment Trust	79,990	5,824
Torchmark Corp.	108,225	5,791
SL Green Realty Corp.	100,954	5,782
Axis Capital Holdings Ltd.	176,933	5,531
Assurant Inc.	152,701	5,250
Marshall & Ilsley Corp.	651,669	5,246

	AMB Property Corp.	191,274	5,210
	Nationwide Health Properties Inc.	146,725	5,157
	Huntington Bancshares Inc.	934,860	5,020
	Reinsurance Group of America Inc. Class A	95,184	4,999
	Liberty Property Trust	147,081	4,992
	WR Berkley Corp.	189,152	4,935
	Macerich Co.	126,702	4,854
	Rayonier Inc.	103,899	4,720
	RenaissanceRe Holdings Ltd.	81,591	4,631
*	Markel Corp.	12,194	4,569
	Assured Guaranty Ltd.	204,881	4,501
	Transatlantic Holdings Inc.	84,085	4,440
	Regency Centers Corp.	115,484	4,327
	Fidelity National Financial Inc. Class A	286,223	4,242
^	Realty Income Corp.	136,373	4,185
*	First Horizon National Corp.	294,442	4,137
	HCC Insurance Holdings Inc.	147,119	4,060
	First American Corp.	118,426	4,008
	Old Republic International Corp.	314,733	3,991
	Cullen/Frost Bankers Inc.	70,550	3,937
	Hospitality Properties Trust	161,362	3,865
	Commerce Bancshares Inc.	92,215	3,794
	Zions Bancorporation	171,724	3,747
	White Mountains Insurance Group Ltd.	10,413	3,697
	Duke Realty Corp.	292,971	3,633
	UDR Inc.	199,604	3,521
*,^ American International Group Inc.		102,851	3,511
	Raymond James Financial Inc.	128,719	3,442
	Digital Realty Trust Inc.	61,717	3,345
	Validus Holdings Ltd.	119,872	3,300
	Weingarten Realty Investors	148,639	3,205
	Federated Investors Inc. Class B	120,422	3,177
	City National Corp.	57,188	3,086
	Associated Banc-Corp	207,757	2,867
	American Financial Group Inc.	98,700	2,808
*	NASDAQ OMX Group Inc.	125,554	2,652
	TCF Financial Corp.	164,906	2,629
	BOK Financial Corp.	35,418	1,857
	Mercury General Corp.	35,771	1,564
	Capitol Federal Financial	29,069	1,089
	TFS Financial Corp.	60,339	805
			419,630
Health Care (4.5%)
	AmerisourceBergen Corp. Class A	376,609	10,892
*	Humana Inc.	222,020	10,384
*	Coventry Health Care Inc.	193,481	4,783
	Omnicare Inc.	156,042	4,414
	Universal Health Services Inc. Class B	119,050	4,178
*	King Pharmaceuticals Inc.	324,656	3,818
*	Vertex Pharmaceuticals Inc.	87,955	3,595
*	Charles River Laboratories International Inc.	86,070	3,383
*	Health Net Inc.	135,751	3,376
*	CareFusion Corp.	122,900	3,248
*	Dendreon Corp.	85,557	3,120
*	Inverness Medical Innovations Inc.	51,676	2,013
*	Endo Pharmaceuticals Holdings Inc.	53,710	1,272

Pharmaceutical Product Development Inc.	48,632	1,155
		59,631
Industrials (9.0%)
Dover Corp.	243,387	11,378
Rockwell Automation Inc.	185,966	10,481
Cooper Industries PLC	218,096	10,455
Textron Inc.	354,429	7,525
Goodrich Corp.	105,671	7,452
Masco Corp.	470,495	7,302
Pitney Bowes Inc.	270,792	6,621
Equifax Inc.	165,336	5,919
RR Donnelley & Sons Co.	268,388	5,730
* URS Corp.	109,710	5,443
Cintas Corp.	179,871	5,053
Avery Dennison Corp.	132,672	4,831
KBR Inc.	209,668	4,646
Pentair Inc.	122,164	4,351
* Owens Corning	150,395	3,826
Harsco Corp.	104,904	3,351
Pall Corp.	76,358	3,092
Manpower Inc.	51,246	2,927
Ryder System Inc.	73,228	2,838
SPX Corp.	32,192	2,135
* Terex Corp.	49,422	1,122
* Spirit Aerosystems Holdings Inc. Class A	47,939	1,121
* Hertz Global Holdings Inc.	84,206	841
		118,440
Information Technology (8.3%)
* Seagate Technology	650,962	11,887
* Computer Sciences Corp.	199,255	10,857
Xilinx Inc.	361,936	9,229
* SAIC Inc.	519,836	9,201
Microchip Technology Inc.	240,009	6,759
* Avnet Inc.	197,762	5,933
* Flextronics International Ltd.	690,221	5,411
* Arrow Electronics Inc.	156,606	4,719
* Micron Technology Inc.	388,954	4,041
* Citrix Systems Inc.	83,753	3,976
Jabil Circuit Inc.	238,095	3,855
* Lexmark International Inc. Class A	102,150	3,686
Tellabs Inc.	479,184	3,627
* AOL Inc.	140,779	3,559
Total System Services Inc.	218,916	3,428
* LSI Corp.	554,520	3,394
* Ingram Micro Inc.	192,337	3,376
Harris Corp.	60,230	2,860
* IAC/InterActiveCorp	124,553	2,832
Intersil Corp. Class A	160,245	2,365
Molex Inc. Class A	97,025	1,713
Molex Inc.	81,247	1,695
* NCR Corp.	72,859	1,005
		109,408
Materials (8.4%)
Cliffs Natural Resources Inc.	177,536	12,596
Lubrizol Corp.	89,244	8,186
* Owens-Illinois Inc.	220,292	7,829
Vulcan Materials Co.	163,936	7,744

Ball Corp.	116,870	6,239
Allegheny Technologies Inc.	115,392	6,230
Airgas Inc.	96,605	6,146
Eastman Chemical Co.	95,050	6,053
MeadWestvaco Corp.	223,730	5,716
CF Industries Holdings Inc.	60,307	5,499
International Flavors & Fragrances Inc.	103,345	4,926
Sealed Air Corp.	207,855	4,382
Albemarle Corp.	95,914	4,089
Bemis Co. Inc.	141,493	4,064
Sonoco Products Co.	130,793	4,027
Valspar Corp.	125,112	3,688
FMC Corp.	58,312	3,530
Reliance Steel & Aluminum Co.	56,214	2,767
Greif Inc. Class A	31,914	1,753
* Titanium Metals Corp.	99,347	1,648
Steel Dynamics Inc.	88,721	1,550
Commercial Metals Co.	95,627	1,440
		110,102
Telecommunication Services (1.2%)
Windstream Corp.	570,959	6,218
Frontier Communications Corp.	408,000	3,036
Telephone & Data Systems Inc.	65,536	2,218
Telephone & Data Systems Inc. - Special Common Shares	58,658	1,750
* Level 3 Communications Inc.	1,072,458	1,737
* United States Cellular Corp.	24,591	1,018
		15,977
Utilities (11.2%)
Questar Corp.	227,947	9,847
DTE Energy Co.	215,609	9,616
Wisconsin Energy Corp.	152,837	7,552
* NRG Energy Inc.	335,202	7,006
CenterPoint Energy Inc.	484,813	6,962
Northeast Utilities	229,384	6,340
Oneok Inc.	131,012	5,981
SCANA Corp.	152,923	5,748
NiSource Inc.	360,495	5,696
Allegheny Energy Inc.	221,687	5,099
MDU Resources Group Inc.	233,190	5,032
Pinnacle West Capital Corp.	132,417	4,996
Pepco Holdings Inc.	289,718	4,969
American Water Works Co. Inc.	228,282	4,968
NSTAR	139,644	4,946
OGE Energy Corp.	126,549	4,928
Alliant Energy Corp.	144,501	4,806
National Fuel Gas Co.	94,798	4,792
Integrys Energy Group Inc.	99,920	4,734
CMS Energy Corp.	300,216	4,641
DPL Inc.	156,612	4,258
TECO Energy Inc.	265,559	4,220
Energen Corp.	89,139	4,148
NV Energy Inc.	306,931	3,785
UGI Corp.	142,271	3,776
Aqua America Inc.	178,006	3,128
* Mirant Corp.	189,541	2,058
* RRI Energy Inc.	460,791	1,700

* Dynegy Inc. Class A		430,487	542
			146,274
Total Common Stocks (Cost $1,144,812)			1,311,326
			Market
			Value
	Coupon	Shares	($000)
Temporary Cash Investment (0.6%)
Money Market Fund (0.6%)
[1,2] Vanguard Market Liquidity Fund (Cost
$7,892)	0.183%	7,892,071	7,892

Total Investments (100.5%) (Cost $1,152,704)			1,319,218
Other Assets and Liabilities-Net (-0.5%)[2]			(7,208)
Net Assets (100%)			1,312,010

* Non-income-producing security.
^ Part of security position is on loan to broker-dealers. The total value of securities on loan is $3,935,000.
1 Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by Vanguard. Rate shown is the 7-day yield.
2 Includes $4,060,000 of collateral received for securities on loan.
REIT—Real Estate Investment Trust.

A. Security Valuation: Securities are valued as of the close of trading on the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date. Equity securities are valued at the latest quoted sales prices or official closing prices taken from the primary market in which each security trades; such securities not traded on the valuation date are valued at the mean of the latest quoted bid and asked prices. Securities for which market quotations are not readily available, or whose values have been materially affected by events occurring before the fund's pricing time but after the close of the securities’ primary markets, are valued by methods deemed by the board of trustees to represent fair value. Investments in Vanguard Market Liquidity Fund are valued at that fund's net asset value.

B. Various inputs may be used to determine the value of the fund's investments. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

Level 1—Quoted prices in active markets for identical securities.
Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3—Significant unobservable inputs (including the fund's own assumptions used to determine the fair value of investments).

At March 31, 2010, 100% of the fund's investments were valued based on Level 1 inputs.

C. At March 31, 2010, the cost of investment securities for tax purposes was $1,152,704,000. Net unrealized appreciation of investment securities for tax purposes was $166,514,000, consisting of unrealized gains of $200,460,000 on securities that had risen in value since their purchase and $33,946,000 in unrealized losses on securities that had fallen in value since their purchase.

Vanguard Small-Cap Index Fund

Schedule of Investments
As of March 31, 2010

			Market
			Value
		Shares	($000)
Common Stocks (99.5%)[1]
Consumer Discretionary (15.8%)
*,^ Sirius XM Radio Inc.		51,527,941	44,855
*	Liberty Media Corp. - Capital	1,205,265	43,835
	Tupperware Brands Corp.	848,647	40,922
*	Big Lots Inc.	1,103,208	40,179
	Jarden Corp.	1,191,660	39,670
	Phillips-Van Heusen Corp.	689,667	39,559
*	Aeropostale Inc.	1,345,311	38,785
	RadioShack Corp.	1,671,463	37,825
*	J Crew Group Inc.	802,241	36,823
*	Career Education Corp.	1,155,364	36,556
	Gentex Corp.	1,840,161	35,736
*	DreamWorks Animation SKG Inc. Class A	905,501	35,668
*	Hanesbrands Inc.	1,270,339	35,341
	Chico's FAS Inc.	2,374,897	34,246
*	WMS Industries Inc.	783,961	32,879
	Williams-Sonoma Inc.	1,200,058	31,550
*	TRW Automotive Holdings Corp.	1,102,002	31,495
*	Dick's Sporting Goods Inc.	1,194,582	31,191
	Service Corp. International	3,383,121	31,057
*	Panera Bread Co. Class A	402,260	30,769
*	Office Depot Inc.	3,668,110	29,272
*	Warnaco Group Inc.	608,120	29,013
*	Bally Technologies Inc.	696,273	28,227
	Sotheby's	893,184	27,769
*	Tempur-Pedic International Inc.	901,453	27,188
*	Live Nation Entertainment Inc.	1,806,171	26,189
*	Brink's Home Security Holdings Inc.	611,927	26,037
	John Wiley & Sons Inc. Class A	588,354	25,464
	Tractor Supply Co.	434,353	25,214
*	Deckers Outdoor Corp.	171,719	23,697
*	Fossil Inc.	623,695	23,538
*	Carter's Inc.	758,201	22,860
*	Dana Holding Corp.	1,858,927	22,084
	Jones Apparel Group Inc.	1,139,981	21,682
*	Lululemon Athletica Inc.	516,715	21,444
	Polaris Industries Inc.	414,759	21,219
*	Rent-A-Center Inc.	882,523	20,872
*	Eastman Kodak Co.	3,582,776	20,744
	Aaron's Inc.	620,987	20,704
*	Cheesecake Factory Inc.	763,956	20,673
*	Gymboree Corp.	398,735	20,587
*	Dress Barn Inc.	776,356	20,309
*	New York Times Co. Class A	1,822,664	20,286
	Regal Entertainment Group Class A	1,130,611	19,865
*,^ Corinthian Colleges Inc.		1,110,886	19,540
*	Collective Brands Inc.	855,119	19,445
	Wolverine World Wide Inc.	662,265	19,312
	Brunswick Corp.	1,178,703	18,824
*	Tenneco Inc.	793,034	18,755

	Hillenbrand Inc.	826,254	18,169
*	Jack in the Box Inc.	764,838	18,012
*	Valassis Communications Inc.	643,433	17,907
*	Madison Square Garden Inc. Class A	822,880	17,881
	KB Home	1,058,933	17,737
	Dillard's Inc. Class A	746,336	17,614
*	Capella Education Co.	189,553	17,598
	MDC Holdings Inc.	502,014	17,375
*,^ Orient-Express Hotels Ltd. Class A		1,186,886	16,830
*	OfficeMax Inc.	1,019,259	16,736
*	HSN Inc.	565,479	16,648
	Meredith Corp.	482,931	16,618
*	Skechers U.S.A. Inc. Class A	450,066	16,346
*	AnnTaylor Stores Corp.	785,177	16,253
	Interactive Data Corp.	503,878	16,124
	Men's Wearhouse Inc.	662,198	15,853
*	Saks Inc.	1,842,931	15,849
*	ArvinMeritor Inc.	1,163,987	15,539
	Choice Hotels International Inc.	437,416	15,226
*	Jo-Ann Stores Inc.	354,793	14,894
	Pool Corp.	654,090	14,809
*	Iconix Brand Group Inc.	954,043	14,654
	Cooper Tire & Rubber Co.	767,803	14,604
	Thor Industries Inc.	481,520	14,547
	Matthews International Corp. Class A	405,290	14,388
	Regis Corp.	762,906	14,251
	Cracker Barrel Old Country Store Inc.	304,442	14,120
*	Life Time Fitness Inc.	497,713	13,986
*	Childrens Place Retail Stores Inc.	310,653	13,840
^	Buckle Inc.	371,128	13,643
	Cinemark Holdings Inc.	742,672	13,621
*	Vail Resorts Inc.	338,916	13,587
*,^ Coinstar Inc.		415,037	13,489
*	JOS A Bank Clothiers Inc.	244,154	13,343
*,^ Under Armour Inc. Class A		452,968	13,322
*	Scientific Games Corp. Class A	934,715	13,161
	Ryland Group Inc.	585,460	13,138
*	PF Chang's China Bistro Inc.	293,420	12,949
*	Gaylord Entertainment Co.	439,450	12,871
	Bob Evans Farms Inc.	414,486	12,812
*	Morningstar Inc.	259,713	12,490
*	Timberland Co. Class A	557,913	11,906
	Scholastic Corp.	417,744	11,697
^	Barnes & Noble Inc.	537,123	11,613
*	CEC Entertainment Inc.	303,483	11,560
	Finish Line Inc. Class A	706,073	11,523
*	Buffalo Wild Wings Inc.	228,837	11,009
*,^ Talbots Inc.		834,489	10,815
*	American Public Education Inc.	231,158	10,772
*,^ Blue Nile Inc.		194,518	10,702
*	Steven Madden Ltd.	218,105	10,644
	CTC Media Inc.	609,928	10,503
*	99 Cents Only Stores	644,192	10,500
*	Texas Roadhouse Inc. Class A	751,060	10,432
*	Group 1 Automotive Inc.	323,467	10,306
*	CROCS Inc.	1,144,635	10,038
	American Greetings Corp. Class A	480,579	10,015
*	Helen of Troy Ltd.	382,810	9,976

	Unifirst Corp.	193,073	9,943
*	Lions Gate Entertainment Corp.	1,570,487	9,800
*	Hibbett Sports Inc.	382,466	9,783
*	Sally Beauty Holdings Inc.	1,096,116	9,777
*	True Religion Apparel Inc.	321,733	9,768
	National CineMedia Inc.	562,746	9,713
	International Speedway Corp. Class A	373,942	9,636
	Columbia Sportswear Co.	179,999	9,455
	Arbitron Inc.	354,549	9,452
*,^ Cabela's Inc.		538,876	9,425
*	Liz Claiborne Inc.	1,264,907	9,398
*	Genesco Inc.	302,990	9,396
	Monro Muffler Brake Inc.	250,084	8,943
	Brown Shoe Co. Inc.	572,756	8,866
*	Penske Auto Group Inc.	612,052	8,826
*	Ruby Tuesday Inc.	818,804	8,655
*	La-Z-Boy Inc.	686,161	8,604
*	Sonic Corp.	776,003	8,575
*	Meritage Homes Corp.	403,581	8,475
*	Charming Shoppes Inc.	1,543,888	8,430
*	American Axle & Manufacturing Holdings Inc.	836,493	8,348
	Belo Corp. Class A	1,211,206	8,260
*	Steiner Leisure Ltd.	185,219	8,209
*	Quiksilver Inc.	1,711,304	8,094
*	Domino's Pizza Inc.	585,799	7,990
	Cato Corp. Class A	371,601	7,967
*	Ulta Salon Cosmetics & Fragrance Inc.	348,270	7,878
*	DineEquity Inc.	199,165	7,873
	Stage Stores Inc.	509,456	7,841
*	Pinnacle Entertainment Inc.	803,029	7,821
*	Papa John's International Inc.	301,931	7,763
*	Lumber Liquidators Holdings Inc.	290,928	7,759
*	Pier 1 Imports Inc.	1,213,879	7,732
*	Interval Leisure Group Inc.	529,250	7,706
	National Presto Industries Inc.	63,969	7,607
	Callaway Golf Co.	859,173	7,578
*	Boyd Gaming Corp.	745,956	7,370
*	Federal Mogul Corp.	398,489	7,316
*	RCN Corp.	476,182	7,181
	Ethan Allen Interiors Inc.	348,045	7,180
	Harte-Hanks Inc.	552,524	7,105
	PEP Boys-Manny Moe & Jack	697,214	7,007
*	Modine Manufacturing Co.	618,667	6,954
*	Peet's Coffee & Tea Inc.	173,875	6,894
	CKE Restaurants Inc.	617,502	6,836
^	PetMed Express Inc.	304,110	6,742
	Stewart Enterprises Inc. Class A	1,071,767	6,699
^	NutriSystem Inc.	370,678	6,602
*	Maidenform Brands Inc.	300,837	6,573
*	hhgregg Inc.	255,733	6,455
*	Citi Trends Inc.	196,645	6,379
*	Standard Pacific Corp.	1,400,270	6,329
	Ameristar Casinos Inc.	345,922	6,303
*	Steak N Shake Co.	16,315	6,220
*	Shutterfly Inc.	256,772	6,186
*	Universal Technical Institute Inc.	269,345	6,146
*	Lincoln Educational Services Corp.	242,902	6,145
*	Bridgepoint Education Inc.	249,580	6,135

*	Drew Industries Inc.	278,140	6,125
	Fred's Inc. Class A	506,859	6,072
*,^ Fuel Systems Solutions Inc.		187,539	5,994
*	Sonic Automotive Inc. Class A	534,797	5,883
*	Wet Seal Inc. Class A	1,233,996	5,874
*	Shuffle Master Inc.	715,081	5,857
*	BJ's Restaurants Inc.	249,752	5,819
*	Exide Technologies	1,010,197	5,809
*	Zumiez Inc.	281,854	5,775
*	Asbury Automotive Group Inc.	430,146	5,721
*	Winnebago Industries	388,763	5,680
*	Grand Canyon Education Inc.	212,965	5,567
*	Knology Inc.	410,096	5,512
*	Coldwater Creek Inc.	791,919	5,496
	World Wrestling Entertainment Inc. Class A	307,191	5,314
*	K12 Inc.	237,016	5,264
*	California Pizza Kitchen Inc.	306,246	5,142
*	Red Robin Gourmet Burgers Inc.	207,741	5,077
*	DSW Inc. Class A	197,635	5,046
*	Denny's Corp.	1,293,285	4,966
*	Ascent Media Corp. Class A	179,105	4,881
	Superior Industries International Inc.	303,431	4,879
*	Jakks Pacific Inc.	372,015	4,855
	Churchill Downs Inc.	128,180	4,807
*	Pacific Sunwear Of California	884,417	4,696
*	Volcom Inc.	228,398	4,458
*	Warner Music Group Corp.	619,838	4,283
*	RC2 Corp.	285,350	4,272
	Big 5 Sporting Goods Corp.	272,200	4,143
*	Universal Electronics Inc.	182,358	4,074
*	Core-Mark Holding Co. Inc.	125,694	3,847
*	HOT Topic Inc.	591,462	3,844
	Christopher & Banks Corp.	480,558	3,844
	Haverty Furniture Cos. Inc.	233,450	3,810
	Oxford Industries Inc.	187,381	3,809
*	iRobot Corp.	250,369	3,796
*	K-Swiss Inc. Class A	360,406	3,770
*	Retail Ventures Inc.	390,828	3,717
*	AFC Enterprises Inc.	340,540	3,654
	Marcus Corp.	280,354	3,642
*	Beazer Homes USA Inc.	793,036	3,600
*	Pre-Paid Legal Services Inc.	95,084	3,599
*	Orbitz Worldwide Inc.	502,619	3,574
*,^ Overstock.com Inc.		213,718	3,473
*	M/I Homes Inc.	234,782	3,440
*	CKX Inc.	559,191	3,428
*	EW Scripps Co. Class A	397,131	3,356
*	Furniture Brands International Inc.	520,944	3,350
*	Dolan Media Co.	301,561	3,278
*	Mediacom Communications Corp. Class A	539,815	3,212
*	America's Car-Mart Inc.	133,033	3,209
*	Sinclair Broadcast Group Inc. Class A	629,964	3,200
*	Dorman Products Inc.	165,579	3,144
*,^ Hovnanian Enterprises Inc. Class A		712,533	3,100
*	Stein Mart Inc.	341,899	3,087
	Bebe Stores Inc.	346,617	3,085
*	Krispy Kreme Doughnuts Inc.	767,185	3,084
	Speedway Motorsports Inc.	197,309	3,080

^	Sturm Ruger & Co. Inc.	255,378	3,062
*	Leapfrog Enterprises Inc.	466,452	3,055
*,^ Landry's Restaurants Inc.		151,270	2,711
*	Smith & Wesson Holding Corp.	712,564	2,693
*	Movado Group Inc.	237,285	2,677
	Blyth Inc.	82,999	2,594
*	Wonder Auto Technology Inc.	242,541	2,566
	Ambassadors Group Inc.	226,965	2,508
*,^ Fuqi International Inc.		220,691	2,406
*	Journal Communications Inc. Class A	558,196	2,344
	Spartan Motors Inc.	416,722	2,334
	Weyco Group Inc.	98,756	2,323
*	Morgans Hotel Group Co.	355,346	2,278
*	Unifi Inc.	624,567	2,273
	Courier Corp.	136,480	2,253
*	LIN TV Corp. Class A	381,584	2,194
*	Sealy Corp.	612,471	2,144
	Systemax Inc.	97,610	2,122
	CSS Industries Inc.	102,673	2,064
*	Martha Stewart Living Omnimedia Class A	354,585	1,979
*	Isle of Capri Casinos Inc.	238,639	1,857
	Gaiam Inc. Class A	211,162	1,753
*	New York & Co. Inc.	355,110	1,701
*	Kenneth Cole Productions Inc. Class A	128,687	1,648
*	Build-A-Bear Workshop Inc.	215,675	1,536
*	Borders Group Inc.	801,572	1,379
*	Fisher Communications Inc.	93,430	1,317
*	American Apparel Inc.	426,207	1,291
*,^ Brookfield Homes Corp.		142,028	1,241
*	Outdoor Channel Holdings Inc.	187,627	1,236
*	Zale Corp.	423,529	1,160
*	Monarch Casino & Resort Inc.	128,323	1,096
*,^ Conn's Inc.		135,687	1,062
*	1-800-Flowers.com Inc. Class A	357,005	896
*,^ Raser Technologies Inc.		894,350	894
*	Marine Products Corp.	147,445	885
	Dover Downs Gaming & Entertainment Inc.	194,252	769
*,^ Jackson Hewitt Tax Service Inc.		381,199	762
*,^ Blockbuster Inc. Class A		1,390,092	351
*	Blockbuster Inc. Class B	977,498	186
*	Krispy Kreme Doughnuts Inc. Warrants Exp. 03/02/2012	7,748	—
			2,980,675
Consumer Staples (3.5%)
*	Green Mountain Coffee Roasters Inc.	466,341	45,151
	Del Monte Foods Co.	2,640,967	38,558
	Herbalife Ltd.	813,229	37,506
*	NBTY Inc.	743,634	35,680
	Corn Products International Inc.	999,542	34,644
*	Central European Distribution Corp.	868,982	30,423
*	BJ's Wholesale Club Inc.	740,995	27,409
	Casey's General Stores Inc.	679,262	21,329
*	TreeHouse Foods Inc.	458,656	20,121
	Nu Skin Enterprises Inc. Class A	670,396	19,509
	Ruddick Corp.	551,620	17,453
	Universal Corp.	329,561	17,365
	Lancaster Colony Corp.	263,473	15,534
*	United Natural Foods Inc.	548,753	15,436

	Sanderson Farms Inc.	260,610	13,971
*	Rite Aid Corp.	8,305,143	12,458
*	Fresh Del Monte Produce Inc.	594,786	12,044
	Diamond Foods Inc.	282,367	11,871
*	American Italian Pasta Co.	281,322	10,935
*	Darling International Inc.	1,097,732	9,836
^	Vector Group Ltd.	619,175	9,554
*	Chiquita Brands International Inc.	598,083	9,408
*	Winn-Dixie Stores Inc.	732,298	9,146
*	Hain Celestial Group Inc.	517,502	8,979
	J&J Snack Foods Corp.	197,228	8,573
*	Heckmann Corp.	1,380,374	8,006
	Tootsie Roll Industries Inc.	295,981	8,000
	Lance Inc.	342,882	7,931
	Andersons Inc.	232,302	7,777
	WD-40 Co.	210,347	6,906
*	Boston Beer Co. Inc. Class A	128,809	6,732
	B&G Foods Inc. Class A	631,202	6,615
	Weis Markets Inc.	161,970	5,889
*	Elizabeth Arden Inc.	327,171	5,889
	Cal-Maine Foods Inc.	171,758	5,821
	Nash Finch Co.	171,649	5,776
*	Alliance One International Inc.	1,130,941	5,756
*	Central Garden and Pet Co. Class A	607,227	5,562
*	Smart Balance Inc.	792,848	5,138
*	Zhongpin Inc.	367,025	4,661
	Pricesmart Inc.	198,142	4,607
*	Prestige Brands Holdings Inc.	500,645	4,506
	Spartan Stores Inc.	298,516	4,305
*	Pantry Inc.	300,164	3,749
	Coca-Cola Bottling Co. Consolidated	62,279	3,653
*,^ Great Atlantic & Pacific Tea Co.		468,124	3,591
*,^ American Oriental Bioengineering Inc.		836,539	3,413
	Inter Parfums Inc.	201,660	2,989
*,^ American Dairy Inc.		145,307	2,783
*	China-Biotics Inc.	148,915	2,667
	Calavo Growers Inc.	145,508	2,654
*	USANA Health Sciences Inc.	82,467	2,590
*	Revlon Inc. Class A	162,360	2,411
*	Central Garden and Pet Co.	239,422	2,363
	Ingles Markets Inc. Class A	155,239	2,333
*,^ China Sky One Medical Inc.		143,766	2,259
	Village Super Market Inc. Class A	69,475	1,947
	Farmer Bros Co.	97,254	1,823
	Arden Group Inc.	16,737	1,779
*,^ AgFeed Industries Inc.		393,240	1,726
	National Beverage Corp.	153,757	1,710
	Alico Inc.	48,958	1,236
*	Susser Holdings Corp.	114,038	964
			651,410
Energy (5.6%)
*	Whiting Petroleum Corp.	678,960	54,887
	Core Laboratories NV	291,498	38,128
	Southern Union Co.	1,491,007	37,827
*	Atlas Energy Inc.	991,074	30,842
*	Oil States International Inc.	664,544	30,130
	St. Mary Land & Exploration Co.	835,464	29,083

*	Atwood Oceanics Inc.	772,168	26,740
*	Dril-Quip Inc.	421,603	25,650
*	Unit Corp.	603,080	25,498
*	Patriot Coal Corp.	1,145,544	23,438
*	Superior Energy Services Inc.	1,044,353	21,952
*	Brigham Exploration Co.	1,321,783	21,082
*	SEACOR Holdings Inc.	256,985	20,728
*	Mariner Energy Inc.	1,358,705	20,340
	World Fuel Services Corp.	753,578	20,075
*	Comstock Resources Inc.	622,809	19,805
*	Exterran Holdings Inc.	792,876	19,164
	Frontier Oil Corp.	1,397,137	18,861
	Berry Petroleum Co. Class A	646,688	18,211
*	Helix Energy Solutions Group Inc.	1,323,931	17,251
*	Bristow Group Inc.	455,431	17,183
*	Arena Resources Inc.	513,337	17,145
*	Gran Tierra Energy Inc.	2,886,643	17,031
*	Bill Barrett Corp.	546,816	16,793
*	Rosetta Resources Inc.	699,597	16,476
	CARBO Ceramics Inc.	261,884	16,326
	Holly Corp.	570,540	15,924
*	Key Energy Services Inc.	1,655,805	15,813
	Lufkin Industries Inc.	198,632	15,722
*	Swift Energy Co.	500,213	15,377
	Overseas Shipholding Group Inc.	385,912	15,139
*	McMoRan Exploration Co.	1,034,562	15,136
	Penn Virginia Corp.	606,372	14,856
*	Tetra Technologies Inc.	1,007,783	12,315
*	Energy XXI Bermuda Ltd.	667,632	11,957
*,^ ATP Oil & Gas Corp.		608,298	11,442
*,^ Clean Energy Fuels Corp.		439,028	10,001
*	Stone Energy Corp.	545,995	9,691
*	Enbridge Energy Management LLC	185,860	9,488
*	Complete Production Services Inc.	800,485	9,246
*	Cal Dive International Inc.	1,242,685	9,109
*	Global Industries Ltd.	1,369,419	8,792
*	USEC Inc.	1,504,512	8,681
*	Contango Oil & Gas Co.	169,288	8,659
*	Carrizo Oil & Gas Inc.	373,934	8,582
*,^ BPZ Resources Inc.		1,153,165	8,476
*	Gulfmark Offshore Inc.	311,517	8,271
*	International Coal Group Inc.	1,751,839	8,006
*	Northern Oil and Gas Inc.	492,574	7,807
*	Parker Drilling Co.	1,552,175	7,652
*	ION Geophysical Corp.	1,505,065	7,405
*	Hercules Offshore Inc.	1,531,919	6,603
*	Willbros Group Inc.	529,811	6,363
*	Newpark Resources Inc.	1,184,258	6,217
*	Petroleum Development Corp.	256,158	5,935
*	James River Coal Co.	367,451	5,843
*	Hornbeck Offshore Services Inc.	313,031	5,813
*	Pioneer Drilling Co.	722,159	5,084
*,^ Goodrich Petroleum Corp.		324,145	5,070
*	Tesco Corp.	426,515	4,977
*	Rex Energy Corp.	427,345	4,867
	General Maritime Corp.	657,790	4,730
*	Crosstex Energy Inc.	527,630	4,585
	RPC Inc.	393,325	4,378

*	T-3 Energy Services Inc.	172,705	4,242
*	Gulfport Energy Corp.	369,141	4,149
*	Superior Well Services Inc.	306,348	4,099
*	Venoco Inc.	316,224	4,057
*	CVR Energy Inc.	460,453	4,029
*,^ Western Refining Inc.		710,870	3,910
	W&T Offshore Inc.	457,175	3,840
*	Petroquest Energy Inc.	752,368	3,784
*	Matrix Service Co.	348,348	3,748
	Gulf Island Fabrication Inc.	171,738	3,735
	Vaalco Energy Inc.	755,499	3,732
*	Clayton Williams Energy Inc.	105,731	3,699
*	PHI Inc.	165,909	3,514
*,^ Delta Petroleum Corp.		2,393,511	3,375
*	Harvest Natural Resources Inc.	443,633	3,341
*,^ GMX Resources Inc.		397,402	3,267
*	Dawson Geophysical Co.	104,512	3,056
*	OYO Geospace Corp.	63,821	3,051
*	Seahawk Drilling Inc.	155,046	2,923
*	Allis-Chalmers Energy Inc.	812,329	2,876
*	Gastar Exploration Ltd.	569,412	2,767
*	Oilsands Quest Inc.	3,722,958	2,752
*,^ Uranium Energy Corp.		722,883	2,328
*	Basic Energy Services Inc.	297,843	2,296
*	Warren Resources Inc.	889,740	2,242
*	Cheniere Energy Inc.	711,209	2,198
*	Endeavour International Corp.	1,479,947	1,880
*	Bronco Drilling Co. Inc.	347,619	1,634
*	Approach Resources Inc.	165,441	1,502
	Delek US Holdings Inc.	178,344	1,298
	Alon USA Energy Inc.	126,524	917
*,^ Sulphco Inc.		890,852	258
			1,059,157
Financials (20.4%)
*	MSCI Inc. Class A	1,381,845	49,885
*	AmeriCredit Corp.	1,781,282	42,323
*	E*Trade Financial Corp.	24,911,351	41,104
	Waddell & Reed Financial Inc.	1,139,419	41,065
	Jones Lang LaSalle Inc.	558,661	40,721
	Alexandria Real Estate Equities Inc.	589,882	39,876
	Senior Housing Properties Trust	1,700,812	37,673
	Mack-Cali Realty Corp.	1,050,125	37,017
	First Niagara Financial Group Inc.	2,512,919	35,734
	Camden Property Trust	856,894	35,672
	Essex Property Trust Inc.	388,997	34,990
	Developers Diversified Realty Corp.	2,769,721	33,707
	Arthur J Gallagher & Co.	1,360,694	33,405
	Chimera Investment Corp.	8,502,920	33,076
	Aspen Insurance Holdings Ltd.	1,110,299	32,021
	StanCorp Financial Group Inc.	656,573	31,273
	Corporate Office Properties Trust SBI	777,756	31,211
	Washington Federal Inc.	1,499,111	30,462
	Highwoods Properties Inc.	949,578	30,130
	Apollo Investment Corp.	2,347,176	29,880
	Hanover Insurance Group Inc.	668,400	29,149
	Valley National Bancorp	1,875,308	28,823
	Bank of Hawaii Corp.	640,089	28,772

Apartment Investment & Management Co.	1,562,144	28,759
Taubman Centers Inc.	713,198	28,471
MFA Financial Inc.	3,743,468	27,552
HRPT Properties Trust	3,389,081	26,367
Ares Capital Corp.	1,749,266	25,959
BRE Properties Inc.	725,511	25,937
* SVB Financial Group	543,792	25,373
Allied World Assurance Co. Holdings Ltd.	563,112	25,256
National Retail Properties Inc.	1,100,789	25,131
Protective Life Corp.	1,142,495	25,123
Popular Inc.	8,537,966	24,845
FirstMerit Corp.	1,146,813	24,737
Platinum Underwriters Holdings Ltd.	665,669	24,683
Washington Real Estate Investment Trust	797,992	24,379
* ProAssurance Corp.	411,168	24,070
Fulton Financial Corp.	2,354,679	23,994
CBL & Associates Properties Inc.	1,748,595	23,956
Endurance Specialty Holdings Ltd.	642,317	23,862
Tanger Factory Outlet Centers	537,826	23,213
* Forest City Enterprises Inc. Class A	1,607,327	23,162
Entertainment Properties Trust	560,979	23,073
* Alleghany Corp.	78,683	22,881
Prosperity Bancshares Inc.	557,469	22,856
Omega Healthcare Investors Inc.	1,172,241	22,847
Westamerica Bancorporation	389,889	22,477
BioMed Realty Trust Inc.	1,311,959	21,700
LaSalle Hotel Properties	921,114	21,462
BancorpSouth Inc.	1,002,610	21,015
Home Properties Inc.	447,950	20,964
Brandywine Realty Trust	1,716,636	20,960
Equity Lifestyle Properties Inc.	385,242	20,757
Iberiabank Corp.	344,981	20,702
* Signature Bank	541,916	20,078
Douglas Emmett Inc.	1,298,258	19,954
Mid-America Apartment Communities Inc.	385,274	19,953
* Stifel Financial Corp.	364,035	19,567
Wilmington Trust Corp.	1,180,021	19,553
Trustmark Corp.	797,584	19,485
* Conseco Inc.	3,123,399	19,428
CapitalSource Inc.	3,450,300	19,287
American Campus Communities Inc.	696,913	19,277
Zenith National Insurance Corp.	498,839	19,116
American Capital Ltd.	3,751,787	19,059
Synovus Financial Corp.	5,771,512	18,988
Unitrin Inc.	665,998	18,681
Potlatch Corp.	531,318	18,617
Healthcare Realty Trust Inc.	793,058	18,470
* Knight Capital Group Inc. Class A	1,181,461	18,017
Montpelier Re Holdings Ltd.	1,062,943	17,868
Kilroy Realty Corp.	576,506	17,779
Whitney Holding Corp.	1,288,482	17,768
Erie Indemnity Co. Class A	410,503	17,705
Radian Group Inc.	1,105,832	17,295
* PHH Corp.	731,408	17,239
Northwest Bancshares Inc.	1,461,085	17,153
East West Bancorp Inc.	980,430	17,079
Umpqua Holdings Corp.	1,259,907	16,706
DiamondRock Hospitality Co.	1,632,113	16,501

	Hancock Holding Co.	393,632	16,458
	UMB Financial Corp.	404,522	16,424
	Susquehanna Bancshares Inc.	1,656,253	16,248
	Delphi Financial Group Inc.	643,450	16,189
	NewAlliance Bancshares Inc.	1,275,135	16,092
	Astoria Financial Corp.	1,102,024	15,979
	Webster Financial Corp.	903,227	15,797
	International Bancshares Corp.	683,757	15,720
*,^ Federal National Mortgage Assn.		14,852,269	15,595
*,^ MGIC Investment Corp.		1,420,650	15,585
	Cash America International Inc.	391,151	15,443
	Redwood Trust Inc.	985,901	15,203
	Wintrust Financial Corp.	402,282	14,969
	Max Capital Group Ltd.	646,778	14,869
*	Sunstone Hotel Investors Inc.	1,312,044	14,656
	DCT Industrial Trust Inc.	2,769,555	14,485
	MB Financial Inc.	641,408	14,451
^	United Bankshares Inc.	551,111	14,450
	Glacier Bancorp Inc.	942,788	14,359
	Post Properties Inc.	647,347	14,255
	RLI Corp.	245,641	14,006
	PS Business Parks Inc.	260,717	13,922
*	MBIA Inc.	2,220,207	13,921
	Extra Space Storage Inc.	1,096,963	13,909
	Old National Bancorp	1,163,411	13,903
	Franklin Street Properties Corp.	958,065	13,825
	First Financial Bancorp	762,226	13,560
	Argo Group International Holdings Ltd.	413,889	13,489
	EastGroup Properties Inc.	348,800	13,164
	First Midwest Bancorp Inc.	952,506	12,906
	Sovran Self Storage Inc.	360,269	12,559
	Tower Group Inc.	563,773	12,499
	Hatteras Financial Corp.	483,699	12,465
	FNB Corp.	1,522,931	12,351
*	Portfolio Recovery Associates Inc.	223,905	12,286
	American National Insurance Co.	107,564	12,213
	National Health Investors Inc.	313,456	12,150
	DuPont Fabros Technology Inc.	560,611	12,104
*	Allied Capital Corp.	2,396,812	11,912
	Capstead Mortgage Corp.	991,481	11,858
	Selective Insurance Group	708,256	11,757
	First Citizens BancShares Inc. Class A	58,491	11,626
	First Financial Bankshares Inc.	222,574	11,474
	Cathay General Bancorp	971,316	11,316
^	CVB Financial Corp.	1,135,419	11,275
*	KBW Inc.	418,947	11,270
	Medical Properties Trust Inc.	1,069,721	11,211
*	MF Global Holdings Ltd.	1,379,702	11,134
	PrivateBancorp Inc. Class A	809,873	11,095
*	Ocwen Financial Corp.	1,000,418	11,095
*,^ Federal Home Loan Mortgage Corp.		8,661,806	11,000
	National Penn Bancshares Inc.	1,593,422	10,995
	Colonial Properties Trust	840,966	10,832
*	Ezcorp Inc. Class A	520,181	10,716
*	Piper Jaffray Cos.	260,797	10,510
	NBT Bancorp Inc.	458,201	10,470
	Equity One Inc.	552,188	10,431
^	Prospect Capital Corp.	854,638	10,384

Anworth Mortgage Asset Corp.	1,514,945	10,211
* Pico Holdings Inc.	270,752	10,069
Cousins Properties Inc.	1,209,733	10,053
Community Bank System Inc.	437,236	9,960
* Investment Technology Group Inc.	581,978	9,713
PacWest Bancorp	421,715	9,624
Lexington Realty Trust	1,477,597	9,619
Park National Corp.	152,525	9,504
* Riskmetrics Group Inc.	419,527	9,486
* optionsXpress Holdings Inc.	577,995	9,416
Inland Real Estate Corp.	1,015,235	9,289
* Investors Bancorp Inc.	688,442	9,087
Acadia Realty Trust	505,096	9,021
* Interactive Brokers Group Inc.	550,494	8,890
Hersha Hospitality Trust	1,687,074	8,739
Employers Holdings Inc.	587,987	8,732
* Texas Capital Bancshares Inc.	454,467	8,630
Provident Financial Services Inc.	724,618	8,623
Investors Real Estate Trust	955,659	8,620
* Forestar Group Inc.	455,911	8,608
Brookline Bancorp Inc.	788,697	8,392
Infinity Property & Casualty Corp.	181,094	8,229
* Alexander's Inc.	27,292	8,164
U-Store-It Trust	1,116,607	8,040
Horace Mann Educators Corp.	523,532	7,884
American Equity Investment Life Holding Co.	740,065	7,882
* National Financial Partners Corp.	552,569	7,791
* Dollar Financial Corp.	321,665	7,739
Columbia Banking System Inc.	375,523	7,627
* Navigators Group Inc.	193,088	7,594
LTC Properties Inc.	279,329	7,559
Government Properties Income Trust	289,807	7,538
* Enstar Group Ltd.	108,880	7,530
BlackRock Kelso Capital Corp.	755,248	7,522
American Capital Agency Corp.	292,593	7,490
Saul Centers Inc.	180,735	7,482
* Greenlight Capital Re Ltd. Class A	280,341	7,479
City Holding Co.	212,579	7,289
First Potomac Realty Trust	482,555	7,253
Nelnet Inc. Class A	382,264	7,095
^ Pennsylvania Real Estate Investment Trust	566,738	7,067
* Hilltop Holdings Inc.	601,303	7,065
* World Acceptance Corp.	195,451	7,052
Sterling Bancshares Inc.	1,260,739	7,035
Fifth Street Finance Corp.	600,239	6,969
* First Cash Financial Services Inc.	319,190	6,885
First Commonwealth Financial Corp.	1,019,831	6,843
Home Bancshares Inc.	257,456	6,807
Chemical Financial Corp.	286,437	6,766
S&T Bancorp Inc.	314,761	6,578
Safety Insurance Group Inc.	170,531	6,424
Boston Private Financial Holdings Inc.	871,555	6,423
Bank of the Ozarks Inc.	180,101	6,338
* Pinnacle Financial Partners Inc.	418,946	6,330
MarketAxess Holdings Inc.	402,172	6,326
SCBT Financial Corp.	170,365	6,310
Trustco Bank Corp.	1,021,113	6,300
Harleysville Group Inc.	184,018	6,212

	Independent Bank Corp.	251,867	6,211
*	First Industrial Realty Trust Inc.	779,840	6,052
	Sun Communities Inc.	237,588	5,987
*	Credit Acceptance Corp.	145,091	5,984
	Compass Diversified Holdings	391,533	5,975
*,^ iStar Financial Inc.		1,298,400	5,960
	National Western Life Insurance Co. Class A	32,081	5,914
	Evercore Partners Inc. Class A	195,037	5,851
	Getty Realty Corp.	248,286	5,810
	Cedar Shopping Centers Inc.	728,428	5,762
	Oriental Financial Group Inc.	425,485	5,744
	Meadowbrook Insurance Group Inc.	723,375	5,715
	Flagstone Reinsurance Holdings Ltd.	497,310	5,699
	Cohen & Steers Inc.	225,179	5,620
	GFI Group Inc.	949,564	5,488
	Walter Investment Management Corp.	341,261	5,460
	Parkway Properties Inc.	289,517	5,437
	United Fire & Casualty Co.	301,520	5,424
	OneBeacon Insurance Group Ltd. Class A	312,599	5,392
*	PMI Group Inc.	990,484	5,368
	Universal Health Realty Income Trust	150,818	5,330
*	United Community Banks Inc.	1,188,952	5,243
	Simmons First National Corp. Class A	189,687	5,230
	Maiden Holdings Ltd.	703,031	5,195
*	Tejon Ranch Co.	170,169	5,194
*,^ GLG Partners Inc.		1,666,140	5,115
*	Ashford Hospitality Trust Inc.	702,886	5,040
	Hercules Technology Growth Capital Inc.	475,737	5,038
	Amtrust Financial Services Inc.	355,627	4,961
	WesBanco Inc.	302,352	4,916
*	FelCor Lodging Trust Inc.	862,415	4,916
	FBL Financial Group Inc. Class A	195,057	4,775
	Flushing Financial Corp.	374,782	4,745
	Community Trust Bancorp Inc.	172,377	4,670
	Glimcher Realty Trust	916,264	4,645
	Sandy Spring Bancorp Inc.	308,907	4,634
	Ramco-Gershenson Properties Trust	411,445	4,633
	Provident New York Bancorp	473,808	4,492
	Duff & Phelps Corp. Class A	264,451	4,427
*	Western Alliance Bancorp	771,405	4,389
	SWS Group Inc.	379,929	4,381
	Education Realty Trust Inc.	755,814	4,338
*	Altisource Portfolio Solutions SA	192,847	4,320
	Renasant Corp.	266,489	4,312
*	Strategic Hotels & Resorts Inc.	1,002,852	4,262
*	CNA Surety Corp.	236,954	4,215
*	United America Indemnity Ltd. Class A	439,005	4,201
*	Nara Bancorp Inc.	479,265	4,198
*	Cardtronics Inc.	332,786	4,183
*	eHealth Inc.	265,165	4,176
*	Beneficial Mutual Bancorp Inc.	436,963	4,142
*	AMERISAFE Inc.	252,400	4,132
	StellarOne Corp.	304,392	4,070
*	Citizens Inc.	586,530	4,053
	Dime Community Bancshares	320,356	4,046
	NorthStar Realty Finance Corp.	947,187	3,988
	Kite Realty Group Trust	838,439	3,966
	MVC Capital Inc.	291,684	3,958

American Physicians Capital Inc.	123,818	3,956
Suffolk Bancorp	128,320	3,941
Cardinal Financial Corp.	362,871	3,875
BGC Partners Inc. Class A	630,885	3,855
Danvers Bancorp Inc.	278,239	3,848
Northfield Bancorp Inc.	265,450	3,844
Bank Mutual Corp.	590,510	3,838
Lakeland Financial Corp.	200,993	3,829
CapLease Inc.	687,891	3,818
State Auto Financial Corp.	212,302	3,811
First Financial Corp.	131,177	3,799
^ TowneBank	272,073	3,798
Arrow Financial Corp.	140,279	3,772
Calamos Asset Management Inc. Class A	261,774	3,754
* Phoenix Cos. Inc.	1,541,388	3,730
Univest Corp. of Pennsylvania	197,606	3,693
* FPIC Insurance Group Inc.	135,537	3,674
Southside Bancshares Inc.	169,506	3,656
Harleysville National Corp.	544,716	3,650
Tompkins Financial Corp.	99,921	3,645
Washington Trust Bancorp Inc.	192,369	3,586
Trico Bancshares	178,541	3,553
Union First Market Bankshares Corp.	232,561	3,512
SY Bancorp Inc.	154,023	3,504
* FBR Capital Markets Corp.	762,818	3,471
Bancfirst Corp.	81,734	3,425
1st Source Corp.	193,853	3,402
Berkshire Hills Bancorp Inc.	185,398	3,398
Westfield Financial Inc.	366,447	3,368
Oppenheimer Holdings Inc. Class A	130,561	3,331
* Broadpoint Gleacher Securities Inc.	817,998	3,272
Sterling Bancorp	323,333	3,249
First Financial Holdings Inc.	212,425	3,199
SeaBright Insurance Holdings Inc.	289,689	3,189
Capital Southwest Corp.	34,944	3,176
Stewart Information Services Corp.	229,352	3,165
GAMCO Investors Inc.	68,546	3,119
Camden National Corp.	97,086	3,117
* TradeStation Group Inc.	443,150	3,106
Cypress Sharpridge Investments Inc.	231,161	3,093
WSFS Financial Corp.	75,729	2,953
Presidential Life Corp.	295,312	2,944
Kearny Financial Corp.	276,207	2,881
Advance America Cash Advance Centers Inc.	494,758	2,879
First Busey Corp.	642,870	2,841
Wilshire Bancorp Inc.	255,830	2,822
Westwood Holdings Group Inc.	76,219	2,805
* International Assets Holding Corp.	185,755	2,781
Urstadt Biddle Properties Inc. Class A	173,574	2,744
First Bancorp	200,795	2,715
United Financial Bancorp Inc.	192,738	2,694
First Community Bancshares Inc.	212,592	2,630
CoBiz Financial Inc.	418,062	2,605
Great Southern Bancorp Inc.	115,903	2,601
Lakeland Bancorp Inc.	287,806	2,547
Republic Bancorp Inc. Class A	135,093	2,545
First Mercury Financial Corp.	195,282	2,545
^ First BanCorp	1,055,418	2,544

	Baldwin & Lyons Inc.	104,807	2,525
*	NewStar Financial Inc.	391,440	2,497
*	Avatar Holdings Inc.	113,864	2,475
	NGP Capital Resources Co.	289,751	2,469
	Heartland Financial USA Inc.	153,092	2,445
	ViewPoint Financial Group	150,454	2,439
*	First Marblehead Corp.	857,350	2,435
	Oritani Financial Corp.	149,061	2,395
	BankFinancial Corp.	258,579	2,371
	Donegal Group Inc. Class A	159,668	2,317
	Consolidated-Tomoka Land Co.	72,915	2,298
*	LaBranche & Co. Inc.	436,770	2,297
^	Life Partners Holdings Inc.	99,603	2,208
	Winthrop Realty Trust	181,464	2,185
	ESSA Bancorp Inc.	171,806	2,154
*,^ Ambac Financial Group Inc.		3,837,104	2,136
	Abington Bancorp Inc.	258,728	2,044
	Citizens & Northern Corp.	157,389	1,975
	South Financial Group Inc.	2,855,374	1,974
	Kansas City Life Insurance Co.	61,704	1,949
	Capital City Bank Group Inc.	135,884	1,936
	Student Loan Corp.	53,781	1,911
	First Merchants Corp.	273,012	1,900
	National Interstate Corp.	90,571	1,876
*	Penson Worldwide Inc.	186,205	1,875
	EMC Insurance Group Inc.	78,812	1,775
	MainSource Financial Group Inc.	255,548	1,720
*	RAIT Financial Trust	820,412	1,624
*	Gramercy Capital Corp.	563,490	1,572
	Southwest Bancorp Inc.	185,530	1,534
	First Financial Northwest Inc.	221,955	1,516
	Ames National Corp.	75,000	1,504
	Rockville Financial Inc.	116,062	1,415
*	Meridian Interstate Bancorp Inc.	133,076	1,384
	Roma Financial Corp.	102,057	1,280
*	Asset Acceptance Capital Corp.	201,376	1,271
*	Grubb & Ellis Co.	533,281	1,173
	Universal Insurance Holdings Inc.	229,404	1,161
	Clifton Savings Bancorp Inc.	124,386	1,153
^	CompuCredit Holdings Corp.	221,313	1,142
	NASB Financial Inc.	41,617	962
*	Sun Bancorp Inc.	213,604	842
	Urstadt Biddle Properties Inc.	57,942	824
*	Crawford & Co. Class B	180,487	735
*	Crawford & Co. Class A	199,744	603
	Teton Advisors Inc. Class B	910	2
	CSF Holdings Inc. Contingent Litigation Rights	29,125	—
			3,837,895
Health Care (11.7%)
*	OSI Pharmaceuticals Inc.	775,098	46,157
*	Valeant Pharmaceuticals International	1,031,583	44,265
	PerkinElmer Inc.	1,559,853	37,280
*	Tenet Healthcare Corp.	6,423,329	36,741
*	Mednax Inc.	621,436	36,161
*	United Therapeutics Corp.	647,090	35,803
	Teleflex Inc.	530,490	33,988
*	VCA Antech Inc.	1,141,184	31,987

*	BioMarin Pharmaceutical Inc.	1,344,977	31,432
*	InterMune Inc.	644,946	28,745
*	Health Management Associates Inc. Class A	3,318,100	28,536
*	Salix Pharmaceuticals Ltd.	732,166	27,273
	STERIS Corp.	783,960	26,388
*	Bio-Rad Laboratories Inc. Class A	253,767	26,270
	Owens & Minor Inc.	558,918	25,928
*	LifePoint Hospitals Inc.	695,178	25,569
*	Thoratec Corp.	759,230	25,396
*	Onyx Pharmaceuticals Inc.	829,533	25,118
	Cooper Cos. Inc.	603,198	23,452
*	Healthsouth Corp.	1,246,446	23,309
*	NuVasive Inc.	510,242	23,063
*	AMERIGROUP Corp.	682,121	22,674
*	Regeneron Pharmaceuticals Inc.	835,681	22,137
	Hill-Rom Holdings Inc.	794,818	21,627
*	Psychiatric Solutions Inc.	713,422	21,260
*	Emergency Medical Services Corp. Class A	372,798	21,082
*	Sirona Dental Systems Inc.	551,535	20,975
*	Immucor Inc.	936,290	20,964
*	Catalyst Health Solutions Inc.	501,729	20,762
*,^ Amedisys Inc.		373,380	20,618
*	Magellan Health Services Inc.	469,390	20,409
*	Varian Inc.	387,365	20,058
	Medicis Pharmaceutical Corp. Class A	794,146	19,981
*	Incyte Corp. Ltd.	1,425,266	19,897
*	Brookdale Senior Living Inc.	950,131	19,791
*	Auxilium Pharmaceuticals Inc.	630,131	19,635
*	Haemonetics Corp.	342,140	19,553
*	Nektar Therapeutics	1,244,126	18,923
*	PSS World Medical Inc.	796,582	18,728
	West Pharmaceutical Services Inc.	440,906	18,496
*	American Medical Systems Holdings Inc.	993,764	18,464
*	Parexel International Corp.	776,855	18,108
*	HMS Holdings Corp.	351,513	17,924
*	Dionex Corp.	236,586	17,692
*	Cubist Pharmaceuticals Inc.	773,468	17,434
*	Acorda Therapeutics Inc.	509,284	17,418
	Masimo Corp.	655,361	17,400
*	Allscripts-Misys Healthcare Solutions Inc.	872,551	17,067
*	WellCare Health Plans Inc.	565,428	16,850
	Chemed Corp.	301,408	16,391
*	Alkermes Inc.	1,260,886	16,354
*	Align Technology Inc.	845,558	16,353
*	Centene Corp.	644,217	15,487
	Quality Systems Inc.	248,518	15,269
*	Eclipsys Corp.	760,900	15,127
*	ev3 Inc.	898,568	14,251
*	Volcano Corp.	585,456	14,145
*	Viropharma Inc.	1,034,646	14,102
*	Cepheid Inc.	781,916	13,668
*	Isis Pharmaceuticals Inc.	1,248,690	13,636
*	Seattle Genetics Inc.	1,140,395	13,616
*	Savient Pharmaceuticals Inc.	890,126	12,862
*	Bruker Corp.	877,394	12,854
*	Impax Laboratories Inc.	701,846	12,549
*	Integra LifeSciences Holdings Corp.	285,100	12,496
*	Theravance Inc.	891,610	11,876

*	Par Pharmaceutical Cos. Inc.	465,185	11,537
*	Healthspring Inc.	653,192	11,496
	Meridian Bioscience Inc.	541,362	11,028
*	athenahealth Inc.	291,585	10,660
*	Gentiva Health Services Inc.	371,847	10,516
	Invacare Corp.	396,019	10,510
*	Pharmasset Inc.	378,420	10,142
*	inVentiv Health Inc.	448,638	10,076
*	Martek Biosciences Corp.	444,110	9,997
	PDL BioPharma Inc.	1,598,922	9,929
*	AMAG Pharmaceuticals Inc.	279,407	9,754
*	Kindred Healthcare Inc.	522,125	9,424
*	Conmed Corp.	388,892	9,260
*	Wright Medical Group Inc.	516,118	9,171
*	Facet Biotech Corp.	335,010	9,042
*,^ Vivus Inc.		1,022,416	8,915
*	Luminex Corp.	528,580	8,896
*	Amsurg Corp. Class A	409,823	8,848
*	Exelixis Inc.	1,434,755	8,709
*	RehabCare Group Inc.	318,701	8,691
*	Conceptus Inc.	408,882	8,161
*	Genoptix Inc.	229,424	8,142
	Landauer Inc.	124,483	8,119
*	Alnylam Pharmaceuticals Inc.	474,964	8,084
*	Abaxis Inc.	294,283	8,002
*	Odyssey HealthCare Inc.	440,939	7,985
*	MedAssets Inc.	378,414	7,947
*	Halozyme Therapeutics Inc.	979,598	7,827
*	Allos Therapeutics Inc.	1,042,670	7,747
*	Celera Corp.	1,090,783	7,745
*	Hanger Orthopedic Group Inc.	423,649	7,702
*	Phase Forward Inc.	578,807	7,565
*	Orthofix International NV	206,323	7,506
*	PharMerica Corp.	409,570	7,462
*	LHC Group Inc.	221,995	7,443
*	Zoll Medical Corp.	281,903	7,431
	Analogic Corp.	171,654	7,335
*	Healthways Inc.	451,595	7,257
*	Neogen Corp.	285,610	7,169
*	Momenta Pharmaceuticals Inc.	477,371	7,146
*	Universal American Corp.	459,849	7,082
*	Cyberonics Inc.	369,352	7,077
*	Affymetrix Inc.	950,351	6,976
*,^ Geron Corp.		1,225,475	6,961
*	Bio-Reference Labs Inc.	156,631	6,887
*	Greatbatch Inc.	309,246	6,553
*	IPC The Hospitalist Co. Inc.	183,458	6,441
*	Micromet Inc.	790,665	6,389
*	Questcor Pharmaceuticals Inc.	769,515	6,333
*	Insulet Corp.	416,354	6,283
*	MWI Veterinary Supply Inc.	155,053	6,264
*	SonoSite Inc.	194,539	6,247
*	Enzon Pharmaceuticals Inc.	607,442	6,184
*	ICU Medical Inc.	177,698	6,122
*	DexCom Inc.	628,767	6,118
*	Natus Medical Inc.	379,518	6,038
*,^ MannKind Corp.		904,863	5,936
*,^ Emeritus Corp.		287,744	5,856

*	Immunogen Inc.	722,255	5,843
*	Inspire Pharmaceuticals Inc.	932,548	5,819
*	Affymax Inc.	247,953	5,810
*	Omnicell Inc.	403,464	5,661
*	Sun Healthcare Group Inc.	582,190	5,554
*	Medicines Co.	705,164	5,528
*	Rigel Pharmaceuticals Inc.	690,933	5,507
*	Merit Medical Systems Inc.	355,794	5,426
*	Quidel Corp.	362,584	5,272
	Computer Programs & Systems Inc.	132,024	5,159
*	Targacept Inc.	259,379	5,099
*	Air Methods Corp.	148,382	5,045
*,^ Sequenom Inc.		774,428	4,887
*	Angiodynamics Inc.	311,033	4,858
*	Triple-S Management Corp. Class B	272,542	4,838
*	Symmetry Medical Inc.	476,388	4,783
*	ABIOMED Inc.	425,095	4,391
*	Molina Healthcare Inc.	170,069	4,281
*	Assisted Living Concepts Inc. Class A	128,236	4,211
*	Lexicon Pharmaceuticals Inc.	2,804,086	4,150
*	SurModics Inc.	197,753	4,141
*	Almost Family Inc.	109,804	4,138
*,^ Cell Therapeutics Inc.		7,634,542	4,128
*	Dyax Corp.	1,209,855	4,126
*	Zymogenetics Inc.	718,993	4,120
*,^ Clinical Data Inc.		211,872	4,110
*	Res-Care Inc.	333,873	4,003
*,^ Medivation Inc.		379,780	3,984
*	Orthovita Inc.	918,183	3,911
*	Arena Pharmaceuticals Inc.	1,239,859	3,844
*	AMN Healthcare Services Inc.	435,399	3,831
*	eResearchTechnology Inc.	550,114	3,801
*	Corvel Corp.	106,108	3,793
	Cantel Medical Corp.	188,818	3,748
*	Cross Country Healthcare Inc.	369,533	3,736
*,^ Protalix BioTherapeutics Inc.		569,231	3,734
*	Accuray Inc.	610,556	3,718
*	Nabi Biopharmaceuticals	674,919	3,692
*	OraSure Technologies Inc.	613,989	3,641
*	XenoPort Inc.	365,370	3,383
*,^ Genomic Health Inc.		191,446	3,368
*	Kendle International Inc.	188,717	3,299
*	NPS Pharmaceuticals Inc.	647,753	3,265
*	Arqule Inc.	561,947	3,237
*	Medidata Solutions Inc.	211,991	3,222
	National Healthcare Corp.	91,021	3,220
*	Sunrise Senior Living Inc.	620,797	3,178
*	RTI Biologics Inc.	724,577	3,137
*	Kensey Nash Corp.	132,763	3,132
*	Durect Corp.	1,038,946	3,127
*	Emergent Biosolutions Inc.	184,513	3,098
*	Somanetics Corp.	161,173	3,085
*,^ Cadence Pharmaceuticals Inc.		336,828	3,075
*	Pozen Inc.	317,557	3,042
	Atrion Corp.	21,121	3,021
*	Pain Therapeutics Inc.	479,532	3,007
*,^ MAKO Surgical Corp.		220,977	2,979
*	Vital Images Inc.	180,807	2,924

*	Sangamo Biosciences Inc.	537,937	2,916
*	MAP Pharmaceuticals Inc.	180,751	2,872
*	Enzo Biochem Inc.	457,850	2,756
*,^ SIGA Technologies Inc.		408,115	2,706
*	Stereotaxis Inc.	534,037	2,676
	Ensign Group Inc.	150,530	2,609
*	Cypress Bioscience Inc.	512,890	2,513
*	Palomar Medical Technologies Inc.	230,069	2,499
*	Albany Molecular Research Inc.	296,982	2,480
*	Ligand Pharmaceuticals Inc. Class B	1,412,978	2,473
*	IRIS International Inc.	242,025	2,471
*	Synovis Life Technologies Inc.	154,180	2,394
*	Medcath Corp.	223,608	2,341
*	CryoLife Inc.	361,610	2,340
*	Exactech Inc.	110,492	2,317
*	Progenics Pharmaceuticals Inc.	423,538	2,257
*	Orexigen Therapeutics Inc.	378,666	2,230
*	Chindex International Inc.	171,189	2,022
*	Opko Health Inc.	1,009,491	1,999
*	Maxygen Inc.	300,019	1,971
*,^ Electro-Optical Sciences Inc.		265,145	1,967
*	Alliance HealthCare Services Inc.	347,370	1,952
*	XOMA Ltd.	3,364,871	1,922
*	TomoTherapy Inc.	501,904	1,711
*	Skilled Healthcare Group Inc.	273,259	1,686
*,^ Biospecifics Technologies Corp.		59,279	1,645
*	Clarient Inc.	623,914	1,635
*	ATS Medical Inc.	622,080	1,617
*,^ Osiris Therapeutics Inc.		217,443	1,609
*	Myriad Pharmaceuticals Inc.	324,606	1,467
*	CardioNet Inc.	190,944	1,461
*	Cynosure Inc. Class A	129,791	1,459
*,^ OncoGenex Pharmaceutical Inc.		68,098	1,398
*,^ Cel-Sci Corp.		2,047,473	1,318
*	Idenix Pharmaceuticals Inc.	439,073	1,238
*	Akorn Inc.	775,608	1,187
*,^ Virtual Radiologic Corp.		93,933	1,033
*	Caraco Pharmaceutical Laboratories Ltd.	155,457	931
*	Hansen Medical Inc.	395,922	907
*	Nighthawk Radiology Holdings Inc.	263,640	838
*,^ GTx Inc.		216,253	722
*	KV Pharmaceutical Co. Class A	396,423	698
*	Sucampo Pharmaceuticals Inc. Class A	101,019	361
*	KV Pharmaceutical Co. Class B	53,281	112
			2,211,783
Industrials (15.4%)
*	Oshkosh Corp.	1,194,748	48,196
*	UAL Corp.	2,230,628	43,609
*	Continental Airlines Inc. Class B	1,848,575	40,613
*	BE Aerospace Inc.	1,282,252	39,045
	IDEX Corp.	1,079,291	35,725
*	Waste Connections Inc.	1,050,828	35,686
	Hubbell Inc. Class B	693,044	34,950
	Snap-On Inc.	770,920	33,412
	Timken Co.	1,099,187	32,987
	TransDigm Group Inc.	621,320	32,955
	Carlisle Cos. Inc.	818,054	31,168

	Lincoln Electric Holdings Inc.	568,194	30,870
	Gardner Denver Inc.	695,444	30,627
*	Corrections Corp. of America	1,542,147	30,627
	Kennametal Inc.	1,086,957	30,565
	Regal-Beloit Corp.	492,021	29,231
	Landstar System Inc.	679,166	28,511
	Lennox International Inc.	635,633	28,171
*	Thomas & Betts Corp.	699,121	27,434
	Nordson Corp.	403,713	27,420
	Towers Watson & Co. Class A	565,723	26,872
	Woodward Governor Co.	821,888	26,284
*	Kirby Corp.	683,013	26,057
	Graco Inc.	801,189	25,638
	Wabtec Corp.	603,310	25,411
	Acuity Brands Inc.	577,679	24,384
	CLARCOR Inc.	672,084	23,180
	Con-way Inc.	657,243	23,082
	Manitowoc Co. Inc.	1,745,079	22,686
	Toro Co.	456,934	22,467
	Crane Co.	625,109	22,191
	Baldor Electric Co.	591,007	22,104
*	GrafTech International Ltd.	1,607,518	21,975
*	EMCOR Group Inc.	880,165	21,678
	Curtiss-Wright Corp.	608,887	21,189
	Watsco Inc.	372,462	21,186
	Trinity Industries Inc.	1,058,348	21,125
	Valmont Industries Inc.	245,724	20,353
	Brady Corp. Class A	651,537	20,276
*	Esterline Technologies Corp.	397,237	19,635
	UTi Worldwide Inc.	1,271,593	19,481
*	Alaska Air Group Inc.	471,074	19,422
*	Moog Inc. Class A	547,248	19,384
*	Teledyne Technologies Inc.	457,281	18,872
*	Tetra Tech Inc.	817,907	18,845
*	United Stationers Inc.	319,081	18,778
*	General Cable Corp.	693,855	18,734
*	Hexcel Corp.	1,290,196	18,630
*	WESCO International Inc.	536,608	18,626
	Alexander & Baldwin Inc.	547,895	18,108
	Actuant Corp. Class A	906,467	17,721
	GATX Corp.	615,337	17,629
	Knight Transportation Inc.	834,297	17,595
*	Clean Harbors Inc.	315,354	17,521
*	Genesee & Wyoming Inc. Class A	513,457	17,519
*	JetBlue Airways Corp.	3,102,598	17,313
	Brink's Co.	607,411	17,147
	Belden Inc.	622,773	17,101
	AO Smith Corp.	319,023	16,771
	Kaydon Corp.	443,874	16,690
*,^ American Superconductor Corp.		561,637	16,231
*,^ USG Corp.		928,596	15,935
*	US Airways Group Inc.	2,152,278	15,819
*	Avis Budget Group Inc.	1,362,558	15,669
	Triumph Group Inc.	222,441	15,591
*	Atlas Air Worldwide Holdings Inc.	285,082	15,124
*	EnerSys	611,439	15,078
	Simpson Manufacturing Co. Inc.	526,446	14,614
	Werner Enterprises Inc.	625,258	14,487

*	Orbital Sciences Corp.	759,367	14,436
	Granite Construction Inc.	464,406	14,034
*	HUB Group Inc. Class A	497,362	13,916
*	Insituform Technologies Inc. Class A	519,454	13,823
	HNI Corp.	511,414	13,619
*	Geo Group Inc.	686,322	13,603
	Herman Miller Inc.	746,758	13,486
	Mueller Industries Inc.	502,965	13,474
	Deluxe Corp.	684,136	13,286
	Briggs & Stratton Corp.	668,073	13,027
	Heartland Express Inc.	787,553	12,995
	Rollins Inc.	595,493	12,910
*	AAR Corp.	520,053	12,908
*	Middleby Corp.	222,894	12,837
	Mine Safety Appliances Co.	456,483	12,763
	Applied Industrial Technologies Inc.	508,395	12,634
*	Old Dominion Freight Line Inc.	373,637	12,476
	ABM Industries Inc.	585,009	12,402
	Healthcare Services Group Inc.	551,892	12,357
	Watts Water Technologies Inc. Class A	394,061	12,240
*	SYKES Enterprises Inc.	535,318	12,227
	Corporate Executive Board Co.	456,103	12,128
	Barnes Group Inc.	620,602	12,071
*	Beacon Roofing Supply Inc.	602,963	11,535
*	II-VI Inc.	335,454	11,352
	ESCO Technologies Inc.	351,422	11,179
*	Resources Connection Inc.	576,302	11,048
*	CoStar Group Inc.	261,149	10,843
*	Korn/Ferry International	609,467	10,757
*	Dollar Thrifty Automotive Group Inc.	332,151	10,672
	Skywest Inc.	742,459	10,602
	Forward Air Corp.	387,049	10,179
*	DigitalGlobe Inc.	360,401	10,073
	Otter Tail Corp.	453,064	9,949
	Mueller Water Products Inc. Class A	2,056,021	9,828
*	Armstrong World Industries Inc.	268,287	9,742
	Arkansas Best Corp.	321,041	9,593
*	RBC Bearings Inc.	290,055	9,244
*,^ Allegiant Travel Co. Class A		159,202	9,211
*	TrueBlue Inc.	585,368	9,073
	Universal Forest Products Inc.	232,801	8,968
*	Griffon Corp.	716,350	8,926
	American Science & Engineering Inc.	118,869	8,906
	Robbins & Myers Inc.	371,615	8,852
*	AirTran Holdings Inc.	1,707,850	8,676
	Kaman Corp.	344,070	8,605
	HEICO Corp.	161,319	8,318
	Quanex Building Products Corp.	503,062	8,316
*	Interline Brands Inc.	433,760	8,302
*	Navigant Consulting Inc.	668,390	8,108
*,^ Genco Shipping & Trading Ltd.		381,576	8,055
	Albany International Corp.	368,851	7,941
*	Macquarie Infrastructure Co. LLC	573,231	7,922
*	EnPro Industries Inc.	267,456	7,778
*	Tutor Perini Corp.	356,844	7,761
	Cubic Corp.	214,342	7,716
*	Chart Industries Inc.	380,703	7,614
*	MasTec Inc.	601,295	7,582

*	GeoEye Inc.	255,221	7,529
	CIRCOR International Inc.	226,436	7,520
	Interface Inc. Class A	642,377	7,439
*	Astec Industries Inc.	256,193	7,419
	Franklin Electric Co. Inc.	247,045	7,409
*	Ceradyne Inc.	326,033	7,398
	Ameron International Corp.	116,688	7,339
*	Mobile Mini Inc.	473,275	7,331
	Badger Meter Inc.	190,016	7,318
	McGrath Rentcorp	301,646	7,309
*	EnerNOC Inc.	240,584	7,141
	Knoll Inc.	624,844	7,030
*	Layne Christensen Co.	260,099	6,947
*	United Rentals Inc.	720,655	6,760
*	Kforce Inc.	440,383	6,698
	Administaff Inc.	308,102	6,575
	Lindsay Corp.	157,763	6,533
	Aircastle Ltd.	689,149	6,526
*	Advisory Board Co.	207,005	6,521
*	Cenveo Inc.	746,650	6,466
	John Bean Technologies Corp.	368,047	6,456
*	Orion Marine Group Inc.	356,971	6,443
	EnergySolutions Inc.	1,000,857	6,436
	Seaboard Corp.	4,953	6,434
	G&K Services Inc. Class A	248,602	6,434
	Heidrick & Struggles International Inc.	228,213	6,397
	Comfort Systems USA Inc.	510,825	6,380
	Raven Industries Inc.	216,291	6,378
*	Kelly Services Inc. Class A	378,687	6,309
	Tennant Co.	224,544	6,150
	Bowne & Co. Inc.	535,676	5,978
	Apogee Enterprises Inc.	372,474	5,889
	Tredegar Corp.	338,705	5,785
*,^ Harbin Electric Inc.		267,078	5,766
	Steelcase Inc. Class A	881,463	5,703
*	School Specialty Inc.	250,918	5,698
*	Polypore International Inc.	326,270	5,697
	Viad Corp.	273,532	5,621
*	Force Protection Inc.	932,120	5,611
*	DynCorp International Inc. Class A	487,920	5,606
*	Blount International Inc.	540,961	5,604
	Ennis Inc.	344,261	5,601
*	ICF International Inc.	225,439	5,600
	Federal Signal Corp.	617,459	5,563
*	ACCO Brands Corp.	726,146	5,562
	AZZ Inc.	164,034	5,553
*	Consolidated Graphics Inc.	133,860	5,543
*	RSC Holdings Inc.	691,603	5,505
*	Stanley Inc.	192,816	5,455
*	SFN Group Inc.	677,393	5,426
	NACCO Industries Inc. Class A	71,410	5,295
*	Exponent Inc.	184,056	5,249
*	Aerovironment Inc.	200,342	5,231
*	Huron Consulting Group Inc.	255,771	5,192
	Encore Wire Corp.	246,050	5,118
	Gorman-Rupp Co.	201,008	5,114
*	K-Tron International Inc.	34,014	5,101
*	Hawaiian Holdings Inc.	687,769	5,069

*	Argon ST Inc.	188,716	5,022
*	Amerco Inc.	91,804	4,984
*,^ Energy Conversion Devices Inc.		608,682	4,766
*	M&F Worldwide Corp.	154,420	4,725
*	Taser International Inc.	785,685	4,604
*	ATC Technology Corp.	267,367	4,588
*	Dycom Industries Inc.	520,633	4,566
*	Rush Enterprises Inc. Class A	341,918	4,517
*,^ GT Solar International Inc.		860,388	4,500
	Sun Hydraulics Corp.	170,056	4,418
*	Eagle Bulk Shipping Inc.	828,219	4,398
*	American Reprographics Co.	484,033	4,342
*	Marten Transport Ltd.	218,946	4,315
*	Ladish Co. Inc.	212,066	4,275
	HEICO Corp. Class A	103,776	4,118
	TAL International Group Inc.	204,877	4,093
*	MYR Group Inc.	250,931	4,093
	Standex International Corp.	158,546	4,086
*	Colfax Corp.	345,721	4,069
*	CBIZ Inc.	617,244	4,055
*	Gibraltar Industries Inc.	320,621	4,043
*,^ Capstone Turbine Corp.		3,137,384	3,985
*	Team Inc.	239,397	3,972
*	Waste Services Inc.	400,969	3,966
*	LB Foster Co. Class A	135,905	3,926
^	Titan International Inc.	446,849	3,901
	AAON Inc.	172,388	3,899
*	Columbus McKinnon Corp.	242,175	3,843
	FreightCar America Inc.	159,059	3,843
*	Fushi Copperweld Inc.	338,780	3,801
*	US Ecology Inc.	232,938	3,750
	Cascade Corp.	116,160	3,742
*	Powell Industries Inc.	114,344	3,720
	Great Lakes Dredge & Dock Corp.	703,267	3,692
*	Michael Baker Corp.	107,026	3,690
	Schawk Inc. Class A	200,741	3,639
*	GenCorp Inc.	624,958	3,600
*	Vicor Corp.	259,464	3,583
*	3D Systems Corp.	256,033	3,495
*	Cornell Cos. Inc.	190,080	3,480
*	CRA International Inc.	146,034	3,347
	Applied Signal Technology Inc.	167,201	3,274
*	American Commercial Lines Inc.	127,360	3,197
*,^ Broadwind Energy Inc.		712,695	3,186
*	Sterling Construction Co. Inc.	199,039	3,129
*,^ Ener1 Inc.		644,685	3,049
*	Standard Parking Corp.	184,042	3,022
*	H&E Equipment Services Inc.	278,681	3,004
*,^ Evergreen Solar Inc.		2,620,304	2,961
	Ampco-Pittsburgh Corp.	116,302	2,887
*,^ SmartHeat Inc.		263,159	2,826
	Ducommun Inc.	132,859	2,791
*	Metalico Inc.	465,854	2,790
*	Pacer International Inc.	463,458	2,790
*,^ Energy Recovery Inc.		434,113	2,735
*	Republic Airways Holdings Inc.	461,161	2,730
*	Northwest Pipe Co.	123,524	2,699
	Dynamic Materials Corp.	172,329	2,692

*	FuelCell Energy Inc.	930,999	2,625
	CDI Corp.	177,593	2,604
	Houston Wire & Cable Co.	224,666	2,602
*	Saia Inc.	181,442	2,518
*	Titan Machinery Inc.	176,928	2,422
*	Furmanite Corp.	463,744	2,407
*	Tecumseh Products Co. Class A	195,143	2,394
	American Woodmark Corp.	123,043	2,386
*	Kadant Inc.	164,463	2,370
*	Greenbrier Cos. Inc.	215,118	2,368
	Kimball International Inc. Class B	339,767	2,361
*	Pike Electric Corp.	246,714	2,299
*	APAC Customer Services Inc.	380,376	2,187
*	Sauer-Danfoss Inc.	160,938	2,137
	Horizon Lines Inc. Class A	382,966	2,083
	Aceto Corp.	328,046	1,981
*	Patriot Transportation Holding Inc.	22,585	1,908
*	Innerworkings Inc.	364,280	1,894
*	Volt Information Sciences Inc.	179,326	1,831
*	Fuel Tech Inc.	227,148	1,822
*	Hill International Inc.	307,859	1,795
	American Railcar Industries Inc.	127,888	1,555
*	Universal Truckload Services Inc.	84,817	1,491
*,^ China Fire & Security Group Inc.		109,169	1,416
*	Rush Enterprises Inc. Class B	109,842	1,351
	Preformed Line Products Co.	34,794	1,327
*,^ TBS International PLC Class A		174,101	1,271
*	Argan Inc.	81,262	1,056
*	Odyssey Marine Exploration Inc.	740,998	971
	Lawson Products Inc.	56,954	881
*	Plug Power Inc.	1,117,776	774
*	YRC Worldwide Inc.	1,340,041	729
*,^ Valence Technology Inc.		838,856	713
	Standard Register Co.	127,783	684
*	Tecumseh Products Co. Class B	31,723	377
			2,890,851
Information Technology (17.3%)
*	Rovi Corp.	1,376,117	51,095
*	3Com Corp.	5,271,684	40,539
*	Itron Inc.	535,772	38,881
*	JDS Uniphase Corp.	2,912,764	36,497
*	Skyworks Solutions Inc.	2,285,366	35,652
*	CommScope Inc.	1,252,122	35,084
*	MICROS Systems Inc.	1,063,896	34,981
*	Polycom Inc.	1,126,924	34,461
*	Atheros Communications Inc.	889,298	34,425
	Solera Holdings Inc.	883,219	34,136
*	Varian Semiconductor Equipment Associates Inc.	982,462	32,539
*	Informatica Corp.	1,194,397	32,082
*,^ VistaPrint NV		547,071	31,320
*	QLogic Corp.	1,530,243	31,064
*,^ WebMD Health Corp.		652,713	30,273
*,^ Rambus Inc.		1,337,887	29,233
*	Atmel Corp.	5,754,868	28,947
*	Parametric Technology Corp.	1,574,745	28,424
*	Tech Data Corp.	671,667	28,143
	Diebold Inc.	885,334	28,118

*	Novell Inc.	4,630,301	27,736
*	Silicon Laboratories Inc.	579,244	27,613
*	PMC - Sierra Inc.	3,039,026	27,108
*	Monster Worldwide Inc.	1,594,427	26,483
*	Teradyne Inc.	2,336,104	26,094
	National Instruments Corp.	778,753	25,971
	Jack Henry & Associates Inc.	1,074,789	25,859
*	Compuware Corp.	3,077,092	25,848
*	TiVo Inc.	1,460,563	25,005
*	TIBCO Software Inc.	2,264,849	24,438
*	Cypress Semiconductor Corp.	2,080,498	23,926
*	Vishay Intertechnology Inc.	2,301,514	23,545
*	Zebra Technologies Corp.	785,189	23,242
*	Concur Technologies Inc.	556,479	22,821
*	Gartner Inc.	1,023,251	22,757
*,^ Sohu.com Inc.		410,716	22,425
*	Genpact Ltd.	1,311,182	21,989
*	Veeco Instruments Inc.	504,323	21,938
*	International Rectifier Corp.	951,523	21,790
*	Riverbed Technology Inc.	739,136	20,991
	Plantronics Inc.	655,853	20,515
*	VeriFone Holdings Inc.	1,015,086	20,515
*	Netlogic Microsystems Inc.	691,864	20,362
*	Convergys Corp.	1,641,614	20,126
*	Arris Group Inc.	1,673,679	20,101
*	GSI Commerce Inc.	723,349	20,015
	ADTRAN Inc.	755,616	19,911
*	Unisys Corp.	564,555	19,697
*	CACI International Inc. Class A	401,596	19,618
*	Plexus Corp.	528,539	19,043
*	Microsemi Corp.	1,093,490	18,961
*,^ Ciena Corp.		1,221,865	18,621
*	Anixter International Inc.	390,272	18,284
*	Acxiom Corp.	1,003,352	18,000
*	Benchmark Electronics Inc.	859,560	17,827
*	Fairchild Semiconductor International Inc. Class A	1,655,648	17,633
*	Sanmina-SCI Corp.	1,050,094	17,327
*	Blackboard Inc.	412,729	17,194
*	MercadoLibre Inc.	353,600	17,047
*	RF Micro Devices Inc.	3,403,304	16,948
*	Progress Software Corp.	536,585	16,865
*	Blue Coat Systems Inc.	533,955	16,574
	Fair Isaac Corp.	643,709	16,312
*	Viasat Inc.	470,492	16,284
*	InterDigital Inc.	575,232	16,026
*	Cybersource Corp.	888,220	15,668
*	Digital River Inc.	516,320	15,645
*	Ariba Inc.	1,198,472	15,400
*	Quest Software Inc.	845,081	15,034
	Power Integrations Inc.	360,999	14,873
	Blackbaud Inc.	589,971	14,861
*	Tekelec	809,618	14,703
*	Wright Express Corp.	483,497	14,563
*	Mantech International Corp. Class A	297,878	14,545
	MAXIMUS Inc.	235,607	14,356
*	Semtech Corp.	820,869	14,308
*	Emulex Corp.	1,077,201	14,305
*	JDA Software Group Inc.	511,734	14,236

*	TriQuint Semiconductor Inc.	2,030,491	14,213
*	Hittite Microwave Corp.	322,024	14,159
*	j2 Global Communications Inc.	603,481	14,121
*	Finisar Corp.	891,415	14,004
*	Cymer Inc.	366,149	13,657
*	Integrated Device Technology Inc.	2,215,870	13,583
*	Tessera Technologies Inc.	665,499	13,496
*	Websense Inc.	584,437	13,308
	Sapient Corp.	1,417,994	12,961
	Syntel Inc.	332,684	12,798
*,^ Synaptics Inc.		454,327	12,544
*	Cavium Networks Inc.	500,415	12,440
*	MKS Instruments Inc.	627,591	12,295
*	Rackspace Hosting Inc.	654,721	12,263
	Earthlink Inc.	1,428,059	12,196
*	SRA International Inc. Class A	582,284	12,106
*	Netgear Inc.	462,612	12,074
*	Comtech Telecommunications Corp.	376,907	12,057
*	Taleo Corp. Class A	460,796	11,939
*	Cabot Microelectronics Corp.	312,906	11,837
*	SuccessFactors Inc.	621,162	11,827
*	FormFactor Inc.	664,715	11,805
*	Omnivision Technologies Inc.	676,616	11,624
*	ValueClick Inc.	1,143,114	11,591
*	FEI Co.	503,499	11,535
*	Checkpoint Systems Inc.	521,127	11,527
*	Lawson Software Inc.	1,728,724	11,427
*	CommVault Systems Inc.	534,523	11,412
*	Aruba Networks Inc.	824,400	11,261
*	Amkor Technology Inc.	1,590,173	11,243
*	Euronet Worldwide Inc.	609,734	11,237
*	Littelfuse Inc.	290,830	11,054
*	AsiaInfo Holdings Inc.	404,080	10,700
*,^ Take-Two Interactive Software Inc.		1,083,121	10,669
*	Mentor Graphics Corp.	1,313,153	10,532
*	Diodes Inc.	466,305	10,445
*	Coherent Inc.	326,781	10,444
*	MicroStrategy Inc. Class A	122,193	10,395
*	L-1 Identity Solutions Inc.	1,158,395	10,345
*	Ultimate Software Group Inc.	313,072	10,316
*	Scansource Inc.	354,707	10,209
*	Advent Software Inc.	223,049	9,981
*	Infinera Corp.	1,161,568	9,897
*	CSG Systems International Inc.	469,121	9,833
	AVX Corp.	682,444	9,691
*	Sonus Networks Inc.	3,666,367	9,569
*	EchoStar Corp. Class A	471,093	9,554
*	Net 1 UEPS Technologies Inc.	513,425	9,442
*	ADC Telecommunications Inc.	1,290,304	9,432
*	Intermec Inc.	664,887	9,428
*	ACI Worldwide Inc.	454,508	9,367
	Cognex Corp.	503,423	9,308
*	Art Technology Group Inc.	2,037,602	8,986
*	Monolithic Power Systems Inc.	395,003	8,809
*	Insight Enterprises Inc.	613,155	8,805
*	Verigy Ltd.	786,242	8,790
*	Rofin-Sinar Technologies Inc.	387,457	8,764
*	DealerTrack Holdings Inc.	513,042	8,763

*	Entegris Inc.	1,736,587	8,752
*	DG FastChannel Inc.	271,107	8,662
*	TeleTech Holdings Inc.	497,909	8,504
*	SolarWinds Inc.	391,515	8,480
	United Online Inc.	1,131,260	8,462
*	SAVVIS Inc.	508,661	8,393
*	Tyler Technologies Inc.	444,346	8,327
*	Netezza Corp.	647,425	8,281
	Pegasystems Inc.	220,628	8,163
*	ATMI Inc.	419,617	8,103
*	Harmonic Inc.	1,279,461	8,073
*	SYNNEX Corp.	271,140	8,015
*	DTS Inc.	234,203	7,972
*,^ Palm Inc.		2,060,443	7,747
*	Applied Micro Circuits Corp.	891,430	7,693
*	Manhattan Associates Inc.	301,073	7,671
*	TNS Inc.	343,685	7,664
*	Volterra Semiconductor Corp.	303,325	7,613
*	Brooks Automation Inc.	860,548	7,590
*	Acme Packet Inc.	389,434	7,508
*	Zoran Corp.	697,303	7,503
	Park Electrochemical Corp.	261,049	7,503
*	Quantum Corp.	2,845,889	7,485
*	Advanced Energy Industries Inc.	449,864	7,450
	Black Box Corp.	234,773	7,222
*	Cirrus Logic Inc.	829,147	6,957
*	Standard Microsystems Corp.	297,164	6,918
*	Avid Technology Inc.	500,918	6,903
*	Electronics for Imaging Inc.	590,944	6,873
*,^ OpenTable Inc.		178,973	6,824
*	Kulicke & Soffa Industries Inc.	924,703	6,704
*	Epicor Software Corp.	697,302	6,666
*,^ Constant Contact Inc.		283,352	6,579
*	Brightpoint Inc.	840,821	6,331
*	THQ Inc.	899,598	6,306
*	Forrester Research Inc.	209,515	6,300
*	SonicWALL Inc.	722,666	6,280
*	Stratasys Inc.	256,414	6,251
*	ArcSight Inc.	220,749	6,214
	Micrel Inc.	581,696	6,201
*	Global Cash Access Holdings Inc.	752,902	6,151
*	Cogent Inc.	597,835	6,098
*	Rogers Corp.	209,765	6,085
*	Super Micro Computer Inc.	351,986	6,082
*	RealNetworks Inc.	1,257,382	6,073
*	Newport Corp.	482,935	6,037
*,^ STEC Inc.		502,493	6,020
*	OSI Systems Inc.	210,278	5,898
	MTS Systems Corp.	198,808	5,771
*	Loral Space & Communications Inc.	163,172	5,731
	NIC Inc.	717,937	5,650
*	Lattice Semiconductor Corp.	1,537,091	5,641
*	Netscout Systems Inc.	379,375	5,611
	Heartland Payment Systems Inc.	299,192	5,565
*	Bottomline Technologies Inc.	328,200	5,524
	Sycamore Networks Inc.	266,009	5,349
*,^ Switch & Data Facilities Co. Inc.		299,080	5,312
*	RightNow Technologies Inc.	296,877	5,302

*	Adaptec Inc.	1,606,037	5,252
*	FARO Technologies Inc.	203,797	5,248
*	Infospace Inc.	471,529	5,210
*,^ China Security & Surveillance Technology Inc.		677,543	5,210
*	Aviat Networks Inc.	785,669	5,209
*	Synchronoss Technologies Inc.	268,853	5,208
*,^ Universal Display Corp.		441,334	5,195
*	ModusLink Global Solutions Inc.	609,912	5,142
*	Oplink Communications Inc.	276,757	5,131
*	TTM Technologies Inc.	575,987	5,115
*	EPIQ Systems Inc.	410,853	5,107
*	Compellent Technologies Inc.	289,820	5,086
*,^ Ebix Inc.		317,162	5,065
*	Radiant Systems Inc.	352,751	5,034
	Methode Electronics Inc.	499,402	4,944
*	Sourcefire Inc.	214,973	4,934
*	Actel Corp.	349,964	4,847
*	SMART Modular Technologies WWH Inc.	620,882	4,787
*	Electro Scientific Industries Inc.	365,104	4,677
*	Perficient Inc.	408,055	4,599
*	IPG Photonics Corp.	304,850	4,512
*	Imation Corp.	405,456	4,464
*	comScore Inc.	263,145	4,392
*	Silicon Graphics International Corp.	403,574	4,314
*	Ixia	460,566	4,269
	CTS Corp.	453,107	4,268
*	Terremark Worldwide Inc.	604,976	4,241
*	Vocus Inc.	246,452	4,202
*	LoopNet Inc.	368,628	4,143
*	TeleCommunication Systems Inc. Class A	565,001	4,141
*	Internet Capital Group Inc.	490,102	4,141
*	Move Inc.	1,978,550	4,135
*	Anadigics Inc.	850,035	4,131
*	S1 Corp.	696,573	4,110
*	UTStarcom Inc.	1,470,896	4,104
*	Sigma Designs Inc.	348,985	4,094
*	Ultratech Inc.	300,488	4,087
	Cohu Inc.	296,447	4,082
*	Intevac Inc.	294,541	4,071
*	ShoreTel Inc.	591,889	3,912
*	Maxwell Technologies Inc.	315,183	3,905
*	Supertex Inc.	146,557	3,750
*	Power-One Inc.	883,025	3,726
*	Kenexa Corp.	269,813	3,710
*	3PAR Inc.	370,382	3,704
*	Echelon Corp.	411,020	3,687
*	Extreme Networks	1,191,554	3,658
*	Pericom Semiconductor Corp.	340,336	3,645
*	Hughes Communications Inc.	130,176	3,625
*	infoGROUP Inc.	460,993	3,596
*	Internap Network Services Corp.	641,793	3,594
*	Conexant Systems Inc.	1,054,953	3,587
*,^ Rosetta Stone Inc.		149,912	3,565
	Daktronics Inc.	467,329	3,561
*	Smith Micro Software Inc.	399,044	3,528
*	Exar Corp.	492,999	3,476
*	Multi-Fineline Electronix Inc.	134,026	3,453
	Agilysys Inc.	307,406	3,434

*	Symmetricom Inc.	584,666	3,409
*	EMS Technologies Inc.	204,032	3,387
*	Rudolph Technologies Inc.	391,171	3,352
*	Digi International Inc.	312,962	3,330
*	Silicon Storage Technology Inc.	1,088,677	3,310
*	VASCO Data Security International Inc.	400,794	3,307
*	Ciber Inc.	879,056	3,288
*	Kopin Corp.	884,572	3,273
*,^ Rubicon Technology Inc.		160,560	3,243
*	ExlService Holdings Inc.	193,426	3,226
*	Interactive Intelligence Inc.	172,200	3,218
*	Comverge Inc.	279,594	3,162
	iGate Corp.	324,333	3,156
	Electro Rent Corp.	240,245	3,154
*	Mattson Technology Inc.	663,818	3,067
*	Silicon Image Inc.	1,005,799	3,038
*	NetSuite Inc.	207,596	3,018
*	Knot Inc.	383,560	2,999
*	Monotype Imaging Holdings Inc.	299,513	2,914
*	Ness Technologies Inc.	460,725	2,907
	Technitrol Inc.	550,520	2,907
	Opnet Technologies Inc.	179,569	2,895
*	Internet Brands Inc. Class A	310,283	2,861
*	Seachange International Inc.	390,441	2,803
*	Novatel Wireless Inc.	412,221	2,774
	Cass Information Systems Inc.	87,933	2,739
*	Anaren Inc.	190,018	2,706
*	IXYS Corp.	311,729	2,662
*	NCI Inc. Class A	87,947	2,659
*	DivX Inc.	368,967	2,642
*	Isilon Systems Inc.	303,805	2,616
*	Airvana Inc.	335,614	2,571
*	DSP Group Inc.	307,223	2,559
*	Liquidity Services Inc.	221,081	2,551
	Bel Fuse Inc. Class B	122,411	2,467
*	DemandTec Inc.	347,250	2,413
*	Cogo Group Inc.	339,405	2,372
*	PROS Holdings Inc.	239,738	2,369
*	Integral Systems Inc.	231,140	2,226
*	Powerwave Technologies Inc.	1,766,232	2,208
*	Symyx Technologies Inc.	456,526	2,050
*	Double-Take Software Inc.	222,378	1,981
*	China Information Security Technology Inc.	387,759	1,958
	Renaissance Learning Inc.	117,982	1,915
*	Dice Holdings Inc.	248,482	1,889
*	Advanced Analogic Technologies Inc.	540,136	1,885
*	BigBand Networks Inc.	529,159	1,868
*	Limelight Networks Inc.	507,427	1,857
*	Stamps.com Inc.	170,954	1,727
*	Deltek Inc.	218,308	1,668
*	FalconStor Software Inc.	474,479	1,651
*	Trident Microsystems Inc.	945,803	1,646
*,^ Magma Design Automation Inc.		618,972	1,609
	Marchex Inc. Class B	285,115	1,457
*	CPI International Inc.	98,800	1,310
*,^ ICx Technologies Inc.		161,389	1,125
*	TechTarget Inc.	165,906	868
*,^ China TransInfo Technology Corp.		118,022	796

*	Opnext Inc.	299,086	706
	Bel Fuse Inc. Class A	14,944	277
			3,260,905
Materials (5.3%)
	Ashland Inc.	950,458	50,156
	RPM International Inc.	1,724,063	36,792
*	Domtar Corp.	560,311	36,090
	Aptargroup Inc.	902,347	35,507
	Compass Minerals International Inc.	435,235	34,919
	Packaging Corp. of America	1,375,147	33,842
	Cytec Industries Inc.	649,534	30,359
	Temple-Inland Inc.	1,356,670	27,717
	Royal Gold Inc.	583,495	26,963
*	WR Grace & Co.	965,008	26,789
	Huntsman Corp.	2,218,914	26,738
*	Solutia Inc.	1,622,393	26,137
	Cabot Corp.	855,289	26,001
	Rock-Tenn Co. Class A	491,795	22,411
	Silgan Holdings Inc.	357,547	21,535
	Carpenter Technology Corp.	587,957	21,519
	Olin Corp.	1,048,417	20,570
	Sensient Technologies Corp.	653,295	18,985
*,^ Intrepid Potash Inc.		601,485	18,243
*,^ Hecla Mining Co.		3,182,318	17,407
	NewMarket Corp.	162,476	16,733
*	Rockwood Holdings Inc.	594,106	15,815
*	Coeur d'Alene Mines Corp.	1,043,925	15,638
	HB Fuller Co.	649,292	15,070
*	Louisiana-Pacific Corp.	1,663,945	15,059
	Schnitzer Steel Industries Inc.	286,113	15,030
	Eagle Materials Inc.	556,041	14,757
	Worthington Industries Inc.	845,744	14,623
*	Allied Nevada Gold Corp.	835,189	13,839
*	OM Group Inc.	408,236	13,831
	Minerals Technologies Inc.	250,310	12,976
*	Calgon Carbon Corp.	710,392	12,162
*	RTI International Metals Inc.	400,452	12,146
*	PolyOne Corp.	1,173,858	12,020
	Arch Chemicals Inc.	334,725	11,511
	Schweitzer-Mauduit International Inc.	232,872	11,075
*	Century Aluminum Co.	802,654	11,045
	Texas Industries Inc.	314,702	10,753
*	Ferro Corp.	1,074,103	9,441
	Balchem Corp.	373,929	9,217
	Glatfelter	607,047	8,796
*	Stillwater Mining Co.	645,264	8,376
	AMCOL International Corp.	307,359	8,360
	Innophos Holdings Inc.	284,779	7,945
	Kaiser Aluminum Corp.	203,289	7,841
	Koppers Holdings Inc.	273,361	7,742
	A Schulman Inc.	313,915	7,681
*	Clearwater Paper Corp.	151,919	7,482
*	Horsehead Holding Corp.	579,522	6,862
	Westlake Chemical Corp.	264,534	6,822
*	Buckeye Technologies Inc.	515,682	6,745
	Zep Inc.	288,216	6,306
	Deltic Timber Corp.	140,838	6,204

*	Brush Engineered Materials Inc.	269,523	6,083
	Stepan Co.	105,946	5,921
	Haynes International Inc.	161,373	5,734
*	Wausau Paper Corp.	621,606	5,309
*	Boise Inc.	789,830	4,842
*	Spartech Corp.	410,952	4,808
	Myers Industries Inc.	399,953	4,192
*	Graphic Packaging Holding Co.	1,141,947	4,122
	Olympic Steel Inc.	123,466	4,031
*	Zoltek Cos. Inc.	389,963	3,759
*	Headwaters Inc.	804,033	3,691
	Innospec Inc.	315,901	3,589
*	LSB Industries Inc.	215,771	3,288
	Neenah Paper Inc.	195,468	3,096
	AM Castle & Co.	229,688	3,004
*,^ ShengdaTech Inc.		396,031	2,966
*	Bway Holding Co.	146,261	2,940
^	Hawkins Inc.	116,898	2,829
*	General Moly Inc.	819,677	2,721
*,^ China Green Agriculture Inc.		176,476	2,471
	American Vanguard Corp.	271,724	2,215
*	Landec Corp.	333,970	2,214
*	United States Lime & Minerals Inc.	38,292	1,481
			1,003,889
Telecommunication Services (1.1%)
*	tw telecom inc Class A	1,995,215	36,213
*	NeuStar Inc. Class A	992,759	25,017
*	Syniverse Holdings Inc.	880,284	17,139
*	Leap Wireless International Inc.	826,444	13,521
*	Cincinnati Bell Inc.	2,712,385	9,249
*	AboveNet Inc.	177,137	8,986
*	PAETEC Holding Corp.	1,751,511	8,197
	NTELOS Holdings Corp.	424,095	7,545
	Iowa Telecommunications Services Inc.	438,536	7,324
*	Neutral Tandem Inc.	426,220	6,811
*	Premiere Global Services Inc.	760,739	6,284
*	Global Crossing Ltd.	400,260	6,064
	Consolidated Communications Holdings Inc.	316,947	6,009
	Atlantic Tele-Network Inc.	132,399	5,949
*	Cogent Communications Group Inc.	565,837	5,890
	Shenandoah Telecommunications Co.	298,880	5,619
	Alaska Communications Systems Group Inc.	591,693	4,805
*	Cbeyond Inc.	309,159	4,229
	USA Mobility Inc.	301,624	3,822
*	General Communication Inc. Class A	451,819	2,607
*	ICO Global Communications Holdings Ltd.	1,978,944	2,375
*	Vonage Holdings Corp.	1,454,916	1,964
*	SureWest Communications	178,187	1,531
*	TerreStar Corp.	921,446	1,216
*	FiberTower Corp.	140,291	652
			199,018
Utilities (3.4%)
	AGL Resources Inc.	1,033,391	39,941
	ITC Holdings Corp.	677,829	37,281
	Atmos Energy Corp.	1,236,262	35,320
	Great Plains Energy Inc.	1,806,640	33,549
	Westar Energy Inc.	1,455,827	32,465

Hawaiian Electric Industries Inc.			1,229,805	27,609
Piedmont Natural Gas Co. Inc.			976,712	26,938
Vectren Corp.			1,029,225	25,442
Nicor Inc.			603,913	25,316
WGL Holdings Inc.			671,010	23,250
IDACORP Inc.			636,175	22,024
Cleco Corp.			807,457	21,438
New Jersey Resources Corp.			560,903	21,068
Portland General Electric Co.			1,003,777	19,383
Southwest Gas Corp.			600,135	17,956
South Jersey Industries Inc.			398,126	16,717
Northwest Natural Gas Co.			354,326	16,512
Black Hills Corp.			519,244	15,759
Avista Corp.			731,851	15,157
Unisource Energy Corp.			477,867	15,024
PNM Resources Inc.			1,157,954	14,509
Allete Inc.			395,865	13,254
NorthWestern Corp.			480,783	12,890
* El Paso Electric Co.			591,312	12,181
MGE Energy Inc.			308,813	10,920
UIL Holdings Corp.			379,527	10,437
California Water Service Group			263,392	9,906
Laclede Group Inc.			282,525	9,527
Empire District Electric Co.			480,076	8,651
CH Energy Group Inc.			211,426	8,635
American States Water Co.			246,461	8,552
Ormat Technologies Inc.			273,344	7,692
SJW Corp.			185,119	4,706
Chesapeake Utilities Corp.			118,807	3,540
Central Vermont Public Service Corp.			155,641	3,139
Middlesex Water Co.			180,419	3,076
Connecticut Water Service Inc.			113,680	2,645
Consolidated Water Co. Ltd.			184,979	2,512
*,^ China Natural Gas Inc.			183,740	1,802
				636,723
Total Common Stocks (Cost $16,992,961)				18,732,306
				Market
				Value
	Coupon		Shares	($000)
Temporary Cash Investments (2.4%)[1]
Money Market Fund (2.4%)
[2,3] Vanguard Market Liquidity Fund	0.183%		439,234,000	439,234

			Face	Market
		Maturity	Amount	Value
	Coupon	Date	($000)	($000)
U.S. Government and Agency Obligations (0.0%)
[4,5] Fannie Mae Discount Notes	0.260%	9/1/10	2,000	1,998
[4,5] Freddie Mac Discount Notes	0.230%	6/21/10	2,000	1,999
				3,997
Total Temporary Cash Investments (Cost $443,232)				443,231
Total Investments (101.9%) (Cost $17,436,193)				19,175,537
Other Assets and Liabilities-Net (-1.9%)[2]				(355,323)
Net Assets (100%)				18,820,214

* Non-income-producing security.

^ Part of security position is on loan to broker-dealers. The total value of securities on loan is $281,880,000.
1 The fund invests a portion of its cash reserves in equity markets through the use of index futures contracts. After giving effect to futures investments, the fund's effective common stock and temporary cash investment positions represent 100.0% and 1.9%, respectively, of net assets.
2 Includes $323,510,000 of collateral received for securities on loan.
3 Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by Vanguard. Rate shown is the 7-day yield.
4 Securities with a value of $3,997,000 have been segregated as initial margin for open futures contracts.
5 The issuer operates under a congressional charter; its securities are not backed by the full faith and credit of the U.S. government.

A. Security Valuation: Securities are valued as of the close of trading on the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date. Equity securities are valued at the latest quoted sales prices or official closing prices taken from the primary market in which each security trades; such securities not traded on the valuation date are valued at the mean of the latest quoted bid and asked prices. Securities for which market quotations are not readily available, or whose values have been materially affected by events occurring before the fund's pricing time but after the close of the securities’ primary markets, are valued by methods deemed by the board of trustees to represent fair value. Investments in Vanguard Market Liquidity Fund are valued at that fund's net asset value. Temporary cash investments acquired over 60 days to maturity are valued using the latest bid prices or using valuations based on a matrix system (which considers such factors as security prices, yields, maturities, and ratings), both as furnished by independent pricing services. Other temporary cash investments are valued at amortized cost, which approximates market value.

B. Futures Contracts: The fund uses index futures contracts to a limited extent, with the objectives of maintaining full exposure to the stock market, enhancing returns, maintaining liquidity, and minimizing transaction costs. The fund may purchase futures contracts to immediately invest incoming cash in the market, or sell futures in response to cash outflows, thereby simulating a fully invested position in the underlying index while maintaining a cash balance for liquidity. The fund may seek to enhance returns by using futures contracts instead of the underlying securities when futures are believed to be priced more attractively than the underlying securities. The primary risks associated with the use of futures contracts are imperfect correlation between changes in market values of stocks held by the fund and the prices of futures contracts, and the possibility of an illiquid market.

Futures contracts are valued at their quoted daily settlement prices. The aggregate principal amounts of the contracts are not recorded in the Schedule of Investments. Fluctuations in the value of the contracts are recorded in the Schedule of Investments as an asset (liability).

($000)

		Number of	Aggregate	Unrealized
		Long (Short)	Settlement	Appreciation
Futures Contracts	Expiration	Contracts	Value	(Depreciation)
E-mini Russell 2000 Index	June 2010	1,294	87,617	(123)

Unrealized appreciation (depreciation) on open futures contracts is required to be treated as realized gain (loss) for tax purposes.

C. Various inputs may be used to determine the value of the fund's investments. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

Level 1—Quoted prices in active markets for identical securities.

Small-Cap Index Fund

Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3—Significant unobservable inputs (including the fund's own assumptions used to determine the fair value of investments).

The following table summarizes the fund's investments as of March 31, 2010, based on the inputs used to value them: The following table summarizes changes in investments valued based on Level 3 inputs during the period ended March 31, 2010:

	Level 1	Level 2	Level 3
Investments	($000)	($000)	($000)
Common Stocks	18,732,304	—	2
Temporary Cash Investments	439,234	3,997	—
Futures Contracts—Assets[1]	75	—	—
Futures Contracts—Liabilities[1]	(757)
Total	19,170,856	3,997	2
1 Represents variation margin on the last day of the reporting period.

			Investments in
		Common Stocks
			($000)
Amount valued based on Level 3 Inputs
Balance as of December 31, 2009			—
Transfers into out of Level 3			2
Balance as of March 31, 2010			2

D. At March 31, 2010, the cost of investment securities for tax purposes was $17,436,193,000. Net unrealized appreciation of investment securities for tax purposes was $1,739,344,000, consisting of unrealized gains of $3,593,130,000 on securities that had risen in value since their purchase and $1,853,786,000 in unrealized losses on securities that had fallen in value since their purchase.

Vanguard Small-Cap Growth Index Fund

Schedule of Investments
As of March 31, 2010

			Market
			Value
		Shares	($000)
Common Stocks (100.0%)[1]
Consumer Discretionary (18.7%)
*,^ Sirius XM Radio Inc.		32,494,017	28,286
*	Big Lots Inc.	695,743	25,339
	Phillips-Van Heusen Corp.	434,888	24,945
*	Aeropostale Inc.	848,433	24,460
*	J Crew Group Inc.	505,921	23,222
	Gentex Corp.	1,160,724	22,541
*	Hanesbrands Inc.	801,220	22,290
	Chico's FAS Inc.	1,497,719	21,597
*	WMS Industries Inc.	494,328	20,732
*	TRW Automotive Holdings Corp.	694,934	19,861
*	Dick's Sporting Goods Inc.	752,955	19,660
*	Panera Bread Co. Class A	253,678	19,404
*	Warnaco Group Inc.	383,280	18,286
*	Liberty Media Corp. - Capital	494,030	17,968
*	Bally Technologies Inc.	438,836	17,790
	Sotheby's	563,265	17,512
*	Tempur-Pedic International Inc.	568,230	17,138
*	Brink's Home Security Holdings Inc.	385,669	16,410
	John Wiley & Sons Inc. Class A	371,033	16,058
	Tractor Supply Co.	273,885	15,899
*	Career Education Corp.	473,586	14,984
*	Deckers Outdoor Corp.	108,149	14,925
*	Fossil Inc.	393,326	14,844
*	Lululemon Athletica Inc.	325,579	13,512
	Polaris Industries Inc.	261,520	13,379
	Aaron's Inc.	391,285	13,045
*	Cheesecake Factory Inc.	481,856	13,039
*	Gymboree Corp.	251,470	12,983
*	Corinthian Colleges Inc.	700,567	12,323
*	Office Depot Inc.	1,503,662	11,999
*	Tenneco Inc.	499,708	11,818
*	Madison Square Garden Inc. Class A	519,210	11,282
*	Capella Education Co.	119,513	11,096
*	Live Nation Entertainment Inc.	740,324	10,735
*	OfficeMax Inc.	642,293	10,546
*	AnnTaylor Stores Corp.	495,133	10,249
	Pool Corp.	412,462	9,338
	Thor Industries Inc.	303,584	9,171
	Matthews International Corp. Class A	255,322	9,064
*	Life Time Fitness Inc.	313,658	8,814
*	Childrens Place Retail Stores Inc.	195,727	8,720
*	Coinstar Inc.	261,749	8,507
*	Eastman Kodak Co.	1,468,527	8,503
*	JOS A Bank Clothiers Inc.	153,937	8,413
*,^ Under Armour Inc. Class A		285,439	8,395
*	New York Times Co. Class A	747,605	8,321
*	Scientific Games Corp. Class A	589,056	8,294
*	PF Chang's China Bistro Inc.	185,109	8,169
*	DreamWorks Animation SKG Inc. Class A	199,818	7,871

*	Morningstar Inc.	163,654	7,870
	Brunswick Corp.	483,583	7,723
*	Valassis Communications Inc.	263,749	7,340
*	CEC Entertainment Inc.	191,392	7,290
*	Carter's Inc.	239,083	7,208
*	Buffalo Wild Wings Inc.	144,231	6,939
*	American Public Education Inc.	145,629	6,786
*	Blue Nile Inc.	122,503	6,740
*	Steven Madden Ltd.	137,419	6,706
	CTC Media Inc.	384,464	6,621
*	Texas Roadhouse Inc. Class A	473,481	6,577
*	CROCS Inc.	721,252	6,325
*	Hibbett Sports Inc.	241,125	6,168
*	Sally Beauty Holdings Inc.	690,736	6,161
*	True Religion Apparel Inc.	202,909	6,160
	National CineMedia Inc.	354,817	6,124
	Arbitron Inc.	223,556	5,960
	Monro Muffler Brake Inc.	157,603	5,636
*	Vail Resorts Inc.	138,738	5,562
*	Penske Auto Group Inc.	385,547	5,560
*	Sonic Corp.	488,405	5,397
*	American Axle & Manufacturing Holdings Inc.	527,596	5,265
*	Steiner Leisure Ltd.	116,634	5,169
*	DineEquity Inc.	125,830	4,974
*	Ulta Salon Cosmetics & Fragrance Inc.	219,289	4,960
*	Papa John's International Inc.	190,430	4,896
*	Lumber Liquidators Holdings Inc.	183,140	4,884
*	Interval Leisure Group Inc.	333,424	4,855
	Choice Hotels International Inc.	137,922	4,801
*	RCN Corp.	300,798	4,536
*	Dress Barn Inc.	171,473	4,486
*	Peet's Coffee & Tea Inc.	109,463	4,340
^	Buckle Inc.	116,859	4,296
^	PetMed Express Inc.	192,558	4,269
	NutriSystem Inc.	234,479	4,176
*	Maidenform Brands Inc.	189,747	4,146
	Ryland Group Inc.	184,525	4,141
*	hhgregg Inc.	161,769	4,083
*	Citi Trends Inc.	123,593	4,009
*	Shutterfly Inc.	162,063	3,904
*	Universal Technical Institute Inc.	169,776	3,874
*	Lincoln Educational Services Corp.	153,026	3,872
*	Drew Industries Inc.	175,385	3,862
*,^ Fuel Systems Solutions Inc.		118,440	3,785
*	Shuffle Master Inc.	451,765	3,700
*	Wet Seal Inc. Class A	776,945	3,698
*	BJ's Restaurants Inc.	158,020	3,682
*	HSN Inc.	124,817	3,675
*	Exide Technologies	636,906	3,662
*	Zumiez Inc.	178,192	3,651
*	Skechers U.S.A. Inc. Class A	99,358	3,609
*	Grand Canyon Education Inc.	134,558	3,517
*	Saks Inc.	406,648	3,497
*	Coldwater Creek Inc.	500,720	3,475
*	Knology Inc.	258,175	3,470
*	ArvinMeritor Inc.	256,580	3,425
*	Talbots Inc.	263,280	3,412
*	K12 Inc.	149,065	3,311

*	California Pizza Kitchen Inc.	193,358	3,247
	National Presto Industries Inc.	26,263	3,123
*	Denny's Corp.	812,922	3,122
*	Liz Claiborne Inc.	399,590	2,969
*	Volcom Inc.	143,575	2,803
*	Universal Electronics Inc.	115,262	2,575
*	Pier 1 Imports Inc.	383,046	2,440
*	HOT Topic Inc.	372,690	2,423
*	iRobot Corp.	158,397	2,401
	Callaway Golf Co.	271,379	2,394
*	Retail Ventures Inc.	247,758	2,356
*	99 Cents Only Stores	142,042	2,315
*	AFC Enterprises Inc.	214,669	2,303
*	Pre-Paid Legal Services Inc.	60,059	2,273
*	Orbitz Worldwide Inc.	317,963	2,261
*	Modine Manufacturing Co.	194,638	2,188
*,^ Overstock.com Inc.		134,484	2,185
*	CKX Inc.	352,931	2,163
*	Lions Gate Entertainment Corp.	346,567	2,163
*	Dolan Media Co.	190,400	2,070
*	Mediacom Communications Corp. Class A	341,745	2,033
*,^ Hovnanian Enterprises Inc. Class A		449,044	1,953
*	Krispy Kreme Doughnuts Inc.	482,467	1,940
*	Meritage Homes Corp.	89,106	1,871
*	Charming Shoppes Inc.	341,324	1,864
*	Pinnacle Entertainment Inc.	177,317	1,727
*	Smith & Wesson Holding Corp.	451,266	1,706
*	Wonder Auto Technology Inc.	152,839	1,617
*	Federal Mogul Corp.	88,045	1,617
*	DSW Inc. Class A	62,368	1,592
	Ambassadors Group Inc.	142,799	1,578
*,^ Fuqi International Inc.		139,356	1,519
*	Pacific Sunwear Of California	279,342	1,483
*	Morgans Hotel Group Co.	225,448	1,445
*	LIN TV Corp. Class A	242,756	1,396
	Systemax Inc.	61,483	1,337
*	Martha Stewart Living Omnimedia Class A	223,412	1,247
*	K-Swiss Inc. Class A	114,211	1,195
*	Isle of Capri Casinos Inc.	149,309	1,162
	Gaiam Inc. Class A	133,761	1,110
*	M/I Homes Inc.	74,084	1,085
*	New York & Co. Inc.	224,792	1,077
*	Fisher Communications Inc.	59,522	839
*	American Apparel Inc.	269,163	816
*	Leapfrog Enterprises Inc.	103,742	680
	Sturm Ruger & Co. Inc.	56,082	672
*,^ Raser Technologies Inc.		569,245	569
*	1-800-Flowers.com Inc. Class A	224,121	563
	Spartan Motors Inc.	91,996	515
*	Monarch Casino & Resort Inc.	52,542	449
*	Outdoor Channel Holdings Inc.	59,298	391
*	Marine Products Corp.	60,509	363
*	Zale Corp.	94,306	258
*,^ Blockbuster Inc. Class A		936,171	236
*	Blockbuster Inc. Class B	279,517	53
*	Krispy Kreme Doughnuts Inc. Warrants Exp. 03/02/2012	2,546	—
			1,099,689

Consumer Staples (2.9%)
*	Green Mountain Coffee Roasters Inc.	294,102	28,475
	Herbalife Ltd.	512,833	23,652
*	NBTY Inc.	468,870	22,496
*	BJ's Wholesale Club Inc.	303,716	11,234
	Corn Products International Inc.	315,055	10,920
*	United Natural Foods Inc.	346,060	9,735
*	Rite Aid Corp.	5,237,081	7,856
	Diamond Foods Inc.	177,888	7,478
*	American Italian Pasta Co.	177,222	6,889
*	Darling International Inc.	692,221	6,202
*	TreeHouse Foods Inc.	101,350	4,446
*	Boston Beer Co. Inc. Class A	81,224	4,245
*	Alliance One International Inc.	712,916	3,629
	Tootsie Roll Industries Inc.	121,105	3,273
*	Smart Balance Inc.	501,310	3,248
*	Zhongpin Inc.	232,101	2,948
	Cal-Maine Foods Inc.	53,977	1,829
*,^ American Dairy Inc.		91,419	1,751
	Calavo Growers Inc.	91,836	1,675
*	USANA Health Sciences Inc.	51,445	1,616
*	Revlon Inc. Class A	102,144	1,517
	Coca-Cola Bottling Co. Consolidated	25,360	1,488
*,^ Great Atlantic & Pacific Tea Co.		191,940	1,472
*,^ China Sky One Medical Inc.		91,061	1,431
	Arden Group Inc.	10,644	1,131
*	China-Biotics Inc.	47,060	843
*,^ American Oriental Bioengineering Inc.		184,527	753
	National Beverage Corp.	48,653	541
*	Susser Holdings Corp.	24,891	210
			172,983
Energy (7.1%)
	Core Laboratories NV	183,803	24,041
*	Atlas Energy Inc.	624,976	19,449
	St. Mary Land & Exploration Co.	526,582	18,330
*	Atwood Oceanics Inc.	487,027	16,866
*	Dril-Quip Inc.	265,673	16,164
*	Patriot Coal Corp.	722,544	14,783
*	Superior Energy Services Inc.	658,656	13,845
*	Brigham Exploration Co.	833,776	13,299
*	Comstock Resources Inc.	392,483	12,481
*	Whiting Petroleum Corp.	149,789	12,109
*	Exterran Holdings Inc.	500,011	12,085
	Frontier Oil Corp.	881,290	11,897
*	Arena Resources Inc.	323,687	10,811
*	Gran Tierra Energy Inc.	1,821,488	10,747
*	Bill Barrett Corp.	344,573	10,582
*	Rosetta Resources Inc.	440,809	10,381
	CARBO Ceramics Inc.	164,954	10,283
	Holly Corp.	359,776	10,041
*	Key Energy Services Inc.	1,044,172	9,972
*	McMoRan Exploration Co.	652,369	9,544
*	Tetra Technologies Inc.	635,438	7,765
*,^ ATP Oil & Gas Corp.		383,572	7,215
*	Helix Energy Solutions Group Inc.	542,772	7,072
*	Oil States International Inc.	146,608	6,647
	World Fuel Services Corp.	237,635	6,331

*	Clean Energy Fuels Corp.	276,881	6,307
*	Complete Production Services Inc.	504,392	5,826
*	Unit Corp.	133,101	5,627
*	Contango Oil & Gas Co.	106,739	5,460
*	Carrizo Oil & Gas Inc.	235,373	5,402
*,^ BPZ Resources Inc.		726,384	5,339
*	Northern Oil and Gas Inc.	309,797	4,910
*	SEACOR Holdings Inc.	56,653	4,570
*	Hercules Offshore Inc.	965,162	4,160
*	Willbros Group Inc.	333,598	4,007
*	Cal Dive International Inc.	509,025	3,731
	Lufkin Industries Inc.	43,879	3,473
*	Pioneer Drilling Co.	455,497	3,207
*,^ Goodrich Petroleum Corp.		204,895	3,205
*	Tesco Corp.	269,801	3,149
*	Rex Energy Corp.	270,586	3,082
	RPC Inc.	248,963	2,771
*	Gulfport Energy Corp.	233,568	2,625
*	Superior Well Services Inc.	193,748	2,592
*	Venoco Inc.	198,678	2,549
*	Matrix Service Co.	220,969	2,378
*	Clayton Williams Energy Inc.	66,449	2,324
*,^ GMX Resources Inc.		249,584	2,052
*	Dawson Geophysical Co.	65,802	1,924
*	OYO Geospace Corp.	40,106	1,917
*	Crosstex Energy Inc.	216,110	1,878
*	Petroleum Development Corp.	81,045	1,878
*	Seahawk Drilling Inc.	98,181	1,851
*	International Coal Group Inc.	385,978	1,764
*,^ Uranium Energy Corp.		454,329	1,463
*	Basic Energy Services Inc.	188,134	1,451
*	Warren Resources Inc.	565,631	1,425
*	Cheniere Energy Inc.	453,467	1,401
*	Delta Petroleum Corp.	986,958	1,392
*	T-3 Energy Services Inc.	54,420	1,337
*	Hornbeck Offshore Services Inc.	69,303	1,287
*	Endeavour International Corp.	937,526	1,191
*	Bronco Drilling Co. Inc.	217,548	1,022
*	Approach Resources Inc.	105,116	954
	W&T Offshore Inc.	101,509	853
	Vaalco Energy Inc.	166,467	822
	Alon USA Energy Inc.	78,892	572
*,^ Sulphco Inc.		283,514	82
			417,950
Financials (7.2%)
*	MSCI Inc. Class A	871,291	31,454
	Jones Lang LaSalle Inc.	352,229	25,674
	Taubman Centers Inc.	449,547	17,946
*	AmeriCredit Corp.	730,207	17,350
*	SVB Financial Group	342,958	16,002
	Equity Lifestyle Properties Inc.	242,902	13,088
*	Signature Bank	341,735	12,661
*	Stifel Financial Corp.	229,546	12,338
*	Knight Capital Group Inc. Class A	745,604	11,370
*,^ Federal National Mortgage Assn.		9,373,107	9,842
	Cash America International Inc.	246,736	9,741
*	Sunstone Hotel Investors Inc.	827,376	9,242

*	Portfolio Recovery Associates Inc.	141,307	7,754
	First Citizens BancShares Inc. Class A	36,857	7,326
*	Forest City Enterprises Inc. Class A	507,244	7,309
	PrivateBancorp Inc. Class A	510,972	7,000
*,^ Federal Home Loan Mortgage Corp.		5,462,212	6,937
*	Ezcorp Inc. Class A	328,000	6,757
*	Pico Holdings Inc.	171,309	6,371
	Apartment Investment & Management Co.	344,677	6,346
*	Investment Technology Group Inc.	368,379	6,148
*	Riskmetrics Group Inc.	264,339	5,977
*	optionsXpress Holdings Inc.	364,363	5,935
*	Investors Bancorp Inc.	434,023	5,729
*	Interactive Brokers Group Inc.	347,180	5,607
*	Texas Capital Bancshares Inc.	286,594	5,442
	East West Bancorp Inc.	309,215	5,387
*	Alexander's Inc.	17,190	5,142
	DuPont Fabros Technology Inc.	229,809	4,962
*	Dollar Financial Corp.	203,159	4,888
*	Greenlight Capital Re Ltd. Class A	177,067	4,724
*	KBW Inc.	171,912	4,624
*	First Cash Financial Services Inc.	200,830	4,332
	Home Bancshares Inc.	162,322	4,292
	MarketAxess Holdings Inc.	254,297	4,000
	Radian Group Inc.	244,149	3,818
*	Credit Acceptance Corp.	91,383	3,769
	Cohen & Steers Inc.	142,128	3,548
*	MGIC Investment Corp.	313,129	3,435
*	Tejon Ranch Co.	107,570	3,283
*	GLG Partners Inc.	1,055,815	3,241
	PS Business Parks Inc.	57,573	3,074
*	MBIA Inc.	489,970	3,072
	Duff & Phelps Corp. Class A	167,122	2,798
	Tower Group Inc.	124,581	2,762
*	Forestar Group Inc.	143,598	2,711
*	Nara Bancorp Inc.	302,373	2,649
*	eHealth Inc.	166,927	2,629
*	Beneficial Mutual Bancorp Inc.	276,079	2,617
*	Citizens Inc.	369,463	2,553
	First Financial Bankshares Inc.	49,170	2,535
	Suffolk Bancorp	80,851	2,483
	Cardinal Financial Corp.	229,618	2,452
	Danvers Bancorp Inc.	175,061	2,421
	Evercore Partners Inc. Class A	80,292	2,409
	Calamos Asset Management Inc. Class A	165,507	2,373
	Harleysville National Corp.	345,421	2,314
*	Broadpoint Gleacher Securities Inc.	517,546	2,070
*	Pinnacle Financial Partners Inc.	131,882	1,993
	Westwood Holdings Group Inc.	48,000	1,766
*	International Assets Holding Corp.	117,034	1,752
*	Cardtronics Inc.	136,995	1,722
*	United Community Banks Inc.	376,010	1,658
	Saul Centers Inc.	39,856	1,650
*	NewStar Financial Inc.	248,635	1,586
*	Hilltop Holdings Inc.	133,039	1,563
	ViewPoint Financial Group	94,374	1,530
	Oritani Financial Corp.	93,567	1,504
*,^ Ambac Financial Group Inc.		2,425,844	1,351
*	Strategic Hotels & Resorts Inc.	317,423	1,349

*	First Industrial Realty Trust Inc.	172,886	1,342
	GFI Group Inc.	209,200	1,209
	Maiden Holdings Ltd.	155,956	1,153
*	Gramercy Capital Corp.	358,056	999
	GAMCO Investors Inc.	21,525	979
*	Western Alliance Bancorp	171,259	974
	NorthStar Realty Finance Corp.	208,425	877
*	Meridian Interstate Bancorp Inc.	84,122	875
*	FBR Capital Markets Corp.	168,381	766
*	TradeStation Group Inc.	97,861	686
*	First Marblehead Corp.	191,196	543
*	Avatar Holdings Inc.	24,939	542
*	Asset Acceptance Capital Corp.	83,791	529
*	LaBranche & Co. Inc.	96,916	510
	Consolidated-Tomoka Land Co.	15,906	501
^	Life Partners Holdings Inc.	22,077	489
*	Grubb & Ellis Co.	218,673	481
^	CompuCredit Holdings Corp.	91,059	470
*	Crawford & Co. Class B	115,201	469
	Rockville Financial Inc.	36,803	449
	Roma Financial Corp.	32,362	406
*	Crawford & Co. Class A	125,796	380
	Universal Insurance Holdings Inc.	50,847	257
	Teton Advisors Inc. Class B	264	1
			420,024
Health Care (17.8%)
*	OSI Pharmaceuticals Inc.	488,800	29,108
*	Valeant Pharmaceuticals International	650,624	27,918
*	Tenet Healthcare Corp.	4,051,594	23,175
*	United Therapeutics Corp.	408,037	22,577
*	VCA Antech Inc.	719,756	20,175
*	BioMarin Pharmaceutical Inc.	848,214	19,823
*	InterMune Inc.	406,766	18,130
*	Salix Pharmaceuticals Ltd.	461,814	17,203
*	Bio-Rad Laboratories Inc. Class A	160,037	16,567
*	Thoratec Corp.	478,859	16,018
*	Onyx Pharmaceuticals Inc.	523,207	15,843
*	Healthsouth Corp.	785,665	14,692
*	NuVasive Inc.	321,789	14,545
*	Regeneron Pharmaceuticals Inc.	527,073	13,962
*	Psychiatric Solutions Inc.	449,946	13,408
*	Immucor Inc.	590,499	13,221
*	Sirona Dental Systems Inc.	347,545	13,217
*	Catalyst Health Solutions Inc.	316,200	13,084
*,^ Amedisys Inc.		235,397	12,999
*	Varian Inc.	244,371	12,654
	Medicis Pharmaceutical Corp. Class A	500,843	12,601
*	Incyte Corp. Ltd.	898,342	12,541
*	Auxilium Pharmaceuticals Inc.	397,404	12,383
*	Haemonetics Corp.	215,640	12,324
*	Nektar Therapeutics	784,720	11,936
*	PSS World Medical Inc.	502,357	11,810
	West Pharmaceutical Services Inc.	277,855	11,656
*	American Medical Systems Holdings Inc.	627,143	11,652
*	Parexel International Corp.	489,522	11,411
*	HMS Holdings Corp.	221,716	11,305
*	Dionex Corp.	149,165	11,155

*	Cubist Pharmaceuticals Inc.	488,188	11,004
*	Acorda Therapeutics Inc.	320,900	10,975
	Masimo Corp.	412,967	10,964
*	Allscripts-Misys Healthcare Solutions Inc.	550,168	10,761
	Chemed Corp.	189,906	10,327
*	Alkermes Inc.	795,098	10,312
*	Align Technology Inc.	532,864	10,306
	Quality Systems Inc.	156,698	9,628
*	Eclipsys Corp.	479,788	9,538
*	ev3 Inc.	567,201	8,996
*	Volcano Corp.	369,168	8,919
*	Cepheid Inc.	493,334	8,623
*	Seattle Genetics Inc.	719,953	8,596
*	Isis Pharmaceuticals Inc.	786,915	8,593
*	Brookdale Senior Living Inc.	389,414	8,111
*	Bruker Corp.	553,268	8,105
*	Integra LifeSciences Holdings Corp.	179,844	7,883
*	Theravance Inc.	562,146	7,488
*	Par Pharmaceutical Cos. Inc.	293,409	7,277
*	AMERIGROUP Corp.	215,241	7,155
	Meridian Bioscience Inc.	341,381	6,954
*	WellCare Health Plans Inc.	231,504	6,899
*	athenahealth Inc.	184,476	6,744
*	Emergency Medical Services Corp. Class A	117,464	6,643
*	Pharmasset Inc.	239,496	6,418
*	Martek Biosciences Corp.	279,839	6,299
*	Wright Medical Group Inc.	325,547	5,785
*	Facet Biotech Corp.	211,043	5,696
*	Luminex Corp.	334,440	5,629
*,^ Vivus Inc.		644,814	5,623
*	Exelixis Inc.	903,889	5,487
*	Savient Pharmaceuticals Inc.	364,584	5,268
*	Conceptus Inc.	258,920	5,168
*	Genoptix Inc.	144,586	5,131
*	Alnylam Pharmaceuticals Inc.	299,572	5,099
*	Abaxis Inc.	185,542	5,045
*	MedAssets Inc.	238,063	4,999
*	Halozyme Therapeutics Inc.	617,064	4,930
*	Celera Corp.	690,696	4,904
*	Hanger Orthopedic Group Inc.	266,558	4,846
*	Phase Forward Inc.	364,393	4,763
*	Orthofix International NV	129,969	4,728
*	PharMerica Corp.	257,636	4,694
*	LHC Group Inc.	139,879	4,690
*	Zoll Medical Corp.	177,608	4,682
*	Healthways Inc.	284,816	4,577
*	Neogen Corp.	179,905	4,516
*	Cyberonics Inc.	233,646	4,477
*	Affymetrix Inc.	599,024	4,397
*	Bio-Reference Labs Inc.	99,045	4,355
*	Gentiva Health Services Inc.	152,425	4,311
*	IPC The Hospitalist Co. Inc.	115,421	4,052
*	Micromet Inc.	500,596	4,045
*	Questcor Pharmaceuticals Inc.	486,439	4,003
*	Insulet Corp.	263,286	3,973
*	MWI Veterinary Supply Inc.	97,754	3,949
*	SonoSite Inc.	122,636	3,938
*,^ Enzon Pharmaceuticals Inc.		382,910	3,898

*	ICU Medical Inc.	112,160	3,864
*	DexCom Inc.	396,280	3,856
*	Natus Medical Inc.	239,234	3,806
*,^ MannKind Corp.		569,519	3,736
*,^ Emeritus Corp.		182,039	3,704
*	Inspire Pharmaceuticals Inc.	588,802	3,674
*	Affymax Inc.	156,097	3,657
*	Omnicell Inc.	255,525	3,585
*	Medicines Co.	445,635	3,494
*	Merit Medical Systems Inc.	224,544	3,424
*	Centene Corp.	142,310	3,421
*	Quidel Corp.	228,742	3,326
*	Air Methods Corp.	93,806	3,189
*	Allos Therapeutics Inc.	427,101	3,173
	PDL BioPharma Inc.	504,645	3,134
*	Viropharma Inc.	228,017	3,108
*,^ Sequenom Inc.		490,239	3,093
*	AMAG Pharmaceuticals Inc.	88,365	3,085
*	Symmetry Medical Inc.	301,870	3,031
*	Momenta Pharmaceuticals Inc.	195,308	2,924
*,^ Geron Corp.		502,017	2,851
*	ABIOMED Inc.	268,536	2,774
*	SurModics Inc.	125,109	2,620
*,^ Cell Therapeutics Inc.		4,835,090	2,614
*	Almost Family Inc.	69,302	2,612
*	Zymogenetics Inc.	455,721	2,611
*	Dyax Corp.	761,242	2,596
*,^ Medivation Inc.		239,727	2,515
*	Orthovita Inc.	580,127	2,471
*	Arena Pharmaceuticals Inc.	781,736	2,423
*	Immunogen Inc.	297,173	2,404
*	Corvel Corp.	67,195	2,402
*	eResearchTechnology Inc.	346,596	2,395
	Cantel Medical Corp.	119,522	2,373
*	Accuray Inc.	387,511	2,360
*,^ Protalix BioTherapeutics Inc.		357,566	2,346
*	Nabi Biopharmaceuticals	427,756	2,340
*	Rigel Pharmaceuticals Inc.	284,188	2,265
*	inVentiv Health Inc.	99,226	2,229
*	XenoPort Inc.	230,426	2,134
*	Genomic Health Inc.	120,269	2,116
*	NPS Pharmaceuticals Inc.	407,874	2,056
*	Kensey Nash Corp.	84,189	1,986
*	Durect Corp.	657,831	1,980
*	Emergent Biosolutions Inc.	116,810	1,961
*	Somanetics Corp.	101,718	1,947
*	Pozen Inc.	201,269	1,928
	Atrion Corp.	13,274	1,899
*	Pain Therapeutics Inc.	301,854	1,893
*,^ MAKO Surgical Corp.		139,918	1,886
*	Vital Images Inc.	114,457	1,851
*	Sangamo Biosciences Inc.	339,876	1,842
*	MAP Pharmaceuticals Inc.	113,465	1,803
	Landauer Inc.	27,528	1,795
*	Enzo Biochem Inc.	287,981	1,734
*,^ SIGA Technologies Inc.		257,873	1,710
*	Lexicon Pharmaceuticals Inc.	1,150,145	1,702
*	Stereotaxis Inc.	338,810	1,697

*	Clinical Data Inc.	87,168	1,691
*	Cypress Bioscience Inc.	322,152	1,579
*	AMN Healthcare Services Inc.	179,068	1,576
*	Palomar Medical Technologies Inc.	144,702	1,571
*	IRIS International Inc.	152,367	1,556
*	Ligand Pharmaceuticals Inc. Class B	887,706	1,553
*	Synovis Life Technologies Inc.	97,628	1,516
*	CryoLife Inc.	228,205	1,476
*	Exactech Inc.	69,984	1,468
*	Greatbatch Inc.	68,542	1,452
*	Progenics Pharmaceuticals Inc.	266,882	1,422
*	Chindex International Inc.	109,240	1,290
*,^ Cadence Pharmaceuticals Inc.		137,896	1,259
*	Maxygen Inc.	190,361	1,251
*	Alliance HealthCare Services Inc.	218,831	1,230
*	XOMA Ltd.	2,138,191	1,221
*	OraSure Technologies Inc.	193,830	1,149
*	TomoTherapy Inc.	317,215	1,082
*	Kendle International Inc.	59,703	1,044
*	Clarient Inc.	395,253	1,036
*	ATS Medical Inc.	393,582	1,023
*	Arqule Inc.	177,514	1,022
*	Albany Molecular Research Inc.	121,681	1,016
*	Myriad Pharmaceuticals Inc.	205,698	930
*	CardioNet Inc.	120,715	923
*	Orexigen Therapeutics Inc.	154,025	907
*	OncoGenex Pharmaceutical Inc.	43,224	887
*	Opko Health Inc.	417,979	828
*	Idenix Pharmaceuticals Inc.	278,090	784
*	Akorn Inc.	495,235	758
*	Sunrise Senior Living Inc.	136,407	698
*	Osiris Therapeutics Inc.	89,958	666
*,^ Virtual Radiologic Corp.		60,196	662
*	Caraco Pharmaceutical Laboratories Ltd.	98,696	591
*	Hansen Medical Inc.	250,516	574
*,^ GTx Inc.		137,735	460
*	Sucampo Pharmaceuticals Inc. Class A	66,244	236
*	KV Pharmaceutical Co. Class A	72,545	128
*	KV Pharmaceutical Co. Class B	26,991	57
			1,046,246
Industrials (15.7%)
*	Oshkosh Corp.	753,349	30,390
*	UAL Corp.	1,406,577	27,499
	IDEX Corp.	680,643	22,529
*	Waste Connections Inc.	662,678	22,505
	TransDigm Group Inc.	391,772	20,780
	Gardner Denver Inc.	438,342	19,305
	Landstar System Inc.	427,996	17,967
*	Thomas & Betts Corp.	440,919	17,302
	Towers Watson & Co. Class A	356,546	16,936
*	Continental Airlines Inc. Class B	757,779	16,648
	Woodward Governor Co.	518,008	16,566
*	Kirby Corp.	430,449	16,422
	Wabtec Corp.	380,518	16,027
*	BE Aerospace Inc.	525,632	16,005
	Acuity Brands Inc.	364,331	15,378
	CLARCOR Inc.	423,871	14,619

	Toro Co.	288,113	14,167
	Valmont Industries Inc.	154,847	12,826
	UTi Worldwide Inc.	802,027	12,287
*	Tetra Tech Inc.	515,807	11,884
*	General Cable Corp.	437,658	11,817
*	Hexcel Corp.	814,208	11,757
	Actuant Corp. Class A	571,624	11,175
	Knight Transportation Inc.	525,738	11,088
*	Clean Harbors Inc.	198,683	11,039
*	Genesee & Wyoming Inc. Class A	323,478	11,037
*,^ American Superconductor Corp.		354,112	10,234
*	US Airways Group Inc.	1,357,234	9,976
*	Avis Budget Group Inc.	859,184	9,881
	Manitowoc Co. Inc.	715,333	9,299
*	Orbital Sciences Corp.	478,824	9,102
*	HUB Group Inc. Class A	313,651	8,776
*	Geo Group Inc.	432,412	8,570
	Herman Miller Inc.	470,908	8,505
	Heartland Express Inc.	496,649	8,195
	Rollins Inc.	375,525	8,141
*	Middleby Corp.	140,527	8,093
	Mine Safety Appliances Co.	287,642	8,042
*	Old Dominion Freight Line Inc.	235,347	7,858
	Healthcare Services Group Inc.	347,753	7,786
*	SYKES Enterprises Inc.	337,552	7,710
	Corporate Executive Board Co.	287,384	7,642
*	Beacon Roofing Supply Inc.	380,203	7,273
*	II-VI Inc.	211,599	7,160
	ESCO Technologies Inc.	221,578	7,048
*	EMCOR Group Inc.	277,763	6,841
*	CoStar Group Inc.	164,560	6,833
*	Dollar Thrifty Automotive Group Inc.	209,211	6,722
	Forward Air Corp.	243,983	6,417
*	Teledyne Technologies Inc.	144,024	5,944
*	Allegiant Travel Co. Class A	100,417	5,810
	Graco Inc.	176,874	5,660
	HEICO Corp.	109,050	5,623
	American Science & Engineering Inc.	74,819	5,605
	Robbins & Myers Inc.	235,094	5,600
*	AirTran Holdings Inc.	1,076,966	5,471
*	AAR Corp.	213,035	5,288
*	Navigant Consulting Inc.	421,453	5,112
	Baldor Electric Co.	130,546	4,882
	Cubic Corp.	135,199	4,867
*	GrafTech International Ltd.	355,223	4,856
*	GeoEye Inc.	160,705	4,741
*	Astec Industries Inc.	161,485	4,677
*	Mobile Mini Inc.	298,961	4,631
	Badger Meter Inc.	119,567	4,605
*	Resources Connection Inc.	236,366	4,531
*	EnerNOC Inc.	151,488	4,496
	Knoll Inc.	395,395	4,448
*	Esterline Technologies Corp.	87,609	4,331
*	United Rentals Inc.	455,796	4,275
	Mueller Industries Inc.	158,492	4,246
	Administaff Inc.	194,255	4,145
*	Advisory Board Co.	130,738	4,118
	Lindsay Corp.	99,384	4,115

	John Bean Technologies Corp.	232,612	4,080
*	Orion Marine Group Inc.	225,675	4,073
*	Cenveo Inc.	469,977	4,070
	Heidrick & Struggles International Inc.	143,824	4,031
	Raven Industries Inc.	136,671	4,030
*	RBC Bearings Inc.	118,754	3,785
*	TrueBlue Inc.	239,644	3,714
*,^ Harbin Electric Inc.		168,576	3,640
*	Polypore International Inc.	205,455	3,587
*	Force Protection Inc.	588,729	3,544
*	ICF International Inc.	142,601	3,542
*	DynCorp International Inc. Class A	307,747	3,536
*	USG Corp.	204,728	3,513
	AZZ Inc.	103,492	3,503
*	RSC Holdings Inc.	435,701	3,468
*	Stanley Inc.	121,647	3,441
*	Korn/Ferry International	192,524	3,398
*	Aerovironment Inc.	126,718	3,309
*	Exponent Inc.	115,937	3,307
*	Huron Consulting Group Inc.	161,438	3,277
	Simpson Manufacturing Co. Inc.	116,285	3,228
*	K-Tron International Inc.	21,449	3,217
*	Hawaiian Holdings Inc.	433,749	3,197
*,^ Energy Conversion Devices Inc.		385,164	3,016
*	M&F Worldwide Corp.	97,750	2,991
*	Taser International Inc.	495,332	2,903
*	ATC Technology Corp.	168,158	2,886
*,^ GT Solar International Inc.		544,084	2,846
*	Marten Transport Ltd.	138,380	2,727
*	MYR Group Inc.	158,295	2,582
	Standex International Corp.	99,806	2,572
*	CBIZ Inc.	389,833	2,561
*,^ Capstone Turbine Corp.		1,979,501	2,514
*	Team Inc.	151,399	2,512
*	LB Foster Co. Class A	85,486	2,470
	AAON Inc.	108,794	2,461
*	Powell Industries Inc.	72,312	2,352
	Great Lakes Dredge & Dock Corp.	443,910	2,331
*	Michael Baker Corp.	67,389	2,324
	HEICO Corp. Class A	57,980	2,301
*	GenCorp Inc.	393,666	2,268
*	Vicor Corp.	163,408	2,257
*	Cornell Cos. Inc.	119,308	2,185
*	Kforce Inc.	138,997	2,114
*,^ Ener1 Inc.		408,257	1,931
*	Standard Parking Corp.	116,243	1,909
	Kaman Corp.	75,711	1,894
	Viad Corp.	86,730	1,782
*,^ Genco Shipping & Trading Ltd.		84,076	1,775
*	Blount International Inc.	170,582	1,767
*	Metalico Inc.	292,714	1,753
*,^ Energy Recovery Inc.		274,325	1,728
	Dynamic Materials Corp.	108,443	1,694
*	FuelCell Energy Inc.	585,636	1,651
	Houston Wire & Cable Co.	141,151	1,635
*	Saia Inc.	114,309	1,587
*	Fushi Copperweld Inc.	139,149	1,561
*	Furmanite Corp.	293,806	1,525

*	APAC Customer Services Inc.	241,666	1,390
*	CRA International Inc.	60,091	1,377
	Bowne & Co. Inc.	118,380	1,321
*	Sterling Construction Co. Inc.	81,833	1,286
*	ACCO Brands Corp.	160,719	1,231
*	Innerworkings Inc.	230,711	1,200
*	Patriot Transportation Holding Inc.	14,152	1,196
*	Fuel Tech Inc.	142,656	1,144
*	Hill International Inc.	196,086	1,143
*	3D Systems Corp.	80,889	1,104
*	Amerco Inc.	20,227	1,098
	Applied Signal Technology Inc.	52,519	1,028
*	American Commercial Lines Inc.	40,314	1,012
	Sun Hydraulics Corp.	37,537	975
*,^ Evergreen Solar Inc.		832,573	941
*,^ China Fire & Security Group Inc.		69,625	903
*	Pacer International Inc.	146,741	883
*	Titan Machinery Inc.	56,207	769
*	Pike Electric Corp.	77,240	720
*	Argan Inc.	51,305	667
*	Northwest Pipe Co.	27,109	592
*	Sauer-Danfoss Inc.	35,433	471
*,^ Valence Technology Inc.		528,691	449
*	YRC Worldwide Inc.	812,189	442
*	Universal Truckload Services Inc.	18,947	333
	Standard Register Co.	52,828	283
*	Plug Power Inc.	355,651	246
*	Odyssey Marine Exploration Inc.	165,839	217
	Lawson Products Inc.	12,729	197
			918,609
Information Technology (26.0%)
*	Rovi Corp.	867,731	32,219
*	Itron Inc.	337,870	24,519
*	JDS Uniphase Corp.	1,836,906	23,016
*	CommScope Inc.	789,799	22,130
*	MICROS Systems Inc.	670,937	22,060
*	Polycom Inc.	710,623	21,731
*	Atheros Communications Inc.	560,747	21,707
	Solera Holdings Inc.	556,981	21,527
*	Varian Semiconductor Equipment Associates Inc.	619,533	20,519
*	Informatica Corp.	753,200	20,231
*	VistaPrint NV	344,814	19,741
*	QLogic Corp.	965,066	19,591
*,^ WebMD Health Corp.		411,409	19,081
*	Atmel Corp.	3,629,482	18,256
*	Parametric Technology Corp.	992,663	17,918
*	Silicon Laboratories Inc.	365,357	17,417
*	Monster Worldwide Inc.	1,005,535	16,702
	National Instruments Corp.	490,867	16,370
	Jack Henry & Associates Inc.	677,456	16,300
*	TiVo Inc.	920,649	15,761
*	TIBCO Software Inc.	1,427,611	15,404
*	Cypress Semiconductor Corp.	1,311,411	15,081
*	Zebra Technologies Corp.	495,206	14,658
*	Concur Technologies Inc.	350,906	14,391
*	Gartner Inc.	645,432	14,354
*	Sohu.com Inc.	259,050	14,144

*	Genpact Ltd.	826,936	13,868
*	Riverbed Technology Inc.	466,205	13,240
*	VeriFone Holdings Inc.	640,222	12,939
	Plantronics Inc.	413,603	12,937
*	Netlogic Microsystems Inc.	436,329	12,841
*	GSI Commerce Inc.	456,202	12,623
	ADTRAN Inc.	476,256	12,549
*	Unisys Corp.	355,954	12,419
*	Plexus Corp.	333,001	11,998
*	Rambus Inc.	548,063	11,975
*	Microsemi Corp.	689,653	11,959
*,^ Ciena Corp.		770,677	11,745
*	Anixter International Inc.	246,095	11,530
*	Blackboard Inc.	260,486	10,852
*	MercadoLibre Inc.	222,818	10,742
*	Teradyne Inc.	957,570	10,696
*	Blue Coat Systems Inc.	336,659	10,450
*	Viasat Inc.	296,700	10,269
*	InterDigital Inc.	362,498	10,099
*	Cybersource Corp.	560,163	9,881
*	Digital River Inc.	325,337	9,858
*	Vishay Intertechnology Inc.	943,426	9,651
*	Quest Software Inc.	532,880	9,480
	Power Integrations Inc.	227,498	9,373
	Blackbaud Inc.	372,019	9,371
*	Wright Express Corp.	305,204	9,193
*	Mantech International Corp. Class A	187,762	9,168
*	Veeco Instruments Inc.	206,705	8,992
*	TriQuint Semiconductor Inc.	1,281,696	8,972
*	Hittite Microwave Corp.	202,870	8,920
*	j2 Global Communications Inc.	380,170	8,896
*	Finisar Corp.	562,166	8,832
*	Cymer Inc.	230,895	8,612
*	PMC - Sierra Inc.	958,279	8,548
*	Tessera Technologies Inc.	419,731	8,512
	Sapient Corp.	894,217	8,173
	Syntel Inc.	209,967	8,077
*,^ Synaptics Inc.		286,504	7,910
*	Cavium Networks Inc.	315,967	7,855
*	MKS Instruments Inc.	396,230	7,762
*	Rackspace Hosting Inc.	412,867	7,733
*	SRA International Inc. Class A	366,992	7,630
*	Comtech Telecommunications Corp.	237,916	7,611
*	Taleo Corp. Class A	290,686	7,532
*	Cabot Microelectronics Corp.	197,353	7,466
*	SuccessFactors Inc.	391,652	7,457
*	FormFactor Inc.	419,247	7,446
*	ValueClick Inc.	721,708	7,318
*	FEI Co.	317,503	7,274
*	CommVault Systems Inc.	336,862	7,192
*	Aruba Networks Inc.	520,166	7,105
*	Euronet Worldwide Inc.	384,681	7,090
*	Amkor Technology Inc.	1,002,699	7,089
*	AsiaInfo Holdings Inc.	254,784	6,747
*	Diodes Inc.	293,765	6,580
*	Coherent Inc.	205,852	6,579
*	MicroStrategy Inc. Class A	77,028	6,553
*	Ultimate Software Group Inc.	197,459	6,506

*	Scansource Inc.	223,892	6,444
*	Arris Group Inc.	528,114	6,343
*,^ Advent Software Inc.		140,632	6,293
*	Infinera Corp.	731,865	6,235
*	CSG Systems International Inc.	296,002	6,204
*	Net 1 UEPS Technologies Inc.	324,632	5,970
*	Intermec Inc.	419,239	5,945
	Cognex Corp.	317,468	5,870
*	Semtech Corp.	336,529	5,866
*	Compuware Corp.	679,294	5,706
*	Art Technology Group Inc.	1,284,066	5,663
*	Monolithic Power Systems Inc.	249,693	5,568
*	Verigy Ltd.	495,314	5,538
*	Rofin-Sinar Technologies Inc.	244,237	5,525
*	DealerTrack Holdings Inc.	323,380	5,523
*	DG FastChannel Inc.	170,851	5,459
*	Websense Inc.	239,276	5,448
*	TeleTech Holdings Inc.	315,144	5,383
*	Progress Software Corp.	169,222	5,319
*	SAVVIS Inc.	320,352	5,286
*	Tyler Technologies Inc.	279,847	5,244
*	Netezza Corp.	407,816	5,216
	Pegasystems Inc.	138,997	5,143
*	Harmonic Inc.	809,725	5,109
*	DTS Inc.	147,655	5,026
*	Netgear Inc.	189,624	4,949
*,^ Palm Inc.		1,297,949	4,880
*	Ariba Inc.	377,522	4,851
*	Applied Micro Circuits Corp.	560,988	4,841
*	Manhattan Associates Inc.	189,800	4,836
*	International Rectifier Corp.	209,899	4,807
*	Volterra Semiconductor Corp.	191,066	4,796
*	Brooks Automation Inc.	542,918	4,789
*	Omnivision Technologies Inc.	277,688	4,771
*	Acme Packet Inc.	245,220	4,728
*	Quantum Corp.	1,794,629	4,720
*	Advanced Energy Industries Inc.	283,014	4,687
*	Cirrus Logic Inc.	522,803	4,386
*	Standard Microsystems Corp.	187,376	4,362
*	Constant Contact Inc.	178,999	4,156
*	Forrester Research Inc.	132,338	3,979
*	SonicWALL Inc.	457,206	3,973
*	Stratasys Inc.	161,852	3,946
*	ArcSight Inc.	139,614	3,930
*	Fairchild Semiconductor International Inc. Class A	365,336	3,891
*	Global Cash Access Holdings Inc.	474,394	3,876
*	Cogent Inc.	378,013	3,856
*	Super Micro Computer Inc.	222,786	3,850
*	RealNetworks Inc.	794,245	3,836
*	ACI Worldwide Inc.	186,021	3,834
*	Sanmina-SCI Corp.	231,751	3,824
*,^ STEC Inc.		317,264	3,801
*	OSI Systems Inc.	132,979	3,730
*	Entegris Inc.	711,541	3,586
	NIC Inc.	452,625	3,562
*	Netscout Systems Inc.	239,538	3,543
	Heartland Payment Systems Inc.	189,585	3,526
*,^ Switch & Data Facilities Co. Inc.		189,155	3,359

*	RightNow Technologies Inc.	187,675	3,352
*	ATMI Inc.	171,830	3,318
*	FARO Technologies Inc.	128,855	3,318
*	Synchronoss Technologies Inc.	169,784	3,289
*	Universal Display Corp.	278,377	3,276
*	L-1 Identity Solutions Inc.	365,416	3,263
*	Oplink Communications Inc.	175,014	3,245
*	Tekelec	178,466	3,241
*	TTM Technologies Inc.	363,707	3,230
*	EPIQ Systems Inc.	258,673	3,215
*	Compellent Technologies Inc.	182,828	3,209
*,^ Ebix Inc.		200,453	3,201
*	Radiant Systems Inc.	222,926	3,181
*	TNS Inc.	140,622	3,136
*	Sourcefire Inc.	136,047	3,122
*	Sonus Networks Inc.	1,156,174	3,018
*	Integrated Device Technology Inc.	489,892	3,003
*	IPG Photonics Corp.	192,452	2,848
*	comScore Inc.	165,612	2,764
*	Terremark Worldwide Inc.	381,846	2,677
*	Vocus Inc.	155,235	2,647
*	LoopNet Inc.	233,038	2,619
*	Internet Capital Group Inc.	309,851	2,618
*	TeleCommunication Systems Inc. Class A	356,261	2,611
*	Anadigics Inc.	536,445	2,607
*	Move Inc.	1,246,839	2,606
*	S1 Corp.	440,295	2,598
*	Sigma Designs Inc.	219,651	2,576
*	Ultratech Inc.	189,284	2,574
*	Intevac Inc.	185,746	2,567
*	ShoreTel Inc.	374,421	2,475
*	Maxwell Technologies Inc.	198,560	2,460
*	Supertex Inc.	92,577	2,369
*	3PAR Inc.	235,085	2,351
*	Kenexa Corp.	170,772	2,348
*	Power-One Inc.	556,424	2,348
*	Pericom Semiconductor Corp.	215,663	2,310
*	Hughes Communications Inc.	81,963	2,283
*	Conexant Systems Inc.	665,334	2,262
	Daktronics Inc.	294,309	2,243
*	Smith Micro Software Inc.	252,554	2,233
*	Multi-Fineline Electronix Inc.	84,909	2,187
*	Digi International Inc.	197,501	2,101
*	VASCO Data Security International Inc.	252,380	2,082
*	Kopin Corp.	557,594	2,063
*,^ Rubicon Technology Inc.		101,511	2,051
*	Interactive Intelligence Inc.	109,078	2,039
*	ExlService Holdings Inc.	121,807	2,032
*	Comverge Inc.	177,329	2,006
	iGate Corp.	205,747	2,002
*	NetSuite Inc.	131,459	1,911
*	Knot Inc.	241,981	1,892
	MTS Systems Corp.	62,885	1,826
*	Internet Brands Inc. Class A	195,049	1,798
*	Seachange International Inc.	247,196	1,775
*	Ixia	189,192	1,754
*	Novatel Wireless Inc.	260,303	1,752
	Cass Information Systems Inc.	55,424	1,726

*	Anaren Inc.	119,646	1,704
*	NCI Inc. Class A	55,664	1,683
*	IXYS Corp.	196,329	1,677
*	DivX Inc.	233,980	1,675
*	Zoran Corp.	153,893	1,656
*	Isilon Systems Inc.	191,475	1,649
*	China Security & Surveillance Technology Inc.	214,138	1,647
*	Airvana Inc.	211,048	1,617
*	Liquidity Services Inc.	138,891	1,603
*	DemandTec Inc.	218,531	1,519
*	Echelon Corp.	168,413	1,511
*	PROS Holdings Inc.	151,628	1,498
*	Kulicke & Soffa Industries Inc.	204,949	1,486
*	Internap Network Services Corp.	264,388	1,481
*	Perficient Inc.	129,364	1,458
*	Powerwave Technologies Inc.	1,117,210	1,397
*	Rudolph Technologies Inc.	160,949	1,379
	Micrel Inc.	128,880	1,374
*	Silicon Graphics International Corp.	128,045	1,369
*	Rogers Corp.	46,447	1,347
*	Symyx Technologies Inc.	290,448	1,304
*	Lattice Semiconductor Corp.	339,198	1,245
*	Double-Take Software Inc.	139,555	1,243
*	China Information Security Technology Inc.	246,103	1,243
*	Bottomline Technologies Inc.	72,787	1,225
*	Dice Holdings Inc.	157,360	1,196
	Opnet Technologies Inc.	73,672	1,188
*	BigBand Networks Inc.	334,959	1,182
*	Limelight Networks Inc.	320,340	1,172
*	Infospace Inc.	104,499	1,155
*	Stamps.com Inc.	106,698	1,078
*	Actel Corp.	77,480	1,073
*	EMS Technologies Inc.	64,159	1,065
*	Deltek Inc.	138,407	1,057
*	FalconStor Software Inc.	303,127	1,055
*	Silicon Storage Technology Inc.	342,198	1,040
*	Electro Scientific Industries Inc.	81,131	1,039
*,^ Magma Design Automation Inc.		392,715	1,021
*	Imation Corp.	89,903	990
*	Mattson Technology Inc.	210,796	974
*	Monotype Imaging Holdings Inc.	94,611	921
*	infoGROUP Inc.	101,925	795
*	Advanced Analogic Technologies Inc.	223,856	781
*	Exar Corp.	109,552	772
*,^ ICx Technologies Inc.		101,703	709
*	Trident Microsystems Inc.	392,612	683
	Technitrol Inc.	121,489	641
	Renaissance Learning Inc.	36,804	597
	Bel Fuse Inc. Class B	27,379	552
*	Opnext Inc.	185,581	438
	Bel Fuse Inc. Class A	2,884	53
			1,523,115
Materials (2.8%)
*	WR Grace & Co.	608,254	16,885
*	Solutia Inc.	1,022,632	16,475
*	Intrepid Potash Inc.	379,002	11,495
	Royal Gold Inc.	239,228	11,055

NewMarket Corp.	102,417	10,548
Schnitzer Steel Industries Inc.	180,378	9,475
* Allied Nevada Gold Corp.	526,693	8,727
* Calgon Carbon Corp.	447,988	7,669
* RTI International Metals Inc.	252,542	7,660
Silgan Holdings Inc.	112,692	6,787
Balchem Corp.	235,819	5,813
Cabot Corp.	188,785	5,739
* Hecla Mining Co.	1,004,445	5,494
* Horsehead Holding Corp.	364,693	4,318
Zep Inc.	182,117	3,985
* Brush Engineered Materials Inc.	170,542	3,849
Stepan Co.	66,699	3,728
Haynes International Inc.	102,031	3,625
* Stillwater Mining Co.	264,146	3,429
Deltic Timber Corp.	57,821	2,547
* Zoltek Cos. Inc.	246,343	2,375
* Headwaters Inc.	508,212	2,333
* LSB Industries Inc.	136,005	2,073
* Bway Holding Co.	92,629	1,862
* General Moly Inc.	518,762	1,722
* Landec Corp.	210,971	1,399
* Graphic Packaging Holding Co.	360,663	1,302
* United States Lime & Minerals Inc.	24,063	930
^ Hawkins Inc.	25,882	626
		163,925
Telecommunication Services (1.3%)
* tw telecom inc Class A	1,258,416	22,840
* NeuStar Inc. Class A	626,141	15,779
* PAETEC Holding Corp.	1,103,292	5,163
* Neutral Tandem Inc.	268,664	4,293
* Global Crossing Ltd.	253,183	3,836
* Cogent Communications Group Inc.	356,463	3,711
Shenandoah Telecommunications Co.	189,287	3,559
Alaska Communications Systems Group Inc.	374,373	3,040
* Cbeyond Inc.	195,316	2,672
* Premiere Global Services Inc.	312,211	2,579
USA Mobility Inc.	190,422	2,413
* General Communication Inc. Class A	284,475	1,641
* ICO Global Communications Holdings Ltd.	1,258,177	1,510
* Vonage Holdings Corp.	927,499	1,252
* TerreStar Corp.	384,533	508
* FiberTower Corp.	58,593	272
		75,068
Utilities (0.5%)
ITC Holdings Corp.	427,472	23,511
Ormat Technologies Inc.	172,245	4,847
Consolidated Water Co. Ltd.	116,109	1,577
		29,935
Total Common Stocks (Cost $4,980,854)		5,867,544

				Market
				Value
	Coupon		Shares	($000)
Temporary Cash Investments (2.5%)[1]
Money Market Fund (2.5%)
[2,3] Vanguard Market Liquidity Fund	0.183%		145,023,178	145,023

			Face	Market
		Maturity	Amount	Value
	Coupon	Date	($000)	($000)
U.S. Government and Agency Obligations (0.0%)
[4,5] Freddie Mac Discount Notes	0.230%	6/21/10	1,000	1,000
Total Temporary Cash Investments (Cost $146,023)				146,023
Total Investments (102.5%) (Cost $5,126,877)				6,013,567
Other Assets and Liabilities-Net (-2.5%)[3]				(145,382)
Net Assets (100%)				5,868,185

* Non-income-producing security.
^ Part of security position is on loan to broker-dealers. The total value of securities on loan is $109,504,000.
1 The fund invests a portion of its cash reserves in equity markets through the use of index futures contracts. After giving effect to futures investments, the fund's effective common stock and temporary cash investment positions represent 100.0% and 2.5%, respectively, of net assets.
2 Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by Vanguard. Rate shown is the 7-day yield.
3 Includes $129,912,000 of collateral received for securities on loan.
4 Securities with a value of $1,000,000 have been segregated as initial margin for open futures contracts.
5 The issuer operates under a congressional charter; its securities are not backed by the full faith and credit of the U.S. government.

A. Security Valuation: Securities are valued as of the close of trading on the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date. Equity securities are valued at the latest quoted sales prices or official closing prices taken from the primary market in which each security trades; such securities not traded on the valuation date are valued at the mean of the latest quoted bid and asked prices. Securities for which market quotations are not readily available, or whose values have been materially affected by events occurring before the fund's pricing time but after the close of the securities’ primary markets, are valued by methods deemed by the board of trustees to represent fair value. Investments in Vanguard Market Liquidity Fund are valued at that fund's net asset value. Temporary cash investments acquired over 60 days to maturity are valued using the latest bid prices or using valuations based on a matrix system (which considers such factors as security prices, yields, maturities, and ratings), both as furnished by independent pricing services. Other temporary cash investments are valued at amortized cost, which approximates market value.

B. Futures Contracts: The fund uses index futures contracts to a limited extent, with the objectives of maintaining full exposure to the stock market, enhancing returns, maintaining liquidity, and minimizing transaction costs. The fund may purchase futures contracts to immediately invest incoming cash in the market, or sell futures in response to cash outflows, thereby simulating a fully invested position in the underlying index while maintaining a cash balance for liquidity. The fund may seek to enhance returns by using futures contracts instead of the underlying securities when futures are believed to be priced more attractively than the underlying securities. The primary risks associated with the use of futures contracts are imperfect correlation between changes in market values of stocks held by the fund and the prices of futures contracts, and the possibility of an illiquid market.

Small-Cap Growth Index Fund

Futures contracts are valued at their quoted daily settlement prices. The aggregate principal amounts of the contracts are not recorded in the Schedule of Investments. Fluctuations in the value of the contracts are recorded in the Schedule of Investments as an asset (liability).

At March 31, 2010, the aggregate settlement value of open futures contracts and the related unrealized appreciation (depreciation) were:
($000)

		Number of	Aggregate
		Long (Short)	Settlement	Unrealized
		Contracts	Value	Appreciation
Futures Contracts	Expiration		Long (Short)	(Depreciation)
E-mini Russell 2000 Index	June 2010	40	2,708	(1)

Unrealized appreciation (depreciation) on open futures contracts is required to be treated as realized gain (loss) for tax purposes.

C. Various inputs may be used to determine the value of the fund's investments. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

Level 1—Quoted prices in active markets for identical securities.
Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3—Significant unobservable inputs (including the fund's own assumptions used to determine the fair value of investments).

The following table summarizes the fund's investments as of March 31, 2010, based on the inputs used to value them:

	Level 1	Level 2	Level 3
Investments	($000)	($000)	($000)
Common Stocks	5,867,543	—	1
Temporary Cash Investments	145,023	1,000	—
Futures Contracts—Liabilities[1]	(12)	—	—
Total	6,012,554	1,000	1
1 Represents variation margin on the last day of the reporting period.

The following table summarizes changes in investments valued based on Level 3 inputs during the period ended March 31, 2010:

Investments in
Common Stocks
($000)
Amount valued based on Level 3 Inputs
Balance as of December 31, 2009	—
Transfers into Level 3	1
Balance as of March 31, 2010	1

Small-Cap Growth Index Fund

D. At March 31, 2010, the cost of investment securities for tax purposes was $5,126,877,000. Net unrealized appreciation of investment securities for tax purposes was $886,690,000, consisting of unrealized gains of $1,224,485,000 on securities that had risen in value since their purchase and $337,795,000 in unrealized losses on securities that had fallen in value since their purchase.

Vanguard Small-Cap Value Index Fund

Schedule of Investments
As of March 31, 2010

			Market
			Value
		Shares	($000)
Common Stocks (99.8%)[1]
Consumer Discretionary (13.1%)
	Tupperware Brands Corp.	531,217	25,615
	Jarden Corp.	745,781	24,827
	RadioShack Corp.	1,046,187	23,675
	Williams-Sonoma Inc.	751,168	19,748
	Service Corp. International	2,117,723	19,441
*	DreamWorks Animation SKG Inc. Class A	368,029	14,497
*	Dana Holding Corp.	1,162,871	13,815
	Jones Apparel Group Inc.	712,996	13,561
*	Rent-A-Center Inc.	551,961	13,054
	Regal Entertainment Group Class A	707,104	12,424
*	Collective Brands Inc.	534,800	12,161
	Wolverine World Wide Inc.	414,051	12,074
	Hillenbrand Inc.	516,800	11,364
*	Jack in the Box Inc.	479,033	11,281
	KB Home	661,773	11,085
	Dillard's Inc. Class A	466,372	11,006
	MDC Holdings Inc.	313,769	10,860
*	Orient-Express Hotels Ltd. Class A	741,821	10,519
	Meredith Corp.	301,764	10,384
	Interactive Data Corp.	314,992	10,080
	Men's Wearhouse Inc.	413,941	9,910
*	Liberty Media Corp. - Capital	263,822	9,595
*	Jo-Ann Stores Inc.	221,800	9,311
*	Iconix Brand Group Inc.	596,607	9,164
	Cooper Tire & Rubber Co.	479,972	9,129
	Regis Corp.	477,077	8,912
	Cracker Barrel Old Country Store Inc.	190,423	8,832
	Cinemark Holdings Inc.	464,522	8,519
*	Dress Barn Inc.	315,530	8,254
*	Gaylord Entertainment Co.	274,630	8,044
	Bob Evans Farms Inc.	259,058	8,007
*	Career Education Corp.	252,924	8,003
*	Timberland Co. Class A	349,232	7,453
	Scholastic Corp.	261,407	7,319
^	Barnes & Noble Inc.	336,335	7,272
	Finish Line Inc. Class A	442,242	7,217
*	Carter's Inc.	237,108	7,149
*	HSN Inc.	229,806	6,766
*	Skechers U.S.A. Inc. Class A	182,736	6,637
*	Group 1 Automotive Inc.	202,240	6,443
*	Saks Inc.	749,000	6,441
*	Office Depot Inc.	802,520	6,404
*	ArvinMeritor Inc.	472,528	6,308
	American Greetings Corp. Class A	300,142	6,255
*	Helen of Troy Ltd.	239,061	6,230
	Unifirst Corp.	120,534	6,208
	International Speedway Corp. Class A	233,556	6,019
	Columbia Sportswear Co.	112,912	5,931
*,^ Cabela's Inc.		336,544	5,886

*	Genesco Inc.	189,158	5,866
*	Live Nation Entertainment Inc.	395,068	5,728
	Brown Shoe Co. Inc.	357,929	5,541
*	Ruby Tuesday Inc.	511,736	5,409
*	La-Z-Boy Inc.	430,125	5,394
	Belo Corp. Class A	757,335	5,165
*	Quiksilver Inc.	1,072,762	5,074
*	Domino's Pizza Inc.	365,606	4,987
	Cato Corp. Class A	232,158	4,977
	Stage Stores Inc.	318,098	4,896
	Choice Hotels International Inc.	136,525	4,752
*	Boyd Gaming Corp.	467,551	4,619
*	Eastman Kodak Co.	783,217	4,535
	Ethan Allen Interiors Inc.	217,187	4,481
*	New York Times Co. Class A	398,571	4,436
	Harte-Hanks Inc.	344,846	4,435
	PEP Boys-Manny Moe & Jack	436,642	4,388
	CKE Restaurants Inc.	386,989	4,284
*	99 Cents Only Stores	261,836	4,268
	Buckle Inc.	115,899	4,260
	Stewart Enterprises Inc. Class A	668,772	4,180
	Brunswick Corp.	257,885	4,118
	Ryland Group Inc.	182,755	4,101
*	Lions Gate Entertainment Corp.	638,318	3,983
*	Standard Pacific Corp.	877,415	3,966
	Ameristar Casinos Inc.	216,477	3,944
*	Valassis Communications Inc.	140,744	3,917
*	Steak N Shake Co.	10,228	3,900
*	Bridgepoint Education Inc.	156,934	3,857
	Fred's Inc. Class A	317,702	3,806
*	Sonic Automotive Inc. Class A	334,822	3,683
*	Asbury Automotive Group Inc.	269,383	3,583
*	Winnebago Industries	242,635	3,545
*	Meritage Homes Corp.	164,603	3,457
*	Charming Shoppes Inc.	627,073	3,424
*,^ Talbots Inc.		260,656	3,378
	World Wrestling Entertainment Inc. Class A	192,091	3,323
*	Red Robin Gourmet Burgers Inc.	130,738	3,195
*	Pinnacle Entertainment Inc.	325,833	3,174
	Superior Industries International Inc.	190,163	3,058
*	Ascent Media Corp. Class A	111,969	3,051
*	Jakks Pacific Inc.	232,744	3,037
	Churchill Downs Inc.	80,128	3,005
*	Vail Resorts Inc.	74,153	2,973
*	Federal Mogul Corp.	161,716	2,969
*	Liz Claiborne Inc.	396,802	2,948
*	Warner Music Group Corp.	386,631	2,672
*	RC2 Corp.	178,371	2,670
	Big 5 Sporting Goods Corp.	170,692	2,598
*	Pier 1 Imports Inc.	378,783	2,413
	Christopher & Banks Corp.	300,988	2,408
*	Core-Mark Holding Co. Inc.	78,525	2,404
	Oxford Industries Inc.	117,299	2,385
	Haverty Furniture Cos. Inc.	146,077	2,384
	Callaway Golf Co.	268,803	2,371
	Marcus Corp.	175,415	2,279
*	Beazer Homes USA Inc.	494,421	2,245
*	Modine Manufacturing Co.	193,439	2,174

*	EW Scripps Co. Class A	250,080	2,113
*	Furniture Brands International Inc.	325,404	2,092
*	America's Car-Mart Inc.	83,512	2,014
*	Sinclair Broadcast Group Inc. Class A	396,134	2,012
*	Dorman Products Inc.	103,420	1,964
*	Stein Mart Inc.	214,993	1,941
	Bebe Stores Inc.	217,920	1,940
	Speedway Motorsports Inc.	124,166	1,938
*	Landry's Restaurants Inc.	94,333	1,690
*	Movado Group Inc.	148,559	1,676
	National Presto Industries Inc.	14,004	1,665
	Blyth Inc.	52,168	1,630
*	DSW Inc. Class A	61,866	1,579
*	Pacific Sunwear Of California	276,727	1,469
*	Journal Communications Inc. Class A	346,742	1,456
	Weyco Group Inc.	61,715	1,452
*	Unifi Inc.	387,067	1,409
	Courier Corp.	85,181	1,406
*	Sealy Corp.	388,498	1,360
	CSS Industries Inc.	64,671	1,300
	Sturm Ruger & Co. Inc.	104,448	1,252
*	Leapfrog Enterprises Inc.	189,719	1,243
*	K-Swiss Inc. Class A	113,558	1,188
*	M/I Homes Inc.	73,320	1,074
*	Kenneth Cole Productions Inc. Class A	79,640	1,020
*	Build-A-Bear Workshop Inc.	135,202	963
	Spartan Motors Inc.	170,515	955
*	Borders Group Inc.	499,756	860
*,^ Brookfield Homes Corp.		91,013	795
*,^ Conn's Inc.		84,183	659
*,^ Jackson Hewitt Tax Service Inc.		245,919	492
	Dover Downs Gaming & Entertainment Inc.	123,427	489
*	Zale Corp.	178,366	489
*	Outdoor Channel Holdings Inc.	60,670	400
*	Monarch Casino & Resort Inc.	28,371	242
*	Marine Products Corp.	31,772	191
*	Blockbuster Inc. Class B	275,988	52
			773,632
Consumer Staples (4.0%)
	Del Monte Foods Co.	1,652,975	24,133
*	Central European Distribution Corp.	543,688	19,035
	Casey's General Stores Inc.	424,811	13,339
	Nu Skin Enterprises Inc. Class A	419,050	12,194
	Ruddick Corp.	344,757	10,908
	Universal Corp.	206,177	10,863
	Corn Products International Inc.	312,519	10,832
	Lancaster Colony Corp.	164,977	9,727
	Sanderson Farms Inc.	163,154	8,747
*	TreeHouse Foods Inc.	186,425	8,178
*	Fresh Del Monte Produce Inc.	372,522	7,544
*	BJ's Wholesale Club Inc.	162,668	6,017
	Vector Group Ltd.	387,729	5,983
*	Chiquita Brands International Inc.	373,609	5,877
*	Winn-Dixie Stores Inc.	459,171	5,735
*	Hain Celestial Group Inc.	323,367	5,610
	J&J Snack Foods Corp.	123,096	5,351
*	Heckmann Corp.	861,996	5,000

	Lance Inc.	214,207	4,955
	Andersons Inc.	145,189	4,861
	WD-40 Co.	131,416	4,314
	B&G Foods Inc. Class A	396,749	4,158
*	Elizabeth Arden Inc.	205,674	3,702
	Weis Markets Inc.	100,945	3,670
	Nash Finch Co.	107,097	3,604
*	Central Garden and Pet Co. Class A	382,352	3,502
	Pricesmart Inc.	123,988	2,883
*	Prestige Brands Holdings Inc.	313,328	2,820
	Spartan Stores Inc.	187,507	2,704
*	Pantry Inc.	188,107	2,349
	Inter Parfums Inc.	125,434	1,859
	Cal-Maine Foods Inc.	53,786	1,823
	Tootsie Roll Industries Inc.	64,808	1,752
*	Central Garden and Pet Co.	148,630	1,467
	Ingles Markets Inc. Class A	96,965	1,457
*,^ American Oriental Bioengineering Inc.		339,588	1,386
	Village Super Market Inc. Class A	43,874	1,230
	Farmer Bros Co.	60,490	1,134
*,^ AgFeed Industries Inc.		245,795	1,079
*	China-Biotics Inc.	47,065	843
	Coca-Cola Bottling Co. Consolidated	13,609	798
*,^ Great Atlantic & Pacific Tea Co.		101,735	780
	Alico Inc.	30,612	773
	National Beverage Corp.	47,855	532
*	Susser Holdings Corp.	47,885	405
			235,913
Energy (4.2%)
	Southern Union Co.	933,122	23,673
*	Whiting Petroleum Corp.	276,266	22,333
*	Mariner Energy Inc.	849,796	12,721
*	Oil States International Inc.	270,109	12,247
	Berry Petroleum Co. Class A	404,174	11,382
*	Bristow Group Inc.	284,680	10,741
*	Unit Corp.	244,966	10,357
*	Swift Energy Co.	312,677	9,612
	Overseas Shipholding Group Inc.	241,212	9,463
	Penn Virginia Corp.	378,847	9,282
*	SEACOR Holdings Inc.	104,376	8,419
*	Energy XXI Bermuda Ltd.	417,083	7,470
	Lufkin Industries Inc.	80,788	6,394
	World Fuel Services Corp.	235,598	6,276
*	Stone Energy Corp.	342,469	6,079
*	Enbridge Energy Management LLC	116,370	5,941
*	Global Industries Ltd.	855,567	5,493
*	USEC Inc.	939,644	5,422
*	Gulfmark Offshore Inc.	194,475	5,163
*	Parker Drilling Co.	969,885	4,782
*	ION Geophysical Corp.	939,548	4,623
*	Newpark Resources Inc.	741,767	3,894
*	Helix Energy Solutions Group Inc.	289,531	3,773
*	James River Coal Co.	230,883	3,671
*	International Coal Group Inc.	710,888	3,249
	General Maritime Corp.	410,916	2,954
*	CVR Energy Inc.	288,138	2,521
*	Western Refining Inc.	445,245	2,449

*	Hornbeck Offshore Services Inc.	127,550	2,369
*	Petroquest Energy Inc.	470,333	2,366
	Gulf Island Fabrication Inc.	107,217	2,332
*	PHI Inc.	104,058	2,204
*	Harvest Natural Resources Inc.	277,604	2,090
*	Cal Dive International Inc.	271,465	1,990
*	Petroleum Development Corp.	80,458	1,864
*	Allis-Chalmers Energy Inc.	507,655	1,797
*	Gastar Exploration Ltd.	355,670	1,729
*	Oilsands Quest Inc.	2,325,630	1,719
	W&T Offshore Inc.	186,997	1,571
	Vaalco Energy Inc.	309,807	1,530
*	T-3 Energy Services Inc.	54,646	1,342
*	Crosstex Energy Inc.	117,081	1,017
	Delek US Holdings Inc.	111,190	809
*,^ Delta Petroleum Corp.		529,361	746
*,^ Sulphco Inc.		281,835	82
			247,941
Financials (33.6%)
*	E*Trade Financial Corp.	15,586,724	25,718
	Waddell & Reed Financial Inc.	713,128	25,701
	Alexandria Real Estate Equities Inc.	369,149	24,954
	Senior Housing Properties Trust	1,064,403	23,577
	Mack-Cali Realty Corp.	657,259	23,168
	First Niagara Financial Group Inc.	1,572,735	22,364
	Camden Property Trust	536,321	22,327
	Essex Property Trust Inc.	243,451	21,898
	Developers Diversified Realty Corp.	1,733,650	21,099
	Arthur J Gallagher & Co.	851,736	20,910
	Chimera Investment Corp.	5,321,807	20,702
	Aspen Insurance Holdings Ltd.	694,984	20,043
	StanCorp Financial Group Inc.	410,879	19,570
	Corporate Office Properties Trust SBI	486,819	19,536
	Washington Federal Inc.	938,371	19,068
	Highwoods Properties Inc.	594,202	18,854
	Apollo Investment Corp.	1,468,579	18,695
	Hanover Insurance Group Inc.	417,810	18,221
	Valley National Bancorp	1,173,951	18,044
	Bank of Hawaii Corp.	400,786	18,015
	MFA Financial Inc.	2,343,666	17,249
	HRPT Properties Trust	2,120,841	16,500
	Ares Capital Corp.	1,094,718	16,246
	BRE Properties Inc.	454,304	16,241
	Allied World Assurance Co. Holdings Ltd.	352,191	15,796
	Protective Life Corp.	715,522	15,734
	National Retail Properties Inc.	688,922	15,728
	Popular Inc.	5,346,510	15,558
	FirstMerit Corp.	717,681	15,480
	Platinum Underwriters Holdings Ltd.	416,078	15,428
	Washington Real Estate Investment Trust	499,346	15,255
*	ProAssurance Corp.	257,156	15,054
	Fulton Financial Corp.	1,473,551	15,015
	CBL & Associates Properties Inc.	1,095,201	15,004
	Endurance Specialty Holdings Ltd.	402,276	14,945
	Tanger Factory Outlet Centers	336,437	14,521
	Entertainment Properties Trust	350,859	14,431
*	Alleghany Corp.	49,267	14,327

Prosperity Bancshares Inc.	349,137	14,315
Omega Healthcare Investors Inc.	734,225	14,310
Westamerica Bancorporation	243,931	14,063
BioMed Realty Trust Inc.	821,087	13,581
LaSalle Hotel Properties	576,988	13,444
BancorpSouth Inc.	627,178	13,146
Home Properties Inc.	280,551	13,130
Brandywine Realty Trust	1,075,166	13,128
Iberiabank Corp.	215,754	12,947
Mid-America Apartment Communities Inc.	241,027	12,483
Douglas Emmett Inc.	811,941	12,480
Wilmington Trust Corp.	737,688	12,223
Trustmark Corp.	498,461	12,177
* Conseco Inc.	1,954,364	12,156
CapitalSource Inc.	2,158,025	12,063
American Campus Communities Inc.	435,865	12,056
Zenith National Insurance Corp.	312,492	11,975
American Capital Ltd.	2,344,668	11,911
Synovus Financial Corp.	3,609,692	11,876
Unitrin Inc.	417,146	11,701
Apartment Investment & Management Co.	635,193	11,694
Potlatch Corp.	332,050	11,635
Healthcare Realty Trust Inc.	495,658	11,544
Montpelier Re Holdings Ltd.	664,231	11,166
Whitney Holding Corp.	805,767	11,112
Kilroy Realty Corp.	360,279	11,111
Erie Indemnity Co. Class A	256,757	11,074
* PHH Corp.	457,114	10,774
Northwest Bancshares Inc.	913,214	10,721
Umpqua Holdings Corp.	787,397	10,441
DiamondRock Hospitality Co.	1,020,082	10,313
Hancock Holding Co.	246,086	10,289
UMB Financial Corp.	253,138	10,277
Susquehanna Bancshares Inc.	1,035,088	10,154
Delphi Financial Group Inc.	402,138	10,118
NewAlliance Bancshares Inc.	798,278	10,074
Astoria Financial Corp.	688,753	9,987
Webster Financial Corp.	564,535	9,874
International Bancshares Corp.	427,370	9,825
Redwood Trust Inc.	615,930	9,498
Wintrust Financial Corp.	251,766	9,368
Max Capital Group Ltd.	404,512	9,300
* AmeriCredit Corp.	390,586	9,280
DCT Industrial Trust Inc.	1,731,169	9,054
MB Financial Inc.	401,369	9,043
^ United Bankshares Inc.	344,389	9,030
Glacier Bancorp Inc.	589,354	8,976
Post Properties Inc.	405,298	8,925
RLI Corp.	153,582	8,757
Old National Bancorp	729,075	8,712
Extra Space Storage Inc.	685,552	8,693
Franklin Street Properties Corp.	598,735	8,640
First Financial Bancorp	476,210	8,472
Argo Group International Holdings Ltd.	259,249	8,449
EastGroup Properties Inc.	218,185	8,234
First Midwest Bancorp Inc.	595,545	8,070
Sovran Self Storage Inc.	225,060	7,846
Hatteras Financial Corp.	302,887	7,805

FNB Corp.	953,657	7,734
American National Insurance Co.	67,165	7,626
National Health Investors Inc.	195,892	7,593
* Allied Capital Corp.	1,497,703	7,444
Capstead Mortgage Corp.	619,697	7,412
Selective Insurance Group	443,073	7,355
* Forest City Enterprises Inc. Class A	502,645	7,243
Cathay General Bancorp	606,702	7,068
CVB Financial Corp.	709,770	7,048
Radian Group Inc.	450,261	7,042
Medical Properties Trust Inc.	669,261	7,014
* MF Global Holdings Ltd.	862,490	6,960
* Ocwen Financial Corp.	624,820	6,929
National Penn Bancshares Inc.	997,231	6,881
Colonial Properties Trust	525,917	6,774
* Piper Jaffray Cos.	162,898	6,565
NBT Bancorp Inc.	286,824	6,554
^ Equity One Inc.	344,885	6,515
^ Prospect Capital Corp.	534,179	6,490
Anworth Mortgage Asset Corp.	946,940	6,382
* MGIC Investment Corp.	576,702	6,326
Cousins Properties Inc.	755,730	6,280
Community Bank System Inc.	273,230	6,224
PacWest Bancorp	263,460	6,012
Lexington Realty Trust	922,820	6,008
Park National Corp.	95,276	5,937
Inland Real Estate Corp.	634,305	5,804
* MBIA Inc.	902,294	5,657
PS Business Parks Inc.	105,902	5,655
Acadia Realty Trust	315,510	5,635
Hersha Hospitality Trust	1,057,725	5,479
Employers Holdings Inc.	367,508	5,457
Investors Real Estate Trust	599,730	5,410
Provident Financial Services Inc.	452,476	5,384
East West Bancorp Inc.	306,302	5,336
Brookline Bancorp Inc.	494,272	5,259
Infinity Property & Casualty Corp.	113,660	5,165
Tower Group Inc.	229,114	5,079
U-Store-It Trust	697,471	5,022
Horace Mann Educators Corp.	327,181	4,927
American Equity Investment Life Holding Co.	462,292	4,923
* National Financial Partners Corp.	345,469	4,871
Columbia Banking System Inc.	234,474	4,762
* Navigators Group Inc.	120,606	4,743
LTC Properties Inc.	174,360	4,718
Government Properties Income Trust	181,110	4,711
* Enstar Group Ltd.	67,931	4,698
BlackRock Kelso Capital Corp.	471,675	4,698
American Capital Agency Corp.	182,886	4,682
First Financial Bankshares Inc.	90,420	4,661
City Holding Co.	132,781	4,553
First Potomac Realty Trust	302,649	4,549
Nelnet Inc. Class A	239,794	4,451
^ Pennsylvania Real Estate Investment Trust	353,494	4,408
* World Acceptance Corp.	122,168	4,408
Sterling Bancshares Inc.	786,072	4,386
Fifth Street Finance Corp.	374,649	4,350
First Commonwealth Financial Corp.	638,445	4,284

	Chemical Financial Corp.	179,596	4,242
	S&T Bancorp Inc.	196,501	4,107
	Safety Insurance Group Inc.	106,849	4,025
	Boston Private Financial Holdings Inc.	544,539	4,013
	Bank of the Ozarks Inc.	112,623	3,963
	Trustco Bank Corp.	639,568	3,946
	SCBT Financial Corp.	106,273	3,936
	Harleysville Group Inc.	115,417	3,896
	Independent Bank Corp.	157,294	3,879
	Sun Communities Inc.	148,867	3,751
*,^ iStar Financial Inc.		816,766	3,749
	Compass Diversified Holdings	244,328	3,728
	National Western Life Insurance Co. Class A	20,023	3,691
	Getty Realty Corp.	155,030	3,628
	Cedar Shopping Centers Inc.	456,128	3,608
	Oriental Financial Group Inc.	265,830	3,589
	Flagstone Reinsurance Holdings Ltd.	312,501	3,581
	Meadowbrook Insurance Group Inc.	452,694	3,576
	Walter Investment Management Corp.	213,786	3,421
	United Fire & Casualty Co.	189,458	3,408
	Parkway Properties Inc.	180,418	3,388
*	PMI Group Inc.	620,410	3,363
	OneBeacon Insurance Group Ltd. Class A	194,861	3,361
	Universal Health Realty Income Trust	94,356	3,335
	Simmons First National Corp. Class A	118,529	3,268
*	Ashford Hospitality Trust Inc.	438,226	3,142
	Hercules Technology Growth Capital Inc.	296,311	3,138
	Amtrust Financial Services Inc.	222,540	3,104
	WesBanco Inc.	189,449	3,080
*	FelCor Lodging Trust Inc.	539,262	3,074
	Saul Centers Inc.	73,363	3,037
	FBL Financial Group Inc. Class A	122,155	2,990
	Flushing Financial Corp.	233,676	2,958
	Community Trust Bancorp Inc.	107,552	2,914
	Glimcher Realty Trust	573,094	2,906
	Sandy Spring Bancorp Inc.	193,073	2,896
	Ramco-Gershenson Properties Trust	256,788	2,891
*	Hilltop Holdings Inc.	245,141	2,880
	Provident New York Bancorp	297,071	2,816
	SWS Group Inc.	237,898	2,743
	Education Realty Trust Inc.	472,988	2,715
	Renasant Corp.	167,295	2,707
*	Altisource Portfolio Solutions SA	120,512	2,699
*	Forestar Group Inc.	142,367	2,688
	DuPont Fabros Technology Inc.	122,746	2,650
*	CNA Surety Corp.	148,006	2,633
*	United America Indemnity Ltd. Class A	273,866	2,621
*	AMERISAFE Inc.	157,706	2,582
	Dime Community Bancshares	201,130	2,540
	StellarOne Corp.	189,869	2,539
	Kite Realty Group Trust	526,226	2,489
	MVC Capital Inc.	182,878	2,482
	American Physicians Capital Inc.	77,478	2,475
*	KBW Inc.	91,810	2,470
*	First Industrial Realty Trust Inc.	318,102	2,468
	BGC Partners Inc. Class A	393,750	2,406
	Northfield Bancorp Inc.	166,141	2,406
	Lakeland Financial Corp.	125,833	2,397

CapLease Inc.	431,047	2,392
Bank Mutual Corp.	367,801	2,391
First Financial Corp.	82,325	2,384
State Auto Financial Corp.	132,802	2,384
^ TowneBank	170,673	2,383
Arrow Financial Corp.	87,508	2,353
* Phoenix Cos. Inc.	964,882	2,335
Univest Corp. of Pennsylvania	123,783	2,313
* FPIC Insurance Group Inc.	85,159	2,309
Southside Bancshares Inc.	106,096	2,288
Tompkins Financial Corp.	62,633	2,285
Washington Trust Bancorp Inc.	120,502	2,246
GFI Group Inc.	385,789	2,230
Trico Bancshares	111,859	2,226
SY Bancorp Inc.	96,500	2,195
Union First Market Bankshares Corp.	145,115	2,191
Bancfirst Corp.	51,421	2,155
Berkshire Hills Bancorp Inc.	116,475	2,135
1st Source Corp.	120,926	2,122
Maiden Holdings Ltd.	286,426	2,117
Westfield Financial Inc.	229,846	2,112
Oppenheimer Holdings Inc. Class A	81,929	2,090
Sterling Bancorp	202,849	2,039
First Financial Holdings Inc.	133,063	2,004
SeaBright Insurance Holdings Inc.	181,278	1,996
Capital Southwest Corp.	21,946	1,994
Stewart Information Services Corp.	143,829	1,985
* Pinnacle Financial Partners Inc.	130,561	1,973
Camden National Corp.	60,562	1,945
Cypress Sharpridge Investments Inc.	144,699	1,936
Presidential Life Corp.	185,648	1,851
WSFS Financial Corp.	47,258	1,843
Kearny Financial Corp.	173,558	1,810
Advance America Cash Advance Centers Inc.	309,369	1,801
* Western Alliance Bancorp	315,580	1,796
First Busey Corp.	401,956	1,777
Wilshire Bancorp Inc.	159,893	1,764
First Bancorp	125,421	1,696
United Financial Bancorp Inc.	120,861	1,690
* United Community Banks Inc.	372,545	1,643
First Community Bancshares Inc.	132,571	1,640
Great Southern Bancorp Inc.	72,847	1,635
Urstadt Biddle Properties Inc. Class A	103,219	1,632
CoBiz Financial Inc.	261,156	1,627
NorthStar Realty Finance Corp.	385,324	1,622
Republic Bancorp Inc. Class A	85,064	1,603
Lakeland Bancorp Inc.	179,683	1,590
^ First BanCorp	658,421	1,587
First Mercury Financial Corp.	121,776	1,587
Baldwin & Lyons Inc.	65,601	1,580
NGP Capital Resources Co.	181,102	1,543
Heartland Financial USA Inc.	95,268	1,521
BankFinancial Corp.	162,414	1,489
Donegal Group Inc. Class A	99,394	1,442
* FBR Capital Markets Corp.	311,260	1,416
Winthrop Realty Trust	113,237	1,363
ESSA Bancorp Inc.	108,098	1,356
* Strategic Hotels & Resorts Inc.	314,679	1,337

Evercore Partners Inc. Class A	42,964	1,289
Abington Bancorp Inc.	161,030	1,272
* TradeStation Group Inc.	181,145	1,270
South Financial Group Inc.	1,789,859	1,237
Citizens & Northern Corp.	97,950	1,229
Kansas City Life Insurance Co.	38,824	1,226
^ Capital City Bank Group Inc.	85,800	1,223
National Interstate Corp.	57,296	1,187
First Merchants Corp.	170,464	1,186
Student Loan Corp.	33,350	1,185
* Penson Worldwide Inc.	117,295	1,181
EMC Insurance Group Inc.	49,126	1,106
MainSource Financial Group Inc.	159,563	1,074
* RAIT Financial Trust	514,961	1,020
* Avatar Holdings Inc.	46,490	1,011
* First Marblehead Corp.	347,877	988
Southwest Bancorp Inc.	118,483	980
GAMCO Investors Inc.	21,321	970
First Financial Northwest Inc.	141,444	966
Ames National Corp.	47,892	960
* LaBranche & Co. Inc.	179,556	944
Consolidated-Tomoka Land Co.	29,437	928
* Cardtronics Inc.	73,078	919
^ Life Partners Holdings Inc.	41,395	918
Clifton Savings Bancorp Inc.	77,186	716
NASB Financial Inc.	26,407	611
Urstadt Biddle Properties Inc.	41,528	591
* Sun Bancorp Inc.	134,219	529
Universal Insurance Holdings Inc.	96,481	488
Rockville Financial Inc.	37,756	460
Roma Financial Corp.	33,075	415
* Asset Acceptance Capital Corp.	44,054	278
* Grubb & Ellis Co.	121,675	268
CompuCredit Holdings Corp.	48,063	248
Teton Advisors Inc. Class B	324	1
		1,984,628
Health Care (5.9%)
PerkinElmer Inc.	975,794	23,321
* Mednax Inc.	388,958	22,633
Teleflex Inc.	332,131	21,280
* Health Management Associates Inc. Class A	2,076,210	17,855
STERIS Corp.	490,955	16,526
Owens & Minor Inc.	349,580	16,217
* LifePoint Hospitals Inc.	435,015	16,000
Cooper Cos. Inc.	377,270	14,668
Hill-Rom Holdings Inc.	497,113	13,526
* Magellan Health Services Inc.	293,733	12,772
* Impax Laboratories Inc.	438,954	7,849
* Healthspring Inc.	408,526	7,190
* AMERIGROUP Corp.	213,376	7,093
* Emergency Medical Services Corp. Class A	116,519	6,589
Invacare Corp.	247,450	6,567
* Centene Corp.	261,579	6,288
* Kindred Healthcare Inc.	326,034	5,885
* Conmed Corp.	242,857	5,782
* Viropharma Inc.	420,444	5,731
* Amsurg Corp. Class A	256,028	5,528

*	RehabCare Group Inc.	199,113	5,430
*	Odyssey HealthCare Inc.	276,708	5,011
	Analogic Corp.	107,557	4,596
*	Universal American Corp.	287,217	4,423
*	Brookdale Senior Living Inc.	207,826	4,329
*	inVentiv Health Inc.	182,930	4,109
*	WellCare Health Plans Inc.	123,584	3,683
*	Sun Healthcare Group Inc.	364,818	3,480
	Landauer Inc.	50,786	3,312
	Computer Programs & Systems Inc.	82,880	3,239
*	Targacept Inc.	161,690	3,179
	PDL BioPharma Inc.	499,322	3,101
*	AMAG Pharmaceuticals Inc.	87,716	3,062
*	Angiodynamics Inc.	194,325	3,035
*	Triple-S Management Corp. Class B	169,812	3,014
*	Savient Pharmaceuticals Inc.	194,685	2,813
*	Molina Healthcare Inc.	106,660	2,685
*	Greatbatch Inc.	125,812	2,666
*	Assisted Living Concepts Inc. Class A	80,077	2,630
*	Res-Care Inc.	208,887	2,505
*	Cross Country Healthcare Inc.	231,997	2,346
*	Gentiva Health Services Inc.	81,275	2,298
*	Medidata Solutions Inc.	133,350	2,027
	National Healthcare Corp.	57,248	2,025
*	RTI Biologics Inc.	454,408	1,968
*	Allos Therapeutics Inc.	227,434	1,690
	Ensign Group Inc.	94,980	1,646
*	Momenta Pharmaceuticals Inc.	104,573	1,565
*,^ Geron Corp.		268,362	1,524
*	Medcath Corp.	141,170	1,478
*	Immunogen Inc.	159,969	1,294
*	Sunrise Senior Living Inc.	251,437	1,287
*,^ Electro-Optical Sciences Inc.		167,609	1,244
*	Rigel Pharmaceuticals Inc.	152,917	1,219
*	OraSure Technologies Inc.	190,558	1,130
*	Skilled Healthcare Group Inc.	171,803	1,060
*	Kendle International Inc.	59,841	1,046
*	Arqule Inc.	180,881	1,042
*	Biospecifics Technologies Corp.	37,241	1,033
*	Cynosure Inc. Class A	82,565	928
*	Lexicon Pharmaceuticals Inc.	609,243	902
*	Clinical Data Inc.	46,157	895
*	AMN Healthcare Services Inc.	94,678	833
*,^ Cel-Sci Corp.		1,288,499	829
*,^ Cadence Pharmaceuticals Inc.		75,151	686
*	Nighthawk Radiology Holdings Inc.	170,129	541
*	Albany Molecular Research Inc.	64,414	538
*	Orexigen Therapeutics Inc.	84,274	496
*	Opko Health Inc.	229,076	454
*,^ Osiris Therapeutics Inc.		47,126	349
*	KV Pharmaceutical Co. Class A	190,276	335
			346,310
Industrials (15.2%)
	Hubbell Inc. Class B	433,829	21,878
	Snap-On Inc.	482,548	20,914
	Timken Co.	688,031	20,648
	Carlisle Cos. Inc.	512,164	19,513

	Lincoln Electric Holdings Inc.	355,524	19,316
*	Corrections Corp. of America	965,438	19,174
	Kennametal Inc.	680,480	19,135
	Regal-Beloit Corp.	307,934	18,294
	Lennox International Inc.	397,781	17,630
	Nordson Corp.	252,503	17,150
	Con-way Inc.	411,023	14,435
	Crane Co.	390,698	13,870
	Curtiss-Wright Corp.	381,419	13,273
	Watsco Inc.	232,833	13,244
	Trinity Industries Inc.	662,201	13,218
	Brady Corp. Class A	407,696	12,687
*	Alaska Air Group Inc.	294,738	12,152
*	Moog Inc. Class A	342,834	12,143
*	United Stationers Inc.	199,437	11,737
*	WESCO International Inc.	335,329	11,639
	Alexander & Baldwin Inc.	342,741	11,328
	GATX Corp.	385,459	11,043
*	JetBlue Airways Corp.	1,941,911	10,836
	Brink's Co.	379,669	10,718
	Belden Inc.	389,580	10,698
	AO Smith Corp.	199,318	10,478
	Kaydon Corp.	277,955	10,451
	Graco Inc.	325,478	10,415
	Triumph Group Inc.	139,114	9,750
*	Atlas Air Worldwide Holdings Inc.	178,142	9,450
*	EnerSys	383,193	9,450
	Werner Enterprises Inc.	391,452	9,070
	Baldor Electric Co.	240,222	8,984
*	GrafTech International Ltd.	653,668	8,936
*	Continental Airlines Inc. Class B	404,595	8,889
	Granite Construction Inc.	290,490	8,779
*	Insituform Technologies Inc. Class A	325,244	8,655
*	BE Aerospace Inc.	281,188	8,562
	HNI Corp.	320,255	8,528
	Deluxe Corp.	428,332	8,318
	Briggs & Stratton Corp.	418,287	8,157
*	Esterline Technologies Corp.	161,536	7,985
	Applied Industrial Technologies Inc.	318,624	7,918
	ABM Industries Inc.	366,848	7,777
	Watts Water Technologies Inc. Class A	246,168	7,646
	Barnes Group Inc.	388,281	7,552
*	EMCOR Group Inc.	275,279	6,780
	Skywest Inc.	464,379	6,631
*,^ USG Corp.		377,144	6,472
*	DigitalGlobe Inc.	225,063	6,291
	Otter Tail Corp.	283,872	6,234
	Mueller Water Products Inc. Class A	1,283,947	6,137
*	Armstrong World Industries Inc.	167,586	6,085
	Arkansas Best Corp.	200,442	5,989
	Simpson Manufacturing Co. Inc.	214,046	5,942
*	Teledyne Technologies Inc.	142,906	5,898
	Universal Forest Products Inc.	145,317	5,598
*	Griffon Corp.	447,546	5,576
	Quanex Building Products Corp.	314,500	5,199
*	Interline Brands Inc.	270,945	5,186
	Manitowoc Co. Inc.	381,836	4,964
	Albany International Corp.	230,418	4,961

*	Macquarie Infrastructure Co. LLC	357,441	4,940
*	Tutor Perini Corp.	223,503	4,861
*	EnPro Industries Inc.	166,826	4,851
*	MasTec Inc.	379,916	4,791
*	Chart Industries Inc.	237,820	4,756
	CIRCOR International Inc.	141,870	4,711
	Interface Inc. Class A	400,645	4,639
	Franklin Electric Co. Inc.	154,163	4,623
*	Ceradyne Inc.	203,563	4,619
	Ameron International Corp.	73,294	4,609
	McGrath Rentcorp	188,387	4,565
*	Layne Christensen Co.	162,508	4,341
	Mueller Industries Inc.	157,170	4,211
	Aircastle Ltd.	429,651	4,069
	Seaboard Corp.	3,112	4,043
	EnergySolutions Inc.	626,636	4,029
	G&K Services Inc. Class A	155,352	4,021
	Comfort Systems USA Inc.	320,222	4,000
*	Kelly Services Inc. Class A	236,305	3,937
	Tennant Co.	140,516	3,849
	Apogee Enterprises Inc.	234,421	3,706
	Tredegar Corp.	212,058	3,622
	Steelcase Inc. Class A	551,794	3,570
*	School Specialty Inc.	157,143	3,569
	Kaman Corp.	140,380	3,511
	Ennis Inc.	215,539	3,507
	Federal Signal Corp.	386,246	3,480
*	Consolidated Graphics Inc.	83,886	3,474
*	SFN Group Inc.	424,773	3,402
*	Korn/Ferry International	191,499	3,380
	NACCO Industries Inc. Class A	44,687	3,314
*,^ Genco Shipping & Trading Ltd.		154,865	3,269
	Encore Wire Corp.	153,626	3,195
	Gorman-Rupp Co.	125,488	3,192
*	Argon ST Inc.	117,739	3,133
*	Dycom Industries Inc.	325,226	2,852
*	AAR Corp.	113,716	2,822
*	Eagle Bulk Shipping Inc.	517,511	2,748
*	Rush Enterprises Inc. Class A	207,260	2,738
*	American Reprographics Co.	302,555	2,714
*	Ladish Co. Inc.	132,720	2,676
	TAL International Group Inc.	127,998	2,557
*	Colfax Corp.	216,226	2,545
*	Gibraltar Industries Inc.	201,658	2,543
*	Waste Services Inc.	250,806	2,480
^	Titan International Inc.	279,776	2,442
	Bowne & Co. Inc.	217,663	2,429
*	Resources Connection Inc.	126,107	2,417
	FreightCar America Inc.	99,917	2,414
*	Columbus McKinnon Corp.	151,706	2,408
	Cascade Corp.	72,772	2,344
*	US Ecology Inc.	145,337	2,340
	Schawk Inc. Class A	125,817	2,281
*	ACCO Brands Corp.	296,588	2,272
*	Kforce Inc.	138,157	2,101
*	Amerco Inc.	37,331	2,027
*	RBC Bearings Inc.	63,561	2,026
*	Broadwind Energy Inc.	445,991	1,994

*	TrueBlue Inc.	127,826	1,981
*	H&E Equipment Services Inc.	175,371	1,890
	Ampco-Pittsburgh Corp.	72,730	1,805
	Sun Hydraulics Corp.	69,443	1,804
	Viad Corp.	86,398	1,775
*,^ SmartHeat Inc.		164,633	1,768
*	Blount International Inc.	169,426	1,755
	Ducommun Inc.	83,084	1,746
*	Republic Airways Holdings Inc.	288,389	1,707
	CDI Corp.	111,037	1,628
	American Woodmark Corp.	76,982	1,493
*	Greenbrier Cos. Inc.	135,152	1,488
*	Kadant Inc.	103,240	1,488
*	Tecumseh Products Co. Class A	120,426	1,478
	Kimball International Inc. Class B	212,231	1,475
	Horizon Lines Inc. Class A	240,818	1,310
	Aceto Corp.	208,787	1,261
*	Volt Information Sciences Inc.	114,335	1,167
*	Northwest Pipe Co.	50,792	1,110
*	3D Systems Corp.	80,068	1,093
	Applied Signal Technology Inc.	51,942	1,017
*	American Commercial Lines Inc.	39,997	1,004
	American Railcar Industries Inc.	80,425	978
*,^ Evergreen Solar Inc.		827,405	935
*	Rush Enterprises Inc. Class B	75,618	930
*	Pacer International Inc.	147,780	890
*	Sauer-Danfoss Inc.	65,192	866
	Preformed Line Products Co.	21,858	834
*	Fushi Copperweld Inc.	73,601	826
*,^ TBS International PLC Class A		111,475	814
*	Titan Machinery Inc.	56,253	770
*	CRA International Inc.	32,343	741
*	Pike Electric Corp.	76,418	712
*	Sterling Construction Co. Inc.	43,257	680
*	Universal Truckload Services Inc.	35,288	620
*	Odyssey Marine Exploration Inc.	304,525	399
	Lawson Products Inc.	22,705	351
*	Tecumseh Products Co. Class B	21,340	253
*	Plug Power Inc.	344,789	239
	Standard Register Co.	27,697	148
			897,554
Information Technology (8.9%)
*	3Com Corp.	3,298,572	25,366
*	Skyworks Solutions Inc.	1,430,294	22,313
*	Tech Data Corp.	420,309	17,611
	Diebold Inc.	554,408	17,608
*	Novell Inc.	2,898,727	17,363
*	Convergys Corp.	1,026,710	12,588
*	CACI International Inc. Class A	251,202	12,271
*	Acxiom Corp.	627,095	11,250
*	Benchmark Electronics Inc.	538,366	11,166
*	RF Micro Devices Inc.	2,126,985	10,592
*	Compuware Corp.	1,251,364	10,511
	Fair Isaac Corp.	402,317	10,195
	MAXIMUS Inc.	147,452	8,984
*	Emulex Corp.	673,558	8,945
*	JDA Software Group Inc.	320,247	8,909

*	International Rectifier Corp.	387,548	8,875
*	PMC - Sierra Inc.	951,509	8,487
	Earthlink Inc.	893,409	7,630
*	Checkpoint Systems Inc.	325,557	7,201
*	Fairchild Semiconductor International Inc. Class A	672,429	7,161
*	Lawson Software Inc.	1,080,574	7,143
*	Sanmina-SCI Corp.	426,728	7,041
*	Littelfuse Inc.	181,844	6,912
*	Take-Two Interactive Software Inc.	677,789	6,676
*	Mentor Graphics Corp.	820,857	6,583
*	Rambus Inc.	292,466	6,390
*	Arris Group Inc.	523,583	6,288
	AVX Corp.	426,105	6,051
*	Tekelec	328,810	5,971
*	EchoStar Corp. Class A	294,429	5,971
*	ADC Telecommunications Inc.	806,547	5,896
*	Teradyne Inc.	511,079	5,709
*	Integrated Device Technology Inc.	903,533	5,539
*	Insight Enterprises Inc.	383,091	5,501
	United Online Inc.	708,257	5,298
*	SolarWinds Inc.	244,396	5,294
*	Progress Software Corp.	167,711	5,271
*	Vishay Intertechnology Inc.	502,974	5,145
*	SYNNEX Corp.	169,372	5,007
*	Ariba Inc.	374,466	4,812
*	Veeco Instruments Inc.	110,369	4,801
	Park Electrochemical Corp.	163,434	4,697
	Black Box Corp.	146,563	4,508
*	Avid Technology Inc.	312,896	4,312
*	Electronics for Imaging Inc.	368,898	4,290
*,^ OpenTable Inc.		112,505	4,290
*	Epicor Software Corp.	435,321	4,162
*	Brightpoint Inc.	526,872	3,967
*	THQ Inc.	563,786	3,952
*	Newport Corp.	302,089	3,776
*	Loral Space & Communications Inc.	101,812	3,576
	Sycamore Networks Inc.	165,949	3,337
*	Adaptec Inc.	1,004,942	3,286
*	Aviat Networks Inc.	491,685	3,260
*	L-1 Identity Solutions Inc.	361,742	3,230
*	ModusLink Global Solutions Inc.	381,551	3,217
*	Semtech Corp.	179,506	3,129
	Methode Electronics Inc.	313,021	3,099
*	Zoran Corp.	283,115	3,046
*	SMART Modular Technologies WWH Inc.	388,348	2,994
*	Sonus Networks Inc.	1,143,668	2,985
*	Websense Inc.	127,844	2,911
*	Kulicke & Soffa Industries Inc.	376,890	2,732
	CTS Corp.	283,112	2,667
*	Netgear Inc.	101,272	2,643
*	UTStarcom Inc.	919,768	2,566
	Cohu Inc.	186,089	2,562
*	Omnivision Technologies Inc.	148,393	2,549
	Micrel Inc.	236,669	2,523
*	Rogers Corp.	85,443	2,479
*	Lattice Semiconductor Corp.	626,873	2,301
*	Extreme Networks	746,254	2,291
*	Bottomline Technologies Inc.	133,778	2,252

*,^ Rosetta Stone Inc.		93,649	2,227
	Agilysys Inc.	192,457	2,150
*	Symmetricom Inc.	365,094	2,129
*	Infospace Inc.	192,188	2,124
*	Ciber Inc.	551,999	2,065
*	ACI Worldwide Inc.	99,657	2,054
*	Actel Corp.	142,364	1,972
	Electro Rent Corp.	149,644	1,965
*	Entegris Inc.	380,345	1,917
*	Electro Scientific Industries Inc.	149,213	1,911
*	Silicon Image Inc.	628,068	1,897
*	Ness Technologies Inc.	289,069	1,824
*	Imation Corp.	165,519	1,822
	MTS Systems Corp.	62,388	1,811
*	ATMI Inc.	91,874	1,774
*	TNS Inc.	75,338	1,680
*,^ China Security & Surveillance Technology Inc.		212,966	1,638
*	DSP Group Inc.	191,279	1,593
*	Cogo Group Inc.	210,744	1,473
*	infoGROUP Inc.	187,001	1,459
*	Perficient Inc.	128,652	1,450
*	Exar Corp.	200,734	1,415
*	Integral Systems Inc.	145,266	1,399
*	Silicon Graphics International Corp.	126,993	1,358
	Technitrol Inc.	222,233	1,173
*	EMS Technologies Inc.	64,556	1,072
*	Silicon Storage Technology Inc.	343,424	1,044
*	Mattson Technology Inc.	209,867	970
*	Ixia	100,878	935
	Marchex Inc. Class B	179,650	918
*	Monotype Imaging Holdings Inc.	94,179	916
	Bel Fuse Inc. Class B	45,281	912
*	CPI International Inc.	62,090	823
*	Echelon Corp.	91,131	817
*	Internap Network Services Corp.	141,967	795
*	Rudolph Technologies Inc.	85,340	731
	Opnet Technologies Inc.	40,114	647
	Renaissance Learning Inc.	36,395	591
*	TechTarget Inc.	104,050	544
*	China TransInfo Technology Corp.	74,436	502
*	Advanced Analogic Technologies Inc.	122,503	428
*	Trident Microsystems Inc.	205,399	357
	Bel Fuse Inc. Class A	11,025	204
			529,400
Materials (7.9%)
	Ashland Inc.	594,633	31,379
	RPM International Inc.	1,078,978	23,025
*	Domtar Corp.	350,785	22,594
	Aptargroup Inc.	564,905	22,229
	Compass Minerals International Inc.	272,478	21,861
	Packaging Corp. of America	860,750	21,183
	Cytec Industries Inc.	406,473	18,999
	Temple-Inland Inc.	848,937	17,344
	Huntsman Corp.	1,388,503	16,732
	Rock-Tenn Co. Class A	307,429	14,010
	Carpenter Technology Corp.	367,742	13,459
	Olin Corp.	655,928	12,869

	Sensient Technologies Corp.	408,599	11,874
	Cabot Corp.	347,544	10,565
*	Rockwood Holdings Inc.	371,393	9,887
*	Coeur d'Alene Mines Corp.	652,491	9,774
*	Louisiana-Pacific Corp.	1,041,675	9,427
	HB Fuller Co.	406,160	9,427
	Eagle Materials Inc.	347,410	9,220
	Worthington Industries Inc.	528,608	9,140
*	OM Group Inc.	255,089	8,642
	Minerals Technologies Inc.	156,736	8,125
*	PolyOne Corp.	733,932	7,516
	Arch Chemicals Inc.	209,195	7,194
	Schweitzer-Mauduit International Inc.	145,887	6,938
*	Century Aluminum Co.	502,199	6,910
	Texas Industries Inc.	196,895	6,728
	Silgan Holdings Inc.	111,691	6,727
*	Ferro Corp.	673,534	5,920
	Royal Gold Inc.	127,728	5,902
	Glatfelter	380,856	5,519
*	Hecla Mining Co.	995,396	5,445
	AMCOL International Corp.	192,045	5,224
	Innophos Holdings Inc.	177,862	4,962
	Kaiser Aluminum Corp.	127,068	4,901
	Koppers Holdings Inc.	170,731	4,835
	A Schulman Inc.	195,877	4,793
*	Clearwater Paper Corp.	94,966	4,677
	Westlake Chemical Corp.	165,199	4,261
*	Buckeye Technologies Inc.	323,210	4,228
*	Wausau Paper Corp.	388,047	3,314
*	Boise Inc.	493,010	3,022
*	Spartech Corp.	256,399	3,000
	Myers Industries Inc.	250,618	2,627
	Olympic Steel Inc.	77,379	2,527
	Innospec Inc.	197,369	2,242
	Neenah Paper Inc.	122,605	1,942
	AM Castle & Co.	143,139	1,872
*,^ ShengdaTech Inc.		248,636	1,862
*	Stillwater Mining Co.	140,852	1,828
*,^ China Green Agriculture Inc.		109,788	1,537
	American Vanguard Corp.	171,309	1,396
	Deltic Timber Corp.	31,087	1,369
*	Graphic Packaging Holding Co.	360,960	1,303
^	Hawkins Inc.	47,344	1,146
			465,432
Telecommunication Services (0.8%)
*	Syniverse Holdings Inc.	550,600	10,720
*	Leap Wireless International Inc.	518,066	8,476
*	Cincinnati Bell Inc.	1,694,968	5,780
*	AboveNet Inc.	111,097	5,636
	NTELOS Holdings Corp.	265,001	4,714
	Iowa Telecommunications Services Inc.	273,682	4,571
	Consolidated Communications Holdings Inc.	198,725	3,768
	Atlantic Tele-Network Inc.	82,612	3,712
*	Premiere Global Services Inc.	167,228	1,381
*	SureWest Communications	112,101	963
*	TerreStar Corp.	200,133	264

* FiberTower Corp.			30,798	143
				50,128
Utilities (6.2%)
AGL Resources Inc.			646,785	24,998
Atmos Energy Corp.			773,867	22,109
Great Plains Energy Inc.			1,130,985	21,002
Westar Energy Inc.			911,239	20,321
Hawaiian Electric Industries Inc.			769,560	17,277
Piedmont Natural Gas Co. Inc.			611,290	16,859
Vectren Corp.			644,586	15,934
Nicor Inc.			378,182	15,853
WGL Holdings Inc.			419,708	14,543
IDACORP Inc.			397,897	13,775
Cleco Corp.			504,972	13,407
New Jersey Resources Corp.			351,032	13,185
Portland General Electric Co.			628,163	12,130
Southwest Gas Corp.			375,992	11,250
South Jersey Industries Inc.			248,810	10,448
Northwest Natural Gas Co.			221,554	10,324
Black Hills Corp.			324,644	9,853
Avista Corp.			457,535	9,476
Unisource Energy Corp.			298,698	9,391
PNM Resources Inc.			723,939	9,071
Allete Inc.			247,656	8,292
NorthWestern Corp.			300,419	8,054
* El Paso Electric Co.			370,298	7,628
MGE Energy Inc.			193,045	6,826
UIL Holdings Corp.			237,250	6,524
California Water Service Group			164,554	6,189
Laclede Group Inc.			176,421	5,949
Empire District Electric Co.			301,092	5,426
CH Energy Group Inc.			131,910	5,387
American States Water Co.			154,444	5,359
SJW Corp.			115,911	2,947
Chesapeake Utilities Corp.			74,267	2,213
Central Vermont Public Service Corp.			97,880	1,974
Middlesex Water Co.			112,972	1,926
Connecticut Water Service Inc.			71,487	1,664
*,^ China Natural Gas Inc.			114,691	1,125
				368,689
Total Common Stocks (Cost $5,328,763)				5,899,627
				Market
				Value
	Coupon		Shares	($000)
Temporary Cash Investments (1.2%)[1]
Money Market Fund (1.2%)
[2,3] Vanguard Market Liquidity Fund	0.183%		71,354,000	71,354

			Face	Market
		Maturity	Amount	Value
	Coupon	Date	($000)	($000)
U.S. Government and Agency Obligations (0.0%)
[4,5] Freddie Mac Discount Notes	0.320%	9/7/10	750	749
Total Temporary Cash Investments (Cost $72,102)				72,103

Total Investments (101.0%) (Cost $5,400,865)	5,971,730
Other Assets and Liabilities-Net (-1.0%)[3]	(59,333)
Net Assets (100%)	5,912,397

* Non-income-producing security.
^ Part of security position is on loan to broker-dealers. The total value of securities on loan is $43,483,000.
1 The fund invests a portion of its cash reserves in equity markets through the use of index futures contracts. After giving effect to futures investments, the fund's effective common stock and temporary cash investment positions represent 100.0% and 1.0%, respectively, of net assets.
2 Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by Vanguard. Rate shown is the 7-day yield.
3 Includes $47,290,000 of collateral received for securities on loan.
4 Securities with a value of $749,000 have been segregated as initial margin for open futures contracts.
5 The issuer operates under a congressional charter; its securities are not backed by the full faith and credit of the U.S. government.

A. Security Valuation: Securities are valued as of the close of trading on the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date. Equity securities are valued at the latest quoted sales prices or official closing prices taken from the primary market in which each security trades; such securities not traded on the valuation date are valued at the mean of the latest quoted bid and asked prices. Securities for which market quotations are not readily available, or whose values have been materially affected by events occurring before the fund's pricing time but after the close of the securities’ primary markets, are valued by methods deemed by the board of trustees to represent fair value. Investments in Vanguard Market Liquidity Fund are valued at that fund's net asset value. Temporary cash investments acquired over 60 days to maturity are valued using the latest bid prices or using valuations based on a matrix system (which considers such factors as security prices, yields, maturities, and ratings), both as furnished by independent pricing services. Other temporary cash investments are valued at amortized cost, which approximates market value.

B. Futures Contracts: The fund uses index futures contracts to a limited extent, with the objectives of maintaining full exposure to the stock market, enhancing returns, maintaining liquidity, and minimizing transaction costs. The fund may purchase futures contracts to immediately invest incoming cash in the market, or sell futures in response to cash outflows, thereby simulating a fully invested position in the underlying index while maintaining a cash balance for liquidity. The fund may seek to enhance returns by using futures contracts instead of the underlying securities when futures are believed to be priced more attractively than the underlying securities. The primary risks associated with the use of futures contracts are imperfect correlation between changes in market values of stocks held by the fund and the prices of futures contracts, and the possibility of an illiquid market.

Futures contracts are valued at their quoted daily settlement prices. The aggregate principal amounts of the contracts are not recorded in the Schedule of Investments. Fluctuations in the value of the contracts are recorded in the Schedule of Investments as an asset (liability).

($000)

		Number of	Aggregate	Unrealized
		Long (Short)	Settlement	Appreciation
Futures Contracts	Expiration	Contracts	Value	(Depreciation)
E-mini Russell 2000 Index	June 2010	174	11,782	1

Unrealized appreciation (depreciation) on open futures contracts is required to be treated as realized gain (loss) for tax purposes.

Small-Cap Value Index Fund

C. Various inputs may be used to determine the value of the fund's investments. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

Level 1—Quoted prices in active markets for identical securities.
Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3—Significant unobservable inputs (including the fund's own assumptions used to determine the fair value of investments).

The following table summarizes the fund's investments as of March 31, 2010, based on the inputs used to value them:

	Level 1	Level 2	Level 3
Investments	($000)	($000)	($000)
Common Stocks	5,899,626	—	1
Temporary Cash Investments	71,354	749	—
Futures Contracts—Liabilities[1]	(90)	—	—
Total	5,970,890	749	1
1 Represents variation margin on the last day of the reporting period.

The following table summarizes changes in investments valued based on Level 3 inputs during the period ended March 31, 2010:

Investments in
Common Stocks
Amount Valued Based on Level 3 Inputs	($000)
Balance as of December 31, 2009	—
Transfers into Level 3	1
Balance as of March 31, 2010	1

D. At March 31, 2010, the cost of investment securities for tax purposes was $5,400,865,000. Net unrealized appreciation of investment securities for tax purposes was $570,865,000, consisting of unrealized gains of $988,876,000 on securities that had risen in value since their purchase and $418,011,000 in unrealized losses on securities that had fallen in value since their purchase.

Item 2: Controls and Procedures

(a) Disclosure Controls and Procedures. The Principal Executive and Financial Officers concluded that the Registrant’s Disclosure Controls and Procedures are effective based on their evaluation of the Disclosure Controls and Procedures as of a date within 90 days of the filing date of this report.

(b) Internal Control Over Financial Reporting. During the last fiscal quarter, there was no significant change in the Registrant’s internal control over financial reporting that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3: Exhibits

(a) Certifications

VANGUARD INDEX FUNDS

By:	/s/ F. WILLIAM MCNABB III*
F. WILLIAM MCNABB III
CHIEF EXECUTIVE OFFICER

Date: May 21, 2010

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

VANGUARD INDEX FUNDS

By:	/s/ F. WILLIAM MCNABB III*
F. WILLIAM MCNABB III
CHIEF EXECUTIVE OFFICER

Date: May 21, 2010

VANGUARD INDEX FUNDS

By:	/s/ THOMAS J. HIGGINS*
THOMAS J. HIGGINS
CHIEF FINANCIAL OFFICER

Date: May 21, 2010

* By:/s/ Heidi Stam

Heidi Stam, pursuant to a Power of Attorney filed on April 26, 2010, see file Number 33-53683, Incorporated by Reference.